UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Allspring Funds Trust

(Exact name of registrant as specified in charter)

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: May 31

Registrant is making a filing for 15 of its series:

Allspring Asset Allocation Fund, Allspring Growth Balanced Fund, Allspring Moderate Balanced Fund, Allspring Index Fund, Allspring C&B Large Cap Value Fund, Allspring Emerging Growth Fund, Allspring Small Company Growth Fund, Allspring Small Company Value Fund, Allspring Core Bond Fund, Allspring Real Return Fund, Allspring Spectrum Income Allocation Fund, Allspring Spectrum Growth Fund, Allspring Spectrum Moderate Growth Fund, Allspring Spectrum Conservative Growth Fund and Allspring Spectrum Aggressive Growth Fund

Date of reporting period: November 30, 2022

ITEM 1.	REPORT TO STOCKHOLDERS

Semi-Annual Report
November 30, 2022
Allspring Core Bond Fund

The views expressed and any forward-looking statements are as of November 30, 2022, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Core Bond Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Core Bond Fund for the six-month period that ended November 30, 2022. Globally, stocks and bonds experienced heightened volatility and generally negative returns through the challenging period.  Non-U.S. securities fared the worst as the global economy faced multiple challenges and the strength of the U.S. dollar eroded already-poor returns of non-U.S.-dollar-denominated assets.
Earlier tailwinds provided by global stimulus programs, vaccination rollouts, and recovering consumer and corporate sentiment were wiped away by the highest rate of inflation in four decades, the impact of ongoing aggressive central bank rate hikes and the prospect of more, plus the global reverberations of the Russia-Ukraine war. The already-significant global supply-chain disruptions were compounded by China’s COVID-19 lockdowns.
For the six-month period, both stocks and bonds registered major losses, with even U.S. bonds suffering deep losses and other assets faring worse. For the period, U.S. stocks, based on the S&P 500 Index,1 lost 0.40%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -5.18%, while the MSCI EM Index (Net) (USD)3 declined 8.15%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned -4.06%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 returned -8.22%, the Bloomberg Municipal Bond Index6 declined 1.43%, and the ICE BofA U.S. High Yield Index7 fell 2.97%.
Rising inflation and economic fallout from the Russia-Ukraine war drove markets.
In June, stocks posted further losses en route to their worst first half of a year in 50 years. Bonds didn’t fare much better. Driving the losses were the familiar factors: rising global inflation and fears of recession as central banks increased rates to try to curb soaring inflation. The Federal Reserve (Fed) raised its short-term rate by another 0.75% in June. Meanwhile, the U.S. unemployment rate held firm at 3.6% and the housing market remained only marginally affected by sharply higher mortgage rates.
“In June, stocks posted further losses en route to their worst first half of a year in 50 years. Bonds didn’t fare much better. Driving the losses were the familiar factors: rising global inflation and fears of recession as central banks increased rates to try to curb soaring inflation.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring Core Bond Fund

Letter to shareholders (unaudited)
Markets rebounded in July, led by U.S. stocks. While evidence began to point to an economic slowdown after two consecutive quarters of declining gross domestic product (economic contraction),  the U.S. labor market remained surprisingly strong: July nonfarm payrolls grew by more than 500,000 and U.S. unemployment dipped to 3.5%. Meanwhile, crude oil and retail gasoline prices, major contributors to recent overall inflation, fell substantially from earlier highs. And while U.S. home prices rose, sales fell as houses became less affordable with mortgage rates at a 13-year high. The Fed raised the federal funds rate another 0.75% in July—to a range of 2.25% to 2.50%—and forecasts pointed to further rate hikes.
August was yet another broadly challenging month for financial markets, with more red ink flowing. High inflation persisted, cresting 9% in the eurozone on an annual basis and remaining above 8% in the U.S. despite the Fed’s aggressive monetary policy and a major drop in global crude oil and gasoline prices from their June peak. One positive note was the resilience of the U.S. job market. However, the Fed’s job was clearly not complete. One longer-term bright spot was the U.S. Congress’s passage of the Inflation Reduction Act. Its primary stated goals include: to reduce inflation (though not immediately) by curbing the deficit, capping health care spending by seniors, and investing in domestic sources of clean energy.
The market misery continued in September. There was nowhere to hide as all asset classes suffered major losses at the hands of persistent inflation. Central banks kept up their battle against rapidly rising prices with more rate hikes. The strength of the U.S. dollar made things even more difficult for investors holding assets in other currencies. U.S. mortgage rates jumped to near 7% on 30-year fixed-rate mortgages; the decreased housing affordability began to cool demand somewhat. The U.K. experienced a sharp sell-off of government bonds and the British pound in September as investors panicked in response to a new government budget that was seen as financially unsound. The market meltdown forced the Bank of England to step in and buy long-dated government bonds.
Equities had a reprieve in October after two months of sharp declines. Value stocks and small caps fared best. Globally, developed markets outpaced emerging market equities, which were hurt by weakness among Chinese stocks. Central banks continued to try to curtail high inflation with aggressive interest rate hikes. Geopolitical risks persisted, including the ongoing Russia-Ukraine war and economic, financial market, and political turmoil in the U.K., which led to a second prime ministerial change in six weeks, as Rishi Sunak replaced Liz Truss in late October. Concerns over Europe’s energy crisis eased, for now, thanks to unseasonably warm weather and plentiful gas on hand. The U.S. labor market continued its resilience against rising prices, as unemployment stood at 3.7%, near a record low.
Stocks and bonds rallied in November, with emerging market equities gaining nearly 15% and developed market equities returning 7%. The S&P 500 Index rose 5.6% in November. Bonds also had positive monthly returns. Economic news was encouraging, driven by U.S. labor market strength. Although central banks kept raising rates, expectations grew regarding an impending easing in the pace of rate hikes and a possible end to central bank monetary tightening in 2023. Although inflation remained at record highs in the eurozone, with a 10.6% annual increase in October, Germany’s producer prices decreased 4.2% annually, signaling a possible decline in inflationary pressures. Meanwhile, U.S. inflation continued to moderate, with a 7.1% annual price rise in November and a monthly price increase of just 0.1%. China’s economic data remained weak, reflecting its zero-COVID-19 policy.

Allspring Core Bond Fund  |  3

Letter to shareholders (unaudited)
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

4  |  Allspring Core Bond Fund

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Performance highlights (unaudited)
Investment objective	The Fund seeks total return, consisting of income and capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser for the affiliated master portfolio*
Allspring Global Investments, LLC
Portfolio managers	Maulik Bhansali, CFA®‡, Jarad Vasquez

Average annual total returns (%) as of November 30, 2022
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (MBFAX)	10-31-2001	-17.36	-1.06	0.33	-13.50	-0.14	0.80	0.82	0.78
Class C (MBFCX)	10-31-2001	-15.15	-0.89	0.19	-14.15	-0.89	0.19	1.57	1.53
Class R (WTRRX)	7-9-2010	–	–	–	-13.60	-0.31	0.58	1.07	1.03
Class R4 (MBFRX)	11-30-2012	–	–	–	-13.28	0.14	1.06	0.59	0.52
Class R6 (WTRIX)	11-30-2012	–	–	–	-13.16	0.27	1.21	0.44	0.37
Administrator Class (MNTRX)	6-30-1997	–	–	–	-13.43	-0.06	0.87	0.76	0.70
Institutional Class (MBFIX)	10-31-2001	–	–	–	-13.20	0.22	1.16	0.49	0.42
Bloomberg U.S. Aggregate Bond Index[3]	–	–	–	–	-12.84	0.21	1.09	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through September 30, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.78% for Class A, 1.53% for Class C, 1.03% for Class R, 0.52% for Class R4, 0.37% for Class R6, 0.70% for Administrator Class, and 0.42% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolio invests, and extraordinary expenses are excluded from the expense caps. Net expenses from the affiliated master portfolio are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

*	The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single affiliated master portfolio of the Allspring Master Trust with a substantially identical investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.
‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Allspring Core Bond Fund

Performance highlights (unaudited)
Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). Securities issued by U.S. government agencies or government sponsored entities may not be guaranteed by the U.S. Treasury. This fund is exposed to foreign investment risk and mortgage- and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Allspring Core Bond Fund  |  7

Performance highlights (unaudited)
Ten largest holdings (%) as of November 30, 2022[1]
U.S. Treasury Bond, 1.38%, 11-15-2040	2.34
U.S. Treasury Bond, 1.75%, 8-15-2041	2.28
U.S. Treasury Note, 3.88%, 11-30-2027	2.16
U.S. Treasury Note, 1.50%, 8-15-2026	2.07
U.S. Treasury Note, 4.13%, 10-31-2027	1.43
U.S. Treasury Bond, 1.13%, 5-15-2040	1.25
U.S. Treasury Bond, 1.13%, 8-15-2040	1.21
U.S. Treasury Note, 2.75%, 5-31-2029	1.09
FNMA Series FS2648 Class FN , 3.00%, 10-1-2049	0.97
U.S. Treasury Note, 0.38%, 1-31-2026	0.91
[1]	Each holding represents the Fund’s allocable portion of the affiliated master portfolio security. Figures represent each holding as a percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.
Portfolio composition as of November 30, 2022[1]
[1]	Figures represent the portfolio allocation of the affiliated master portfolio as a percentage of the long-term investments of the affiliated master portfolio. Allocations are subject to change and may have changed since the date specified.

8  |  Allspring Core Bond Fund

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2022 to November 30, 2022.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Allspring Core Bond Fund  |  9

Fund expenses (unaudited)
	Beginning account value 6-1-2022	Ending account value 11-30-2022	Expenses paid during the period[1,2]	Annualized net expense ratio[2]
Class A
Actual	$1,000.00	$ 956.64	$3.83	0.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.16	$3.95	0.78%
Class C
Actual	$1,000.00	$ 953.29	$7.49	1.53%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.40	$7.74	1.53%
Class R
Actual	$1,000.00	$ 956.28	$4.46	0.91%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.51	$4.61	0.91%
Class R4
Actual	$1,000.00	$ 958.17	$2.55	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.46	$2.64	0.52%
Class R6
Actual	$1,000.00	$ 958.85	$1.82	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.21	$1.88	0.37%
Administrator Class
Actual	$1,000.00	$ 957.31	$3.43	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.56	$3.55	0.70%
Institutional Class
Actual	$1,000.00	$ 958.61	$2.06	0.42%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.96	$2.13	0.42%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 183 divided by 365 (to reflect the one-half-year period).
2 Amounts reflect net expenses allocated from the affiliated Master Portfolio in which the Fund invests.

10  |  Allspring Core Bond Fund

Portfolio of investments—November 30, 2022 (unaudited)

		Value
Investment companies: 100.13%
Affiliated master portfolio: 100.13%
Allspring Core Bond Portfolio		$4,273,624,467
Total Investment companies (Cost $4,625,276,908)		4,273,624,467
Total investments in securities (Cost $4,625,276,908)	100.13%	4,273,624,467
Other assets and liabilities, net	(0.13)	(5,460,978)
Total net assets	100.00%	$4,268,163,489
Transactions with the affiliated Master Portfolio were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Interest allocated from affiliated Master Portfolio	Affiliated income allocated from affiliated Master Portfolio	Value, end of period
Allspring Core Bond Portfolio	94.49%	95.37%	$(225,061,915)	$(25,677,296)	$66,013,441	$1,827,050	$4,273,624,467
The accompanying notes are an integral part of these financial statements.

Allspring Core Bond Fund  |  11

Statement of assets and liabilities—November 30, 2022 (unaudited)

Assets
Investments in affiliated Master Portfolio, at value (cost $4,625,276,908)	$ 4,273,624,467
Receivable for Fund shares sold	3,966,996
Receivable from manager	108,232
Prepaid expenses and other assets	200,663
Total assets	4,277,900,358
Liabilities
Payable for Fund shares redeemed	8,398,817
Dividends payable	924,108
Administration fees payable	234,683
Distribution fees payable	4,154
Trustees’ fees and expenses payable	792
Accrued expenses and other liabilities	174,315
Total liabilities	9,736,869
Total net assets	$4,268,163,489
Net assets consist of
Paid-in capital	$ 5,036,750,053
Total distributable loss	(768,586,564)
Total net assets	$4,268,163,489
Computation of net asset value and offering price per share
Net assets – Class A	$ 298,367,471
Shares outstanding – Class A1	26,238,915
Net asset value per share – Class A	$11.37
Maximum offering price per share – Class A2	$11.91
Net assets – Class C	$ 6,528,956
Shares outstanding – Class C1	580,302
Net asset value per share – Class C	$11.25
Net assets – Class R	$ 1,363,978
Shares outstanding – Class R1	123,064
Net asset value per share – Class R	$11.08
Net assets – Class R4	$ 1,964,548
Shares outstanding – Class R4[1]	177,288
Net asset value per share – Class R4	$11.08
Net assets – Class R6	$ 1,497,086,371
Shares outstanding – Class R6[1]	135,207,179
Net asset value per share – Class R6	$11.07
Net assets – Administrator Class	$ 77,593,131
Shares outstanding – Administrator Class[1]	7,001,062
Net asset value per share – Administrator Class	$11.08
Net assets – Institutional Class	$ 2,385,259,034
Shares outstanding – Institutional Class[1]	215,501,662
Net asset value per share – Institutional Class	$11.07
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Core Bond Fund

Statement of operations—six months ended November 30, 2022 (unaudited)

Investment income
Interest allocated from affiliated Master Portfolio	$ 66,013,441
Affiliated income allocated from affiliated Master Portfolio	1,827,050
Expenses allocated from affiliated Master Portfolio	(8,035,412)
Waivers allocated from affiliated Master Portfolio	83,468
Total investment income	59,888,547
Expenses
Management fee	1,103,282
Administration fees
Class A	245,201
Class C	5,664
Class R	1,110
Class R4	675
Class R6	232,414
Administrator Class	63,578
Institutional Class	967,955
Shareholder servicing fees
Class A	383,126
Class C	8,850
Class R	1,206
Class R4	841
Administrator Class	151,714
Distribution fees
Class C	26,551
Class R	1,214
Custody and accounting fees	73,002
Professional fees	22,227
Registration fees	55,966
Shareholder report expenses	51,117
Trustees’ fees and expenses	10,873
Other fees and expenses	13,282
Total expenses	3,419,848
Less: Fee waivers and/or expense reimbursements
Fund-level	(1,108,333)
Class A	(4,408)
Class R4	(259)
Class R6	(232,414)
Administrator Class	(5,704)
Institutional Class	(371,789)
Net expenses	1,696,941
Net investment income	58,191,606
Realized and unrealized gains (losses) on investments
Net realized losses on securities transactions allocated from affiliated Master Portfolio	(225,061,915)
Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio	(25,677,296)
Net realized and unrealized gains (losses) on investments	(250,739,211)
Net decrease in net assets resulting from operations	$(192,547,605)
The accompanying notes are an integral part of these financial statements.

Allspring Core Bond Fund  |  13

Statement of changes in net assets

	Six months ended November 30, 2022 (unaudited)		Year ended May 31, 2022
Operations
Net investment income		$ 58,191,606		$ 62,869,235
Net realized losses on investments		(225,061,915)		(160,127,410)
Net change in unrealized gains (losses) on investments		(25,677,296)		(336,112,120)
Net decrease in net assets resulting from operations		(192,547,605)		(433,370,295)
Distributions to shareholders from
Net investment income and net realized gains
Class A		(3,163,704)		(6,433,689)
Class C		(46,145)		(110,382)
Class R		(13,395)		(26,649)
Class R4		(19,969)		(36,787)
Class R6		(19,155,361)		(39,431,641)
Administrator Class		(1,307,829)		(4,031,398)
Institutional Class		(29,354,395)		(58,058,159)
Total distributions to shareholders		(53,060,798)		(108,128,705)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,405,890	16,109,690	3,702,453	48,486,367
Class C	71,788	823,528	108,019	1,407,245
Class R	5,424	61,486	34,646	423,424
Class R4	73,405	806,507	28,978	375,499
Class R6	19,735,385	221,026,463	35,298,112	443,259,488
Administrator Class	976,709	11,179,369	2,796,248	36,167,197
Institutional Class	50,153,044	561,674,227	81,429,382	1,025,963,187
		811,681,270		1,556,082,407
Reinvestment of distributions
Class A	259,247	2,971,800	459,521	6,030,239
Class C	4,040	45,750	8,369	109,235
Class R	825	9,219	1,429	18,254
Class R4	1,793	19,969	2,874	36,727
Class R6	1,363,898	15,230,832	2,565,625	32,770,856
Administrator Class	102,060	1,152,408	297,680	3,811,913
Institutional Class	2,509,805	28,005,895	4,290,277	54,802,544
		47,435,873		97,579,768
Payment for shares redeemed
Class A	(2,444,359)	(28,183,477)	(4,763,948)	(62,340,443)
Class C	(152,505)	(1,732,397)	(467,425)	(6,084,370)
Class R	(6,994)	(79,323)	(43,328)	(536,185)
Class R4	(31,846)	(345,193)	(33,896)	(428,263)
Class R6	(26,439,664)	(295,205,432)	(48,563,677)	(619,916,699)
Administrator Class	(9,225,977)	(104,628,969)	(4,352,230)	(55,087,181)
Institutional Class	(46,455,427)	(517,341,135)	(86,745,436)	(1,095,982,497)
		(947,515,926)		(1,840,375,638)
Net decrease in net assets resulting from capital share transactions		(88,398,783)		(186,713,463)
Total decrease in net assets		(334,007,186)		(728,212,463)
Net assets
Beginning of period		4,602,170,675		5,330,383,138
End of period		$4,268,163,489		$ 4,602,170,675
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Core Bond Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31
Class A	Six months ended November 30, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$12.01	$13.43	$14.17	$13.28	$12.86	$13.22
Net investment income	0.13	0.12	0.12 [1]	0.25	0.32	0.24
Net realized and unrealized gains (losses) on investments	(0.65)	(1.30)	(0.06)	0.93	0.42	(0.36)
Total from investment operations	(0.52)	(1.18)	0.06	1.18	0.74	(0.12)
Distributions to shareholders from
Net investment income	(0.12)	(0.12)	(0.15)	(0.26)	(0.32)	(0.24)
Net realized gains	0.00	(0.12)	(0.65)	(0.03)	0.00	0.00
Total distributions to shareholders	(0.12)	(0.24)	(0.80)	(0.29)	(0.32)	(0.24)
Net asset value, end of period	$11.37	$12.01	$13.43	$14.17	$13.28	$12.86
Total return[2]	(4.34)%	(8.95)%	0.31%	9.03%	5.87%	(0.96)%
Ratios to average net assets (annualized)*
Gross expenses	0.83%	0.82%	0.82%	0.82%	0.83%	0.83%
Net expenses	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%
Net investment income	2.30%	0.91%	0.87%	1.85%	2.50%	1.79%
Supplemental data
Portfolio turnover rate[3]	213%	432%	457%	603%	577%	542%
Net assets, end of period (000s omitted)	$298,367	$324,431	$370,882	$299,642	$302,246	$320,208

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2022 (unaudited)	0.36%
Year ended May 31, 2022	0.36%
Year ended May 31, 2021	0.35%
Year ended May 31, 2020	0.35%
Year ended May 31, 2019	0.35%
Year ended May 31, 2018	0.35%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.
The accompanying notes are an integral part of these financial statements.

Allspring Core Bond Fund  |  15

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31
Class C	Six months ended November 30, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$11.88	$13.29	$14.03	$13.15	$12.74	$13.09
Net investment income	0.09 [1]	0.05	0.03	0.15	0.23	0.14
Net realized and unrealized gains (losses) on investments	(0.64)	(1.32)	(0.07)	0.92	0.40	(0.35)
Total from investment operations	(0.55)	(1.27)	(0.04)	1.07	0.63	(0.21)
Distributions to shareholders from
Net investment income	(0.08)	(0.02)	(0.05)	(0.16)	(0.22)	(0.14)
Net realized gains	0.00	(0.12)	(0.65)	(0.03)	0.00	0.00
Total distributions to shareholders	(0.08)	(0.14)	(0.70)	(0.19)	(0.22)	(0.14)
Net asset value, end of period	$11.25	$11.88	$13.29	$14.03	$13.15	$12.74
Total return[2]	(4.67)%	(9.65)%	(0.45)%	8.22%	5.04%	(1.65)%
Ratios to average net assets (annualized)*
Gross expenses	1.58%	1.57%	1.57%	1.57%	1.58%	1.58%
Net expenses	1.53%	1.53%	1.53%	1.53%	1.53%	1.53%
Net investment income	1.54%	0.13%	0.16%	1.11%	1.75%	1.04%
Supplemental data
Portfolio turnover rate[3]	213%	432%	457%	603%	577%	542%
Net assets, end of period (000s omitted)	$6,529	$7,806	$13,399	$27,971	$34,494	$47,843

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2022 (unaudited)	0.36%
Year ended May 31, 2022	0.36%
Year ended May 31, 2021	0.35%
Year ended May 31, 2020	0.35%
Year ended May 31, 2019	0.35%
Year ended May 31, 2018	0.35%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Core Bond Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31
Class R	Six months ended November 30, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$11.70	$13.09	$13.83	$12.96	$12.55	$12.90
Net investment income	0.12 [1]	0.10 [1]	0.11 [1]	0.22 [1]	0.28 [1]	0.20 [1]
Net realized and unrealized gains (losses) on investments	(0.63)	(1.27)	(0.06)	0.90	0.41	(0.35)
Total from investment operations	(0.51)	(1.17)	0.05	1.12	0.69	(0.15)
Distributions to shareholders from
Net investment income	(0.11)	(0.10)	(0.14)	(0.22)	(0.28)	(0.20)
Net realized gains	0.00	(0.12)	(0.65)	(0.03)	0.00	0.00
Total distributions to shareholders	(0.11)	(0.22)	(0.79)	(0.25)	(0.28)	(0.20)
Net asset value, end of period	$11.08	$11.70	$13.09	$13.83	$12.96	$12.55
Total return[2]	(4.37)%	(9.09)%	0.22%	8.80%	5.61%	(1.19)%
Ratios to average net assets (annualized)*
Gross expenses	0.93%	0.92%	0.87%	1.05%	1.07%	1.08%
Net expenses	0.91%	0.90%	0.86%	1.02%	1.03%	1.03%
Net investment income	2.16%	0.79%	0.81%	1.66%	2.25%	1.54%
Supplemental data
Portfolio turnover rate[3]	213%	432%	457%	603%	577%	542%
Net assets, end of period (000s omitted)	$1,364	$1,449	$1,716	$3,241	$8,565	$12,230

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2022 (unaudited)	0.36%
Year ended May 31, 2022	0.36%
Year ended May 31, 2021	0.35%
Year ended May 31, 2020	0.35%
Year ended May 31, 2019	0.35%
Year ended May 31, 2018	0.35%

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.
The accompanying notes are an integral part of these financial statements.

Allspring Core Bond Fund  |  17

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31
Class R4	Six months ended November 30, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$11.70	$13.09	$13.83	$12.95	$12.55	$12.89
Net investment income	0.15 [1]	0.15	0.16 [1]	0.29 [1]	0.35	0.26 [1]
Net realized and unrealized gains (losses) on investments	(0.64)	(1.27)	(0.06)	0.91	0.40	(0.34)
Total from investment operations	(0.49)	(1.12)	0.10	1.20	0.75	(0.08)
Distributions to shareholders from
Net investment income	(0.13)	(0.15)	(0.19)	(0.29)	(0.35)	(0.26)
Net realized gains	0.00	(0.12)	(0.65)	(0.03)	0.00	0.00
Total distributions to shareholders	(0.13)	(0.27)	(0.84)	(0.32)	(0.35)	(0.26)
Net asset value, end of period	$11.08	$11.70	$13.09	$13.83	$12.95	$12.55
Total return[2]	(4.18)%	(8.74)%	0.55%	9.34%	6.07%	(0.61)%
Ratios to average net assets (annualized)*
Gross expenses	0.60%	0.59%	0.59%	0.59%	0.60%	0.60%
Net expenses	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%
Net investment income	2.61%	1.17%	1.16%	2.19%	2.76%	2.01%
Supplemental data
Portfolio turnover rate[3]	213%	432%	457%	603%	577%	542%
Net assets, end of period (000s omitted)	$1,965	$1,567	$1,780	$4,549	$10,805	$11,680

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2022 (unaudited)	0.36%
Year ended May 31, 2022	0.36%
Year ended May 31, 2021	0.35%
Year ended May 31, 2020	0.35%
Year ended May 31, 2019	0.35%
Year ended May 31, 2018	0.35%

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Core Bond Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31
Class R6	Six months ended November 30, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$11.69	$13.08	$13.82	$12.95	$12.54	$12.89
Net investment income	0.15	0.17	0.18 [1]	0.30	0.37	0.28
Net realized and unrealized gains (losses) on investments	(0.63)	(1.27)	(0.06)	0.91	0.41	(0.35)
Total from investment operations	(0.48)	(1.10)	0.12	1.21	0.78	(0.07)
Distributions to shareholders from
Net investment income	(0.14)	(0.17)	(0.21)	(0.31)	(0.37)	(0.28)
Net realized gains	0.00	(0.12)	(0.65)	(0.03)	0.00	0.00
Total distributions to shareholders	(0.14)	(0.29)	(0.86)	(0.34)	(0.37)	(0.28)
Net asset value, end of period	$11.07	$11.69	$13.08	$13.82	$12.95	$12.54
Total return[2]	(4.11)%	(8.61)%	0.70%	9.42%	6.31%	(0.54)%
Ratios to average net assets (annualized)*
Gross expenses	0.45%	0.44%	0.44%	0.44%	0.45%	0.45%
Net expenses	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%
Net investment income	2.71%	1.32%	1.29%	2.26%	2.92%	2.24%
Supplemental data
Portfolio turnover rate[3]	213%	432%	457%	603%	577%	542%
Net assets, end of period (000s omitted)	$1,497,086	$1,643,353	$1,978,164	$2,545,332	$2,513,644	$1,360,847

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2022 (unaudited)	0.36%
Year ended May 31, 2022	0.36%
Year ended May 31, 2021	0.35%
Year ended May 31, 2020	0.35%
Year ended May 31, 2019	0.35%
Year ended May 31, 2018	0.35%

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.
The accompanying notes are an integral part of these financial statements.

Allspring Core Bond Fund  |  19

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31
Administrator Class	Six months ended November 30, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$11.70	$13.09	$13.83	$12.96	$12.56	$12.90
Net investment income	0.13 [1]	0.13	0.13	0.26	0.33 [1]	0.24 [1]
Net realized and unrealized gains (losses) on investments	(0.63)	(1.27)	(0.06)	0.90	0.40	(0.34)
Total from investment operations	(0.50)	(1.14)	0.07	1.16	0.73	(0.10)
Distributions to shareholders from
Net investment income	(0.12)	(0.13)	(0.16)	(0.26)	(0.33)	(0.24)
Net realized gains	0.00	(0.12)	(0.65)	(0.03)	0.00	0.00
Total distributions to shareholders	(0.12)	(0.25)	(0.81)	(0.29)	(0.33)	(0.24)
Net asset value, end of period	$11.08	$11.70	$13.09	$13.83	$12.96	$12.56
Total return[2]	(4.27)%	(8.90)%	0.37%	9.14%	5.87%	(0.79)%
Ratios to average net assets (annualized)*
Gross expenses	0.76%	0.74%	0.76%	0.76%	0.76%	0.77%
Net expenses	0.70%	0.69%	0.70%	0.70%	0.70%	0.70%
Net investment income	2.28%	0.99%	0.95%	1.92%	2.58%	1.86%
Supplemental data
Portfolio turnover rate[3]	213%	432%	457%	603%	577%	542%
Net assets, end of period (000s omitted)	$77,593	$177,305	$214,796	$218,522	$205,825	$269,057

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2022 (unaudited)	0.36%
Year ended May 31, 2022	0.36%
Year ended May 31, 2021	0.35%
Year ended May 31, 2020	0.35%
Year ended May 31, 2019	0.35%
Year ended May 31, 2018	0.35%

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.
The accompanying notes are an integral part of these financial statements.

20  |  Allspring Core Bond Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31
Institutional Class	Six months ended November 30, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$11.69	$13.07	$13.82	$12.94	$12.54	$12.88
Net investment income	0.15	0.16	0.17	0.29	0.36	0.28
Net realized and unrealized gains (losses) on investments	(0.63)	(1.26)	(0.07)	0.92	0.40	(0.34)
Total from investment operations	(0.48)	(1.10)	0.10	1.21	0.76	(0.06)
Distributions to shareholders from
Net investment income	(0.14)	(0.16)	(0.20)	(0.30)	(0.36)	(0.28)
Net realized gains	0.00	(0.12)	(0.65)	(0.03)	0.00	0.00
Total distributions to shareholders	(0.14)	(0.28)	(0.85)	(0.33)	(0.36)	(0.28)
Net asset value, end of period	$11.07	$11.69	$13.07	$13.82	$12.94	$12.54
Total return[1]	(4.14)%	(8.59)%	0.58%	9.45%	6.18%	(0.51)%
Ratios to average net assets (annualized)*
Gross expenses	0.50%	0.49%	0.49%	0.49%	0.50%	0.50%
Net expenses	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%
Net investment income	2.65%	1.27%	1.22%	2.21%	2.86%	2.16%
Supplemental data
Portfolio turnover rate[2]	213%	432%	457%	603%	577%	542%
Net assets, end of period (000s omitted)	$2,385,259	$2,446,260	$2,749,647	$2,365,421	$2,343,238	$3,318,290

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2022 (unaudited)	0.36%
Year ended May 31, 2022	0.36%
Year ended May 31, 2021	0.35%
Year ended May 31, 2020	0.35%
Year ended May 31, 2019	0.35%
Year ended May 31, 2018	0.35%

[1]	Returns for periods of less than one year are not annualized.
[2]	Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.
The accompanying notes are an integral part of these financial statements.

Allspring Core Bond Fund  |  21

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Core Bond Fund (the "Fund") which is a diversified series of the Trust.
The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single master portfolio with a substantially identical investment objective and substantially similar investment strategies. The Fund invests in Allspring Core Bond Portfolio, a separate diversified portfolio (the “affiliated Master Portfolio”) of Allspring Master Trust, a registered open-end management investment company. As of November 30, 2022, the Fund owned 95.37% of Allspring Core Bond Portfolio. The affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. The Fund accounts for its investment in the affiliated Master Portfolio as a partnership investment and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolio for the six months ended November 30, 2022 are included in this report and should be read in conjunction with the Fund’s financial statements.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which are also valued daily. Securities held in the affiliated Master Portfolio are valued as discussed in the Notes to Financial Statements of the affiliated Master Portfolio, which are included elsewhere in this report.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Investment transactions, income and expenses
Investments in the affiliated Master Portfolio are recorded on a trade date basis. The Fund records daily its proportionate share of the affiliated Master Portfolio’s income, expenses and realized and unrealized gains or losses. The Fund also accrues its own expenses.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

22  |  Allspring Core Bond Fund

Notes to financial statements (unaudited)
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of November 30, 2022, the aggregate cost of all investments for federal income tax purposes was $4,651,047,267 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 0
Gross unrealized losses	(377,422,800)
Net unrealized losses	$(377,422,800)
As of May 31, 2022, the Fund had current year deferred post-October capital losses consisting of $141,946,847 in short-term capital losses and $29,094,231 in long-term capital losses which was recognized in the first day of the current fiscal year.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
At November 30, 2022, the Fund’s investment in the affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective and fair value of the affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective	Fair value of affiliated Master Portfolio
Allspring Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation	$4,273,624,467
The affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund and providing fund-level administrative services in connection with the Fund’s operations. As long as the Fund continues to invest substantially all of its assets in a single affiliated Master Portfolio, the Fund pays Allspring Funds Management an investment management fee only for fund-level administrative services at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.050%
Next $5 billion	0.040
Over $10 billion	0.030
For the six months ended November 30, 2022, the management fee was equivalent to an annual rate of 0.05% of the Fund’s average daily net assets.
Allspring Funds Management also serves as the adviser to the affiliated Master Portfolio and is entitled to receive a fee from the affiliated Master Portfolio for those services.

Allspring Core Bond Fund  |  23

Notes to financial statements (unaudited)
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.16%
Class C	0.16
Class R	0.16
Class R4	0.08
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Net expenses from the affiliated Master Portfolio are included in the expense caps. Allspring Funds Management has contractually committed through September 30, 2023 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. As of November 30, 2022, the contractual expense caps are as follows:
Expense ratio caps
Class A	0.78%
Class C	1.53
Class R	1.03
Class R4	0.52
Class R6	0.37
Administrator Class	0.70
Institutional Class	0.42
Distribution fees
The Trust has adopted a distribution plan for Class C and Class R shares pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C and Class R shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares and up to 0.25% of the average daily net assets of Class R shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended November 30, 2022, Allspring Funds Distributor received $201 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended November 30, 2022.

24  |  Allspring Core Bond Fund

Notes to financial statements (unaudited)
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Class R, and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. Class R4 is charged a fee at an annual rate up to 0.10% of its average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
5. INVESTMENT PORTFOLIO TRANSACTIONS
The Fund seeks to achieve its investment objective by investing substantially all of its assets in the affiliated Master Portfolio. Purchases and sales have been calculated by multiplying the Fund's ownership percentage of the affiliated Master Portfolio at the end of the period by the affiliated Master Portfolio's purchases and sales. Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended November 30, 2022 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$5,346,708,468	$4,299,415,163	$5,589,995,382	$4,157,124,076
6. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee equal based on the unused balance is allocated to each participating fund.
For the six months ended November 30, 2022, there were no borrowings by the Fund under the agreement.
7. MARKET RISKS
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.
8. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Allspring Core Bond Fund  |  25

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities: 32.35%
FHLMC ¤	0.00%	12-14-2029	$6,390,000	$ 4,804,667
FHLMC	1.75	5-15-2043	1,755,108	1,499,443
FHLMC	2.00	4-1-2041	2,938,440	2,532,614
FHLMC	2.00	11-1-2041	2,189,909	1,860,323
FHLMC	2.00	11-1-2041	2,924,675	2,484,507
FHLMC	2.00	12-1-2041	12,994,291	11,038,623
FHLMC	2.00	1-1-2042	3,396,142	2,884,991
FHLMC	2.00	2-1-2042	18,825,038	15,991,552
FHLMC	2.00	3-1-2042	391,683	332,728
FHLMC	2.00	4-1-2042	3,019,769	2,565,236
FHLMC	2.00	4-1-2042	4,597,502	3,899,792
FHLMC	2.00	5-1-2042	2,044,836	1,734,509
FHLMC	2.00	2-1-2047	2,173,537	1,801,684
FHLMC	2.00	12-1-2051	1,541,849	1,278,062
FHLMC (12 Month LIBOR +1.64%) ±	2.32	8-1-2043	501,828	504,390
FHLMC (12 Month LIBOR +1.65%) ±	2.34	3-1-2043	823,864	838,290
FHLMC (12 Month LIBOR +1.64%) ±	2.36	7-1-2043	325,992	326,920
FHLMC (12 Month LIBOR +1.64%) ±	2.44	9-1-2045	6,373,485	6,415,149
FHLMC	2.45	4-25-2032	4,278,000	3,645,590
FHLMC	2.50	4-1-2042	1,369,381	1,206,536
FHLMC	2.50	5-1-2042	6,412,612	5,642,090
FHLMC	2.50	6-1-2042	2,308,107	2,033,634
FHLMC	2.50	11-25-2048	1,913,542	1,686,913
FHLMC	2.50	4-25-2049	4,763,494	4,135,469
FHLMC	2.50	5-25-2049	2,943,439	2,625,448
FHLMC	2.50	5-25-2049	4,293,454	3,743,026
FHLMC	2.50	8-1-2051	1,717,687	1,478,986
FHLMC	2.50	9-1-2051	11,179,628	9,713,593
FHLMC	2.50	1-1-2052	11,330,413	9,749,497
FHLMC	2.50	2-1-2052	1,204,646	1,037,862
FHLMC	2.50	3-1-2052	3,991,135	3,429,276
FHLMC (12 Month LIBOR +1.63%) ±	2.51	11-1-2043	536,854	537,403
FHLMC (12 Month LIBOR +1.65%) ±	2.53	10-1-2043	1,085,034	1,091,432
FHLMC (12 Month LIBOR +1.61%) ±	2.56	9-1-2043	256,584	257,044
FHLMC (12 Month LIBOR +1.61%) ±	2.70	10-1-2043	626,811	627,059
FHLMC (12 Month LIBOR +1.64%) ±	2.81	5-1-2049	1,936,527	1,869,170
FHLMC (12 Month LIBOR +1.72%) ±	2.88	1-1-2044	1,125,878	1,137,527
FHLMC	2.92	6-25-2032	8,221,000	7,298,739
FHLMC	3.00	10-15-2047	4,182,603	3,840,611
FHLMC	3.00	5-15-2050	3,375,015	3,116,508
FHLMC	3.12	8-25-2032	4,268,000	3,835,788
FHLMC (12 Month LIBOR +1.69%) ±	3.16	9-1-2047	5,927,612	5,990,000
FHLMC (12 Month LIBOR +1.64%) ±	3.46	3-1-2049	2,891,421	2,860,391
FHLMC (12 Month LIBOR +1.64%) ±	3.59	4-1-2048	6,765,765	6,752,674
FHLMC (12 Month LIBOR +1.69%) ±	3.81	2-1-2043	784,397	804,815
FHLMC (30 Day Average U.S. SOFR +2.13%) ±	3.91	7-1-2052	2,311,818	2,218,702
FHLMC (30 Day Average U.S. SOFR +2.14%) ±	3.99	8-1-2052	3,142,206	2,994,826
FHLMC	4.00	4-1-2037	1,228,294	1,200,027
FHLMC	4.00	7-1-2049	8,008,721	7,837,916
FHLMC (30 Day Average U.S. SOFR +2.38%) ±	4.12	9-1-2052	1,762,958	1,699,295
FHLMC (30 Day Average U.S. SOFR +2.13%) ±	4.30	7-1-2052	2,837,429	2,760,304
FHLMC	4.50	6-1-2039	189,608	187,769
FHLMC	4.50	7-1-2039	228,906	227,802
FHLMC (12 Month LIBOR +1.77%) ±	5.50	9-1-2042	427,559	437,727
The accompanying notes are an integral part of these financial statements.

26  |  Allspring Core Bond Portfolio

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FHLMC	2.58%	5-25-2032	$4,278,000	$ 3,683,993
FHLMC	3.00	6-25-2032	8,221,000	7,347,160
FHLMC Series 8B6021 Class FH (30 Day Average U.S. SOFR +2.24%) ±	3.89	12-1-2052	2,993,161	2,877,176
FHLMC Series G08721 Class FG	3.00	9-1-2046	5,468,808	4,946,987
FHLMC Series G08727 Class FG	3.50	10-1-2046	1,987,470	1,864,052
FHLMC Series RB5085 Class FR	2.00	11-1-2040	1,084,488	934,722
FHLMC Series RB5095 Class FR	2.00	1-1-2041	2,609,743	2,242,871
FHLMC Series RB5118 Class FR	2.00	7-1-2041	4,475,722	3,824,303
FHLMC Series RB5134 Class FR	1.50	11-1-2041	4,794,206	3,918,871
FHLMC Series SC0319 Class FR	2.00	4-1-2042	5,373,196	4,591,108
FHLMC Series SD1149 Class FR	3.00	11-1-2048	1,881,720	1,696,256
FHLMC Series ZT2255 Class FR	3.50	6-1-2046	2,410,815	2,247,649
FHLMC Series 1897 Class K	7.00	9-15-2026	113	114
FHLMC Series 264 Class 30	3.00	7-15-2042	5,662,227	5,189,726
FHLMC Series 5091 Class AB	1.50	3-25-2051	6,554,059	5,443,018
FHLMC Series 5119 Class AB	1.50	8-25-2049	3,365,427	2,756,351
FHLMC Series 5201 Class CA	2.50	7-25-2048	4,289,960	3,859,615
FHLMC Series 5217 Class CD	2.50	7-25-2049	3,735,390	3,428,591
FHLMC Series 841499 Class FH (30 Day Average U.S. SOFR +2.18%) ±	3.57	10-1-2052	18,501,674	17,793,379
FNMA ¤	0.00	11-15-2030	18,777,000	13,554,840
FNMA	1.50	10-1-2041	14,594,749	12,075,619
FNMA	1.50	11-1-2041	42,723,285	34,926,147
FNMA	1.50	1-25-2043	2,125,743	1,781,151
FNMA	1.50	1-25-2043	7,011,094	6,249,997
FNMA (30 Day Average U.S. SOFR +2.21%) ±	1.61	12-1-2051	1,503,198	1,343,346
FNMA	1.70	8-25-2033	7,978,680	7,292,216
FNMA	1.75	5-25-2043	2,438,965	2,141,260
FNMA	1.75	6-25-2046	15,722,107	13,230,561
FNMA	2.00	6-25-2038	7,954,067	7,209,931
FNMA	2.00	1-1-2041	16,355,261	13,965,153
FNMA	2.00	1-1-2042	5,069,310	4,306,340
FNMA	2.00	2-1-2042	39,504,360	33,558,224
FNMA	2.00	3-1-2042	21,216,227	18,022,726
FNMA	2.00	1-1-2047	2,048,272	1,700,380
FNMA	2.00	3-1-2047	2,187,568	1,820,080
FNMA	2.00	12-1-2050	17,219,848	14,256,844
FNMA (12 Month LIBOR +1.56%) ±	2.26	6-1-2043	421,545	426,346
FNMA (12 Month LIBOR +1.57%) ±	2.44	3-1-2043	200,683	204,987
FNMA	2.50	12-1-2035	13,083,326	12,126,357
FNMA	2.50	3-1-2036	7,442,300	6,898,067
FNMA	2.50	5-1-2036	8,863,892	8,215,490
FNMA	2.50	5-1-2036	6,789,193	6,292,744
FNMA	2.50	6-1-2036	8,134,323	7,539,112
FNMA	2.50	8-1-2041	4,108,816	3,625,260
FNMA	2.50	2-1-2042	4,314,322	3,833,515
FNMA	2.50	4-1-2042	10,097,941	8,897,098
FNMA	2.50	5-1-2042	5,330,923	4,690,497
FNMA	2.50	6-1-2042	4,928,714	4,342,944
FNMA	2.50	12-1-2047	10,099,306	9,023,936
FNMA	2.50	10-1-2050	6,569,841	5,724,026
FNMA	2.50	6-1-2051	4,566,764	3,944,875
FNMA	2.50	9-1-2051	5,209,181	4,491,733
FNMA	2.50	12-1-2051	9,604,859	8,288,196
The accompanying notes are an integral part of these financial statements.

Allspring Core Bond Portfolio  |  27

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA	2.50%	12-1-2051	$4,591,343	$ 3,961,956
FNMA	2.50	12-1-2051	14,033,882	12,110,101
FNMA	2.50	3-1-2052	1,855,841	1,599,610
FNMA	2.50	3-1-2052	2,985,592	2,565,288
FNMA %%	2.50	12-13-2052	30,800,000	26,346,031
FNMA (12 Month LIBOR +1.58%) ±	2.73	1-1-2046	4,202,019	4,242,962
FNMA (12 Month LIBOR +1.58%) ±	2.99	10-1-2043	1,471,628	1,480,627
FNMA	3.00	1-1-2043	4,718,503	4,288,663
FNMA	3.00	5-25-2048	5,853,820	5,366,678
FNMA %%	3.00	12-13-2052	16,600,000	14,690,168
FNMA	3.00	2-1-2055	2,144,216	1,925,811
FNMA	3.00	7-1-2060	26,891,030	23,733,712
FNMA (12 Month LIBOR +1.58%) ±	3.08	6-1-2045	1,600,106	1,602,476
FNMA	3.50	4-1-2050	5,558,470	5,248,710
FNMA (30 Day Average U.S. SOFR +2.37%) ±	3.68	8-1-2052	3,495,302	3,330,459
FNMA (30 Day Average U.S. SOFR +2.12%) ±	3.96	8-1-2052	2,269,403	2,167,160
FNMA	4.00	9-1-2033	1,515,075	1,489,143
FNMA	4.00	10-1-2037	1,084,651	1,074,628
FNMA	4.00	6-1-2038	2,032,620	2,013,843
FNMA	4.00	9-1-2045	641,631	633,292
FNMA	4.00	1-1-2046	4,486,798	4,428,493
FNMA	4.00	2-1-2047	2,189,360	2,132,454
FNMA	4.00	4-1-2047	614,717	596,073
FNMA	4.00	4-1-2047	419,781	414,325
FNMA	4.00	4-1-2047	122,945	118,797
FNMA	4.00	10-1-2047	518,970	512,224
FNMA	4.00	10-1-2047	413,639	405,575
FNMA	4.00	7-1-2048	14,127,539	13,646,949
FNMA	4.00	12-1-2048	2,283,132	2,253,458
FNMA	4.00	2-1-2049	2,522,327	2,448,442
FNMA	4.00	5-1-2049	302,853	289,356
FNMA	4.00	5-1-2049	1,995,019	1,945,652
FNMA	4.00	12-1-2049	2,192,215	2,134,388
FNMA	4.00	8-1-2059	2,683,598	2,579,556
FNMA (30 Day Average U.S. SOFR +2.12%) ±	4.17	7-1-2052	5,784,135	5,568,565
FNMA (30 Day Average U.S. SOFR +2.37%) ±	4.22	9-1-2052	1,761,290	1,709,355
FNMA (30 Day Average U.S. SOFR +2.13%) ±	4.32	8-1-2052	6,526,671	6,369,759
FNMA (30 Day Average U.S. SOFR +2.12%) ±	4.35	7-1-2052	6,030,969	5,894,552
FNMA	4.50	6-1-2041	177,581	178,031
FNMA	4.50	3-1-2043	2,319,146	2,325,015
FNMA	4.50	10-1-2045	3,612,014	3,621,170
FNMA	4.50	2-1-2046	91,354	90,738
FNMA	4.50	7-1-2048	3,594,820	3,600,716
FNMA	4.50	11-1-2048	1,606,652	1,605,425
FNMA (12 Month LIBOR +1.64%) ±	4.53	1-1-2043	451,336	465,213
FNMA (30 Day Average U.S. SOFR +2.13%) ±	4.62	8-1-2052	7,001,887	6,904,275
FNMA (30 Day Average U.S. SOFR +2.12%) ±	4.65	8-1-2052	5,401,022	5,297,480
FNMA (30 Day Average U.S. SOFR +2.13%) ±	4.65	8-1-2052	5,496,323	5,424,746
FNMA	5.00	7-1-2044	257,787	262,541
FNMA	5.50	12-1-2048	2,540,599	2,630,122
FNMA	6.00	2-1-2029	1,279	1,308
FNMA	6.00	3-1-2033	16,715	17,416
FNMA	6.00	11-1-2033	5,635	5,872
FNMA %%	6.00	1-12-2053	26,400,000	26,962,910
FNMA %%	6.50	2-13-2053	6,900,000	7,078,120
The accompanying notes are an integral part of these financial statements.

28  |  Allspring Core Bond Portfolio

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA Series FS1204 Class FN	3.00%	2-1-2048	$2,764,170	$ 2,497,825
FNMA Series FS2252 Class FN	3.00	7-1-2050	23,011,732	20,703,335
FNMA Series FS3009 Class FN	2.00	5-1-2042	2,374,324	2,028,763
FNMA Series MA4387 Class FN	2.00	7-1-2041	20,771,076	17,748,156
FNMA Series BQ7047 Class FN	2.00	1-1-2042	3,101,373	2,634,561
FNMA Series CB5158 Class FN	6.50	11-1-2052	1,933,994	2,065,534
FNMA Series BF0555 Class FN	3.00	5-1-2050	11,888,725	10,777,314
FNMA Series BM6942 Class FN	3.50	7-1-2048	1,738,362	1,620,900
FNMA Series BM7041 Class FN	3.50	2-1-2046	5,340,699	5,020,102
FNMA Series BM7102 Class FN (30 Day Average U.S. SOFR +2.13%) ±	4.16	10-1-2052	12,296,143	12,042,854
FNMA Series FM8576 Class FN	3.00	2-1-2050	7,120,545	6,426,701
FNMA Series FS1456 Class FN	3.00	12-1-2048	8,688,163	7,823,518
FNMA Series FS1681 Class FN	2.00	3-1-2047	12,699,472	10,534,784
FNMA Series FS2021 Class FN	3.50	7-1-2049	15,356,655	14,304,469
FNMA Series FS2244 Class FN	3.00	2-1-2045	4,051,660	3,712,204
FNMA Series FS2401 Class FN	4.00	3-1-2035	26,045,734	26,106,448
FNMA Series FS2648 Class FN	3.00	10-1-2049	47,540,735	43,629,046
FNMA Series FS2709 Class FN	3.00	2-1-2047	10,522,952	9,645,698
FNMA Series FS2880 Class FN	3.50	4-1-2050	8,482,584	7,888,254
FNMA Series FS2975 Class FN	2.00	8-1-2042	4,376,590	3,717,911
FNMA Series FS3006 Class FN	2.00	4-1-2041	1,894,791	1,633,135
FNMA Series FS3098 Class FN	3.00	2-1-2044	3,914,039	3,592,000
FNMA Series FS3324 Class FN	2.50	12-1-2040	6,972,000	6,195,021
FNMA Series MA2771 Class FN	3.00	10-1-2046	5,531,440	4,996,443
FNMA Series MA2806 Class FN	3.00	11-1-2046	6,694,371	6,036,308
FNMA Series MA2833 Class FN	3.00	12-1-2046	15,644,384	14,111,412
FNMA Series MA2863 Class FN	3.00	1-1-2047	2,407,763	2,169,368
FNMA Series MA4268 Class FN	2.00	2-1-2041	1,086,867	936,766
FNMA Series MA4333 Class FN	2.00	5-1-2041	4,953,891	4,269,769
FNMA Series MA4364 Class FN	2.00	6-1-2041	1,311,974	1,130,786
FNMA Series MA4407 Class FN	2.00	8-1-2041	1,493,171	1,275,843
FNMA Series FS2740 Class FN	3.50	6-1-2049	28,140,147	26,229,592
FNMA Series FS2836 Class FN	4.00	1-1-2027	14,069,704	14,103,212
FNMA Series FS3338 Class FN	3.00	12-1-2043	3,791,394	3,479,326
FNMA Series MA2895 Class FN	3.00	2-1-2047	2,676,486	2,413,747
FNMA Series MA4176 Class FN	2.00	11-1-2040	842,298	725,991
FNMA Series BE2310 Class FN	3.00	1-1-2047	3,325,947	3,003,070
FNMA Series BV2186 Class FN	2.00	2-1-2042	9,270,817	7,875,359
FNMA Series BW1302 Class FN (30 Day Average U.S. SOFR +2.13%) ±	4.26	11-1-2052	4,189,444	4,093,812
FNMA Series BW1383 Class FN (30 Day Average U.S. SOFR +2.12%) ±	4.66	12-1-2052	4,700,000	4,617,750
FNMA Series CA8305 Class FN	2.00	12-1-2040	23,140,350	19,944,668
FNMA Series CB0470 Class FN	2.50	5-1-2041	7,317,512	6,501,544
FNMA Series FS1513 Class FN	2.00	2-1-2042	5,084,939	4,319,644
FNMA Series FS1972 Class FN	2.00	4-1-2042	3,978,222	3,384,404
FNMA Series MA4606 Class FN	2.00	5-1-2042	3,893,504	3,307,511
FNMA Series 310206 Class FN	3.50	12-1-2043	9,854,227	9,225,837
FNMA Series AS0039 Class FN	3.00	7-1-2043	2,872,305	2,632,571
FNMA Series AU3735 Class FN	3.00	8-1-2043	3,982,323	3,649,158
FNMA Series CB4696 Class FN	5.50	9-1-2052	4,573,616	4,763,116
FNMA Series FM9263 Class FN	2.00	10-1-2041	7,709,911	6,587,794
FNMA Series FS1789 Class FN	3.50	7-1-2047	25,038,610	23,618,801
FNMA Series FS1918 Class FN	3.00	2-1-2050	30,401,397	27,427,956
The accompanying notes are an integral part of these financial statements.

Allspring Core Bond Portfolio  |  29

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA Series MA4204 Class FN	2.00%	12-1-2040	$6,048,666	$ 5,213,411
FNMA Series 2017-13 Class PA	3.00	8-25-2046	2,238,643	2,054,280
FNMA Series 2017-M7 Class A2 ±±	2.96	2-25-2027	1,605,685	1,517,827
FNMA Series 2018-14 Class KC	3.00	3-25-2048	2,758,214	2,562,744
FNMA Series 2018-8 Class KL	2.50	3-25-2047	2,718,742	2,404,904
FNMA Series 2020-45 Class JL	3.00	7-25-2040	4,381,186	3,999,325
FNMA Series 2020-48 Class AB	2.00	7-25-2050	3,651,526	3,114,025
FNMA Series 2020-48 Class DA	2.00	7-25-2050	8,181,933	7,091,696
FNMA Series 2021-27 Class EC	1.50	5-25-2051	10,491,572	8,684,746
FNMA Series 2021-78 Class ND	1.50	11-25-2051	5,994,804	4,968,040
FNMA Series 2021-78 Class PA	2.50	11-25-2051	3,779,091	3,323,161
FNMA Series 2022-11 Class A	2.50	7-25-2047	9,689,431	8,762,274
FNMA Series 2022-28 Class CA	2.00	1-25-2048	3,523,100	3,119,292
FNMA Series 2022-M13 Class A2	2.68	6-25-2032	3,393,000	2,912,690
FNMA Series 414 Class A35	3.50	10-25-2042	5,165,644	4,875,144
FNMA Series AB6912 Class FN	3.50	11-1-2042	2,056,393	1,939,736
FNMA Series AQ0225 Class FN	3.00	11-1-2042	3,751,931	3,442,931
GNMA	2.50	12-20-2051	15,369,519	13,532,078
GNMA	3.00	10-20-2046	660,221	602,385
GNMA	3.00	12-20-2046	923,769	842,100
GNMA	3.00	1-20-2047	700,702	638,750
GNMA	3.00	3-20-2047	2,176,821	1,984,373
GNMA	3.00	3-20-2047	284,982	259,786
GNMA	3.00	4-20-2047	1,720,663	1,568,894
GNMA	3.00	7-20-2047	1,272,543	1,160,393
GNMA	3.00	9-20-2047	1,163,936	1,061,304
GNMA	3.00	9-20-2047	693,942	626,376
GNMA	3.00	11-20-2047	245,665	223,958
GNMA	3.00	3-20-2048	367,874	335,428
GNMA	3.00	10-20-2050	10,083,237	9,138,420
GNMA	3.50	1-20-2048	2,472,260	2,333,600
GNMA	3.50	3-20-2049	1,556,526	1,482,796
GNMA	4.00	6-20-2047	17,455,874	16,911,519
GNMA	4.00	3-20-2048	646,446	620,986
GNMA	4.00	4-20-2048	969,807	932,045
GNMA	4.00	4-20-2048	681,658	654,811
GNMA	4.00	4-20-2048	710,387	682,728
GNMA %%	4.00	12-20-2052	5,200,000	4,963,359
GNMA	4.50	8-15-2047	407,275	408,743
GNMA	4.50	6-20-2048	2,641,606	2,623,193
GNMA	4.50	2-20-2049	3,012,313	2,913,969
GNMA	5.00	12-20-2039	117,317	118,451
GNMA	5.00	3-20-2048	4,708,405	4,793,786
GNMA	5.00	5-20-2048	2,188,133	2,208,753
GNMA	5.00	6-20-2048	8,173,986	8,225,793
GNMA	5.00	7-20-2048	1,423,288	1,433,573
GNMA	5.00	8-20-2048	2,183,528	2,195,515
GNMA	5.00	12-20-2048	2,181,365	2,192,034
GNMA	5.00	1-20-2049	410,050	411,775
GNMA	5.00	1-20-2049	2,395,845	2,395,529
GNMA	5.00	2-20-2049	162,073	166,715
GNMA	5.00	3-20-2049	734,010	753,867
GNMA Series CL3644 Class G2	3.00	2-20-2048	956,254	871,708
GNMA Series CM1041 Class G2	3.00	12-20-2046	261,422	238,530
GNMA Series CN5874 Class G2	3.00	1-20-2048	1,012,925	914,307
The accompanying notes are an integral part of these financial statements.

30  |  Allspring Core Bond Portfolio

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
GNMA Series CP3380 Class G2	3.00%	11-20-2047	$638,653	$ 576,472
GNMA Series CP9544 Class G2	3.00	7-20-2047	1,199,440	1,093,390
GNMA Series 6713 Class G2	3.00	12-20-2047	239,764	216,420
GNMA Series 786309 Class GN	3.00	11-15-2047	11,503,199	10,646,587
GNMA Series CN6482 Class G2	3.00	1-20-2048	410,695	370,710
GNMA Series 2021-27 Class BD	5.00	2-20-2051	2,444,447	2,484,323
GNMA Series 2021-27 Class CW	5.00	2-20-2051	1,458,549	1,462,104
GNMA Series 2021-27 Class NT	5.00	2-20-2051	3,009,759	2,966,497
GNMA Series 2021-8 Class CY	5.00	1-20-2051	978,020	980,306
GNMA Series CM2623 Class G2	3.00	6-20-2043	4,406,519	4,017,187
GNMA Series CN9873 Class G2	3.00	8-20-2043	1,410,867	1,286,209
GNMA Series CO7019 Class G2	3.00	1-20-2047	359,494	327,711
GNMA Series CO7322 Class G2	3.00	4-20-2047	1,637,479	1,492,707
GNMA Series CO7380 Class G2	3.00	5-20-2047	613,900	559,625
GNMA Series CO9408 Class G2	3.00	2-20-2048	215,513	194,528
GNMA Series CO9450 Class G2	3.00	1-20-2047	1,421,263	1,295,601
GNMA Series CO9673 Class G2	3.00	12-20-2046	847,611	765,088
GNMA Series 2012-141 Class WA	4.53	11-16-2041	841,841	834,616
GNMA Series 2017-167 Class BQ	2.50	8-20-2044	2,704,520	2,469,363
GNMA Series 2019-132 Class NA	3.50	9-20-2049	2,151,087	2,062,421
GNMA Series 2021-23 Class MG	1.50	2-20-2051	7,919,870	6,577,789
GNMA Series 2021-27 Class Q	5.00	2-20-2051	2,578,968	2,549,011
GNMA Series 2022-107 Class C	2.50	6-20-2051	12,205,488	10,411,677
GNMA Series 2022-31 Class GH	2.50	12-20-2049	8,351,052	7,456,253
GNMA Series 2022-50 Class DC	2.50	8-20-2051	3,758,429	3,255,725
GNMA Series 2022-84 Class A	2.50	1-20-2052	4,316,344	3,693,081
GNMA Series CN0172 Class G2	3.00	12-20-2046	241,776	220,401
Total Agency securities (Cost $1,513,146,880)				1,449,795,707
Asset-backed securities: 11.11%
Ally Auto Receivables Trust Series 2022-1 Class A3	3.31	11-15-2026	4,276,000	4,162,445
Ally Auto Receivables Trust Series 2022-2 Class A4	4.87	4-17-2028	3,716,000	3,714,462
American Express Credit Account Master Trust Series 2022-3 Class A	3.75	8-15-2027	9,271,000	9,021,033
American Express Credit Account Master Trust Series 2022-4 Class A	4.95	10-15-2027	6,007,000	6,036,635
AmeriCredit Automobile Receivables Series 2022-1 Class A3	2.45	11-18-2026	1,432,000	1,380,019
AmeriCredit Automobile Receivables Series 2022-2 Class A3	4.38	4-18-2028	3,567,000	3,488,394
Avis Budget Rental Car Funding LLC Series 2019-3A Class A1	2.36	3-20-2026	3,825,000	3,550,623
Avis Budget Rental Car Funding LLC Series 2021-2A Class A 144A	1.66	2-20-2028	7,680,000	6,594,435
Avis Budget Rental Car Funding LLC Series 2022 Class 4A 144A	4.77	2-20-2029	3,340,000	3,218,262
Avis Budget Rental Car Funding LLC Series 2022-3A Class A 144A	4.62	2-20-2027	6,739,000	6,515,117
Bank of America Credit Card Trust Series 2022-A1 Class A1	3.53	11-15-2027	7,084,000	6,863,795
Bank of America Credit Card Trust Series 2022-A2 Class A2	5.00	4-17-2028	5,075,000	5,081,059
Capital One Multi-Asset Execution Trust Series 2021-A2 Class A2	1.39	7-15-2030	5,392,000	4,490,018
The accompanying notes are an integral part of these financial statements.

Allspring Core Bond Portfolio  |  31

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities (continued)
Capital One Multi-Asset Execution Trust Series 2022-A3 Class A	4.95%	10-15-2027	$4,294,000	$ 4,312,411
Capital One Series 2022-A2 Class A	3.49	5-15-2027	5,110,000	4,939,966
Chase Auto Owner Trust Series 2022-AA Class A4 144A	3.99	3-27-2028	2,419,000	2,352,799
Chase Issuance Trust Series 2022-A1 Class A	3.97	9-15-2027	1,552,000	1,519,187
College Avenue Student Loan Trust Series 2017-A Class A1 (1 Month LIBOR +1.65%) 144A±	5.67	11-26-2046	1,604,330	1,560,772
College Avenue Student Loan Trust Series 2018-A Class A2 144A	4.13	12-26-2047	1,314,029	1,224,402
College Avenue Student Loan Trust Series 2019-A Class A2 144A	3.28	12-28-2048	2,214,389	1,986,376
College Avenue Student Loan Trust Series 2021-A Class A2 144A	1.60	7-25-2051	2,835,795	2,418,874
Discover Card Series 2022-A3 Class A3	3.56	7-15-2027	16,027,000	15,381,392
Ford Credit Auto Owner Trust Series 2022-C Class A4	4.59	12-15-2027	6,031,000	5,949,662
Ford Credit Auto Owner Trust Series 2020-2 Class A 144A	1.06	4-15-2033	2,467,000	2,190,503
Ford Credit Auto Owner Trust Series 2022 -1 Class A 144A	3.88	11-15-2034	11,752,000	11,236,356
Ford Credit Auto Owner Trust Series 2022-A Class A3	1.29	6-15-2026	2,308,000	2,198,022
Ford Credit Auto Owner Trust Series 2022-A Class A3	3.23	5-15-2025	7,684,000	7,503,251
Ford Credit Auto Owner Trust Series 2022-A Class A4	3.37	7-15-2025	3,364,000	3,263,727
Ford Credit Auto Owner Trust Series 2022-D Class A4	5.30	3-15-2028	1,673,000	1,682,334
GM Financial Automobile Leasing Trust Series 2022-2 Class A3	3.42	6-20-2025	1,969,000	1,919,768
GM Financial Automobile Leasing Trust Series 2022-2 Class A4	3.54	5-20-2026	3,844,000	3,731,063
GM Financial Automobile Leasing Trust Series 2022-3 Class A4	4.11	8-20-2026	5,054,000	4,948,925
GM Financial Revolving Receivable Trust Series 2022 -1 Class A 144A	5.91	10-11-2035	4,422,000	4,498,422
GM Financial Securitized Term Series 2022-2 Class A3	3.10	2-16-2027	9,921,000	9,584,637
GM Financial Securitized Term Series 2022-2 Class A4	3.25	4-17-2028	5,291,000	5,064,100
GM Financial Securitized Term Series 2022-3 Class A4	3.71	12-16-2027	3,100,000	2,981,006
GM Financial Securitized Term Series 2022-4 Class A3	4.82	8-16-2027	4,868,000	4,850,287
GM Financial Securitized Term Series 2022-4 Class A4	4.88	8-16-2028	5,310,000	5,310,758
Hertz Vehicle Financing LLC Series 2021-2A Class A 144A	1.68	12-27-2027	4,377,000	3,741,619
Hertz Vehicle Financing LLC Series 2022-1A Class A 144A	1.99	6-25-2026	9,104,000	8,327,675
Hertz Vehicle Financing LLC Series 2022-2A Class A 144A	2.33	6-26-2028	8,078,000	7,032,671
Hertz Vehicle Financing LLC Series 2022-4A Class A 144A	3.73	9-25-2026	1,924,000	1,819,533
Hertz Vehicle Financing LLC Series 2022-5A Class A 144A	3.89	9-25-2028	8,274,000	7,646,253
Honda Automobile Receivables Owners Trust Series 2022-2 Class A4	3.76	12-18-2028	2,317,000	2,255,188
Hyundai Auto Lease Securitization Series 2022-C Class A4 144A	4.48	8-17-2026	4,938,000	4,870,706
Hyundai Auto Receivables Trust Series 2021-C Class A4	1.03	12-15-2027	2,976,000	2,702,640
Hyundai Auto Receivables Trust Series 2022-A Class A3	2.22	10-15-2026	5,544,000	5,273,270
Hyundai Auto Receivables Trust Series 2022-A Class A4	2.35	4-17-2028	1,708,000	1,590,652
Hyundai Auto Receivables Trust Series 2022-C Class A4	5.52	10-16-2028	3,910,000	3,959,249
Hyundai Auto Receivables Trust Series 2022-C Class A3	5.39	6-15-2027	9,572,000	9,641,833
The accompanying notes are an integral part of these financial statements.

32  |  Allspring Core Bond Portfolio

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities (continued)
Mercedes Benz Auto Receivables Series 2022-1 Class A4	5.25%	2-15-2029	$3,874,000	$ 3,885,596
Navient Student Loan Trust Series 2014-AA Class A3 (1 Month LIBOR +1.60%) 144A±	5.47	10-15-2031	2,622,000	2,580,396
Navient Student Loan Trust Series 2016-AA Class A2B (1 Month LIBOR +2.15%) 144A±	6.02	12-15-2045	1,111,162	1,119,460
Navient Student Loan Trust Series 2018-CA Class A2 144A	3.52	6-16-2042	249,944	244,679
Navient Student Loan Trust Series 2018-DA Class A2A 144A	4.00	12-15-2059	3,293,222	3,147,908
Navient Student Loan Trust Series 2019-A Class A2A	3.42	1-15-2043	3,325,790	3,162,677
Navient Student Loan Trust Series 2019-BA Class A2A 144A	3.39	12-15-2059	5,142,881	4,824,263
Navient Student Loan Trust Series 2019-CA Class A2 144A	3.13	2-15-2068	2,816,698	2,669,321
Navient Student Loan Trust Series 2019-D Class A2A 144A	3.01	12-15-2059	6,615,358	6,039,848
Navient Student Loan Trust Series 2019-FA Class A2 144A	2.60	8-15-2068	3,566,386	3,296,741
Navient Student Loan Trust Series 2020-BA ClassA2 144A	2.12	1-15-2069	2,337,602	2,119,175
Navient Student Loan Trust Series 2020-GA Class A 144A	1.17	9-16-2069	2,911,759	2,562,447
Navient Student Loan Trust Series 2020-HA Class A 144A	1.31	1-15-2069	2,031,802	1,822,994
Navient Student Loan Trust Series 2020-IA Class A1A 144A	1.33	4-15-2069	1,686,127	1,434,750
Navient Student Loan Trust Series 2021-3A Class A1A 144A	1.77	8-25-2070	5,716,146	4,944,277
Navient Student Loan Trust Series 2021-A Class A 144A	0.84	5-15-2069	950,689	811,720
Navient Student Loan Trust Series 2021-BA Class A 144A	0.94	7-15-2069	1,440,690	1,215,978
Navient Student Loan Trust Series 2021-CA Class A	1.06	10-15-2069	5,913,666	5,107,043
Navient Student Loan Trust Series 2021-EA Class A 144A	0.97	12-16-2069	10,159,642	8,393,143
Navient Student Loan Trust Series 2021-FA Class A 144A	1.11	2-18-2070	5,133,435	4,205,246
Navient Student Loan Trust Series 2022-A Class A 144A	2.23	7-15-2070	3,653,175	3,177,487
Nelnet Student Loan Trust Series 2004-4 Class A5 (3 Month LIBOR +0.16%) ±	4.52	1-25-2037	2,811,283	2,742,881
Nelnet Student Loan Trust Series 2004-5 Class A5 (3 Month LIBOR +0.18%) ±	4.54	10-27-2036	1,457,021	1,409,008
Nelnet Student Loan Trust Series 2005-1 Class A5 (3 Month LIBOR +0.11%) ±	4.47	10-25-2033	11,702,372	11,239,059
Nelnet Student Loan Trust Series 2005-2 Class A5 (3 Month LIBOR +0.10%) ±	3.70	3-23-2037	11,904,617	11,477,810
Nelnet Student Loan Trust Series 2005-3 Class A5 (3 Month LIBOR +0.12%) ±	3.72	12-24-2035	9,013,653	8,707,760
Nelnet Student Loan Trust Series 2005-4 Class A4 (3 Month LIBOR +0.18%) ±	3.78	3-22-2032	2,254,470	2,183,423
Nissan Auto Lease Trust Series 2022-A Class A3	3.81	5-15-2025	6,746,000	6,625,255
Nissan Auto Receivables Owner Trust Series 2022-B Class A4	4.45	11-15-2029	4,179,000	4,105,226
Penfed Auto Receivables Owner Trust Series 2022-A Class A3 144A	3.96	4-15-2026	3,548,000	3,482,517
The accompanying notes are an integral part of these financial statements.

Allspring Core Bond Portfolio  |  33

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities (continued)
Penfed Auto Receivables Owner Trust Series 2022-A Class A4 144A	4.18%	12-15-2028	$1,743,000	$ 1,707,397
Santander Drive Auto Receivable Series 2022-2 Class A3	2.98	10-15-2026	10,521,000	10,271,112
Santander Drive Auto Receivable Series 2022-4 Class A3	4.14	2-16-2027	5,140,000	5,004,372
Santander Drive Auto Receivable Series 2022-5 Class A3	4.11	8-17-2026	4,588,000	4,485,792
Santander Drive Auto Receivables Series 2022-3 Class A3	3.40	12-15-2026	3,524,000	3,448,729
Santander Drive Auto Receivables Series 2022-6 Class A3	4.49	11-16-2026	8,785,000	8,648,441
Santander Drive Auto Receivables Series 2022-7 Class A3	5.75	4-15-2027	2,810,000	2,811,020
SMB Private Education Loan Trust Series 2016-B Class A2A 144A	2.43	2-17-2032	1,313,325	1,239,887
SMB Private Education Loan Trust Series 2016-B Class A2B (1 Month LIBOR +1.45%) 144A±	5.32	2-17-2032	1,023,789	1,012,479
SMB Private Education Loan Trust Series 2016-C Class A2B	4.97	9-15-2034	1,160,544	1,154,284
SMB Private Education Loan Trust Series 2018-C Class A2A 144A	3.63	11-15-2035	2,045,153	1,919,146
SMB Private Education Loan Trust Series 2019-A Class A2A 144A	3.44	7-15-2036	7,602,639	7,226,363
SMB Private Education Loan Trust Series 2020-BA Class A1A 144A	1.29	7-15-2053	2,914,682	2,566,623
SMB Private Education Loan Trust Series 2020-PTA Class A2A 144A	1.60	9-15-2054	4,550,047	4,008,050
SMB Private Education Loan Trust Series 2020-PTB Class A2A 144A	1.60	9-15-2054	13,112,427	11,590,759
SMB Private Education Loan Trust Series 2021-A Class APT1 144A	1.07	1-15-2053	10,453,979	8,777,059
SMB Private Education Loan Trust Series 2021-B Class A 144A	1.31	7-17-2051	2,918,515	2,605,540
SMB Private Education Loan Trust Series 2021-C Class A2 (1 Month LIBOR +0.80%) 144A±	4.68	1-15-2053	6,986,000	6,620,731
SMB Private Education Loan Trust Series 2021-D Class A1A 144A	1.34	3-17-2053	7,984,321	7,066,996
SMB Private Education Loan Trust Series 2021-E Class A1A 144A	1.68	2-15-2051	6,351,170	5,673,004
SMB Private Education Loan Trust Series 2022-C Class A1A 144A	4.48	5-16-2050	3,191,960	3,062,072
SMB Private Education Loan Trust Series 2022-D Class A1B (30 Day Average U.S. SOFR +1.80%) ±	5.02	10-15-2058	4,299,717	4,235,441
SoFi Professional Loan Program LLC Series 2017-D Class A2 144A	2.65	9-25-2040	122,190	116,891
SoFi Professional Loan Program LLC Series 2017-E Class A2B 144A	2.72	11-26-2040	182,664	181,158
SoFi Professional Loan Program LLC Series 2020-C Class AFX	1.95	2-15-2046	498,398	446,775
SoFi Professional Loan Program LLC Series 2021-A Class AFX 144A	1.03	8-17-2043	1,778,206	1,413,082
SoFi Professional Loan Program LLC Series 2021-B Class AFX 144A	1.14	2-15-2047	4,076,879	3,192,593
Synchrony Card Issuance Trust Series 2022-A1 Class A	3.37	4-15-2028	6,013,000	5,792,753
Synchrony Card Issuance Trust Series 2022-A2 Class A	3.86	7-15-2028	6,090,000	5,946,046
The accompanying notes are an integral part of these financial statements.

34  |  Allspring Core Bond Portfolio

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities (continued)
Toyota Auto Loan Extended Note Series 2022-1A Class A 144A	3.82%	4-25-2035	$4,199,000	$ 3,966,265
Toyota Auto Receivables Owner Trust Series 2022-B Class A4	3.11	8-16-2027	3,985,000	3,786,957
Toyota Auto Receivables Owner Trust Series 2022-C Class A4	3.77	2-15-2028	3,857,000	3,739,553
Toyota Auto Receivables Owner Trust Series 2022-D Class A4	5.43	4-17-2028	2,132,000	2,162,883
Triton Container Finance LLC Series 2020-1A Class A 144A	2.11	9-20-2045	2,051,821	1,743,601
World Omni Automobile Lease Series 2022-A Class A3	3.21	2-18-2025	3,723,000	3,637,985
World Omni Automobile Lease Series 2022-A Class A4	3.34	6-15-2027	2,190,000	2,133,265
Total Asset-backed securities (Cost $528,238,543)				497,719,778
Corporate bonds and notes: 20.95%
Communication services: 1.57%
Diversified telecommunication services: 0.75%
AT&T Incorporated	1.70	3-25-2026	7,747,000	6,982,906
AT&T Incorporated	3.50	6-1-2041	1,664,000	1,271,431
AT&T Incorporated	3.65	9-15-2059	1,629,000	1,131,491
AT&T Incorporated	3.80	12-1-2057	4,685,000	3,401,160
T-Mobile USA Incorporated	2.25	2-15-2026	7,045,000	6,450,561
T-Mobile USA Incorporated	2.88	2-15-2031	707,000	590,698
T-Mobile USA Incorporated	3.38	4-15-2029	8,243,000	7,283,275
T-Mobile USA Incorporated	3.50	4-15-2031	473,000	411,879
Verizon Communications Incorporated	2.36	3-15-2032	1,755,000	1,408,791
Verizon Communications Incorporated	2.55	3-21-2031	2,445,000	2,038,373
Verizon Communications Incorporated	2.65	11-20-2040	2,180,000	1,509,090
Verizon Communications Incorporated	3.55	3-22-2051	1,558,000	1,152,871
				33,632,526
Entertainment: 0.11%
Netflix Incorporated 144A	5.38	11-15-2029	1,827,000	1,793,217
Netflix Incorporated	5.88	11-15-2028	2,969,000	2,999,313
				4,792,530
Media: 0.71%
Charter Communications Operating LLC	3.50	6-1-2041	895,000	605,001
Charter Communications Operating LLC	3.50	3-1-2042	4,356,000	2,951,756
Comcast Corporation	1.50	2-15-2031	2,031,000	1,603,385
Comcast Corporation	2.99	11-1-2063	1,947,000	1,231,745
Comcast Corporation	4.05	11-1-2052	2,196,000	1,786,290
Comcast Corporation	5.35	11-15-2027	3,420,000	3,523,518
Comcast Corporation	5.50	11-15-2032	6,842,000	7,172,126
Discovery Communications LLC	4.00	9-15-2055	1,820,000	1,166,680
Magallanes Incorporated 144A	5.05	3-15-2042	3,416,000	2,734,673
Magallanes Incorporated 144A	5.14	3-15-2052	7,851,000	6,083,434
Magallanes Incorporated 144A	5.39	3-15-2062	3,882,000	3,003,852
				31,862,460
The accompanying notes are an integral part of these financial statements.

Allspring Core Bond Portfolio  |  35

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer discretionary: 0.96%
Automobiles: 0.11%
Ford Motor Company	4.75%	1-15-2043	$336,000	$ 248,653
General Motors Company	5.40	10-15-2029	4,078,000	3,935,205
General Motors Company	5.60	10-15-2032	842,000	809,257
				4,993,115
Diversified consumer services: 0.06%
John Deere Capital Corporation	4.85	10-11-2029	2,853,000	2,895,801
Hotels, restaurants & leisure: 0.24%
GLP Capital LP	5.30	1-15-2029	1,505,000	1,414,926
Marriott International Incorporated	4.63	6-15-2030	2,546,000	2,390,882
McDonald's Corporation	3.63	9-1-2049	2,534,000	1,964,611
McDonald's Corporation	4.20	4-1-2050	3,740,000	3,195,918
McDonald's Corporation	5.15	9-9-2052	1,635,000	1,613,555
				10,579,892
Internet & direct marketing retail: 0.11%
Amazon.com Incorporated	2.88	5-12-2041	1,087,000	830,402
Amazon.com Incorporated %%	4.70	12-1-2032	4,277,000	4,313,193
				5,143,595
Specialty retail: 0.44%
Home Depot Incorporated	2.38	3-15-2051	2,485,000	1,548,157
Home Depot Incorporated	3.13	12-15-2049	3,014,000	2,206,318
Home Depot Incorporated	3.30	4-15-2040	642,000	519,812
Home Depot Incorporated	3.63	4-15-2052	1,547,000	1,227,151
Home Depot Incorporated	4.50	9-15-2032	3,265,000	3,242,158
Home Depot Incorporated	4.95	9-15-2052	3,402,000	3,366,614
Lowe's Companies Incorporated	4.25	4-1-2052	3,264,000	2,664,258
Lowe's Companies Incorporated	5.63	4-15-2053	4,904,000	4,906,194
				19,680,662
Consumer staples: 1.01%
Beverages: 0.39%
Anheuser-Busch InBev Worldwide Incorporated	3.75	7-15-2042	1,416,000	1,175,438
Anheuser-Busch InBev Worldwide Incorporated	4.38	4-15-2038	4,614,000	4,224,453
Anheuser-Busch InBev Worldwide Incorporated	4.70	2-1-2036	4,396,000	4,217,939
Anheuser-Busch InBev Worldwide Incorporated	4.90	2-1-2046	8,583,000	8,029,253
				17,647,083
Food & staples retailing: 0.35%
Nestle Holdings Incorporated Company 144A	4.13	10-1-2027	2,590,000	2,543,084
Nestle Holdings Incorporated Company 144A	4.70	1-15-2053	1,758,000	1,711,983
Walmart Incorporated	3.95	9-9-2027	4,085,000	4,059,261
Walmart Incorporated	4.15	9-9-2032	4,902,000	4,844,948
Walmart Incorporated	4.50	9-9-2052	2,451,000	2,384,502
				15,543,778
Tobacco: 0.27%
Philip Morris International Incorporated	5.00	11-17-2025	3,672,000	3,669,339
The accompanying notes are an integral part of these financial statements.

36  |  Allspring Core Bond Portfolio

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tobacco (continued)
Philip Morris International Incorporated	5.13%	11-17-2027	$5,509,000	$ 5,520,648
Philip Morris International Incorporated	5.75	11-17-2032	2,747,000	2,828,795
				12,018,782
Energy: 0.63%
Oil, gas & consumable fuels: 0.63%
Boardwalk Pipelines LP	3.40	2-15-2031	678,000	573,145
Enable Midstream Partners	4.40	3-15-2027	767,000	733,501
Enable Midstream Partners	4.95	5-15-2028	5,731,000	5,519,917
Energy Transfer Operating Partners LP	5.30	4-15-2047	4,482,000	3,809,096
Energy Transfer Operating Partners LP	6.13	12-15-2045	1,385,000	1,311,736
Exxon Mobil Corporation	3.45	4-15-2051	4,354,000	3,373,097
Exxon Mobil Corporation	4.33	3-19-2050	5,731,000	5,165,149
Kinder Morgan Incorporated	5.45	8-1-2052	5,060,000	4,627,727
Pioneer Natural Resource	2.15	1-15-2031	2,318,000	1,871,611
Sunoco Logistics Partner LP	5.40	10-1-2047	1,329,000	1,146,100
				28,131,079
Financials: 7.09%
Banks: 3.98%
Bank of America Corporation (U.S. SOFR +0.65%) ±	1.53	12-6-2025	14,423,000	13,247,153
Bank of America Corporation (U.S. SOFR +0.91%) ±	1.66	3-11-2027	12,345,000	10,938,875
Bank of America Corporation (U.S. SOFR +0.96%) ±	1.73	7-22-2027	11,189,000	9,804,082
Bank of America Corporation (U.S. SOFR +1.32%) ±	2.69	4-22-2032	11,907,000	9,646,330
Bank of America Corporation (U.S. SOFR +1.33%) ±	3.38	4-2-2026	6,380,000	6,075,192
Bank of America Corporation (3 Month LIBOR +1.04%) ±	3.42	12-20-2028	8,622,000	7,861,998
Bank of America Corporation (U.S. SOFR +2.16%) ±	5.02	7-22-2033	3,596,000	3,471,645
Bank of America Corporation (U.S. SOFR +1.99%) ±	6.20	11-10-2028	8,429,000	8,718,241
Citigroup Incorporated (U.S. SOFR +1.89%) ±	4.66	5-24-2028	3,934,000	3,829,183
Citigroup Incorporated (U.S. SOFR +2.09%) ±	4.91	5-24-2033	4,396,000	4,185,493
Citigroup Incorporated (U.S. SOFR +2.34%) ±	6.27	11-17-2033	5,951,000	6,271,710
JPMorgan Chase & Company (U.S. SOFR 3 Month +0.70%) ±	1.04	2-4-2027	15,571,000	13,569,804
JPMorgan Chase & Company (U.S. SOFR +0.80%) ±	1.05	11-19-2026	4,825,000	4,256,304
JPMorgan Chase & Company (U.S. SOFR +0.77%) ±	1.47	9-22-2027	3,873,000	3,361,807
JPMorgan Chase & Company (U.S. SOFR +0.61%) ±	1.56	12-10-2025	22,778,000	21,039,672
JPMorgan Chase & Company (U.S. SOFR +0.89%) ±	1.58	4-22-2027	3,851,000	3,400,056
JPMorgan Chase & Company (U.S. SOFR +1.89%) ±	2.18	6-1-2028	4,767,000	4,170,154
JPMorgan Chase & Company (U.S. SOFR +1.56%) ±	4.32	4-26-2028	2,536,000	2,430,467
JPMorgan Chase & Company (U.S. SOFR +1.75%) ±	4.57	6-14-2030	3,933,000	3,749,311
JPMorgan Chase & Company (U.S. SOFR +1.99%) ±	4.85	7-25-2028	4,007,000	3,923,255
JPMorgan Chase & Company (U.S. SOFR +2.08%) ±	4.91	7-25-2033	3,256,000	3,139,809
PNC Bank (U.S. SOFR +2.14%) ±	6.04	10-28-2033	5,120,000	5,378,350
Truist Financial Corporation (U.S. SOFR +1.37%) ±	4.12	6-6-2028	4,765,000	4,548,759
Truist Financial Corporation (U.S. SOFR +2.30%) ±	6.12	10-28-2033	2,386,000	2,514,088
Wells Fargo & Company (U.S. SOFR +1.51%) ±	3.53	3-24-2028	16,251,000	15,095,490
Wells Fargo & Company (U.S. SOFR +1.98%) ±	4.81	7-25-2028	1,701,000	1,661,319
Wells Fargo & Company (U.S. SOFR +2.10%) ±	4.90	7-25-2033	2,436,000	2,347,241
				178,635,788
Capital markets: 2.03%
Antares Holdings LP 144A	3.75	7-15-2027	3,989,000	3,251,322
The accompanying notes are an integral part of these financial statements.

Allspring Core Bond Portfolio  |  37

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Capital markets (continued)
Athene Global Funding 144A	2.50%	3-24-2028	$5,440,000	$ 4,603,240
Athene Global Funding 144A	2.65	10-4-2031	5,133,000	3,949,590
Blackstone Private Equity Funds 144A	6.20	4-22-2033	5,131,000	5,304,118
Goldman Sachs Group Incorporated (U.S. SOFR +0.51%) ±	0.66	9-10-2024	7,791,000	7,467,140
Goldman Sachs Group Incorporated (U.S. SOFR +0.49%) ±	0.93	10-21-2024	11,567,000	11,032,173
Goldman Sachs Group Incorporated (U.S. SOFR +0.73%) ±	1.76	1-24-2025	6,529,000	6,223,529
Goldman Sachs Group Incorporated (U.S. SOFR +0.91%) ±	1.95	10-21-2027	3,854,000	3,373,959
Morgan Stanley (U.S. SOFR +0.51%) ±	0.79	1-22-2025	9,927,000	9,336,517
Morgan Stanley (U.S. SOFR +0.53%) ±	0.79	5-30-2025	10,029,000	9,292,713
Morgan Stanley (U.S. SOFR +0.75%) ±	0.86	10-21-2025	3,094,000	2,823,552
Morgan Stanley (U.S. SOFR +0.72%) ±	0.99	12-10-2026	7,916,000	6,942,472
Morgan Stanley (U.S. SOFR +1.00%) ±	2.48	1-21-2028	1,547,000	1,374,460
Morgan Stanley (U.S. SOFR +2.56%) ±	6.34	10-18-2033	8,500,000	9,038,870
Morgan Stanley (U.S. SOFR +0.86%) ±	1.51	7-20-2027	6,054,000	5,267,692
Owl Rock Capital Corporation	3.13	4-13-2027	2,113,000	1,754,576
				91,035,923
Consumer finance: 0.71%
Bunge Limited Finance Corporation	1.63	8-17-2025	1,785,000	1,625,067
Ford Motor Credit Company LLC	2.70	8-10-2026	5,703,000	4,976,364
Ford Motor Credit Company LLC	2.90	2-10-2029	2,851,000	2,350,821
General Motors Financial Company Incorporated	3.10	1-12-2032	1,675,000	1,343,720
Hyundai Capital America Company 144A	0.80	1-8-2024	1,369,000	1,298,010
Hyundai Capital America Company 144A	1.30	1-8-2026	3,282,000	2,853,568
Hyundai Capital America Company 144A	2.00	6-15-2028	1,547,000	1,252,173
John Deere Capital Corporation	2.35	3-8-2027	3,882,000	3,554,683
John Deere Capital Corporation	4.15	9-15-2027	8,169,000	8,017,062
Toyota Motor Credit Corporation	5.45	11-10-2027	4,594,000	4,723,533
				31,995,001
Diversified financial services: 0.03%
Jackson Financial Incorporated «	5.67	6-8-2032	1,256,000	1,193,267
Insurance: 0.34%
Brighthouse Financial Incorporated	3.85	12-22-2051	1,536,000	969,939
Export Finance and Insurance Corporation 144A	4.63	10-26-2027	5,931,000	6,009,031
Liberty Mutual Group Incorporated 144A	5.50	6-15-2052	1,507,000	1,356,734
Marsh and McLennan Companies Incorporated	6.25	11-1-2052	853,000	953,237
SBL Holdings Incorporated 144A	5.00	2-18-2031	5,384,000	4,212,293
Stewart Information Services Corporation	3.60	11-15-2031	2,096,000	1,624,359
				15,125,593
Health care: 2.12%
Biotechnology: 0.45%
AbbVie Incorporated	4.05	11-21-2039	1,838,000	1,605,769
AbbVie Incorporated	4.25	11-21-2049	10,571,000	9,089,787
AbbVie Incorporated	4.30	5-14-2036	1,125,000	1,038,790
AbbVie Incorporated	4.45	5-14-2046	1,145,000	1,009,974
Amgen Incorporated	4.05	8-18-2029	2,567,000	2,445,562
Gilead Sciences Incorporated	2.60	10-1-2040	2,693,000	1,924,727
The accompanying notes are an integral part of these financial statements.

38  |  Allspring Core Bond Portfolio

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Biotechnology (continued)
Gilead Sciences Incorporated	2.80%	10-1-2050	$2,513,000	$ 1,661,941
Gilead Sciences Incorporated	4.00	9-1-2036	1,385,000	1,233,947
				20,010,497
Health care providers & services: 1.16%
Centene Corporation	2.50	3-1-2031	1,451,000	1,147,045
Centene Corporation	3.00	10-15-2030	3,489,000	2,878,774
Cigna Corporation	3.40	3-15-2050	785,000	566,494
CVS Health Corporation	3.00	8-15-2026	1,676,000	1,575,481
CVS Health Corporation	4.30	3-25-2028	3,542,000	3,443,235
CVS Health Corporation	5.05	3-25-2048	1,171,000	1,087,456
GE Healthcare Holding Company 144A	5.65	11-15-2027	4,253,000	4,337,411
GSK Consumer Healthcare Company	3.38	3-24-2027	3,658,000	3,415,148
GSK Consumer Healthcare Company	3.38	3-24-2029	1,568,000	1,420,544
GSK Consumer Healthcare Company	4.00	3-24-2052	2,600,000	2,072,748
HCA Incorporated 144A	4.63	3-15-2052	6,143,000	4,953,014
UnitedHealth Group Incorporated	2.75	5-15-2040	1,187,000	881,129
UnitedHealth Group Incorporated	3.05	5-15-2041	815,000	623,317
UnitedHealth Group Incorporated	3.25	5-15-2051	3,478,000	2,552,184
UnitedHealth Group Incorporated	4.00	5-15-2029	2,387,000	2,292,199
UnitedHealth Group Incorporated	4.63	7-15-2035	2,445,000	2,400,135
UnitedHealth Group Incorporated	5.25	2-15-2028	2,604,000	2,678,600
UnitedHealth Group Incorporated	5.30	2-15-2030	4,338,000	4,479,849
UnitedHealth Group Incorporated	5.35	2-15-2033	4,338,000	4,516,928
UnitedHealth Group Incorporated	5.88	2-15-2053	4,159,000	4,602,527
				51,924,218
Life sciences tools & services: 0.12%
Danaher Corporation	2.60	10-1-2050	1,847,000	1,217,718
Danaher Corporation	2.80	12-10-2051	1,238,000	852,505
Thermo Fisher Scientific Incorporated	1.75	10-15-2028	1,565,000	1,338,652
Thermo Fisher Scientific Incorporated	2.80	10-15-2041	2,493,000	1,876,209
				5,285,084
Pharmaceuticals: 0.39%
Astrazeneca plc	1.75	5-28-2028	5,480,000	4,764,899
Pfizer Incorporated	1.75	8-18-2031	3,140,000	2,554,734
Pfizer Incorporated	2.55	5-28-2040	5,402,000	4,018,785
Roche Holdings Incorporated 144A	2.08	12-13-2031	5,854,000	4,834,467
Roche Holdings Incorporated 144A	2.61	12-13-2051	2,154,000	1,442,056
				17,614,941
Industrials: 1.44%
Aerospace & defense: 0.64%
Lockheed Martin Corporation	5.10	11-15-2027	4,329,000	4,452,795
Lockheed Martin Corporation	5.70	11-15-2054	3,464,000	3,755,518
Lockheed Martin Corporation	5.90	11-15-2063	1,731,000	1,914,612
Northrop Grunman	4.40	5-1-2030	5,544,000	5,432,757
The Boeing Company	2.20	2-4-2026	5,885,000	5,349,556
The Boeing Company	3.25	2-1-2035	1,905,000	1,444,562
The Boeing Company	3.75	2-1-2050	3,400,000	2,384,797
The Boeing Company	5.93	5-1-2060	4,416,000	4,098,676
				28,833,273
The accompanying notes are an integral part of these financial statements.

Allspring Core Bond Portfolio  |  39

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airlines: 0.20%
Delta Air Lines Incorporated 144A	4.75%	10-20-2028	$9,156,000	$ 8,678,983
Construction & engineering: 0.06%
Quanta Services Incorporated	0.95	10-1-2024	3,093,000	2,832,472
Industrial conglomerates: 0.12%
Honeywell International Incorporated	5.00	2-15-2033	5,218,000	5,370,506
Machinery: 0.17%
Parker Hannifin Corporation	4.25	9-15-2027	4,720,000	4,577,580
Parker Hannifin Corporation	4.50	9-15-2029	3,147,000	3,054,865
				7,632,445
Road & rail: 0.20%
CSX Corporation	4.10	11-15-2032	4,069,000	3,865,718
Union Pacific Corporation	2.38	5-20-2031	1,649,000	1,396,020
Union Pacific Corporation	2.80	2-14-2032	2,238,000	1,947,422
Union Pacific Corporation	3.38	2-14-2042	1,862,000	1,507,714
				8,716,874
Transportation infrastructure: 0.05%
Crowley Conro LLC	4.18	8-15-2043	2,435,118	2,308,233
Information technology: 2.13%
Electronic equipment, instruments & components: 0.16%
Dell International LLC 144A	3.38	12-15-2041	3,853,000	2,655,219
Dell International LLC 144A	3.45	12-15-2051	4,622,000	2,979,445
Dell International LLC	6.10	7-15-2027	1,576,000	1,619,259
				7,253,923
Semiconductors & semiconductor equipment: 0.96%
Advanced Micro Devices	3.92	6-1-2032	5,004,000	4,720,315
Broadcom Incorporated 144A	2.45	2-15-2031	2,713,000	2,140,460
Broadcom Incorporated	3.15	11-15-2025	2,033,000	1,934,493
Broadcom Incorporated 144A	3.42	4-15-2033	7,383,000	5,998,910
Broadcom Incorporated 144A	3.47	4-15-2034	3,465,000	2,750,902
Broadcom Incorporated	4.15	11-15-2030	1,833,000	1,646,290
Broadcom Incorporated 144A	4.93	5-15-2037	2,478,000	2,174,427
Broadcom Incorporated 144A	4.15	4-15-2032	2,334,000	2,057,750
Intel Corporation	2.80	8-12-2041	4,056,000	2,879,459
Intel Corporation	4.90	8-5-2052	3,773,000	3,443,544
Intel Corporation	5.05	8-5-2062	1,625,000	1,476,380
KLA Corporation	3.30	3-1-2050	3,711,000	2,779,900
KLA Corporation	4.95	7-15-2052	1,444,000	1,391,023
Qualcomm Incorporated	4.50	5-20-2052	2,571,000	2,282,020
Qualcomm Incorporated	6.00	5-20-2053	3,907,000	4,251,900
Xilinx Incorporated	2.38	6-1-2030	1,327,000	1,128,789
				43,056,562
Software: 0.67%
Oracle Corporation	3.95	3-25-2051	3,280,000	2,400,207
Oracle Corporation	4.00	7-15-2046	3,011,000	2,224,980
Oracle Corporation	4.38	5-15-2055	1,045,000	794,533
Oracle Corporation	6.90	11-9-2052	3,467,000	3,839,960
The accompanying notes are an integral part of these financial statements.

40  |  Allspring Core Bond Portfolio

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Software (continued)
VMware Incorporated	0.60%	8-15-2023	$7,593,000	$ 7,352,820
VMware Incorporated	1.00	8-15-2024	5,391,000	5,019,711
VMware Incorporated	1.40	8-15-2026	5,424,000	4,770,240
VMware Incorporated	1.80	8-15-2028	940,000	775,985
VMware Incorporated	4.70	5-15-2030	3,116,000	2,925,910
				30,104,346
Technology hardware, storage & peripherals: 0.34%
Apple Incorporated	2.38	2-8-2041	1,262,000	923,946
Apple Incorporated	2.40	8-20-2050	200,000	132,655
Apple Incorporated	2.65	5-11-2050	2,389,000	1,651,588
Apple Incorporated	2.65	2-8-2051	1,062,000	726,289
Apple Incorporated	2.80	2-8-2061	1,102,000	732,683
Apple Incorporated	3.25	8-8-2029	6,518,000	6,108,827
Apple Incorporated	3.95	8-8-2052	3,265,000	2,855,249
Apple Incorporated	4.10	8-8-2062	2,444,000	2,116,792
				15,248,029
Materials: 0.32%
Chemicals: 0.19%
Dow Chemical Corporation	6.90	5-15-2053	1,625,000	1,766,890
Dow Chemical Corporation	7.38	11-1-2029	3,996,000	4,435,118
Rohm & Haas Company	7.85	7-15-2029	1,946,000	2,180,829
				8,382,837
Metals & mining: 0.13%
Freeport-McMoRan Incorporated	5.25	9-1-2029	4,834,000	4,618,162
Glencore Funding Company 144A	4.88	3-12-2029	1,380,000	1,329,517
				5,947,679
Real estate: 1.68%
Equity REITs: 1.30%
Agree LP Company	2.00	6-15-2028	3,245,000	2,670,227
Agree LP Company	2.60	6-15-2033	738,000	562,135
Agree LP Company	4.80	10-1-2032	1,627,000	1,496,520
American Tower Corporation	2.70	4-15-2031	1,236,000	1,020,415
American Tower Corporation	3.13	1-15-2027	1,627,000	1,496,486
American Tower Corporation	3.65	3-15-2027	2,296,000	2,145,201
Brixmor Operating Partnership	2.50	8-16-2031	1,807,000	1,369,474
Crown Castle International Corporation	1.05	7-15-2026	4,654,000	4,027,403
Crown Castle International Corporation	2.10	4-1-2031	680,000	539,229
Crown Castle International Corporation	2.50	7-15-2031	2,553,000	2,083,106
Crown Castle International Corporation	2.90	3-15-2027	5,084,000	4,646,082
Crown Castle International Corporation	2.90	4-1-2041	2,854,000	2,001,547
Crown Castle International Corporation	3.30	7-1-2030	2,684,000	2,360,474
Crown Castle International Corporation	4.00	3-1-2027	776,000	740,901
Federal Realty Investment Trust	3.95	1-15-2024	2,065,000	2,036,725
Kimco Realty Corporation	4.60	2-1-2033	2,445,000	2,286,674
Mid-America Apartments LP	3.95	3-15-2029	1,498,000	1,405,899
Mid-America Apartments LP	4.00	11-15-2025	1,833,000	1,774,856
Mid-America Apartments LP	4.30	10-15-2023	1,531,000	1,520,107
Realty Income Corporation	2.20	6-15-2028	1,600,000	1,372,196
The accompanying notes are an integral part of these financial statements.

Allspring Core Bond Portfolio  |  41

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Equity REITs (continued)
Realty Income Corporation	2.85%	12-15-2032	$2,162,000	$ 1,773,957
Realty Income Corporation	3.65	1-15-2028	1,678,000	1,572,409
Realty Income Corporation	5.63	10-13-2032	4,742,000	4,899,559
Regency Centers LP	2.95	9-15-2029	4,078,000	3,430,361
Rexford Industrial Realty Trust Company	2.15	9-1-2031	800,000	617,663
Store Capital Corporation	2.70	12-1-2031	1,038,000	780,932
Store Capital Corporation	2.75	11-18-2030	2,642,000	2,060,243
Store Capital Corporation	4.50	3-15-2028	3,993,000	3,636,095
Store Capital Corporation	4.63	3-15-2029	1,905,000	1,744,551
				58,071,427
Real estate management & development: 0.38%
Invitation Homes Operating Partnership LP	2.00	8-15-2031	515,000	381,243
American Homes 4 Rent	3.63	4-15-2032	2,987,000	2,530,875
American Homes 4 Rent	4.30	4-15-2052	1,338,000	992,600
Essex Portfolio LP	1.70	3-1-2028	3,909,000	3,247,546
Essex Portfolio LP	2.55	6-15-2031	1,540,000	1,231,836
Extra Space Storage LP	2.35	3-15-2032	1,336,000	1,016,191
Extra Space Storage LP	3.90	4-1-2029	1,495,000	1,346,826
Inviation Homes Operation	4.15	4-15-2032	2,985,000	2,616,858
Sun Communities Operating LP	2.30	11-1-2028	1,495,000	1,229,900
Sun Communities Operating LP	4.20	4-15-2032	2,987,000	2,577,080
				17,170,955
Utilities: 2.00%
Electric utilities: 1.59%
American Transmission System Incorporated 144A	2.65	1-15-2032	1,078,000	880,302
Duke Energy Carolinas LLC	2.55	4-15-2031	1,575,000	1,331,476
Duke Energy Carolinas LLC	2.85	3-15-2032	2,874,000	2,463,258
Duke Energy Carolinas LLC	3.55	3-15-2052	2,093,000	1,596,132
Duke Energy Corporation	3.75	9-1-2046	478,000	356,695
Duke Energy Corporation	4.30	3-15-2028	4,069,000	3,921,365
Duke Energy Corporation 144A	6.30	10-11-2027	1,891,000	1,923,017
Duke Energy Florida LLC	2.40	12-15-2031	2,307,000	1,896,759
Duke Energy Progress LLC	2.50	8-15-2050	2,334,000	1,433,183
Duke Energy Progress LLC	2.55	6-15-2031	1,695,000	1,394,080
Duke Energy Progress LLC	3.50	6-15-2051	478,000	340,448
Entergy Arkansas LLC	2.65	6-15-2051	2,084,000	1,296,917
Eversource Energy	1.40	8-15-2026	1,315,000	1,158,467
Eversource Energy	1.65	8-15-2030	2,629,000	2,060,089
Eversource Energy	3.38	3-1-2032	590,000	516,887
FirstEnergy Corporation 144A	2.75	3-1-2032	2,542,000	2,067,171
Florida Power & Light Company	3.95	3-1-2048	2,040,000	1,712,046
Metropolitan Edison Company 144A	4.30	1-15-2029	2,720,000	2,563,495
Mid-American Energy Company	2.70	8-1-2052	2,005,000	1,308,706
Mississippi Power Company	3.10	7-30-2051	2,774,000	1,814,983
Mississippi Power Company	3.95	3-30-2028	2,773,000	2,603,212
Mississippi Power Company	4.25	3-15-2042	1,064,000	878,560
Northern States Power Company	3.20	4-1-2052	1,565,000	1,133,481
Pacific Gas & Electric Company	2.10	8-1-2027	1,238,000	1,053,399
Pacific Gas & Electric Company	3.95	12-1-2047	3,581,000	2,497,171
Pacific Gas & Electric Company	4.20	6-1-2041	1,344,000	1,020,406
Pacific Gas & Electric Company	4.50	7-1-2040	796,000	634,894
Pacific Gas & Electric Company	4.75	2-15-2044	778,000	608,481
The accompanying notes are an integral part of these financial statements.

42  |  Allspring Core Bond Portfolio

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Electric utilities (continued)
Pacific Gas & Electric Company	4.95%	7-1-2050	$4,840,000	$ 3,874,676
PacifiCorp Electric Service Company %%	5.35	12-1-2053	2,563,000	2,578,220
Pennsylvania Electric Company 144A	3.25	3-15-2028	2,254,000	2,041,825
Public Service Company of Oklahoma	3.15	8-15-2051	1,565,000	1,052,778
Public Service Electric and Gas Company	1.90	8-15-2031	3,104,000	2,500,807
Public Service Electric and Gas Company	2.05	8-1-2050	642,000	362,525
Public Service Electric and Gas Company	2.70	5-1-2050	1,264,000	830,758
Southern California Edison Company	4.13	3-1-2048	1,744,000	1,393,433
STAR Electric Company	3.10	6-1-2051	1,427,000	995,402
STAR Electric Company	4.55	6-1-2052	1,880,000	1,718,783
STAR Electric Company	4.95	9-15-2052	816,000	794,143
Targa Resources Partners Company	4.88	2-1-2031	3,651,000	3,325,404
Targa Resources Partners Company	5.50	3-1-2030	915,000	874,832
Trans-Allegheny Interstate Line Company 144A	3.85	6-1-2025	1,093,000	1,056,694
Virginia Electric & Power Company	2.95	11-15-2051	2,314,000	1,547,742
Virginia Electric & Power Company	4.63	5-15-2052	1,740,000	1,547,705
Wisconsin Electric Power	4.75	9-30-2032	2,322,000	2,300,261
				71,261,068
Gas utilities: 0.04%
Baltimore Gas & Electric Gas Company	2.25	6-15-2031	2,314,000	1,892,948
Independent power & renewable electricity producers: 0.04%
AES Corporation	1.38	1-15-2026	1,753,000	1,557,256
Multi-utilities: 0.33%
CenterPoint Energy Incorporated	3.60	3-1-2052	1,709,000	1,336,394
Consumers Energy Company	2.50	5-1-2060	1,324,000	768,640
Consumers Energy Company	2.65	8-15-2052	1,036,000	661,115
Dominion Energy Incorporated	5.38	11-15-2032	5,102,000	5,102,299
DTE Energy Company	1.05	6-1-2025	1,385,000	1,254,905
DTE Energy Company	2.95	3-1-2050	2,702,000	1,864,127
DTE Energy Company	3.65	3-1-2052	1,236,000	968,625
Public Service Enterprise Group	1.60	8-15-2030	1,782,000	1,389,026
Public Service Enterprise Group	2.45	11-15-2031	2,004,000	1,614,894
				14,960,025
Total Corporate bonds and notes (Cost $1,036,434,696)				939,021,456
Municipal obligations: 0.36%
Nevada: 0.09%
Airport revenue: 0.09%
Clark County NV Airport Authority Build America Bonds Series C	6.82	7-1-2045	3,365,000	4,045,445
New York: 0.11%
Airport revenue: 0.11%
Port Authority of New York & New Jersey Consolidated Bonds Series 174	4.46	10-1-2062	5,505,000	4,950,533
The accompanying notes are an integral part of these financial statements.

Allspring Core Bond Portfolio  |  43

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Ohio: 0.04%
Education revenue: 0.04%
Ohio State University General Receipts Taxable Bonds Series A	4.80%	6-1-2111	$1,957,000	$ 1,666,618
Texas: 0.12%
Education revenue: 0.02%
University of Texas Financing System Bond Series B	2.44	8-15-2049	1,695,000	1,102,522
Transportation revenue: 0.10%
North Texas Tollway Authority	6.72	1-1-2049	3,609,000	4,320,587
Total Municipal obligations (Cost $17,147,003)				16,085,705
Non-agency mortgage-backed securities: 4.86%
3650R Commercial Mortgage Trust Series 2021-PF1 Class A5	2.52	11-15-2054	2,521,000	2,036,303
Angel Oak Mortgage Trust Series 2020-2 Class A1 144A±±	2.53	1-26-2065	5,401,000	1,207,741
Angel Oak Mortgage Trust Series 2020-5 Class A1 144A±±	1.37	5-25-2065	2,508,000	512,141
Angel Oak Mortgage Trust Series 2021-6 Class A1 144A±±	1.46	9-25-2066	3,665,000	2,176,697
Bank 2022-BNK44 Class A5 ±±	5.75	10-15-2032	3,828,000	4,034,331
Barclays Commercial Mortgage Series 2018-C2 Class ASB	4.24	12-15-2051	1,159,000	1,117,758
Barclays Commercial Mortgage Series 2019-C3 Class A3	3.32	5-15-2052	4,090,000	3,683,659
Barclays Commercial Mortgage Series 2022-C18 Class A5 ±±%%	5.71	12-15-2055	2,752,000	2,882,263
Benchmark Mortgage Trust Series 2022-B35 Class A5	4.45	5-15-2055	2,238,000	2,144,556
Bunker Hill Loan Depositary Trust Series 2019-2 Class A1 144A	2.88	7-25-2049	1,974,841	1,817,754
Bunker Hill Loan Depositary Trust Series 2019-3 Class A1 144A	2.72	11-25-2059	1,327,495	1,276,642
BX Trust Series 2021-VOLT Class A	4.58	9-15-2036	10,912,000	10,443,582
BX Trust Series 2021-XL2 Class A	4.56	10-15-2038	5,041,330	4,807,928
CFCRE Commercial Mortgage Trust Series 2017-C8 Class ASB	3.37	6-15-2050	1,442,100	1,378,235
Citigroup Commercial Mortgage Series 2022-GC48 Class A5 ±±	4.58	5-15-2054	3,191,000	3,080,278
Colt Funding LLC Series 2021-2 Class A1 144A±±	0.92	8-25-2066	3,698,410	3,000,990
Colt Funding LLC Series 2021-4 Class A1 144A±±	1.40	10-25-2066	3,922,412	3,189,833
Commercial Mortgage Pass-Through Certificate Series 2013-CR13 Class A4 ±±	4.19	11-10-2046	1,746,000	1,707,362
Commercial Mortgage Trust Pass-Through Certificate Series 2012-CR3 Class A3	2.82	10-15-2045	306,028	299,907
Commercial Mortgage Trust Series 2013-CR10 Class A4	4.21	8-10-2046	89,000	88,160
Commercial Mortgage Trust Series 2013-CR11 Class A4	4.26	8-10-2050	12,738,000	12,579,041
Commercial Mortgage Trust Series 2013-CR6 Class A4	3.10	3-10-2046	4,871,589	4,856,787
Commercial Mortgage Trust Series 2014-UBS4 Class A4	3.42	8-10-2047	3,937,000	3,790,270
Commercial Mortgage Trust Series 2015-LC19 Class A3	2.92	2-10-2048	8,129,307	7,773,959
The accompanying notes are an integral part of these financial statements.

44  |  Allspring Core Bond Portfolio

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
Commercial Mortgage Trust Series 2015-LC23 Class A3	3.52%	10-10-2048	$1,982,000	$ 1,874,513
CSAIL Commercial Mortgage Trust Series 2019-C16 Class A2	3.07	6-15-2052	1,924,000	1,685,562
CSAIL Commercial Mortgage Trust Series 2021-C20 Class A3	2.80	3-15-2054	1,257,000	1,055,237
EQUS Mortgage Trust Series 2021-EQAZ (1 Month LIBOR +0.75%) 144A±	4.63	10-15-2038	4,122,917	3,939,447
Goldman Sachs Mortgage Securities Trust Series 2013-GC14 Class A5	4.24	8-10-2046	2,275,000	2,245,172
Goldman Sachs Mortgage Securities Trust Series 2014-GC18 Class A4	4.07	1-10-2047	5,471,323	5,338,380
Goldman Sachs Mortgage Securities Trust Series 2015-GC32 Class A3	3.50	7-10-2048	1,895,326	1,808,819
Goldman Sachs Mortgage Securities Trust Series 2020-GC47 Class A5	2.38	5-12-2053	1,792,000	1,479,097
Goldman Sachs Mortgage Securities Trust Series 2020-GSA2 Class A4	1.72	12-12-2053	5,595,000	4,359,481
Impact Funding LLC Series 2010-1 Class A1 144A	5.31	1-25-2051	3,942,583	3,821,518
JPM DB Commercial Mortgage Securities Series 2013-C12 Class A5	3.66	7-15-2045	3,316,000	3,276,949
JPM DB Commercial Mortgage Securities Series 2013-C17 Class A4	4.20	1-15-2047	1,095,000	1,072,689
JPM DB Commercial Mortgage Securities Series 2014-C23 Class A4	3.67	9-15-2047	1,659,938	1,598,944
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C16 Class A4	4.17	12-15-2046	4,973,000	4,890,945
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C28 Class A3	2.91	10-15-2048	7,575,913	7,177,816
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C30 Class A5	3.82	7-15-2048	3,008,000	2,866,247
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP3 Class A3	3.39	12-15-2049	1,080,000	998,651
Med Trust Series 2021-MDLN (1 Month LIBOR +0.95%) 144A±	4.83	11-15-2038	6,662,000	6,361,469
MFRA Trust Series 2021-NQM2 Class A1	1.03	11-25-2064	1,600,239	1,281,988
Morgan Stanley Capital 1 Trust Series 2019- L2 Class A3	3.81	3-15-2052	2,625,000	2,411,147
Morgan Stanley Capital International Trust Series 2020-HR8 Class A3	1.79	7-15-2053	3,030,000	2,408,124
New Residential Mortgage Loan Trust Series 2019-NQM4 Class A1 144A±±	2.49	9-25-2059	846,787	766,291
NewRez WareHouse Securitization Series 2021-1 Class A (1 Month LIBOR +0.75%) 144A±	4.79	5-25-2055	10,288,000	10,067,016
Peco Energy Company 1st Mortgage	2.85	9-15-2051	2,791,000	1,862,455
Starwood Mortgage Residential Trust Series 2020-1 Class A1 144A	2.28	2-25-2050	300,219	287,260
Starwood Mortgage Residential Trust Series 2020-INV1 Class A1 144A	1.03	11-25-2055	1,219,740	1,121,953
Starwood Mortgage Residential Trust Series 2020-INV3 Class A1 144A	1.49	4-25-2065	1,413,812	1,335,012
Starwood Mortgage Residential Trust Series 2021-1 Class A1 144A	1.22	5-25-2065	1,491,937	1,371,406
Starwood Mortgage Residential Trust Series 2021-4 Class A1 144A	1.16	8-25-2056	3,729,117	2,977,100
T- Mobile US Trust Series 2022-1A Class A 144A	4.91	5-22-2028	6,475,000	6,450,851
The accompanying notes are an integral part of these financial statements.

Allspring Core Bond Portfolio  |  45

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
Verizon Master Trust Series 2022-2 Class A	1.53%	7-20-2028	$3,146,000	$ 2,928,764
Verizon Master Trust Series 2022-4 Class A	3.40	11-20-2028	6,886,000	6,651,667
Verizon Master Trust Series 2022-6 Class A 144A±±	3.67	1-22-2029	6,257,000	6,064,790
Verus Securitization Trust Series 2019-2 Class A1 144A±±	2.91	7-25-2059	752,865	724,868
Verus Securitization Trust Series 2019-3 Class A1 144A±±	2.69	11-25-2059	665,592	624,559
Verus Securitization Trust Series 2019-4 Class A1 144A	2.64	11-25-2059	1,406,121	1,332,644
Verus Securitization Trust Series 2020-1 Class A1 ±±	2.42	1-25-2060	309,955	291,078
Verus Securitization Trust Series 2020-2 Class A1	2.23	5-25-2060	1,000,156	957,718
Verus Securitization Trust Series 2020-5 Class A1 144A±±	1.22	5-25-2065	623,777	566,685
Verus Securitization Trust Series 2021-1 Class A1 144A±±	0.82	1-25-2066	2,071,570	1,678,749
Verus Securitization Trust Series 2021-2 Class A1	1.03	2-25-2066	3,719,622	3,072,006
Verus Securitization Trust Series 2021-3 Class A1 144A±±	1.05	6-25-2066	2,729,506	2,199,811
Verus Securitization Trust Series 2021-4 Class A1 144A±±	0.94	7-25-2066	3,307,263	2,537,670
Verus Securitization Trust Series 2021-5 Class A1 144A±±	1.01	9-25-2066	11,082,093	8,842,388
Verus Securitization Trust Series 2021-7 Class A1 144A±±	1.83	10-25-2066	4,913,872	4,113,199
Verus Securitization Trust Series 2021-8 Class A1 144A±±	1.82	11-25-2066	3,465,440	2,905,058
Verus Securitization Trust Series 2021-R1 Class A1 144A±±	0.82	10-25-2063	1,805,413	1,569,162
Verus Securitization Trust Series 2021-R3 Class A1	1.02	4-25-2064	1,732,409	1,493,797
Visio Trust Series 2020-1R Class A1 144A	1.31	11-25-2055	1,371,374	1,224,688
Total Non-agency mortgage-backed securities (Cost $237,758,968)				217,857,017
U.S. Treasury securities: 26.41%
TIPS	4.13	11-15-2032	17,584,000	18,270,875
U.S. Treasury Bond	1.13	5-15-2040	87,097,000	55,735,276
U.S. Treasury Bond	1.13	8-15-2040	85,421,000	54,252,345
U.S. Treasury Bond ##	1.38	11-15-2040	158,031,000	104,800,480
U.S. Treasury Bond	1.38	8-15-2050	14,688,000	8,470,845
U.S. Treasury Bond	1.63	11-15-2050	15,145,000	9,354,404
U.S. Treasury Bond ##	1.75	8-15-2041	146,129,000	101,947,810
U.S. Treasury Bond	1.88	2-15-2041	6,755,000	4,881,543
U.S. Treasury Bond	2.00	8-15-2051	31,558,000	21,447,113
U.S. Treasury Bond	2.25	2-15-2052	11,829,000	8,542,294
U.S. Treasury Bond	2.88	5-15-2052	5,762,000	4,789,663
U.S. Treasury Bond	3.00	8-15-2052	34,328,000	29,393,350
U.S. Treasury Bond	5.25	11-15-2028	10,576,000	11,339,042
U.S. Treasury Bond	5.25	2-15-2029	8,249,000	8,869,608
U.S. Treasury Note	0.25	8-31-2025	28,317,000	25,480,875
U.S. Treasury Note	0.38	11-30-2025	233,000	208,854
U.S. Treasury Note	0.38	1-31-2026	45,675,000	40,727,470
U.S. Treasury Note	0.75	5-31-2026	5,070,000	4,532,105
U.S. Treasury Note	0.88	6-30-2026	6,392,000	5,730,078
U.S. Treasury Note	1.38	10-31-2028	30,676,000	26,740,844
U.S. Treasury Note	1.50	8-15-2026	101,122,000	92,487,130
U.S. Treasury Note	1.50	11-30-2028	11,372,000	9,973,155
The accompanying notes are an integral part of these financial statements.

46  |  Allspring Core Bond Portfolio

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note	1.63%	5-15-2026	$41,786,000	$ 38,567,172
U.S. Treasury Note	1.88	11-15-2051	7,074,000	4,651,984
U.S. Treasury Note	2.00	11-15-2026	41,350,000	38,405,428
U.S. Treasury Note	2.25	11-15-2027	9,209,000	8,547,103
U.S. Treasury Note	2.38	8-15-2024	18,881,000	18,217,215
U.S. Treasury Note	2.50	5-15-2024	16,804,000	16,307,101
U.S. Treasury Note	2.63	7-31-2029	8,779,000	8,190,533
U.S. Treasury Note	2.75	2-15-2028	37,619,000	35,674,862
U.S. Treasury Note	2.75	5-31-2029	51,797,000	48,713,460
U.S. Treasury Note	2.88	4-30-2025	16,500,000	15,987,598
U.S. Treasury Note	3.00	6-30-2024	2,271,000	2,217,419
U.S. Treasury Note	3.13	8-31-2029	2,239,000	2,153,726
U.S. Treasury Note	3.25	6-30-2027	18,369,000	17,891,119
U.S. Treasury Note	3.25	6-30-2029	13,449,000	13,029,769
U.S. Treasury Note	3.38	8-15-2042	5,064,000	4,632,769
U.S. Treasury Note	3.88	11-30-2027	96,442,000	96,803,658
U.S. Treasury Note	3.88	9-30-2029	554,000	557,809
U.S. Treasury Note	3.88	11-30-2029	1,348,000	1,357,057
U.S. Treasury Note	4.00	10-31-2029	4,256,000	4,320,505
U.S. Treasury Note	4.00	11-15-2052	15,608,000	16,232,320
U.S. Treasury Note	4.13	9-30-2027	38,580,000	39,050,194
U.S. Treasury Note	4.13	10-31-2027	63,363,000	64,169,889
U.S. Treasury Note	4.25	9-30-2024	6,000	5,982
U.S. Treasury Note	4.38	10-31-2024	8,162,000	8,160,087
U.S. Treasury Note	4.50	11-30-2024	17,441,000	17,492,778
U.S. Treasury Note	4.50	11-15-2025	13,935,000	14,091,769
Total U.S. Treasury securities (Cost $1,319,517,564)				1,183,404,465
Yankee corporate bonds and notes: 4.40%
Communication services: 0.06%
Wireless telecommunication services: 0.06%
Rogers Communications Incorporated 144A	4.55	3-15-2052	1,927,000	1,568,469
Vodafone Group plc	4.25	9-17-2050	616,000	486,156
Vodafone Group plc	5.00	5-30-2038	778,000	720,456
				2,775,081
Consumer staples: 0.32%
Beverages: 0.21%
Diageo Capital plc	5.30	10-24-2027	4,333,000	4,463,823
Diageo Capital plc	5.50	1-24-2033	4,497,000	4,747,376
				9,211,199
Food products: 0.11%
Viterra Finance BV 144A	3.20	4-21-2031	766,000	581,268
Viterra Finance BV 144A	5.25	4-21-2032	5,047,000	4,457,695
				5,038,963
Energy: 0.32%
Oil, gas & consumable fuels: 0.32%
Aker BP ASA 144A	3.75	1-15-2030	520,000	460,843
Aker BP ASA 144A	4.00	1-15-2031	1,981,000	1,759,404
The accompanying notes are an integral part of these financial statements.

Allspring Core Bond Portfolio  |  47

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil, gas & consumable fuels (continued)
Galaxy Pipeline Assets Company 144A	1.75%	9-30-2027	$3,046,584	$ 2,814,619
Galaxy Pipeline Assets Company 144A	2.16	3-31-2034	3,350,043	2,828,925
Galaxy Pipeline Assets Company 144A	2.63	3-31-2036	2,354,000	1,874,405
Galaxy Pipeline Assets Company 144A	2.94	9-30-2040	1,493,289	1,191,159
Petroleos Mexicanos Company	2.38	4-15-2025	907,250	876,489
Petroleos Mexicanos Company	2.46	12-15-2025	2,822,750	2,714,016
				14,519,860
Financials: 2.84%
Banks: 1.56%
Banco Santander SA (1 Year Treasury Constant Maturity +0.90%) ±	1.72	9-14-2027	3,700,000	3,169,875
Banco Santander SA (1 Year Treasury Constant Maturity +1.60%) ±	3.23	11-22-2032	2,600,000	1,937,180
Banco Santander SA	5.29	8-18-2027	1,600,000	1,552,588
Barclays plc (1 Year Treasury Constant Maturity +3.30%) ±	7.39	11-2-2028	8,642,000	8,940,432
Barclays plc (1 Year Treasury Constant Maturity +3.50%) ±	7.44	11-2-2033	5,184,000	5,491,372
Cooperative Rabobank UA (1 Year Treasury Constant Maturity +1.22%) 144A±	3.65	4-6-2028	9,070,000	8,360,845
Cooperative Rabobank UA (1 Year Treasury Constant Maturity +1.42%) 144A±	3.76	4-6-2033	5,694,000	4,876,989
Export-Import Bank Korea	4.50	9-15-2032	2,398,000	2,363,765
HSBC Holdings plc (U.S. SOFR +3.35%) ±	7.39	11-3-2028	5,087,000	5,334,950
Lloyds Banking Group PLC (1 Year Treasury Constant Maturity +1.75%) ±	4.72	8-11-2026	6,608,000	6,411,167
Lloyds Banking Group PLC (1 Year Treasury Constant Maturity +2.30%) ±	4.98	8-11-2033	3,844,000	3,537,785
Mitsubishi UFJ Financial Group (1 Year Treasury Constant Maturity +0.95%) ±	2.31	7-20-2032	3,931,000	3,064,780
Mitsubishi UFJ Financial Group (1 Year Treasury Constant Maturity +2.13%) ±	5.13	7-20-2033	3,284,000	3,192,886
Mitsubishi UFJ Financial Group (1 Year Treasury Constant Maturity +1.90%) ±	5.35	9-13-2028	4,231,000	4,210,070
Mitsubishi UFJ Financial Group (1 Year Treasury Constant Maturity +2.13%) ±	5.47	9-13-2033	658,000	655,630
Santander UK Group Holdings (U.S. SOFR +2.75%) ±	6.83	11-21-2026	6,791,000	6,860,698
				69,961,012
Capital markets: 0.69%
Credit Suisse Group AG (U.S. SOFR +5.02%) 144A±	9.02	11-15-2033	4,333,000	4,399,154
Deutsche Bank AG (U.S. SOFR +2.26%) ±	3.74	1-7-2033	7,567,000	5,401,862
Macquarie Group Limited 144A	6.21	11-22-2024	5,131,000	5,160,716
UBS Group AG (1 Year Treasury Constant Maturity +1.60%) 144A±	4.49	8-5-2025	5,380,000	5,269,397
UBS Group AG (1 Year Treasury Constant Maturity +2.05%) 144A±	4.70	8-5-2027	11,191,000	10,824,651
				31,055,780
Diversified financial services: 0.52%
AerCap Ireland Capital Designated Activity Company / AerCap Global Aviation Trust	1.15	10-29-2023	9,371,000	8,955,148
DH Europe Finance II	2.20	11-15-2024	4,258,000	4,046,836
The accompanying notes are an integral part of these financial statements.

48  |  Allspring Core Bond Portfolio

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Diversified financial services (continued)
GE Capital International Funding Company	4.42%	11-15-2035	$1,122,000	$ 1,059,003
Lundin Energy Finance Company 144A	2.00	7-15-2026	4,111,000	3,619,349
Lundin Energy Finance Company 144A	3.10	7-15-2031	4,752,000	3,915,867
Trust Fibrauno 144A	6.39	1-15-2050	2,091,000	1,577,186
				23,173,389
Insurance: 0.07%
Enstar Group Limited	3.10	9-1-2031	3,909,000	2,865,414
Health care: 0.24%
Biotechnology: 0.03%
CSL Finance plc 144A	4.05	4-27-2029	1,565,000	1,491,417
Pharmaceuticals: 0.21%
Astrazeneca plc	1.38	8-6-2030	1,575,000	1,259,930
Shire Acquisitions Investments Ireland Designated Activity Company	2.88	9-23-2023	1,276,000	1,251,742
Takeda Pharmaceutical	2.05	3-31-2030	4,382,000	3,609,061
Takeda Pharmaceutical	3.03	7-9-2040	1,727,000	1,291,479
Takeda Pharmaceutical	3.18	7-9-2050	1,323,000	926,249
Takeda Pharmaceutical	4.40	11-26-2023	986,000	978,399
				9,316,860
Industrials: 0.23%
Road & rail: 0.20%
Canadian National Railway	3.85	8-5-2032	2,445,000	2,296,199
Canadian National Railway	4.40	8-5-2052	1,629,000	1,473,291
Canadian Pacific Railway Company	1.35	12-2-2024	3,854,000	3,588,867
Canadian Pacific Railway Company	1.75	12-2-2026	745,000	665,779
Canadian Pacific Railway Company	2.45	12-2-2031	624,000	520,029
Canadian Pacific Railway Company	3.00	12-2-2041	760,000	572,068
				9,116,233
Transportation infrastructure: 0.03%
Adani Ports & Special Company 144A	3.00	2-16-2031	1,342,500	1,051,810
Information technology: 0.16%
Semiconductors & semiconductor equipment: 0.16%
NXP BV	2.65	2-15-2032	3,204,000	2,515,534
NXP BV	3.25	5-11-2041	1,700,000	1,216,383
NXP BV	3.40	5-1-2030	2,156,000	1,874,735
NXP BV	4.40	6-1-2027	1,878,000	1,795,511
				7,402,163
Materials: 0.20%
Metals & mining: 0.20%
Anglo American Capital Company 144A	3.88	3-16-2029	4,368,000	3,930,903
Anglo American Capital Company 144A	4.75	3-16-2052	3,434,000	2,849,639
Glencore Finance Canada Company 144A	6.00	11-15-2041	200,000	189,209
Glencore Finance Canada Company 144A	6.90	11-15-2037	1,789,000	1,886,388
				8,856,139
The accompanying notes are an integral part of these financial statements.

Allspring Core Bond Portfolio  |  49

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities: 0.03%
Electric utilities: 0.03%
Israel Electric Corporation Limited 144A	3.75%	2-22-2032	$1,561,000	$ 1,359,275
Total Yankee corporate bonds and notes (Cost $213,517,232)				197,194,595
Yankee government bonds: 0.73%
Government of Bermuda 144A	5.00	7-15-2032	2,063,000	1,985,759
Province of Saskatchewan	3.25	6-8-2027	2,358,000	2,266,153
Republic of Chile «	4.34	3-7-2042	1,368,000	1,166,136
Republic of Indonesia	4.65	9-20-2032	1,430,000	1,404,066
Republic of Paraguay 144A	5.40	3-30-2050	2,746,000	2,306,640
Republic of Peru	3.00	1-15-2034	1,182,000	953,363
Republic of Peru	3.60	1-15-2072	915,000	607,088
Republic of Poland	5.75	11-16-2032	3,411,000	3,596,558
United Mexican States	3.50	2-12-2034	4,150,000	3,438,969
United Mexican States	3.75	4-19-2071	3,662,000	2,409,644
United Mexican States	4.40	2-12-2052	5,036,000	3,867,284
United Mexican States	4.50	4-22-2029	4,105,000	3,983,454
United Mexican States	4.60	2-10-2048	883,000	709,944
United Mexican States	4.88	5-19-2033	4,045,000	3,799,230
Total Yankee government bonds (Cost $34,868,980)				32,494,288

		Yield	Shares
Short-term investments: 0.87%
Investment companies: 0.87%
Allspring Government Money Market Fund Select Class ♠∞##		3.60	37,348,017	37,348,017
Securities Lending Cash Investments LLC ♠∩∞		3.90	1,613,470	1,613,470
Total Short-term investments (Cost $38,961,487)				38,961,487
Total investments in securities (Cost $4,939,591,353)	102.04%			4,572,534,498
Other assets and liabilities, net	(2.04)			(91,311,862)
Total net assets	100.00%			$4,481,222,636

¤	The security is issued in zero coupon form with no periodic interest payments.
±	Variable rate investment. The rate shown is the rate in effect at period end.
±±	The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
##	All or a portion of this security is segregated for when-issued securities.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

The accompanying notes are an integral part of these financial statements.

50  |  Allspring Core Bond Portfolio

Portfolio of investments—November 30, 2022 (unaudited)

Abbreviations:
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
TIPS	Treasury Inflation-Protected Securities
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$114,848,590	$1,185,890,482	$(1,263,391,055)	$0	$0	$ 37,348,017	37,348,017	$ 1,894,960
Securities Lending Cash Investments LLC	10,235,000	121,493,634	(130,115,164)	0	0	1,613,470	1,613,470	41,542 #
				$0	$0	$38,961,487		$1,936,502

#	Amount shown represents income before fees and rebates.
The accompanying notes are an integral part of these financial statements.

Allspring Core Bond Portfolio  |  51

Statement of assets and liabilities—November 30, 2022 (unaudited)

Assets
Investments in unaffiliated securities (including $1,581,413 of securities loaned), at value (cost $4,900,629,866)	$ 4,533,573,011
Investments in affiliated securities, at value (cost $38,961,487)	38,961,487
Cash	7,094,487
Receivable for investments sold	455,563,907
Receivable for interest	19,996,365
Principal paydown receivable	690,715
Receivable for securities lending income, net	64
Prepaid expenses and other assets	100,837
Total assets	5,055,980,873
Liabilities
Payable for investments purchased	376,461,961
Payable for when-issued transactions	194,749,530
Payable upon receipt of securities loaned	1,613,470
Advisory fee payable	1,250,216
Cash collateral due to broker	570,000
Accrued expenses and other liabilities	113,060
Total liabilities	574,758,237
Total net assets	$ 4,481,222,636
The accompanying notes are an integral part of these financial statements.

52  |  Allspring Core Bond Portfolio

Statement of operations—six months ended November 30, 2022 (unaudited)

Investment income
Interest	$ 69,415,509
Income from affiliated securities	1,921,172
Total investment income	71,336,681
Expenses
Advisory fee	8,114,449
Custody and accounting fees	158,250
Professional fees	83,026
Interest holder report expenses	18,990
Trustees’ fees and expenses	10,879
Other fees and expenses	65,707
Total expenses	8,451,301
Less: Fee waivers and/or expense reimbursements	(87,772)
Net expenses	8,363,529
Net investment income	62,973,152
Realized and unrealized gains (losses) on investments
Net realized losses on investments	(236,621,883)
Net change in unrealized gains (losses) on investments	(27,902,946)
Net realized and unrealized gains (losses) on investments	(264,524,829)
Net decrease in net assets resulting from operations	$(201,551,677)
The accompanying notes are an integral part of these financial statements.

Allspring Core Bond Portfolio  |  53

Statement of changes in net assets

	Six months ended November 30, 2022 (unaudited)	Year ended May 31, 2022
Operations
Net investment income	$ 62,973,152	$ 71,113,325
Net realized losses on investments	(236,621,883)	(167,999,743)
Net change in unrealized gains (losses) on investments	(27,902,946)	(357,074,109)
Net decrease in net assets resulting from operations	(201,551,677)	(453,960,527)
Capital transactions
Transactions in investors’ beneficial interests
Contributions	307,992,830	733,615,538
Withdrawals	(483,764,848)	(1,063,241,380)
Net decrease in net assets resulting from capital transactions	(175,772,018)	(329,625,842)
Total decrease in net assets	(377,323,695)	(783,586,369)
Net assets
Beginning of period	4,858,546,331	5,642,132,700
End of period	$4,481,222,636	$ 4,858,546,331
The accompanying notes are an integral part of these financial statements.

54  |  Allspring Core Bond Portfolio

Financial highlights
		Year ended May 31
	Six months ended November 30, 2022 (unaudited)	2022	2021	2020	2019	2018
Total return[1]	(4.12)%	(8.55)%	0.65%	9.49%	6.30%	(0.53)%
Ratios to average net assets (annualized)
Gross expenses	0.36%	0.36%	0.35%	0.35%	0.35%	0.35%
Net expenses[2]	0.36%	0.36%	0.35%	0.35%	0.35%	0.35%
Net investment income	2.71%	1.33%	1.30%	2.28%	2.93%	2.23%
Supplemental data
Portfolio turnover rate	213%	432%	457%	603%	577%	542%

[1]	Returns for periods of less than one year are not annualized.
[2]	Net expense ratios reflect voluntary waivers, if any.
The accompanying notes are an integral part of these financial statements.

Allspring Core Bond Portfolio  |  55

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Master Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Core Bond Portfolio (the "Portfolio") which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any "public offering" within the meaning of Section 4(a)(2) of the Securities Act of 1933.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management").
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

56  |  Allspring Core Bond Portfolio

Notes to financial statements (unaudited)
Securities lending
The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.
In a securities lending transaction, the net asset value of the Portfolio is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.
When-issued transactions
The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of November 30, 2022, the aggregate cost of all investments for federal income tax purposes was $4,971,740,225 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 24,102,043
Gross unrealized losses	(423,307,770)
Net unrealized losses	$(399,205,727)

Allspring Core Bond Portfolio  |  57

Notes to financial statements (unaudited)
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$ 0	$ 1,449,795,707	$0	$ 1,449,795,707
Asset-backed securities	0	497,719,778	0	497,719,778
Corporate bonds and notes	0	939,021,456	0	939,021,456
Municipal obligations	0	16,085,705	0	16,085,705
Non-agency mortgage-backed securities	0	217,857,017	0	217,857,017
U.S. Treasury securities	1,183,404,465	0	0	1,183,404,465
Yankee corporate bonds and notes	0	197,194,595	0	197,194,595
Yankee government bonds	0	32,494,288	0	32,494,288
Short-term investments
Investment companies	38,961,487	0	0	38,961,487
Total assets	$1,222,365,952	$3,350,168,546	$0	$4,572,534,498
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended November 30, 2022, the Portfolio did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Advisory fee
The Trust has entered into an advisory contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Allspring Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:

58  |  Allspring Core Bond Portfolio

Notes to financial statements (unaudited)
Average daily net assets	Advisory fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.300
Over $10 billion	0.290
For the six months ended November 30, 2022, the advisory fee was equivalent to an annual rate of 0.35% of the Portfolio’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Portfolio and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Portfolio increase.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2022 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$5,658,491,341	$4,550,127,170	$5,915,965,057	$4,399,538,656
6. SECURITIES LENDING TRANSACTIONS
The Portfolio lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Portfolio and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Federal Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Allspring Funds Management and is subadvised by Allspring Investments. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser.
In the event of counterparty default or the failure of a borrower to return a loaned security, the Portfolio has the right to use the collateral to offset any losses incurred. As of November 30, 2022, the Portfolio had securities lending transactions with the following counterparties which are subject to offset:
Counterparty	Values of securities on loan	Collateral received[1]	Net amount
Barclays Capital Incorporated	$ 460,665	$ (460,665)	$0
Citigroup Global Markets Incorporated	1,120,748	(1,120,748)	0
1 Collateral received within this table is limited to the collateral for the net transaction with the counterparty.

Allspring Core Bond Portfolio  |  59

Notes to financial statements (unaudited)
7. BANK BORROWINGS
The Trust, along with Allspring Variable Trust and Allspring Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund interest holders withdrawal requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee equal based on the unused balance is allocated to each participating fund.
For the six months ended November 30, 2022, there were no borrowings by the Portfolio under the agreement.
8. MARKET RISKS
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.
9. INDEMNIFICATION
Under the Portfolio's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.

60  |  Allspring Core Bond Portfolio

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund and Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. Shareholders and Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Core Bond Fund  |  61

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 125 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

62  |  Allspring Core Bond Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner, Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner, Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination Medical Center Corporation. Board member of the Minnesota Wild Foundation.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Allspring Core Bond Fund  |  63

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

64  |  Allspring Core Bond Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-12142022-aknejlag 01-23
SA287/SAR287 11-22

Semi-Annual Report
November 30, 2022
Allspring Real Return Fund

The views expressed and any forward-looking statements are as of November 30, 2022, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Real Return Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Real Return Fund for the six-month period that ended November 30, 2022. Globally, stocks and bonds experienced heightened volatility and generally negative returns through the challenging period.  Non-U.S. securities fared the worst as the global economy faced multiple challenges and the strength of the U.S. dollar eroded already-poor returns of non-U.S.-dollar-denominated assets.
Earlier tailwinds provided by global stimulus programs, vaccination rollouts, and recovering consumer and corporate sentiment were wiped away by the highest rate of inflation in four decades, the impact of ongoing aggressive central bank rate hikes and the prospect of more, plus the global reverberations of the Russia-Ukraine war. The already-significant global supply-chain disruptions were compounded by China’s COVID-19 lockdowns.
For the six-month period, both stocks and bonds registered major losses, with even U.S. bonds suffering deep losses and other assets faring worse. For the period, U.S. stocks, based on the S&P 500 Index,1 lost 0.40%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -5.18%, while the MSCI EM Index (Net) (USD)3 declined 8.15%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned -4.06%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 returned -8.22%, the Bloomberg Municipal Bond Index6 declined 1.43%, and the ICE BofA U.S. High Yield Index7 fell 2.97%.
Rising inflation and economic fallout from the Russia-Ukraine war drove markets.
In June, stocks posted further losses en route to their worst first half of a year in 50 years. Bonds didn’t fare much better. Driving the losses were the familiar factors: rising global inflation and fears of recession as central banks increased rates to try to curb soaring inflation. The Federal Reserve (Fed) raised its short-term rate by another 0.75% in June. Meanwhile, the U.S. unemployment rate held firm at 3.6% and the housing market remained only marginally affected by sharply higher mortgage rates.
“In June, stocks posted further losses en route to their worst first half of a year in 50 years. Bonds didn’t fare much better. Driving the losses were the familiar factors: rising global inflation and fears of recession as central banks increased rates to try to curb soaring inflation.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring Real Return Fund

Letter to shareholders (unaudited)
Markets rebounded in July, led by U.S. stocks. While evidence began to point to an economic slowdown after two consecutive quarters of declining gross domestic product (economic contraction),  the U.S. labor market remained surprisingly strong: July nonfarm payrolls grew by more than 500,000 and U.S. unemployment dipped to 3.5%. Meanwhile, crude oil and retail gasoline prices, major contributors to recent overall inflation, fell substantially from earlier highs. And while U.S. home prices rose, sales fell as houses became less affordable with mortgage rates at a 13-year high. The Fed raised the federal funds rate another 0.75% in July—to a range of 2.25% to 2.50%—and forecasts pointed to further rate hikes.
August was yet another broadly challenging month for financial markets, with more red ink flowing. High inflation persisted, cresting 9% in the eurozone on an annual basis and remaining above 8% in the U.S. despite the Fed’s aggressive monetary policy and a major drop in global crude oil and gasoline prices from their June peak. One positive note was the resilience of the U.S. job market. However, the Fed’s job was clearly not complete. One longer-term bright spot was the U.S. Congress’s passage of the Inflation Reduction Act. Its primary stated goals include: to reduce inflation (though not immediately) by curbing the deficit, capping health care spending by seniors, and investing in domestic sources of clean energy.
The market misery continued in September. There was nowhere to hide as all asset classes suffered major losses at the hands of persistent inflation. Central banks kept up their battle against rapidly rising prices with more rate hikes. The strength of the U.S. dollar made things even more difficult for investors holding assets in other currencies. U.S. mortgage rates jumped to near 7% on 30-year fixed-rate mortgages; the decreased housing affordability began to cool demand somewhat. The U.K. experienced a sharp sell-off of government bonds and the British pound in September as investors panicked in response to a new government budget that was seen as financially unsound. The market meltdown forced the Bank of England to step in and buy long-dated government bonds.
Equities had a reprieve in October after two months of sharp declines. Value stocks and small caps fared best. Globally, developed markets outpaced emerging market equities, which were hurt by weakness among Chinese stocks. Central banks continued to try to curtail high inflation with aggressive interest rate hikes. Geopolitical risks persisted, including the ongoing Russia-Ukraine war and economic, financial market, and political turmoil in the U.K., which led to a second prime ministerial change in six weeks, as Rishi Sunak replaced Liz Truss in late October. Concerns over Europe’s energy crisis eased, for now, thanks to unseasonably warm weather and plentiful gas on hand. The U.S. labor market continued its resilience against rising prices, as unemployment stood at 3.7%, near a record low.
Stocks and bonds rallied in November, with emerging market equities gaining nearly 15% and developed market equities returning 7%. The S&P 500 Index rose 5.6% in November. Bonds also had positive monthly returns. Economic news was encouraging, driven by U.S. labor market strength. Although central banks kept raising rates, expectations grew regarding an impending easing in the pace of rate hikes and a possible end to central bank monetary tightening in 2023. Although inflation remained at record highs in the eurozone, with a 10.6% annual increase in October, Germany’s producer prices decreased 4.2% annually, signaling a possible decline in inflationary pressures. Meanwhile, U.S. inflation continued to moderate, with a 7.1% annual price rise in November and a monthly price increase of just 0.1%. China’s economic data remained weak, reflecting its zero-COVID-19 policy.

Allspring Real Return Fund  |  3

Letter to shareholders (unaudited)
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

4  |  Allspring Real Return Fund

This page is intentionally left blank.

Performance highlights (unaudited)
Investment objective	The Fund seeks returns that exceed the rate of inflation over the long-term.
Manager	Allspring Funds Management, LLC
Subadviser for the affiliated master portfolio*
Allspring Global Investments, LLC
Portfolio managers	Kandarp R. Acharya, CFA®‡, FRM, Petros N. Bocray, CFA®‡, FRM, Michael Bradshaw, CFA®‡, Travis L. Keshemberg, CFA®‡, CIPM, FRM, Garth B. Newport, CFA®‡, Michael Schueller, CFA®‡, Michal Stanczyk

Average annual total returns (%) as of November 30, 2022
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (IPBAX)	2-28-2003	-11.71	1.62	0.80	-7.55	2.56	1.26	1.07	0.78
Class C (IPBCX)	2-28-2003	-9.11	1.80	0.65	-8.11	1.80	0.65	1.82	1.53
Class R6 (IPBJX)[3]	10-31-2016	–	–	–	-7.12	2.97	1.61	0.69	0.40
Administrator Class (IPBIX)	2-28-2003	–	–	–	-7.36	2.74	1.48	1.01	0.60
Institutional Class (IPBNX)[4]	10-31-2016	–	–	–	-7.17	2.90	1.57	0.74	0.45
Bloomberg U.S. TIPS Index[5]	–	–	–	–	-10.66	2.50	1.15	–	–
CPI [6]	–	–	–	–	7.11	3.83	2.60	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through September 30, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.78% for Class A, 1.53% for Class C, 0.40% for Class R6, 0.60% for Administrator Class, and 0.45% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolio invests, and extraordinary expenses are excluded from the expense caps. Net expenses from the affiliated master portfolio are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Administrator Class shares, and is not adjusted to reflect the Class R6 expenses. If these expenses had been included, returns for the Class R6 shares would be higher.
[4]	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns for the Institutional Class shares would be higher.
[5]	The Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index is an index of inflation-indexed-linked U.S. Treasury securities. You cannot invest directly in an index.
[6]	The Consumer Price Index (CPI) for All Urban Consumers in U.S. All Items is published monthly by the U.S. government as an indicator of changes in price levels (or inflation) paid by urban consumers for a representative basket of goods and services. You cannot invest directly in an index.

*	The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single affiliated master portfolio of the Allspring Master Trust with a substantially identical investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.
‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Allspring Real Return Fund

Performance highlights (unaudited)
Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. Loans are subject to risks similar to those associated with other below-investment-grade bond investments, such as credit risk (for example, risk of issuer default), below-investment-grade bond risk (for example, risk of greater volatility in value), and risk that the loan may become illiquid or difficult to price. The use of derivatives may reduce returns and/or increase volatility. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. This fund is exposed to mortgage- and asset-backed securities risk and small-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Allspring Real Return Fund  |  7

Performance highlights (unaudited)
Ten largest holdings (%) as of November 30, 2022[1]
TIPS, 0.13%, 1-15-2032	2.77
TIPS, 0.13%, 4-15-2026	2.73
TIPS, 0.25%, 1-15-2025	2.30
TIPS, 0.13%, 4-15-2027	2.27
TIPS, 0.63%, 7-15-2032	2.26
TIPS, 0.63%, 1-15-2026	2.19
TIPS, 0.13%, 1-15-2031	2.05
TIPS, 0.13%, 1-15-2030	2.03
TIPS, 1.63%, 10-15-2027	1.91
TIPS, 0.13%, 10-15-2024	1.90
[1]	Each holding represents the Fund’s allocable portion of the affiliated master portfolio security. Figures represent each holding as a percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Portfolio allocation as of November 30, 2022[1]
[1]	Figures represent the portfolio allocation of the affiliated master portfolio as a percentage of the long-term investments of the affiliated master portfolio. Allocations are subject to change and may have changed since the date specified.

8  |  Allspring Real Return Fund

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2022 to November 30, 2022.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 6-1-2022	Ending account value 11-30-2022	Expenses paid during the period[1,2]	Annualized net expense ratio[2]
Class A
Actual	$1,000.00	$ 963.16	$3.84	0.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.16	$3.95	0.78%
Class C
Actual	$1,000.00	$ 959.84	$7.52	1.53%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.40	$7.74	1.53%
Class R6
Actual	$1,000.00	$ 965.44	$1.97	0.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.06	$2.03	0.40%
Administrator Class
Actual	$1,000.00	$ 964.18	$2.95	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.06	$3.04	0.60%
Institutional Class
Actual	$1,000.00	$ 965.19	$2.22	0.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	$2.28	0.45%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 183 divided by 365 (to reflect the one-half-year period).
2 Amounts reflect net expenses allocated from the affiliated Master Portfolio in which the Fund invests.

Allspring Real Return Fund  |  9

Portfolio of investments—November 30, 2022 (unaudited)

		Value
Investment companies: 100.42%
Affiliated master portfolio: 100.42%
Allspring Real Return Portfolio		$78,762,415
Total Investment companies (Cost $82,876,564)		78,762,415
Total investments in securities (Cost $82,876,564)	100.42%	78,762,415
Other assets and liabilities, net	(0.42)	(333,167)
Total net assets	100.00%	$78,429,248
Transactions with the affiliated Master Portfolio were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Interest allocated from affiliated Master Portfolio	Dividends allocated from affiliated Master Portfolio	Affiliated income allocated from affiliated Master Portfolio	Value, end of period
Allspring Real Return Portfolio	40.08%	36.14%	$190,705	$(5,708,871)	$2,277,994	$163,261	$8,250	$78,762,415
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Real Return Fund

Statement of assets and liabilities—November 30, 2022 (unaudited)

Assets
Investments in affiliated Master Portfolio, at value (cost $82,876,564)	$ 78,762,415
Receivable for Fund shares sold	120,656
Receivable from manager	21,961
Prepaid expenses and other assets	48,389
Total assets	78,953,421
Liabilities
Payable for Fund shares redeemed	473,008
Administration fees payable	6,033
Trustees’ fees and expenses payable	1,104
Distribution fee payable	960
Accrued expenses and other liabilities	43,068
Total liabilities	524,173
Total net assets	$78,429,248
Net assets consist of
Paid-in capital	$ 83,053,698
Total distributable loss	(4,624,450)
Total net assets	$78,429,248
Computation of net asset value and offering price per share
Net assets – Class A	$ 15,501,484
Shares outstanding – Class A1	1,600,652
Net asset value per share – Class A	$9.68
Maximum offering price per share – Class A2	$10.14
Net assets – Class C	$ 1,583,975
Shares outstanding – Class C1	166,766
Net asset value per share – Class C	$9.50
Net assets – Class R6	$ 11,244,064
Shares outstanding – Class R6[1]	1,147,301
Net asset value per share – Class R6	$9.80
Net assets – Administrator Class	$ 14,459,424
Shares outstanding – Administrator Class[1]	1,462,915
Net asset value per share – Administrator Class	$9.88
Net assets – Institutional Class	$ 35,640,301
Shares outstanding – Institutional Class[1]	3,637,485
Net asset value per share – Institutional Class	$9.80
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Allspring Real Return Fund  |  11

Statement of operations—six months ended November 30, 2022 (unaudited)

Investment income
Interest allocated from affiliated Master Portfolio	$ 2,277,994
Dividends allocated from affiliated Master Portfolio (net of foreign withholding taxes of $2,099)	163,261
Affiliated income allocated from affiliated Master Portfolio	8,250
Expenses allocated from affiliated Master Portfolio	(212,341)
Waivers allocated from affiliated Master Portfolio	48,493
Total investment income	2,285,657
Expenses
Management fee	21,033
Administration fees
Class A	13,355
Class C	1,303
Class R6	1,902
Administrator Class	7,388
Institutional Class	15,343
Shareholder servicing fees
Class A	20,867
Class C	2,036
Administrator Class	17,855
Distribution fee
Class C	6,107
Custody and accounting fees	1,792
Professional fees	25,801
Registration fees	37,352
Shareholder report expenses	21,822
Trustees’ fees and expenses	10,873
Other fees and expenses	4,130
Total expenses	208,959
Less: Fee waivers and/or expense reimbursements
Fund-level	(123,057)
Class A	(174)
Administrator Class	(16,209)
Net expenses	69,519
Net investment income	2,216,138
Realized and unrealized gains (losses) on investments
Net realized gains on securities transactions allocated from affiliated Master Portfolio	190,705
Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio	(5,708,871)
Net realized and unrealized gains (losses) on investments	(5,518,166)
Net decrease in net assets resulting from operations	$(3,302,028)
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Real Return Fund

Statement of changes in net assets

	Six months ended November 30, 2022 (unaudited)		Year ended May 31, 2022
Operations
Net investment income		$ 2,216,138		$ 4,090,448
Net realized gains on investments		190,705		935,582
Net change in unrealized gains (losses) on investments		(5,708,871)		(6,398,528)
Net decrease in net assets resulting from operations		(3,302,028)		(1,372,498)
Distributions to shareholders from
Net investment income and net realized gains
Class A		(493,854)		(836,596)
Class C		(42,822)		(65,210)
Class R6		(409,748)		(755,640)
Administrator Class		(436,391)		(640,606)
Institutional Class		(1,184,817)		(1,520,901)
Total distributions to shareholders		(2,567,632)		(3,818,953)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	91,448	905,025	791,258	8,668,328
Class C	7,973	78,794	91,579	986,457
Class R6	144,032	1,454,370	486,424	5,304,807
Administrator Class	134,918	1,382,051	894,909	9,920,837
Institutional Class	776,759	7,697,826	4,023,778	44,177,808
		11,518,066		69,058,237
Reinvestment of distributions
Class A	42,443	418,563	63,937	691,464
Class C	4,381	42,432	6,087	64,531
Class R6	40,966	409,748	60,586	663,004
Administrator Class	41,623	418,493	55,532	610,960
Institutional Class	118,828	1,184,803	139,813	1,520,105
		2,474,039		3,550,064
Payment for shares redeemed
Class A	(244,370)	(2,383,323)	(408,579)	(4,414,389)
Class C	(13,790)	(131,689)	(40,714)	(429,356)
Class R6	(401,648)	(4,038,065)	(2,460,305)	(27,125,717)
Administrator Class	(160,338)	(1,582,869)	(691,012)	(7,672,910)
Institutional Class	(1,441,361)	(14,323,576)	(956,389)	(10,220,364)
		(22,459,522)		(49,862,736)
Net increase (decrease) in net assets resulting from capital share transactions		(8,467,417)		22,745,565
Total increase (decrease) in net assets		(14,337,077)		17,554,114
Net assets
Beginning of period		92,766,325		75,212,211
End of period		$ 78,429,248		$ 92,766,325
The accompanying notes are an integral part of these financial statements.

Allspring Real Return Fund  |  13

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31
Class A	Six months ended November 30, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$10.35	$10.93	$10.22	$9.89	$9.87	$9.96
Net investment income	0.25 [1]	0.56 [1]	0.22	0.12	0.15	0.21
Net realized and unrealized gains (losses) on investments	(0.63)	(0.60)	0.70	0.42	0.09	(0.09)
Total from investment operations	(0.38)	(0.04)	0.92	0.54	0.24	0.12
Distributions to shareholders from
Net investment income	(0.29)	(0.54)	(0.21)	(0.21)	(0.19)	(0.21)
Net realized gains	0.00	0.00	0.00	0.00	(0.03)	0.00
Total distributions to shareholders	(0.29)	(0.54)	(0.21)	(0.21)	(0.22)	(0.21)
Net asset value, end of period	$9.68	$10.35	$10.93	$10.22	$9.89	$9.87
Total return[2]	(3.68)%	(0.52)%	9.10%	5.48%	2.56%	1.25%
Ratios to average net assets (annualized)*
Gross expenses	1.09%	1.07%	1.29%	1.43%	1.16%	1.04%
Net expenses	0.78%	0.78%	0.78%	0.78%	0.77%	0.80%
Net investment income	5.01%	5.13%	2.09%	1.79%	1.95%	2.15%
Supplemental data
Portfolio turnover rate[3]	15%	31%	20%	24%	39%	29%
Net assets, end of period (000s omitted)	$15,501	$17,713	$13,825	$13,196	$17,716	$26,133

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2022 (unaudited)	0.39%
Year ended May 31, 2022	0.39%
Year ended May 31, 2021	0.39%
Year ended May 31, 2020	0.39%
Year ended May 31, 2019	0.39%
Year ended May 31, 2018	0.41%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Real Return Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31
Class C	Six months ended November 30, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$10.16	$10.74	$10.06	$9.73	$9.73	$9.82
Net investment income	0.20	0.47 [1]	0.12 [1]	0.11 [1]	0.10 [1]	0.03
Net realized and unrealized gains (losses) on investments	(0.61)	(0.59)	0.71	0.35	0.07	0.02
Total from investment operations	(0.41)	(0.12)	0.83	0.46	0.17	0.05
Distributions to shareholders from
Net investment income	(0.25)	(0.46)	(0.15)	(0.13)	(0.14)	(0.14)
Net realized gains	0.00	0.00	0.00	0.00	(0.03)	0.00
Total distributions to shareholders	(0.25)	(0.46)	(0.15)	(0.13)	(0.17)	(0.14)
Net asset value, end of period	$9.50	$10.16	$10.74	$10.06	$9.73	$9.73
Total return[2]	(4.02)%	(1.26)%	8.27%	4.77%	1.79%	0.53%
Ratios to average net assets (annualized)*
Gross expenses	1.84%	1.81%	2.06%	2.18%	1.91%	1.79%
Net expenses	1.53%	1.53%	1.53%	1.53%	1.52%	1.56%
Net investment income	4.23%	4.42%	1.17%	1.09%	1.08%	1.39%
Supplemental data
Portfolio turnover rate[3]	15%	31%	20%	24%	39%	29%
Net assets, end of period (000s omitted)	$1,584	$1,709	$1,195	$1,714	$2,553	$3,517

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2022 (unaudited)	0.39%
Year ended May 31, 2022	0.39%
Year ended May 31, 2021	0.39%
Year ended May 31, 2020	0.39%
Year ended May 31, 2019	0.39%
Year ended May 31, 2018	0.41%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.
The accompanying notes are an integral part of these financial statements.

Allspring Real Return Fund  |  15

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31
Class R6	Six months ended November 30, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$10.47	$11.05	$10.33	$9.99	$9.96	$10.05
Net investment income	0.29 [1]	0.63 [1]	0.29	0.22	0.23 [1]	0.22
Net realized and unrealized gains (losses) on investments	(0.65)	(0.63)	0.69	0.37	0.06	(0.06)
Total from investment operations	(0.36)	0.00	0.98	0.59	0.29	0.16
Distributions to shareholders from
Net investment income	(0.31)	(0.58)	(0.26)	(0.25)	(0.23)	(0.25)
Net realized gains	0.00	0.00	0.00	0.00	(0.03)	0.00
Total distributions to shareholders	(0.31)	(0.58)	(0.26)	(0.25)	(0.26)	(0.25)
Net asset value, end of period	$9.80	$10.47	$11.05	$10.33	$9.99	$9.96
Total return[2]	(3.46)%	(0.15)%	9.52%	5.94%	2.99%	1.63%
Ratios to average net assets (annualized)*
Gross expenses	0.71%	0.68%	0.85%	1.05%	0.82%	0.66%
Net expenses	0.40%	0.40%	0.40%	0.40%	0.39%	0.42%
Net investment income	5.73%	5.68%	2.70%	2.08%	2.34%	2.52%
Supplemental data
Portfolio turnover rate[3]	15%	31%	20%	24%	39%	29%
Net assets, end of period (000s omitted)	$11,244	$14,282	$36,202	$18,224	$14,358	$11,750

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2022 (unaudited)	0.39%
Year ended May 31, 2022	0.39%
Year ended May 31, 2021	0.39%
Year ended May 31, 2020	0.39%
Year ended May 31, 2019	0.39%
Year ended May 31, 2018	0.41%

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Real Return Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31
Administrator Class	Six months ended November 30, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$10.55	$11.12	$10.38	$10.03	$9.99	$10.06
Net investment income	0.26 [1]	0.60 [1]	0.25 [1]	0.20 [1]	0.21 [1]	0.24 [1]
Net realized and unrealized gains (losses) on investments	(0.64)	(0.63)	0.71	0.36	0.06	(0.09)
Total from investment operations	(0.38)	(0.03)	0.96	0.56	0.27	0.15
Distributions to shareholders from
Net investment income	(0.29)	(0.54)	(0.22)	(0.21)	(0.20)	(0.22)
Net realized gains	0.00	0.00	0.00	0.00	(0.03)	0.00
Total distributions to shareholders	(0.29)	(0.54)	(0.22)	(0.21)	(0.23)	(0.22)
Net asset value, end of period	$9.88	$10.55	$11.12	$10.38	$10.03	$9.99
Total return[2]	(3.58)%	(0.36)%	9.31%	5.67%	2.78%	1.50%
Ratios to average net assets (annualized)*
Gross expenses	1.02%	0.99%	1.23%	1.37%	1.10%	0.97%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.59%	0.60%
Net investment income	5.12%	5.42%	2.26%	1.92%	2.15%	2.39%
Supplemental data
Portfolio turnover rate[3]	15%	31%	20%	24%	39%	29%
Net assets, end of period (000s omitted)	$14,459	$15,267	$13,203	$13,544	$13,562	$23,331

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2022 (unaudited)	0.39%
Year ended May 31, 2022	0.39%
Year ended May 31, 2021	0.39%
Year ended May 31, 2020	0.39%
Year ended May 31, 2019	0.39%
Year ended May 31, 2018	0.41%

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.
The accompanying notes are an integral part of these financial statements.

Allspring Real Return Fund  |  17

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31
Institutional Class	Six months ended November 30, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$10.47	$11.05	$10.33	$9.99	$9.97	$10.06
Net investment income	0.27	0.63 [1]	0.26	0.21	0.22	0.24
Net realized and unrealized gains (losses) on investments	(0.63)	(0.64)	0.71	0.37	0.05	(0.08)
Total from investment operations	(0.36)	(0.01)	0.97	0.58	0.27	0.16
Distributions to shareholders from
Net investment income	(0.31)	(0.57)	(0.25)	(0.24)	(0.22)	(0.25)
Net realized gains	0.00	0.00	0.00	0.00	(0.03)	0.00
Total distributions to shareholders	(0.31)	(0.57)	(0.25)	(0.24)	(0.25)	(0.25)
Net asset value, end of period	$9.80	$10.47	$11.05	$10.33	$9.99	$9.97
Total return[2]	(3.48)%	(0.19)%	9.46%	5.88%	2.84%	1.57%
Ratios to average net assets (annualized)*
Gross expenses	0.76%	0.74%	0.95%	1.10%	0.84%	0.71%
Net expenses	0.45%	0.45%	0.45%	0.45%	0.44%	0.47%
Net investment income	5.33%	5.76%	2.37%	2.09%	2.20%	2.62%
Supplemental data
Portfolio turnover rate[3]	15%	31%	20%	24%	39%	29%
Net assets, end of period (000s omitted)	$35,640	$43,796	$10,787	$10,587	$11,094	$12,110

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2022 (unaudited)	0.39%
Year ended May 31, 2022	0.39%
Year ended May 31, 2021	0.39%
Year ended May 31, 2020	0.39%
Year ended May 31, 2019	0.39%
Year ended May 31, 2018	0.41%

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Real Return Fund

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Real Return Fund (the "Fund") which is a diversified series of the Trust.
The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single master portfolio with a substantially identical investment objective and substantially similar investment strategies. The Fund invests in Allspring Real Return Portfolio, a separate diversified portfolio (the “affiliated Master Portfolio”) of Allspring Master Trust, a registered open-end management investment company. As of November 30, 2022, the Fund owned 36.14% of Allspring Real Return Portfolio. The affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. The Fund accounts for its investment in the affiliated Master Portfolio as a partnership investment and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolio for the six months ended November 30, 2022 are included in this report and should be read in conjunction with the Fund’s financial statements.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which are also valued daily. Securities held in the affiliated Master Portfolio are valued as discussed in the Notes to Financial Statements of the affiliated Master Portfolio, which are included elsewhere in this report.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Investment transactions, income and expenses
Investments in the affiliated Master Portfolio are recorded on a trade date basis. The Fund records daily its proportionate share of the affiliated Master Portfolio’s income, expenses and realized and unrealized gains or losses. The Fund also accrues its own expenses.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Allspring Real Return Fund  |  19

Notes to financial statements (unaudited)
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of November 30, 2022, the aggregate cost of all investments for federal income tax purposes was $82,919,898 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 0
Gross unrealized losses	(4,157,483)
Net unrealized losses	$(4,157,483)
As of May 31, 2022, the Fund had capital loss carryforwards which consisted of $740,836 in short-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
At November 30, 2022, the Fund’s investment in the affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective and fair value of the affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective	Fair value of affiliated Master Portfolio
Allspring Real Return Portfolio	Seeks returns that exceed the rate inflation over the long-term	$78,762,415
The affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund and providing fund-level administrative services in connection with the Fund’s operations. As long as the Fund continues to invest substantially all of its assets in a single affiliated Master Portfolio, the Fund pays Allspring Funds Management an investment management fee only for fund-level administrative services at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.050%
Next $5 billion	0.040
Over $10 billion	0.030
For the six months ended November 30, 2022, the management fee was equivalent to an annual rate of 0.05% of the Fund’s average daily net assets.
Allspring Funds Management also serves as the adviser to the affiliated Master Portfolio and is entitled to receive a fee from the affiliated Master Portfolio for those services.

20  |  Allspring Real Return Fund

Notes to financial statements (unaudited)
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.16%
Class C	0.16
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Net expenses from the affiliated Master Portfolio are included in the expense caps. Allspring Funds Management has contractually committed through September 30, 2023 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. As of November 30, 2022, the contractual expense caps are as follows:
Expense ratio caps
Class A	0.78%
Class C	1.53
Class R6	0.40
Administrator Class	0.60
Institutional Class	0.45
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. Allspring Funds Distributor did not receive any front-end or contingent deferred sales charges from Class A or Class C shares for the six months ended November 30, 2022.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
5. INVESTMENT PORTFOLIO TRANSACTIONS
The Fund seeks to achieve its investment objective by investing substantially all of its assets in the affiliated Master Portfolio. Purchases and sales have been calculated by multiplying the Fund's ownership percentage of the affiliated Master Portfolio at

Allspring Real Return Fund  |  21

Notes to financial statements (unaudited)
the end of the period by the affiliated Master Portfolio's purchases and sales. Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2022 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$7,180,216	$4,795,768	$5,508,631	$6,145,520
6. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee equal based on the unused balance is allocated to each participating fund.
For the six months ended November 30, 2022, there were no borrowings by the Fund under the agreement.
7. MARKET RISKS
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.
8. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

22  |  Allspring Real Return Fund

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Common stocks: 13.63%
Consumer staples: 3.56%
Beverages: 0.60%
PepsiCo Incorporated	7,102	$ 1,317,492
Food & staples retailing: 1.20%
Costco Wholesale Corporation	1,900	1,024,575
Sysco Corporation	5,485	474,507
Walmart Incorporated	7,370	1,123,335
		2,622,417
Food products: 0.44%
Mondelez International Incorporated Class A	9,456	639,320
Nomad Foods Limited †	18,625	325,751
		965,071
Household products: 1.14%
Church & Dwight Company Incorporated	7,031	575,628
The Clorox Company	1,494	222,083
The Procter & Gamble Company	11,229	1,674,918
		2,472,629
Personal products: 0.09%
The Estee Lauder Companies Incorporated Class A	832	196,177
Tobacco: 0.09%
Philip Morris International Incorporated	1,851	184,489
Energy: 1.65%
Oil, gas & consumable fuels: 1.65%
Chevron Corporation	11,015	2,019,160
EOG Resources Incorporated	2,942	417,558
Phillips 66	10,575	1,146,753
		3,583,471
Materials: 3.05%
Chemicals: 1.25%
Ashland Global Holdings Incorporated	3,310	370,290
Ecolab Incorporated	2,032	304,455
Linde plc	3,417	1,149,752
Olin Corporation	3,371	192,080
The Sherwin-Williams Company	1,085	270,360
Westlake Chemical Corporation	4,005	431,138
		2,718,075
Construction materials: 0.15%
Martin Marietta Materials Incorporated	897	328,733
Containers & packaging: 0.12%
Crown Holdings Incorporated	3,249	267,100
Metals & mining: 1.53%
Agnico-Eagle Mines Limited	2,489	125,361
Agnico-Eagle Mines Limited-U.S. Exchange Traded Shares «	2,700	135,999
Alamos Gold Incorporated Class A	11,000	106,635
The accompanying notes are an integral part of these financial statements.

Allspring Real Return Portfolio  |  23

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Metals & mining (continued)
AngloGold Ashanti Limited ADR	2,900	$ 53,157
Artemis Gold Incorporated †	4,000	13,827
B2Gold Corporation	30,500	106,341
Barrick Gold Corporation	10,356	169,010
Dundee Precious Metals Incorporated	8,800	41,542
Endeavour Mining plc	7,480	158,759
Evolution Mining Limited	10,000	18,638
Franco-Nevada Corporation	1,400	204,502
Gold Fields Limited ADR «	11,000	122,650
Kinross Gold Corporation	25,500	105,401
Lundin Gold Incorporated	12,000	118,381
MAG Silver Corporation †	5,800	91,151
Newcrest Mining Limited	9,000	122,555
Newmont Corporation	3,790	179,911
Northern Star Resources Limited	15,000	109,826
Pan American Silver Corporation «	2,500	40,975
Royal Gold Incorporated	2,895	325,195
SilverCrest Metals Incorporated †	13,000	86,303
SSR Mining Incorporated	5,750	87,170
SSR Mining Incorporated-U.S. Exchange Traded Shares	1,272	19,272
Steel Dynamics Incorporated	5,038	523,599
Torex Gold Resources Incorporated †	6,400	59,235
Triple Flag Precious Metals Corporation «	2,000	25,425
Wheaton Precious Metals Corporation	4,400	171,728
Yamana Gold Incorporated	3,000	16,348
		3,338,896
Real estate: 5.37%
Equity REITs: 5.37%
Alexandria Real Estate Equities Incorporated	2,887	449,246
American Homes 4 Rent Class A	13,098	433,151
American Tower Corporation	5,657	1,251,611
Apartment Income REIT Corporation	9,104	346,407
Camden Property Trust	3,230	388,666
Equinix Incorporated	1,908	1,317,760
Federal Realty Investment Trust	2,735	303,859
Four Corners Property Trust Incorporated	18,070	490,420
Gaming and Leisure Properties Incorporated	7,228	380,265
Invitation Homes Incorporated	14,353	468,338
Life Storage Incorporated	5,329	572,814
Mid-America Apartment Communities Incorporated	2,502	412,530
Prologis Incorporated	10,721	1,262,827
SBA Communications Corporation	2,923	874,854
Simon Property Group Incorporated	2,459	293,703
Sun Communities Incorporated	5,523	811,329
Terreno Realty Corporation	8,141	477,388
VICI Properties Incorporated	17,664	604,109
Welltower Incorporated	7,982	566,961
		11,706,238
Total Common stocks (Cost $19,736,561)		29,700,788

The accompanying notes are an integral part of these financial statements.

24  |  Allspring Real Return Portfolio

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 13.57%
Communication services: 0.81%
Entertainment: 0.24%
Live Nation Entertainment Incorporated 144A	4.88%	11-1-2024	$190,000	$ 187,030
Live Nation Entertainment Incorporated 144A	6.50	5-15-2027	335,000	335,634
				522,664
Media: 0.57%
Cinemark USA Incorporated 144A	8.75	5-1-2025	420,000	428,411
DISH DBS Corporation	5.00	3-15-2023	200,000	198,475
Gray Television Incorporated 144A	5.88	7-15-2026	460,000	423,718
Townsquare Media Incorporated 144A	6.88	2-1-2026	215,000	199,457
				1,250,061
Consumer discretionary: 2.16%
Auto components: 0.22%
Clarios Global LP 144A	6.25	5-15-2026	201,000	199,117
Clarios Global LP 144A	6.75	5-15-2025	282,000	281,820
				480,937
Hotels, restaurants & leisure: 1.22%
Carnival Corporation 144A	10.50	2-1-2026	285,000	288,449
CCM Merger Incorporated 144A	6.38	5-1-2026	145,000	134,231
Cedar Fair LP 144A	5.50	5-1-2025	375,000	373,808
Hilton Domestic Operating Company Incorporated 144A	5.38	5-1-2025	280,000	278,211
Las Vegas Sands Corporation	3.20	8-8-2024	550,000	525,560
MGM Resorts International	6.75	5-1-2025	195,000	194,070
Royal Caribbean Cruises Limited 144A	11.50	6-1-2025	221,000	237,023
SeaWorld Parks & Entertainment Incorporated 144A	8.75	5-1-2025	250,000	255,618
Six Flags Entertainment Company 144A«	7.00	7-1-2025	380,000	380,941
				2,667,911
Household durables: 0.09%
Newell Brands Incorporated	4.45	4-1-2026	195,000	183,955
Internet & direct marketing retail: 0.19%
QVC Incorporated	4.85	4-1-2024	430,000	409,405
Specialty retail: 0.20%
Bath & Body Works Incorporated 144A	9.38	7-1-2025	294,000	308,257
Penske Automotive Group Incorporated	3.50	9-1-2025	140,000	131,088
				439,345
Textiles, apparel & luxury goods: 0.24%
G-III Apparel Group Limited 144A	7.88	8-15-2025	435,000	421,406
Michael Kors USA Incorporated 144A	4.25	11-1-2024	110,000	103,538
				524,944
The accompanying notes are an integral part of these financial statements.

Allspring Real Return Portfolio  |  25

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer staples: 0.34%
Food products: 0.34%
Performance Food Group Incorporated 144A	6.88%	5-1-2025	$355,000	$ 355,000
US Foods Incorporated 144A	6.25	4-15-2025	370,000	373,456
				728,456
Energy: 2.55%
Energy equipment & services: 0.34%
Oceaneering International Incorporated	4.65	11-15-2024	650,000	629,922
USA Compression Partners LP	6.88	4-1-2026	115,000	110,113
				740,035
Oil, gas & consumable fuels: 2.21%
Antero Midstream Company 144A	7.88	5-15-2026	105,000	107,123
Antero Resources Corporation 144A	8.38	7-15-2026	390,000	410,264
Buckeye Partners LP 144A	4.13	3-1-2025	35,000	33,608
Crestwood Midstream Partners LP	5.75	4-1-2025	605,000	589,800
DCP Midstream Operating LP	5.38	7-15-2025	455,000	449,348
EnLink Midstream Partners LP	4.15	6-1-2025	232,000	221,363
Enviva Partners LP 144A	6.50	1-15-2026	680,000	648,313
EQM Midsteram Partners LP	4.00	8-1-2024	65,000	62,075
EQT Corporation	6.13	2-1-2025	405,000	406,170
Murphy Oil Corporation	5.75	8-15-2025	200,000	199,111
Range Resources Corporation	4.88	5-15-2025	225,000	218,034
Range Resources Corporation	8.25	1-15-2029	90,000	93,894
Rockies Express Pipeline LLC 144A	3.60	5-15-2025	529,000	494,615
Southwestern Energy Company	5.70	1-23-2025	32,000	31,680
Southwestern Energy Company	7.75	10-1-2027	110,000	113,168
Tallgrass Energy Partners LP 144A	7.50	10-1-2025	360,000	364,500
Western Gas Partners LP	4.65	7-1-2026	385,000	374,426
				4,817,492
Financials: 2.63%
Consumer finance: 1.02%
Ford Motor Credit Company LLC	5.58	3-18-2024	400,000	395,500
LFS TopCo LLC 144A	5.88	10-15-2026	215,000	172,004
Navient Corporation	5.88	10-25-2024	590,000	573,237
Navient Corporation	7.25	9-25-2023	87,000	87,008
OneMain Finance Corporation	3.50	1-15-2027	120,000	98,357
OneMain Finance Corporation	6.13	3-15-2024	475,000	463,268
PRA Group Incorporated 144A	7.38	9-1-2025	290,000	281,557
Rocket Mortgage LLC 144A	2.88	10-15-2026	165,000	140,705
				2,211,636
Diversified financial services: 0.49%
Hat Holdings LLC 144A	3.38	6-15-2026	245,000	213,103
Hat Holdings LLC 144A	6.00	4-15-2025	270,000	260,850
United Wholesale Mortgage LLC 144A	5.50	11-15-2025	650,000	602,316
				1,076,269
Insurance: 0.25%
Tri Pointe Homes Incorporated	5.88	6-15-2024	535,000	534,119
The accompanying notes are an integral part of these financial statements.

26  |  Allspring Real Return Portfolio

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Mortgage REITs: 0.33%
Starwood Property Trust Incorporated 144A	3.75%	12-31-2024	$110,000	$ 103,950
Starwood Property Trust Incorporated	4.75	3-15-2025	495,000	473,770
Starwood Property Trust Incorporated 144A	5.50	11-1-2023	150,000	149,486
				727,206
Thrifts & mortgage finance: 0.54%
Enact Holdings Incorporated 144A	6.50	8-15-2025	750,000	729,173
Ladder Capital Finance Holdings LP 144A	5.25	10-1-2025	475,000	451,374
				1,180,547
Health care: 0.38%
Health care providers & services: 0.27%
Tenet Healthcare Corporation	4.63	7-15-2024	235,000	229,946
Tenet Healthcare Corporation 144A	4.88	1-1-2026	375,000	355,868
				585,814
Health care technology: 0.11%
IQVIA Incorporated 144A	5.00	10-15-2026	250,000	240,625
Industrials: 2.23%
Aerospace & defense: 0.31%
TransDigm Group Incorporated 144A	6.25	3-15-2026	305,000	303,518
TransDigm Group Incorporated 144A	8.00	12-15-2025	364,000	370,370
				673,888
Airlines: 0.63%
American Airlines Group Incorporated 144A	5.50	4-20-2026	170,000	164,869
Hawaiian Airlines Incorporated	3.90	7-15-2027	181,052	151,819
Hawaiian Brand Intellectual Property Limited 144A	5.75	1-20-2026	340,000	322,232
Mileage Plus Holdings LLC 144A	6.50	6-20-2027	180,500	179,596
Spirit Loyalty Cayman Limited 144A	8.00	9-20-2025	545,000	551,104
				1,369,620
Commercial services & supplies: 0.62%
Allied Universal Holdco LLC 144A	6.63	7-15-2026	205,000	194,750
Aramark Services Incorporated 144A	6.38	5-1-2025	590,000	588,832
CoreCivic Incorporated	8.25	4-15-2026	335,000	342,219
Stericycle Incorporated 144A	5.38	7-15-2024	215,000	212,506
				1,338,307
Diversified consumer services: 0.11%
Prime Security Services Borrower LLC 144A	5.75	4-15-2026	245,000	242,550
Machinery: 0.10%
Stevens Holding Company Incorporated 144A	6.13	10-1-2026	215,000	216,808
Road & rail: 0.24%
Uber Technologies Incorporated 144A	7.50	5-15-2025	525,000	528,181
Trading companies & distributors: 0.22%
Fortress Transportation & Infrastructure Investors LLC 144A	6.50	10-1-2025	505,000	485,027
The accompanying notes are an integral part of these financial statements.

Allspring Real Return Portfolio  |  27

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Information technology: 0.74%
Electronic equipment, instruments & components: 0.27%
Wesco Distribution Incorporated 144A	7.13%	6-15-2025	$575,000	$ 582,188
IT services: 0.30%
Block Incorporated	2.75	6-1-2026	85,000	75,965
Sabre GLBL Incorporated 144A	7.38	9-1-2025	55,000	52,388
Sabre GLBL Incorporated 144A	9.25	4-15-2025	530,000	528,675
				657,028
Software: 0.17%
NCR Corporation 144A	5.75	9-1-2027	98,000	95,305
NortonLifeLock Incorporated 144A	5.00	4-15-2025	285,000	276,450
				371,755
Materials: 0.69%
Chemicals: 0.30%
Avient Corporation 144A	5.75	5-15-2025	50,000	48,749
Celanese US Holding LLC	6.05	3-15-2025	615,000	611,911
				660,660
Containers & packaging: 0.16%
Sealed Air Corporation 144A	5.13	12-1-2024	50,000	49,925
Sealed Air Corporation 144A	5.50	9-15-2025	300,000	297,588
				347,513
Metals & mining: 0.09%
Cleveland-Cliffs Incorporated 144A	6.75	3-15-2026	195,000	195,488
Paper & forest products: 0.14%
Clearwater Paper Corporation 144A	5.38	2-1-2025	315,000	305,804
Real estate: 0.09%
Equity REITs: 0.09%
Service Properties Trust Company	7.50	9-15-2025	210,000	203,175
Utilities: 0.95%
Electric utilities: 0.34%
NextEra Energy Operating Partners LP 144A	4.25	7-15-2024	755,000	729,551
Independent power & renewable electricity producers: 0.61%
NSG Holdings LLC 144A	7.75	12-15-2025	554,386	539,351
Vistra Operations Company LLC 144A	5.63	2-15-2027	825,000	798,149
				1,337,500
Total Corporate bonds and notes (Cost $30,927,630)				29,566,464
Loans: 1.36%
Communication services: 0.10%
Entertainment: 0.06%
Live Nation Entertainment Incorporated (1 Month LIBOR +1.75%) ±	5.75	10-17-2026	122,125	119,469
The accompanying notes are an integral part of these financial statements.

28  |  Allspring Real Return Portfolio

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Media: 0.04%
Gray Television Incorporated (1 Month LIBOR +2.50%) ±	6.27%	2-7-2024	$69,582	$ 69,408
Hubbard Radio LLC (3 Month LIBOR +4.25%) ±	8.32	3-28-2025	26,302	23,047
				92,455
Consumer discretionary: 0.33%
Auto components: 0.05%
Clarios Global LP (1 Month LIBOR +3.25%) ±	7.32	4-30-2026	118,779	116,726
Hotels, restaurants & leisure: 0.11%
Carnival Corporation (1 Month LIBOR +3.00%) ±	5.88	6-30-2025	78,422	75,309
Wyndham Hotels & Resorts Incorporated (3 Month LIBOR +1.75%) ±	5.82	5-30-2025	157,300	156,485
				231,794
Leisure products: 0.17%
SeaWorld Parks & Entertainment Incorporated (1 Month LIBOR +3.00%) ±	7.13	8-25-2028	370,283	362,648
Energy: 0.08%
Oil, gas & consumable fuels: 0.08%
GIP II Blue Holdings LP (1 Month LIBOR +4.50%) ±	8.17	9-29-2028	173,605	172,013
Financials: 0.24%
Diversified financial services: 0.19%
Resolute Investment Managers Incorporated (1 Month LIBOR +4.25%) ‡±	7.92	4-30-2024	93,341	77,706
Russell Investments US Institutional Holdco Incorporated (1 Month LIBOR +3.50%) ±	7.57	5-30-2025	361,938	339,316
				417,022
Mortgage REITs: 0.05%
Claros Mortgage Trust Incorporated (U.S. SOFR 1 Month +4.50%) ‡±	8.40	8-9-2026	119,100	117,165
Industrials: 0.41%
Airlines: 0.36%
American Airlines Incorporated (3 Month LIBOR +2.00%) ±	5.80	12-15-2023	150,000	149,147
Mileage Plus Holdings LLC (1 Month LIBOR +5.25%) ±	8.78	6-21-2027	403,750	414,853
SkyMiles IP Limited (3 Month LIBOR +3.75%) ±	7.99	10-20-2027	215,000	217,849
				781,849
Machinery: 0.00%
Vertical US Newco Incorporated (6 Month LIBOR +3.50%) ±	6.87	7-30-2027	855	819
Road & rail: 0.05%
Uber Technologies Incorporated (1 Month LIBOR +3.50%) ±	8.23	4-4-2025	117,846	117,552
The accompanying notes are an integral part of these financial statements.

Allspring Real Return Portfolio  |  29

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Information technology: 0.06%
Software: 0.06%
SS&C Technologies Incorporated Term Loan B3 (1 Month LIBOR +1.75%) ±	5.82%	4-16-2025	$67,248	$ 65,959
SS&C Technologies Incorporated Term Loan B4 (1 Month LIBOR +1.75%) ±	5.82	4-16-2025	56,185	55,108
				121,067
Utilities: 0.14%
Electric utilities: 0.14%
ExGen Renewables IV LLC (1 Month LIBOR +2.50%) ±	7.24	12-15-2027	306,706	303,575
Total Loans (Cost $3,029,658)				2,954,154
U.S. Treasury securities: 68.17%
TIPS	0.13	7-15-2024	2,849,795	2,765,915
TIPS	0.13	10-15-2024	4,280,049	4,139,025
TIPS	0.13	4-15-2025	4,297,260	4,119,327
TIPS	0.13	10-15-2025	2,264,764	2,170,988
TIPS	0.13	4-15-2026	6,280,880	5,954,814
TIPS	0.13	7-15-2026	4,203,519	3,997,736
TIPS	0.13	10-15-2026	3,258,330	3,092,391
TIPS	0.13	4-15-2027	5,256,289	4,952,871
TIPS	0.13	1-15-2030	4,844,868	4,422,961
TIPS	0.13	7-15-2030	4,375,539	3,990,002
TIPS	0.13	1-15-2031	4,936,633	4,472,538
TIPS	0.13	7-15-2031	3,017,474	2,724,724
TIPS	0.13	1-15-2032	6,745,095	6,042,291
TIPS	0.13	2-15-2051	3,055,066	2,099,841
TIPS	0.13	2-15-2052	1,860,414	1,286,980
TIPS	0.25	1-15-2025	5,200,116	5,019,128
TIPS	0.25	7-15-2029	2,384,334	2,215,382
TIPS	0.25	2-15-2050	4,225,067	3,014,542
TIPS	0.38	7-15-2025	2,916,018	2,816,274
TIPS	0.38	1-15-2027	3,274,299	3,122,991
TIPS	0.38	7-15-2027	4,003,758	3,821,047
TIPS	0.50	4-15-2024	3,665,576	3,574,152
TIPS	0.50	1-15-2028	3,080,166	2,937,027
TIPS	0.63	1-15-2024	3,319,816	3,254,522
TIPS	0.63	1-15-2026	4,927,463	4,769,919
TIPS	0.63	7-15-2032	5,235,034	4,923,658
TIPS	0.63	2-15-2043	2,368,765	1,962,343
TIPS	0.75	7-15-2028	4,031,779	3,895,024
TIPS	0.75	2-15-2042	3,198,226	2,748,476
TIPS	0.75	2-15-2045	1,833,795	1,533,129
TIPS	0.88	1-15-2029	3,314,572	3,203,352
TIPS	0.88	2-15-2047	1,813,483	1,544,105
TIPS	1.00	2-15-2046	1,791,161	1,575,452
TIPS	1.00	2-15-2048	1,378,042	1,203,472
TIPS	1.00	2-15-2049	1,574,539	1,376,656
TIPS	1.38	2-15-2044	2,585,083	2,468,855
TIPS	1.63	10-15-2027	4,122,736	4,168,151
TIPS	1.75	1-15-2028	2,712,923	2,750,791
TIPS	2.00	1-15-2026	3,364,470	3,392,398
TIPS	2.13	2-15-2040	1,428,055	1,549,245
The accompanying notes are an integral part of these financial statements.

30  |  Allspring Real Return Portfolio

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
TIPS	2.13%	2-15-2041	$1,822,811	$ 1,972,517
TIPS	2.38	1-15-2025	3,463,878	3,492,248
TIPS	2.38	1-15-2027	2,494,515	2,575,416
TIPS	2.50	1-15-2029	2,612,604	2,765,958
TIPS	2.75	8-15-2032	1,045,000	967,931
TIPS	3.38	4-15-2032	1,053,385	1,233,304
TIPS	3.63	4-15-2028	2,119,379	2,347,522
TIPS	3.88	4-15-2029	2,780,239	3,174,975
TIPS	4.13	11-15-2032	925,000	961,133
Total U.S. Treasury securities (Cost $161,909,642)				148,563,499
Yankee corporate bonds and notes: 1.89%
Communication services: 0.16%
Media: 0.16%
Videotron Limited 144A	5.38	6-15-2024	360,000	356,400
Consumer discretionary: 0.09%
Auto components: 0.09%
Adient Global Holdings Limited 144A	4.88	8-15-2026	220,000	205,350
Energy: 0.24%
Oil, gas & consumable fuels: 0.24%
NorthRiver Midstream Finance LP 144A	5.63	2-15-2026	555,000	525,595
Financials: 0.45%
Diversified financial services: 0.45%
DAE Funding LLC 144A	2.63	3-20-2025	370,000	343,260
FMG Resources Proprietary Limited 144A	5.13	5-15-2024	300,000	297,563
New Red Finance Incorporated 144A	5.75	4-15-2025	335,000	335,838
				976,661
Health care: 0.28%
Pharmaceuticals: 0.28%
Teva Pharmaceutical Finance Netherlands III BV	6.00	4-15-2024	625,000	616,319
Industrials: 0.26%
Airlines: 0.14%
Air Canada Pass-Through Trust Series 2020-1 Class C 144A	10.50	7-15-2026	290,000	294,334
Trading companies & distributors: 0.12%
Fly Leasing Limited 144A	7.00	10-15-2024	355,000	265,337
Materials: 0.41%
Chemicals: 0.19%
Park Aerospace Holdings Company 144A	5.50	2-15-2024	415,000	408,896
Containers & packaging: 0.09%
Ardagh Packaging Finance plc 144A	5.25	4-30-2025	200,000	192,482
Metals & mining: 0.13%
Constellium SE 144A	5.88	2-15-2026	300,000	287,781
Total Yankee corporate bonds and notes (Cost $4,393,768)				4,129,155

The accompanying notes are an integral part of these financial statements.

Allspring Real Return Portfolio  |  31

Portfolio of investments—November 30, 2022 (unaudited)

		Yield	Shares	Value
Short-term investments: 1.27%
Investment companies: 1.27%
Allspring Government Money Market Fund Select Class ♠∞		3.60%	2,111,826	$ 2,111,826
Securities Lending Cash Investments LLC ♠∩∞		3.90	660,678	660,678
Total Short-term investments (Cost $2,772,504)				2,772,504
Total investments in securities (Cost $222,769,763)	99.89%			217,686,564
Other assets and liabilities, net	0.11			246,958
Total net assets	100.00%			$217,933,522

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
‡	Security is valued using significant unobservable inputs.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
TIPS	Treasury Inflation-Protected Securities
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$2,766,670	$35,979,060	$(36,633,904)	$0	$0	$ 2,111,826	2,111,826	$ 20,696
Securities Lending Cash Investments LLC	0	2,665,525	(2,004,847)	0	0	660,678	660,678	2,751 #
				$0	$0	$2,772,504		$23,447

#	Amount shown represents income before fees and rebates.
The accompanying notes are an integral part of these financial statements.

32  |  Allspring Real Return Portfolio

Portfolio of investments—November 30, 2022 (unaudited)

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	14	3-31-2023	$ 2,868,163	$ 2,875,031	$ 6,868	$0
Short
10-Year Ultra Futures	(12)	3-22-2023	(1,437,256)	(1,435,875)	1,381	0
U.S. Ultra Treasury Bonds	(12)	3-22-2023	(1,658,227)	(1,635,375)	22,852	0
					$31,101	$0
The accompanying notes are an integral part of these financial statements.

Allspring Real Return Portfolio  |  33

Statement of assets and liabilities—November 30, 2022 (unaudited)

Assets
Investments in unaffiliated securities (including $645,403 of securities loaned), at value (cost $219,997,259)	$ 214,914,060
Investments in affiliated securities, at value (cost $2,772,504)	2,772,504
Cash at broker segregated for futures contracts	336,000
Foreign currency, at value (cost $15,420)	15,711
Receivable for dividends and interest	912,603
Receivable for investments sold	102,138
Receivable for daily variation margin on open futures contracts	5,688
Receivable for securities lending income, net	262
Total assets	219,058,966
Liabilities
Payable upon receipt of securities loaned	660,678
Payable for investments purchased	364,022
Advisory fee payable	55,041
Payable for daily variation margin on open futures contracts	1,313
Accrued expenses and other liabilities	44,390
Total liabilities	1,125,444
Total net assets	$217,933,522
The accompanying notes are an integral part of these financial statements.

34  |  Allspring Real Return Portfolio

Statement of operations—six months ended November 30, 2022 (unaudited)

Investment income
Interest	$ 5,791,848
Dividends (net of foreign withholdings taxes of $5,413)	423,764
Income from affiliated securities	21,836
Total investment income	6,237,448
Expenses
Advisory fee	436,122
Custody and accounting fees	21,029
Professional fees	55,549
Interest holder report expenses	18,590
Trustees’ fees and expenses	10,879
Other fees and expenses	8,294
Total expenses	550,463
Less: Fee waivers and/or expense reimbursements	(125,244)
Net expenses	425,219
Net investment income	5,812,229
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	368,295
Futures contracts	197,920
Net realized gains on investments	566,215
Net change in unrealized gains (losses) on
Unaffiliated securities	(13,796,410)
Futures contracts	(23,372)
Net change in unrealized gains (losses) on investments	(13,819,782)
Net realized and unrealized gains (losses) on investments	(13,253,567)
Net decrease in net assets resulting from operations	$ (7,441,338)
The accompanying notes are an integral part of these financial statements.

Allspring Real Return Portfolio  |  35

Statement of changes in net assets

	Six months ended November 30, 2022 (unaudited)	Year ended May 31, 2022
Operations
Net investment income	$ 5,812,229	$ 12,910,301
Net realized gains on investments	566,215	2,843,667
Net change in unrealized gains (losses) on investments	(13,819,782)	(16,501,133)
Net decrease in net assets resulting from operations	(7,441,338)	(747,165)
Capital transactions
Transactions in investors’ beneficial interests
Contributions	24,531,853	73,678,375
Withdrawals	(30,752,284)	(80,677,859)
Net decrease in net assets resulting from capital transactions	(6,220,431)	(6,999,484)
Total decrease in net assets	(13,661,769)	(7,746,649)
Net assets
Beginning of period	231,595,291	239,341,940
End of period	$217,933,522	$231,595,291
The accompanying notes are an integral part of these financial statements.

36  |  Allspring Real Return Portfolio

Financial highlights
		Year ended May 31
	Six months ended November 30, 2022 (unaudited)	2022	2021	2020	2019	2018
Total return[1]	(3.47)%	(0.14)%	9.58%	5.92%	2.99%	1.67%
Ratios to average net assets (annualized)
Gross expenses	0.50%	0.48%	0.47%	0.45%	0.45%	0.48%
Net expenses[2]	0.39%	0.39%	0.39%	0.39%	0.40%	0.41%
Net investment income	5.33%	5.54%	2.57%	2.16%	2.29%	2.40%
Supplemental data
Portfolio turnover rate	15%	31%	20%	24%	39%	29%

[1]	Returns for periods of less than one year are not annualized.
[2]	Net expense ratios reflect voluntary waivers, if any.
The accompanying notes are an integral part of these financial statements.

Allspring Real Return Portfolio  |  37

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Master Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Real Return Portfolio (the "Portfolio") which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any "public offering" within the meaning of Section 4(a)(2) of the Securities Act of 1933.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management").
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On November 30, 2022, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.

38  |  Allspring Real Return Portfolio

Notes to financial statements (unaudited)
Foreign currency translation
The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.
In a securities lending transaction, the net asset value of the Portfolio is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.
When-issued transactions
The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Portfolio purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio assumes the credit risk of both the borrower and the lender that is selling the participation. When the Portfolio purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Allspring Real Return Portfolio  |  39

Notes to financial statements (unaudited)
Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Inflation-indexed bonds and TIPS
The Portfolio may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date.
Income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of November 30, 2022, the aggregate cost of all investments for federal income tax purposes was $222,790,498 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 10,612,177
Gross unrealized losses	(15,685,010)
Net unrealized losses	$ (5,072,833)

40  |  Allspring Real Return Portfolio

Notes to financial statements (unaudited)
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Consumer staples	$ 7,758,275	$ 0	$ 0	$ 7,758,275
Energy	3,583,471	0	0	3,583,471
Materials	6,401,785	251,019	0	6,652,804
Real estate	11,706,238	0	0	11,706,238
Corporate bonds and notes	0	29,566,464	0	29,566,464
Loans	0	2,759,283	194,871	2,954,154
U.S. Treasury securities	148,563,499	0	0	148,563,499
Yankee corporate bonds and notes	0	4,129,155	0	4,129,155
Short-term investments
Investment companies	2,772,504	0	0	2,772,504
	180,785,772	36,705,921	194,871	217,686,564
Futures contracts	31,101	0	0	31,101
Total assets	$180,816,873	$36,705,921	$194,871	$217,717,665
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended November 30, 2022, the Portfolio did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Advisory fee
The Trust has entered into an advisory contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Allspring Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:

Allspring Real Return Portfolio  |  41

Notes to financial statements (unaudited)
Average daily net assets	Advisory fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.300
Over $10 billion	0.290
For the six months ended November 30, 2022, the advisory fee was equivalent to an annual rate of 0.40% of the Portfolio’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Portfolio and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.28% and declining to 0.18% as the average daily net assets of the Portfolio increase.
Allspring Funds Management has voluntarily waived and/or reimbursed advisory fees to reduce the net operating expense ratio of the Portfolio. These voluntary waivers may be discontinued at any time.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $0, $1,381,653 and $(84,593) in interfund purchases, sales and net realized gains (losses), respectively, during the six months ended November 30, 2022.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2022 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$19,867,469	$13,269,762	$15,242,237	$17,004,491
6. SECURITIES LENDING TRANSACTIONS
The Portfolio lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Portfolio and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Federal Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Allspring Funds Management and is subadvised by Allspring Investments. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser.
In the event of counterparty default or the failure of a borrower to return a loaned security, the Portfolio has the right to use the collateral to offset any losses incurred. As of November 30, 2022, the Portfolio had securities lending transactions with the following counterparties which are subject to offset:

42  |  Allspring Real Return Portfolio

Notes to financial statements (unaudited)
Counterparty	Value of securities on loan	Collateral received[1]	Net amount
Bank of America Securities Incorporated	$372,279	$(372,279)	$0
Barclays Capital Incorporated	113,568	(113,568)	0
BNP Paribas Securities Corporation	124,725	(124,725)	0
Citigroup Global Markets Incorporated	11,956	(11,956)	0
SG Americas Securities LLC	22,875	(22,875)	0
1 Collateral received within this table is limited to the collateral for the net transaction with the counterparty.
7. DERIVATIVE TRANSACTIONS
During the six months ended November 30, 2022, the Portfolio entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio. The Portfolio had an average notional amount of $2,952,579 in long futures contracts and $2,930,011 in short futures contracts during the six months ended November 30, 2022.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
8. BANK BORROWINGS
The Trust, along with Allspring Variable Trust and Allspring Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund interest holders withdrawal requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee equal based on the unused balance is allocated to each participating fund.
For the six months ended November 30, 2022, there were no borrowings by the Portfolio under the agreement.
9. MARKET RISKS
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.
10. INDEMNIFICATION
Under the Portfolio's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.

Allspring Real Return Portfolio  |  43

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund and Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. Shareholders and Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

44  |  Allspring Real Return Fund

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 125 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Allspring Real Return Fund  |  45

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner, Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner, Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination Medical Center Corporation. Board member of the Minnesota Wild Foundation.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

46  |  Allspring Real Return Fund

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Real Return Fund  |  47

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-12142022-lyxex89l 01-23
SA288/SAR288 11-22

Semi-Annual Report
November 30, 2022
Allspring Asset Allocation Fund

The views expressed and any forward-looking statements are as of November 30, 2022, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Asset Allocation Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Asset Allocation Fund for the six-month period that ended November 30, 2022. Globally, stocks and bonds experienced heightened volatility and generally negative returns through the challenging period.  Non-U.S. securities fared the worst as the global economy faced multiple challenges and the strength of the U.S. dollar eroded already-poor returns of non-U.S.-dollar-denominated assets.
Earlier tailwinds provided by global stimulus programs, vaccination rollouts, and recovering consumer and corporate sentiment were wiped away by the highest rate of inflation in four decades, the impact of ongoing aggressive central bank rate hikes and the prospect of more, plus the global reverberations of the Russia-Ukraine war. The already-significant global supply-chain disruptions were compounded by China’s COVID-19 lockdowns.
For the six-month period, both stocks and bonds registered major losses, with even U.S. bonds suffering deep losses and other assets faring worse. For the period, U.S. stocks, based on the S&P 500 Index,1 lost 0.40%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -5.18%, while the MSCI EM Index (Net) (USD)3 declined 8.15%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned -4.06%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 returned -8.22%, the Bloomberg Municipal Bond Index6 declined 1.43%, and the ICE BofA U.S. High Yield Index7 fell 2.97%.
Rising inflation and economic fallout from the Russia-Ukraine war drove markets.
In June, stocks posted further losses en route to their worst first half of a year in 50 years. Bonds didn’t fare much better. Driving the losses were the familiar factors: rising global inflation and fears of recession as central banks increased rates to try to curb soaring inflation. The Federal Reserve (Fed) raised its short-term rate by another 0.75% in June. Meanwhile, the U.S. unemployment rate held firm at 3.6% and the housing market remained only marginally affected by sharply higher mortgage rates.
“In June, stocks posted further losses en route to their worst first half of a year in 50 years. Bonds didn’t fare much better. Driving the losses were the familiar factors: rising global inflation and fears of recession as central banks increased rates to try to curb soaring inflation.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring Asset Allocation Fund

Letter to shareholders (unaudited)
Markets rebounded in July, led by U.S. stocks. While evidence began to point to an economic slowdown after two consecutive quarters of declining gross domestic product (economic contraction),  the U.S. labor market remained surprisingly strong: July nonfarm payrolls grew by more than 500,000 and U.S. unemployment dipped to 3.5%. Meanwhile, crude oil and retail gasoline prices, major contributors to recent overall inflation, fell substantially from earlier highs. And while U.S. home prices rose, sales fell as houses became less affordable with mortgage rates at a 13-year high. The Fed raised the federal funds rate another 0.75% in July—to a range of 2.25% to 2.50%—and forecasts pointed to further rate hikes.
August was yet another broadly challenging month for financial markets, with more red ink flowing. High inflation persisted, cresting 9% in the eurozone on an annual basis and remaining above 8% in the U.S. despite the Fed’s aggressive monetary policy and a major drop in global crude oil and gasoline prices from their June peak. One positive note was the resilience of the U.S. job market. However, the Fed’s job was clearly not complete. One longer-term bright spot was the U.S. Congress’s passage of the Inflation Reduction Act. Its primary stated goals include: to reduce inflation (though not immediately) by curbing the deficit, capping health care spending by seniors, and investing in domestic sources of clean energy.
The market misery continued in September. There was nowhere to hide as all asset classes suffered major losses at the hands of persistent inflation. Central banks kept up their battle against rapidly rising prices with more rate hikes. The strength of the U.S. dollar made things even more difficult for investors holding assets in other currencies. U.S. mortgage rates jumped to near 7% on 30-year fixed-rate mortgages; the decreased housing affordability began to cool demand somewhat. The U.K. experienced a sharp sell-off of government bonds and the British pound in September as investors panicked in response to a new government budget that was seen as financially unsound. The market meltdown forced the Bank of England to step in and buy long-dated government bonds.
Equities had a reprieve in October after two months of sharp declines. Value stocks and small caps fared best. Globally, developed markets outpaced emerging market equities, which were hurt by weakness among Chinese stocks. Central banks continued to try to curtail high inflation with aggressive interest rate hikes. Geopolitical risks persisted, including the ongoing Russia-Ukraine war and economic, financial market, and political turmoil in the U.K., which led to a second prime ministerial change in six weeks, as Rishi Sunak replaced Liz Truss in late October. Concerns over Europe’s energy crisis eased, for now, thanks to unseasonably warm weather and plentiful gas on hand. The U.S. labor market continued its resilience against rising prices, as unemployment stood at 3.7%, near a record low.
Stocks and bonds rallied in November, with emerging market equities gaining nearly 15% and developed market equities returning 7%. The S&P 500 Index rose 5.6% in November. Bonds also had positive monthly returns. Economic news was encouraging, driven by U.S. labor market strength. Although central banks kept raising rates, expectations grew regarding an impending easing in the pace of rate hikes and a possible end to central bank monetary tightening in 2023. Although inflation remained at record highs in the eurozone, with a 10.6% annual increase in October, Germany’s producer prices decreased 4.2% annually, signaling a possible decline in inflationary pressures. Meanwhile, U.S. inflation continued to moderate, with a 7.1% annual price rise in November and a monthly price increase of just 0.1%. China’s economic data remained weak, reflecting its zero-COVID-19 policy.

Allspring Asset Allocation Fund  |  3

Letter to shareholders (unaudited)
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

4  |  Allspring Asset Allocation Fund

This page is intentionally left blank.

Performance highlights (unaudited)
Investment objective	The Fund seeks long-term total return, consisting of capital appreciation and current income.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Kandarp R. Acharya, CFA®‡, FRM, Petros N. Bocray, CFA®‡, FRM, Travis L. Keshemberg, CFA®‡, CIPM, FRM

Average annual total returns (%) as of November 30, 2022
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (EAAFX)	7-29-1996	-16.00	2.86	4.01	-10.87	4.09	4.63	1.19	1.13
Class C (EACFX)	10-3-2002	-12.48	3.44	4.14	-11.48	3.44	4.14	1.94	1.88
Class R (EAXFX)	10-10-2003	–	–	–	-11.06	3.91	4.41	1.44	1.38
Administrator Class (EAIFX)	10-3-2002	–	–	–	-9.78	4.65	5.01	1.11	0.95
Institutional Class (EAAIX)	11-30-2012	–	–	–	-10.58	4.45	5.02	0.86	0.80
Asset Allocation Blended Index[3]	–	–	–	–	-11.41	5.14	6.49	–	–
Bloomberg U.S. Aggregate Bond Index[4]	–	–	–	–	-12.84	0.21	1.09	–	–
MSCI ACWI ex USA Index (Net)[5]	–	–	–	–	-11.87	1.48	4.23	–	–
Russell 3000® Index[6]	–	–	–	–	-10.80	10.33	12.95	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.43% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.
[2]	The manager has contractually committed through September 30, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.13% for Class A, 1.88% for Class C, 1.38% for Class R, 0.95% for Administrator Class, and 0.80% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Source: Allspring Funds Management, LLC. The Asset Allocation Blended Index is composed of the 45% Russell 3000® Index, 35% of the Bloomberg U.S. Aggregate Bond Index and 20% of the MSCI ACWI ex USA Index (Net). Prior to June 16, 2018, it was comprised of 65% of the MSCI ACWI Index (Net) and 35% of the Bloomberg U.S. Aggregate Bond Index. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Allspring Asset Allocation Fund

Performance highlights (unaudited)
Footnotes continued from previous page
[5]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market- capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[6]	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.
Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to high-yield securities risk, mortgage- and asset- backed securities risk, geographic risk, and smaller-company securities risk. Consult the Fund's prospectus for additional information on these and other risks.

Allspring Asset Allocation Fund  |  7

Performance highlights (unaudited)
Ten largest holdings (%) as of November 30, 2022[1]
Allspring Managed Fixed Income Portfolio	21.59
Allspring Disciplined U.S. Core Fund Class R6	13.87
Allspring Large Company Value Portfolio	11.73
Allspring Diversified Large Cap Growth Portfolio	11.22
Allspring Disciplined International Developed Markets Portfolio	8.84
Allspring Core Bond Portfolio	6.04
iShares Core MSCI EAFE ETF	4.04
Allspring C&B Large Cap Value Portfolio	3.53
Allspring Real Return Portfolio	3.38
Allspring Factor Enhanced International Equity Portfolio	3.28
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.
Allocation (%) as of November 30, 2022
	Neutral allocation	Effective allocation[1]
Bond Funds	35	42
Stock Funds	65	45
International Stock Funds	0	20
Effective Cash	0	(7)
[1]	Effective allocation reflects the effect of the tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. Effective allocations are subject to change and may have changed since the date specified.

8  |  Allspring Asset Allocation Fund

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2022 to November 30, 2022.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 6-1-2022	Ending account value 11-30-2022	Expenses paid during the period[1,2]	Annualized net expense ratio[2]
Class A
Actual	$1,000.00	$ 978.61	$5.16	1.04%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.85	$5.27	1.04%
Class C
Actual	$1,000.00	$ 975.26	$8.86	1.79%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.09	$9.05	1.79%
Class R
Actual	$1,000.00	$ 977.07	$6.39	1.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	$6.53	1.29%
Administrator Class
Actual	$1,000.00	$ 989.20	$4.29	0.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.76	$4.36	0.86%
Institutional Class
Actual	$1,000.00	$ 980.15	$3.52	0.71%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.51	$3.60	0.71%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 183 divided by 365 (to reflect the one-half-year period).
2 Amounts reflect net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

Allspring Asset Allocation Fund  |  9

Portfolio of investments—November 30, 2022 (unaudited)

		Shares	Value
Investment companies: 99.23%
Affiliated master portfolios: 75.97%
Allspring C&B Large Cap Value Portfolio			$ 49,495,345
Allspring Core Bond Portfolio			84,815,464
Allspring Disciplined International Developed Markets Portfolio			124,038,196
Allspring Diversified Large Cap Growth Portfolio			157,428,181
Allspring Emerging Growth Portfolio			15,685,315
Allspring Factor Enhanced Emerging Markets Equity Portfolio			19,226,270
Allspring Factor Enhanced International Equity Portfolio			45,993,177
Allspring Large Company Value Portfolio			164,583,726
Allspring Managed Fixed Income Portfolio			302,892,983
Allspring Real Return Portfolio			47,456,771
Allspring Small Company Growth Portfolio			15,513,610
Allspring Small Company Value Portfolio			38,711,346
			1,065,840,384
Exchange-traded funds: 6.69%
iShares Core MSCI EAFE ETF		898,255	56,634,978
iShares Core U.S. Aggregate Bond ETF		378,957	37,247,684
			93,882,662
Stock funds: 16.57%
Allspring Disciplined U.S. Core Fund Class R6 ♠		9,362,766	194,558,277
Allspring Emerging Markets Equity Fund Class R6 ♠		788,824	18,963,331
Allspring Emerging Markets Equity Income Fund Class R6 ♠		1,846,088	18,940,859
			232,462,467
Total Investment companies (Cost $1,333,145,733)			1,392,185,513
Total investments in securities (Cost $1,333,145,733)	99.23%		1,392,185,513
Other assets and liabilities, net	0.77		10,787,220
Total net assets	100.00%		$1,402,972,733

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period
Investment companies
Allspring Disciplined U.S. Core Fund Class R6	$211,238,729	$1,032,983	$(14,421,559)	$ (1,500,627)	$ (1,791,249)	$ 194,558,277
Allspring Emerging Markets Equity Fund Class R6	19,242,347	1,282,806	(365,580)	(124,041)	(1,072,201)	18,963,331
Allspring Emerging Markets Equity Income Fund Class R6	21,014,247	667,782	(524,123)	(108,819)	(2,108,228)	18,940,859
				$(1,733,487)	$(4,971,678)	$232,462,467

The accompanying notes are an integral part of these financial statements.

10  |  Allspring Asset Allocation Fund

Portfolio of investments—November 30, 2022 (unaudited)

	Shares, end of period	Dividends from affiliated Underlying Funds
Investment companies
Allspring Disciplined U.S. Core Fund Class R6	9,362,766	$ 0
Allspring Emerging Markets Equity Fund Class R6	788,824	0
Allspring Emerging Markets Equity Income Fund Class R6	1,846,088	348,395
		$348,395
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period
Allspring C&B Large Cap Value Portfolio	16.61%	16.91%	$ 2,268,649	$ (2,963,623)	$ 0	$ 539,126	$ 2,211	$ 49,495,345
Allspring Core Bond Portfolio	1.96	1.89	(4,492,541)	(608,386)	1,319,397	0	36,407	84,815,464
Allspring Disciplined International Developed Markets Portfolio	86.56	85.90	(5,194,472)	1,032,210	0	1,414,202	28,784	124,038,196
Allspring Diversified Large Cap Growth Portfolio	84.39	84.13	816,961	(1,698,050)	0	806,415	35,330	157,428,181
Allspring Emerging Growth Portfolio	3.85	4.29	(418,568)	1,243,270	0	20,156	9,166	15,685,315
Allspring Factor Enhanced Emerging Markets Equity Portfolio	15.23	16.41	(1,153,603)	(713,440)	0	422,306	8,802	19,226,270
Allspring Factor Enhanced International Equity Portfolio	9.49	9.79	(1,903,187)	(69,861)	0	538,234	15,410	45,993,177
Allspring Large Company Value Portfolio	84.92	84.31	(11,303,380)	8,564,352	0	2,021,975	34,650	164,583,726
Allspring Managed Fixed Income Portfolio	81.56	81.08	(3,762,929)	(14,652,191)	5,778,339	0	54,216	302,892,983
Allspring Real Return Portfolio	22.84	21.78	116,718	(3,302,855)	1,325,667	95,573	5,461	47,456,771
Allspring Small Company Growth Portfolio	2.03	2.20	355,075	(316,036)	0	31,096	4,392	15,513,610
Allspring Small Company Value Portfolio	7.28	6.42	(300,754)	35,099	0	387,664	27,485	38,711,346
			$(24,972,031)	$(13,449,511)	$8,423,403	$6,276,747	$262,314	$1,065,840,384
The accompanying notes are an integral part of these financial statements.

Allspring Asset Allocation Fund  |  11

Portfolio of investments—November 30, 2022 (unaudited)

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
CAC 40 Index	454	12-16-2022	$ 29,949,172	$ 30,583,710	$ 634,538	$ 0
E-Mini Consumer Staples Select Sector Index	583	12-16-2022	42,840,443	45,304,930	2,464,487	0
10-Year U.S. Treasury Notes	1,256	3-22-2023	141,430,742	142,556,000	1,125,258	0
Short
DAX Index	(87)	12-16-2022	(27,770,813)	(31,504,837)	0	(3,734,024)
Euro STOXX 50 Index	(1,113)	12-16-2022	(39,947,551)	(44,300,275)	0	(4,352,724)
U.S. Ultra Treasury Bonds	(343)	3-22-2023	(45,964,622)	(46,744,469)	0	(779,847)
					$4,224,283	$(8,866,595)
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Asset Allocation Fund

Statement of assets and liabilities—November 30, 2022 (unaudited)

Assets
Investments in affiliated Master Portfolios, at value (cost $1,018,223,977)	$ 1,065,840,384
Investments in unaffiliated securities, at value (cost $110,485,849)	93,882,662
Investments in affiliated Underlying Funds, at value (cost $204,435,907)	232,462,467
Cash	228,463
Cash at broker segregated for futures contracts	11,915,102
Receivable for daily variation margin on open futures contracts	1,920,562
Receivable for investments sold	217,835
Receivable for Fund shares sold	47,583
Prepaid expenses and other assets	73,020
Total assets	1,406,588,078
Liabilities
Payable for Fund shares redeemed	2,197,693
Payable for daily variation margin on open futures contracts	497,100
Shareholder servicing fees payable	242,159
Administration fees payable	222,209
Management fee payable	215,197
Distribution fees payable	14,788
Trustees’ fees and expenses payable	4,114
Accrued expenses and other liabilities	222,085
Total liabilities	3,615,345
Total net assets	$1,402,972,733
Net assets consist of
Paid-in capital	$ 1,341,739,511
Total distributable earnings	61,233,222
Total net assets	$1,402,972,733
Computation of net asset value and offering price per share
Net assets – Class A	$ 1,172,982,866
Shares outstanding – Class A1	88,383,760
Net asset value per share – Class A	$13.27
Maximum offering price per share – Class A2	$14.08
Net assets – Class C	$ 23,689,767
Shares outstanding – Class C1	1,821,285
Net asset value per share – Class C	$13.01
Net assets – Class R	$ 2,200,573
Shares outstanding – Class R1	166,552
Net asset value per share – Class R	$13.21
Net assets – Administrator Class	$ 15,913,233
Shares outstanding – Administrator Class[1]	1,157,857
Net asset value per share – Administrator Class	$13.74
Net assets – Institutional Class	$ 188,186,294
Shares outstanding – Institutional Class[1]	14,112,838
Net asset value per share – Institutional Class	$13.33
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Allspring Asset Allocation Fund  |  13

Statement of operations—six months ended November 30, 2022 (unaudited)

Investment income
Interest allocated from affiliated Master Portfolios	$ 8,423,403
Dividends allocated from affiliated Master Portfolios (net of foreign withholding taxes of $248,238)	6,276,747
Dividends from unaffiliated securities	1,737,170
Dividends from affiliated Underlying Funds	348,395
Affiliated income allocated from affiliated Master Portfolios	262,314
Expenses allocated from affiliated Master Portfolios	(2,863,316)
Waivers allocated from affiliated Master Portfolios	333,458
Total investment income	14,518,171
Expenses
Management fee	1,995,766
Administration fees
Class A	1,236,208
Class C	27,352
Class R	2,463
Administrator Class	10,444
Institutional Class	128,505
Shareholder servicing fees
Class A	1,469,129
Class C	32,393
Class R	2,868
Administrator Class	19,852
Distribution fees
Class C	96,844
Class R	2,793
Custody and accounting fees	20,009
Professional fees	7,177
Registration fees	37,391
Shareholder report expenses	42,861
Trustees’ fees and expenses	10,994
Other fees and expenses	7,831
Total expenses	5,150,880
Less: Fee waivers and/or expense reimbursements
Fund-level	(378,719)
Class A	(58,868)
Class C	(1,302)
Administrator Class	(8,837)
Institutional Class	(19,770)
Net expenses	4,683,384
Net investment income	9,834,787
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Securities transactions allocated from affiliated Master Portfolios	(24,972,031)
Affiliated Underlying Funds	(1,733,487)
Unaffiliated securities	(1,621,500)
Futures contracts	8,416,588
Net realized losses on investments	(19,910,430)
Net change in unrealized gains (losses) on
Securities transactions allocated from affiliated Master Portfolios	(13,449,511)
Affiliated Underlying Funds	(4,971,678)
Unaffiliated securities	(2,969,407)
Futures contracts	(4,840,032)
Net change in unrealized gains (losses) on investments	(26,230,628)
Net realized and unrealized gains (losses) on investments	(46,141,058)
Net decrease in net assets resulting from operations	$(36,306,271)
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Asset Allocation Fund

Statement of changes in net assets

	Six months ended November 30, 2022 (unaudited)		Year ended May 31, 2022
Operations
Net investment income		$ 9,834,787		$ 21,071,267
Net realized gains (losses) on investments		(19,910,430)		83,811,245
Net change in unrealized gains (losses) on investments		(26,230,628)		(226,564,977)
Net decrease in net assets resulting from operations		(36,306,271)		(121,682,465)
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(202,891,728)
Class C		0		(5,423,558)
Class R		0		(467,417)
Administrator Class		0		(3,106,447)
Institutional Class		0		(36,625,295)
Total distributions to shareholders		0		(248,514,445)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	637,148	8,192,368	2,611,398	40,863,057
Class C	47,417	593,333	182,136	2,833,723
Class R	17,736	227,027	12,849	202,101
Administrator Class	10,884	144,230	52,285	846,945
Institutional Class	574,036	7,389,094	1,834,135	29,224,220
		16,546,052		73,970,046
Reinvestment of distributions
Class A	0	0	12,001,744	182,452,406
Class C	0	0	357,553	5,298,942
Class R	0	0	29,730	449,906
Administrator Class	0	0	183,747	2,863,149
Institutional Class	0	0	1,858,632	28,382,924
		0		219,447,327
Payment for shares redeemed
Class A	(6,102,477)	(77,991,343)	(12,061,446)	(190,070,003)
Class C	(553,060)	(7,000,169)	(1,380,131)	(21,542,495)
Class R	(62,992)	(811,567)	(32,919)	(483,592)
Administrator Class	(173,315)	(2,299,302)	(366,341)	(5,897,327)
Institutional Class	(2,525,736)	(32,297,420)	(3,378,156)	(52,642,800)
		(120,399,801)		(270,636,217)
Net increase (decrease) in net assets resulting from capital share transactions		(103,853,749)		22,781,156
Total decrease in net assets		(140,160,020)		(347,415,754)
Net assets
Beginning of period		1,543,132,753		1,890,548,507
End of period		$1,402,972,733		$1,543,132,753
The accompanying notes are an integral part of these financial statements.

Allspring Asset Allocation Fund  |  15

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31			Year ended April 30
Class A	Six months ended November 30, 2022 (unaudited)	2022	2021	2020 [1]	2020	2019	2018
Net asset value, beginning of period	$13.56	$16.90	$13.57	$13.12	$13.49	$14.33	$13.62
Net investment income (loss)	0.09 [2]	0.18 [2]	0.18 [2]	0.02	0.21 [2]	0.15 [2]	(0.12)
Payment from affiliate	0.00	0.00	0.00 [3]	0.00	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	(0.38)	(1.20)	3.75	0.43	(0.36)	0.04	1.08
Total from investment operations	(0.29)	(1.02)	3.93	0.45	(0.15)	0.19	0.96
Distributions to shareholders from
Net investment income	0.00	(0.18)	(0.41)	0.00	(0.06)	(0.06)	(0.25)
Net realized gains	0.00	(2.14)	(0.19)	0.00	(0.16)	(0.97)	0.00
Total distributions to shareholders	0.00	(2.32)	(0.60)	0.00	(0.22)	(1.03)	(0.25)
Net asset value, end of period	$13.27	$13.56	$16.90	$13.57	$13.12	$13.49	$14.33
Total return[4]	(2.14)%	(7.42)%	29.45% [5]	3.43%	(1.26)%	1.96%	7.01%
Ratios to average net assets (annualized)
Gross expenses	1.10% *	1.09% *	1.14% *	1.21% *	1.22% *	1.18% *,6	0.82% [6]
Net expenses	1.04% *	1.04% *	1.04% *	1.05% *	1.05% *	1.04% *,6	0.82% [6]
Net investment income (loss)	1.35% *	1.15% *	1.19% *	1.22% *	1.54% *	1.08% *,6	(0.82)% [6]
Supplemental data
Portfolio turnover rate	51% [7]	111% [7]	137% [7]	13% [7]	109% [7]	189% [7]	0% [8]
Net assets, end of period (000s omitted)	$1,172,983	$1,272,420	$1,542,707	$1,287,856	$1,253,699	$1,472,484	$1,348,107

*	Ratios include only the net expenses allocated from the affiliated Master Portfolios and do not include expenses from any other affiliated Underlying Funds. Net expenses allocated from the affiliated Master Portfolios included in the ratios were as follows:

Six months ended November 30, 2022 (unaudited)	0.35%
Year ended May 31, 2022	0.34%
Year ended May 31, 2021	0.38%
Year ended May 31, 2020[1]	0.45%
Year ended April 30, 2020	0.45%
Year ended April 30, 2019	0.40%

[1]	For the one month ended May 31, 2020. The Fund changed its fiscal year end from April 30 to May 31, effective May 31, 2020.
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[5]	For year ended May 31, 2021, the Fund received a payment from an affiliate that had an impact of less than 0.005% on total return.
[6]	Ratios did not include any expenses from Asset Allocation Trust or its investments in underlying funds. Asset Allocation Trust did not have any net expenses.
[7]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the affiliated Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.
[8]	Portfolio turnover rate represents the purchase and sales of the Fund’s investment in Asset Allocation Trust and not the underlying investment transactions of Asset Allocation Trust.
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Asset Allocation Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31			Year ended April 30
Class C	Six months ended November 30, 2022 (unaudited)	2022	2021	2020 [1]	2020	2019	2018
Net asset value, beginning of period	$13.34	$16.60	$13.01	$12.58	$12.99	$13.87	$13.17
Net investment income (loss)	0.04 [2]	0.06 [2]	0.06 [2]	0.01 [2]	0.11 [2]	0.03 [2]	(0.22) [2]
Payment from affiliate	0.00	0.00	0.17	0.00	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	(0.37)	(1.18)	3.54	0.42	(0.36)	0.06	1.03
Total from investment operations	(0.33)	(1.12)	3.77	0.43	(0.25)	0.09	0.81
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	0.00	0.00	(0.11)
Net realized gains	0.00	(2.14)	(0.18)	0.00	(0.16)	(0.97)	0.00
Total distributions to shareholders	0.00	(2.14)	(0.18)	0.00	(0.16)	(0.97)	(0.11)
Net asset value, end of period	$13.01	$13.34	$16.60	$13.01	$12.58	$12.99	$13.87
Total return[3]	(2.47)%	(8.08)%	29.19% [4]	3.42%	(2.02)%	1.21%	6.16%
Ratios to average net assets (annualized)
Gross expenses	1.85% *	1.83% *	1.89% *	1.96% *	1.97% *	1.92% *,5	1.57% [5]
Net expenses	1.79% *	1.78% *	1.79% *	1.79% *	1.80% *	1.78% *,5	1.57% [5]
Net investment income (loss)	0.62% *	0.38% *	0.43% *	0.47% *	0.82% *	0.23% *,5	(1.57)% [5]
Supplemental data
Portfolio turnover rate	51% [6]	111% [6]	137% [6]	13% [6]	109% [6]	189% [6]	0% [7]
Net assets, end of period (000s omitted)	$23,690	$31,038	$52,586	$118,081	$120,029	$237,096	$905,336

*	Ratios include only the net expenses allocated from the affiliated Master Portfolios and do not include expenses from any other affiliated Underlying Funds. Net expenses allocated from the affiliated Master Portfolios included in the ratios were as follows:

Six months ended November 30, 2022 (unaudited)	0.35%
Year ended May 31, 2022	0.34%
Year ended May 31, 2021	0.39%
Year ended May 31, 2020[1]	0.44%
Year ended April 30, 2020	0.45%
Year ended April 30, 2019	0.38%

[1]	For the one month ended May 31, 2020. The Fund changed its fiscal year end from April 30 to May 31, effective May 31, 2020.
[2]	Calculated based upon average shares outstanding
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[4]	For year ended May 31, 2021, the Fund received a payment from an affiliate which had a 1.29% impact on the total return.
[5]	Ratios did not include any expenses from Asset Allocation Trust or its investments in underlying funds. Asset Allocation Trust did not have any net expenses.
[6]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the affiliated Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.
[7]	Portfolio turnover rate represents the purchase and sales of the Fund’s investment in Asset Allocation Trust and not the underlying investment transactions of Asset Allocation Trust.
The accompanying notes are an integral part of these financial statements.

Allspring Asset Allocation Fund  |  17

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31			Year ended April 30
Class R	Six months ended November 30, 2022 (unaudited)	2022	2021	2020 [1]	2020	2019	2018
Net asset value, beginning of period	$13.52	$16.86	$13.47	$13.02	$13.37	$14.20	$13.49
Net investment income (loss)	0.07 [2]	0.14 [2]	0.14 [2]	0.01 [2]	0.18 [2]	0.11 [2]	(0.15) [2]
Payment from affiliate	0.00	0.00	0.07	0.00	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	(0.38)	(1.19)	3.71	0.44	(0.37)	0.05	1.05
Total from investment operations	(0.31)	(1.05)	3.92	0.45	0.19	0.16	0.90
Distributions to shareholders from
Net investment income	0.00	(0.15)	(0.34)	0.00	0.00	(0.02)	(0.19)
Net realized gains	0.00	(2.14)	(0.19)	0.00	(0.16)	(0.97)	0.00
Total distributions to shareholders	0.00	(2.29)	(0.53)	0.00	(0.16)	(0.99)	(0.19)
Net asset value, end of period	$13.21	$13.52	$16.86	$13.47	$13.02	$13.37	$14.20
Total return[3]	(2.29)%	(7.57)%	29.44% [4]	3.46%	(1.51)%	1.73%	6.70%
Ratios to average net assets (annualized)
Gross expenses	1.34% *	1.33% *	1.37% *	1.44% *	1.47% *	1.42% *,5	1.06% [5]
Net expenses	1.29% *	1.28% *	1.28% *	1.27% *	1.30% *	1.29% *,5	1.06% [5]
Net investment income (loss)	1.13% *	0.91% *	0.95% *	0.99% *	1.32% *	0.77% *,5	(1.06)% [5]
Supplemental data
Portfolio turnover rate	51% [6]	111% [6]	137% [6]	13% [6]	109% [6]	189% [6]	0% [7]
Net assets, end of period (000s omitted)	$2,201	$2,863	$3,407	$4,318	$4,106	$7,619	$15,658

*	Ratios include only the net expenses allocated from the affiliated Master Portfolios and do not include expenses from any other affiliated Underlying Funds. Net expenses allocated from the affiliated Master Portfolios included in the ratios were as follows:

Six months ended November 30, 2022 (unaudited)	0.35%
Year ended May 31, 2022	0.34%
Year ended May 31, 2021	0.38%
Year ended May 31, 2020[1]	0.45%
Year ended April 30, 2020	0.45%
Year ended April 30, 2019	0.39%

[1]	For the one month ended May 31, 2020. The Fund changed its fiscal year end from April 30 to May 31, effective May 31, 2020.
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
[4]	For year ended May 31, 2021, the Fund received a payment from an affiliate which had a 0.51% impact on the total return.
[5]	Ratios did not include any expenses from Asset Allocation Trust or its investments in underlying funds. Asset Allocation Trust did not have any net expenses.
[6]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the affiliated Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.
[7]	Portfolio turnover rate represents the purchase and sales of the Fund’s investment in Asset Allocation Trust and not the underlying investment transactions of Asset Allocation Trust.
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Asset Allocation Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31			Year ended April 30
Administrator Class	Six months ended November 30, 2022 (unaudited)	2022	2021	2020 [1]	2020	2019	2018
Net asset value, beginning of period	$13.89	$17.25	$13.75	$13.29	$13.66	$14.49	$13.78
Net investment income (loss)	0.10 [2]	0.21 [2]	0.21 [2]	0.02 [2]	0.24 [2]	0.16 [2]	(0.09) [2]
Payment from affiliate	0.00	0.00	0.12	0.00	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	(0.25)	(1.22)	3.81	0.44	(0.37)	0.06	1.07
Total from investment operations	(0.15)	(1.01)	4.14	0.46	(0.13)	0.22	0.98
Distributions to shareholders from
Net investment income	0.00	(0.21)	(0.45)	0.00	(0.08)	(0.08)	(0.27)
Net realized gains	0.00	(2.14)	(0.19)	0.00	(0.16)	(0.97)	0.00
Total distributions to shareholders	0.00	(2.35)	(0.64)	0.00	(0.24)	(1.05)	(0.27)
Net asset value, end of period	$13.74	$13.89	$17.25	$13.75	$13.29	$13.66	$14.49
Total return[3]	(1.08)% [4]	(7.21)%	30.62% [5]	3.46%	(1.08)%	2.18%	7.10%
Ratios to average net assets (annualized)
Gross expenses	1.02% *	1.01% *	1.06% *	1.13% *	1.14% *	1.08% *,6	0.73% [6]
Net expenses	0.86% *	0.86% *	0.87% *	0.86% *	0.86% *	0.86% *,6	0.64% [6]
Net investment income (loss)	1.52% *	1.32% *	1.36% *	1.40% *	1.74% *	1.17% *,6	(0.64)% [6]
Supplemental data
Portfolio turnover rate	51% [7]	111% [7]	137% [7]	13% [7]	109% [7]	189% [7]	0% [8]
Net assets, end of period (000s omitted)	$15,913	$18,332	$25,026	$21,628	$21,316	$31,610	$69,607

*	Ratios include only the net expenses allocated from the affiliated Master Portfolios and do not include expenses from any other affiliated Underlying Funds. Net expenses allocated from the affiliated Master Portfolios included in the ratios were as follows:

Six months ended November 30, 2022 (unaudited)	0.35%
Year ended May 31, 2022	0.34%
Year ended May 31, 2021	0.38%
Year ended May 31, 2020[1]	0.45%
Year ended April 30, 2020	0.44%
Year ended April 30, 2019	0.38%

[1]	For the one month ended May 31, 2020. The Fund changed its fiscal year end from April 30 to May 31, effective May 31, 2020.
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
[4]	During the six months ended November 30, 2022, the Fund received payments from a service provider which had a 1.04% impact on the total return.
[5]	For year ended May 31, 2021, the Fund received a payment from an affiliate which had a 0.90% impact on the total return.
[6]	Ratios did not include any expenses from Asset Allocation Trust or its investments in underlying funds. Asset Allocation Trust did not have any net expenses.
[7]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the affiliated Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.
[8]	Portfolio turnover rate represents the purchase and sales of the Fund’s investment in Asset Allocation Trust and not the underlying investment transactions of Asset Allocation Trust.
The accompanying notes are an integral part of these financial statements.

Allspring Asset Allocation Fund  |  19

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31			Year ended April 30
Institutional Class	Six months ended November 30, 2022 (unaudited)	2022	2021	2020 [1]	2020	2019	2018
Net asset value, beginning of period	$13.60	$16.94	$13.61	$13.14	$13.52	$14.36	$13.66
Net investment income (loss)	0.11 [2]	0.24 [2]	0.24	0.02 [2]	0.26 [2]	0.19 [2]	(0.06) [2]
Net realized and unrealized gains (losses) on investments	(0.38)	(1.20)	3.74	0.45	(0.38)	0.05	1.06
Total from investment operations	(0.27)	(0.96)	3.98	0.47	(0.12)	0.24	1.00
Distributions to shareholders from
Net investment income	0.00	(0.24)	(0.46)	0.00	(0.10)	(0.11)	(0.30)
Net realized gains	0.00	(2.14)	(0.19)	0.00	(0.16)	0.97	0.00
Total distributions to shareholders	0.00	(2.38)	(0.65)	0.00	(0.26)	(1.08)	(0.30)
Net asset value, end of period	$13.33	$13.60	$16.94	$13.61	$13.14	$13.52	$14.36
Total return[3]	(1.99)%	(7.10)%	29.76%	3.58%	(1.01)%	2.39%	7.33%
Ratios to average net assets (annualized)
Gross expenses	0.78% *	0.76% *	0.81% *	0.88% *	0.89% *	0.84% *,4	0.49% [4]
Net expenses	0.71% *	0.71% *	0.71% *	0.72% *	0.72% *	0.69% *,4	0.44% [4]
Net investment income (loss)	1.69% *	1.48% *	1.52% *	1.55% *	1.88% *	1.34% *,4	(0.44)% [4]
Supplemental data
Portfolio turnover rate	51% [5]	111% [5]	137% [5]	13% [5]	109% [5]	189% [6]	0% [6]
Net assets, end of period (000s omitted)	$188,186	$218,479	$266,822	$231,652	$227,529	$311,958	$572,803

*	Ratios include only the net expenses allocated from the affiliated Master Portfolios and do not include expenses from any other affiliated Underlying Funds. Net expenses allocated from the affiliated Master Portfolios included in the ratios were as follows:

Six months ended November 30, 2022 (unaudited)	0.35%
Year ended May 31, 2022	0.34%
Year ended May 31, 2021	0.38%
Year ended May 31, 2020[1]	0.45%
Year ended April 30, 2020	0.45%
Year ended April 30, 2019	0.38%

[1]	For the one month ended May 31, 2020. The Fund changed its fiscal year end from April 30 to May 31, effective May 31, 2020.
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
[4]	Ratios did not include any expenses from Asset Allocation Trust or its investments in underlying funds. Asset Allocation Trust did not have any net expenses.
[5]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the affiliated Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.
[6]	Portfolio turnover rate represents the purchase and sales of the Fund’s investment in Asset Allocation Trust and not the underlying investment transactions of Asset Allocation Trust.
The accompanying notes are an integral part of these financial statements.

20  |  Allspring Asset Allocation Fund

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Asset Allocation Fund (the "Fund") which is a diversified series of the Trust.
The Fund is a fund-of-funds that invests in various affiliated mutual funds (“Underlying Funds”) employing a multi-asset, multi-style investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. The Fund may also invest directly in securities. The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. Investments in affiliated Underlying Funds may also include investments in one or more separate diversified portfolios (collectively, the “affiliated Master Portfolios”) of Allspring Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. The Fund accounts for its investments in the affiliated Master Portfolios as partnership investments and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolios are presented in separate financial statements and may be obtained free of charge by contacting Investor Services or by visiting the SEC website at sec.gov. The financial statements of the affiliated Master Portfolios are filed with the SEC under Allspring Master Trust. The financial statements for all other affiliated Underlying Funds are also publicly available on the SEC website at sec.gov.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolios are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in underlying mutual funds (other than those listed on a foreign or domestic exchange or market) are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values and foreign exchange rates and is subject to interest rate risk, equity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the

Allspring Asset Allocation Fund  |  21

Notes to financial statements (unaudited)
Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Investment transactions, income and expenses
Investments in the affiliated Master Portfolios are recorded on a trade date basis. The Fund records daily its proportionate share of each affiliated Master Portfolio’s income, expenses and realized and unrealized gains or losses. The Fund also accrues its own expenses.
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of November 30, 2022, the aggregate cost of all investments for federal income tax purposes was $1,336,929,775 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 75,642,967
Gross unrealized losses	(25,029,541)
Net unrealized gains	$ 50,613,426
As of May 31, 2022, the Fund had current year deferred post-October capital losses consisting of $14,698,667 in short-term capital losses which was recognized in the first day of the current fiscal year.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

22  |  Allspring Asset Allocation Fund

Notes to financial statements (unaudited)
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investment companies	$ 326,345,129	$0	$0	$ 326,345,129
Investments measured at net asset value*				1,065,840,384
	326,345,129	0	0	1,392,185,513
Futures contracts	4,224,283	0	0	4,224,283
Total assets	330,569,412	$0	$0	$1,396,409,796
Liabilities
Futures contracts	$ 8,866,595	$0	$0	$ 8,866,595
Total liabilities	$ 8,866,595	$0	$0	$ 8,866,595

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $1,065,840,384. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
For the six months ended November 30, 2022, the Fund did not have any transfers into/out of Level 3.

Allspring Asset Allocation Fund  |  23

Notes to financial statements (unaudited)
The investment objective of each affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective
Allspring C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Allspring Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Allspring Disciplined International Developed Markets Portfolio	Seeks long-term capital appreciation
Allspring Diversified Large Cap Growth Portfolio	Seeks long-term capital appreciation
Allspring Emerging Growth Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced Emerging Markets Equity Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced International Equity Portfolio	Seeks long-term capital appreciation
Allspring Large Company Value Portfolio	Seeks long-term capital appreciation
Allspring Managed Fixed Income Portfolio	Seeks consistent fixed-income returns
Allspring Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Allspring Small Company Growth Portfolio	Seeks long-term capital appreciation
Allspring Small Company Value Portfolio	Seeks long-term capital appreciation
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.300%
Next $500 million	0.280
Next $2 billion	0.260
Next $2 billion	0.240
Next $5 billion	0.230
Over $10 billion	0.220
For the six months ended November 30, 2022, the management fee was equivalent to an annual rate of 0.28% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.10% and declining to 0.05% as the average daily net assets of the Fund increase.
Allspring Funds Management also serves as the adviser to each affiliated Master Portfolio and is entitled to receive a fee from each affiliated Master Portfolio for those services.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus

24  |  Allspring Asset Allocation Fund

Notes to financial statements (unaudited)
account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.21%
Class C	0.21
Class R	0.21
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Net expenses from the affiliated Master Portfolios are included in the expense caps. Allspring Funds Management has contractually committed through September 30, 2023 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. As of November 30, 2022, the contractual expense caps are as follows:
Expense ratio caps
Class A	1.13%
Class C	1.88
Class R	1.38
Administrator Class	0.95
Institutional Class	0.80
Distribution fees
The Trust has adopted a distribution plan for Class C and Class R shares pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C and Class R shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares and up to 0.25% of the average daily net assets of Class R shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended November 30, 2022, Allspring Funds Distributor received $6,883 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended November 30, 2022.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Class R, and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
5. INVESTMENT PORTFOLIO TRANSACTIONS
The Fund seeks to achieve its investment objective by investing in various affiliated Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying the Fund's ownership percentage in the respective affiliated Master Portfolio at the end of the period by the corresponding affiliated Master Portfolio’s purchases and sales. Purchase and sales in affiliated Underlying Funds and unaffiliated securities in which the Fund invests are

Allspring Asset Allocation Fund  |  25

Notes to financial statements (unaudited)
actual purchases and sales of those investments. Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2022 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$134,237,491	$573,428,114	$137,948,462	$614,151,130
6. DERIVATIVE TRANSACTIONS
During the six months ended November 30, 2022, the Fund entered into futures contracts for hedging purposes. The Fund had an average notional amount of $261,526,136 in long futures contracts and $251,038,085 in short futures contracts during the six months ended November 30, 2022.
A summary of the location of derivative instruments on the financial statements by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of November 30, 2022 by primary risk type was as follows for the Fund:
	Asset derivatives		Liability derivatives
	Statement of Assets and Liabilities location	Fair value	Statement of Assets and Liabilities location	Fair value
Interest rate risk	Unrealized gains on futures contracts	$ 1,125,258*	Unrealized losses on futures contracts	$ 779,847*
Equity risk	Unrealized gains on futures contracts	3,099,025*	Unrealized losses on futures contracts	8,086,748*
		$4,224,283		$8,866,595

*	Amount represents cumulative unrealized gains (losses) on futures contracts as reported in the table following the Portfolio of Investments. For futures contracts, only the current day’s variation margin as of November 30, 2022 is reported separately on the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six months ended November 30, 2022 was as follows:
	Net realized gains (losses) on derivatives	Net change in unrealized gains (losses) on derivatives
Interest rate risk	$ 542,723	$ 297,053
Equity risk	10,097,264	(4,750,252)
Foreign currency risk	(2,223,399)	(386,833)
	$ 8,416,588	$(4,840,032)
7. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee equal based on the unused balance is allocated to each participating fund.
For the six months ended November 30, 2022, there were no borrowings by the Fund under the agreement.
8. MARKET RISKS
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and

26  |  Allspring Asset Allocation Fund

Notes to financial statements (unaudited)
investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.
9. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Allspring Asset Allocation Fund  |  27

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

28  |  Allspring Asset Allocation Fund

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 125 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Allspring Asset Allocation Fund  |  29

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner, Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner, Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination Medical Center Corporation. Board member of the Minnesota Wild Foundation.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

30  |  Allspring Asset Allocation Fund

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Asset Allocation Fund  |  31

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-12142022-dyqr7d3n 01-23
SA224/SAR224 11-22

Semi-Annual Report
November 30, 2022
Allspring Growth Balanced Fund

The views expressed and any forward-looking statements are as of November 30, 2022, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Growth Balanced Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Growth Balanced Fund for the six-month period that ended November 30, 2022. Globally, stocks and bonds experienced heightened volatility and generally negative returns through the challenging period.  Non-U.S. securities fared the worst as the global economy faced multiple challenges and the strength of the U.S. dollar eroded already-poor returns of non-U.S.-dollar-denominated assets.
Earlier tailwinds provided by global stimulus programs, vaccination rollouts, and recovering consumer and corporate sentiment were wiped away by the highest rate of inflation in four decades, the impact of ongoing aggressive central bank rate hikes and the prospect of more, plus the global reverberations of the Russia-Ukraine war. The already-significant global supply-chain disruptions were compounded by China’s COVID-19 lockdowns.
For the six-month period, both stocks and bonds registered major losses, with even U.S. bonds suffering deep losses and other assets faring worse. For the period, U.S. stocks, based on the S&P 500 Index,1 lost 0.40%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -5.18%, while the MSCI EM Index (Net) (USD)3 declined 8.15%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned -4.06%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 returned -8.22%, the Bloomberg Municipal Bond Index6 declined 1.43%, and the ICE BofA U.S. High Yield Index7 fell 2.97%.
Rising inflation and economic fallout from the Russia-Ukraine war drove markets.
In June, stocks posted further losses en route to their worst first half of a year in 50 years. Bonds didn’t fare much better. Driving the losses were the familiar factors: rising global inflation and fears of recession as central banks increased rates to try to curb soaring inflation. The Federal Reserve (Fed) raised its short-term rate by another 0.75% in June. Meanwhile, the U.S. unemployment rate held firm at 3.6% and the housing market remained only marginally affected by sharply higher mortgage rates.
“In June, stocks posted further losses en route to their worst first half of a year in 50 years. Bonds didn’t fare much better. Driving the losses were the familiar factors: rising global inflation and fears of recession as central banks increased rates to try to curb soaring inflation.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring Growth Balanced Fund

Letter to shareholders (unaudited)
Markets rebounded in July, led by U.S. stocks. While evidence began to point to an economic slowdown after two consecutive quarters of declining gross domestic product (economic contraction),  the U.S. labor market remained surprisingly strong: July nonfarm payrolls grew by more than 500,000 and U.S. unemployment dipped to 3.5%. Meanwhile, crude oil and retail gasoline prices, major contributors to recent overall inflation, fell substantially from earlier highs. And while U.S. home prices rose, sales fell as houses became less affordable with mortgage rates at a 13-year high. The Fed raised the federal funds rate another 0.75% in July—to a range of 2.25% to 2.50%—and forecasts pointed to further rate hikes.
August was yet another broadly challenging month for financial markets, with more red ink flowing. High inflation persisted, cresting 9% in the eurozone on an annual basis and remaining above 8% in the U.S. despite the Fed’s aggressive monetary policy and a major drop in global crude oil and gasoline prices from their June peak. One positive note was the resilience of the U.S. job market. However, the Fed’s job was clearly not complete. One longer-term bright spot was the U.S. Congress’s passage of the Inflation Reduction Act. Its primary stated goals include: to reduce inflation (though not immediately) by curbing the deficit, capping health care spending by seniors, and investing in domestic sources of clean energy.
The market misery continued in September. There was nowhere to hide as all asset classes suffered major losses at the hands of persistent inflation. Central banks kept up their battle against rapidly rising prices with more rate hikes. The strength of the U.S. dollar made things even more difficult for investors holding assets in other currencies. U.S. mortgage rates jumped to near 7% on 30-year fixed-rate mortgages; the decreased housing affordability began to cool demand somewhat. The U.K. experienced a sharp sell-off of government bonds and the British pound in September as investors panicked in response to a new government budget that was seen as financially unsound. The market meltdown forced the Bank of England to step in and buy long-dated government bonds.
Equities had a reprieve in October after two months of sharp declines. Value stocks and small caps fared best. Globally, developed markets outpaced emerging market equities, which were hurt by weakness among Chinese stocks. Central banks continued to try to curtail high inflation with aggressive interest rate hikes. Geopolitical risks persisted, including the ongoing Russia-Ukraine war and economic, financial market, and political turmoil in the U.K., which led to a second prime ministerial change in six weeks, as Rishi Sunak replaced Liz Truss in late October. Concerns over Europe’s energy crisis eased, for now, thanks to unseasonably warm weather and plentiful gas on hand. The U.S. labor market continued its resilience against rising prices, as unemployment stood at 3.7%, near a record low.
Stocks and bonds rallied in November, with emerging market equities gaining nearly 15% and developed market equities returning 7%. The S&P 500 Index rose 5.6% in November. Bonds also had positive monthly returns. Economic news was encouraging, driven by U.S. labor market strength. Although central banks kept raising rates, expectations grew regarding an impending easing in the pace of rate hikes and a possible end to central bank monetary tightening in 2023. Although inflation remained at record highs in the eurozone, with a 10.6% annual increase in October, Germany’s producer prices decreased 4.2% annually, signaling a possible decline in inflationary pressures. Meanwhile, U.S. inflation continued to moderate, with a 7.1% annual price rise in November and a monthly price increase of just 0.1%. China’s economic data remained weak, reflecting its zero-COVID-19 policy.

Allspring Growth Balanced Fund  |  3

Letter to shareholders (unaudited)
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

4  |  Allspring Growth Balanced Fund

This page is intentionally left blank.

Performance highlights (unaudited)
Investment objective	The Fund seeks total return, consisting of capital appreciation and current income.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Kandarp R. Acharya, CFA®‡, FRM, Petros N. Bocray, CFA®‡, FRM, Travis L. Keshemberg, CFA®‡, CIPM, FRM

Average annual total returns (%) as of November 30, 2022
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (WFGBX)	10-14-1998	-15.99	3.41	6.83	-10.87	4.64	7.47	1.24	1.13
Class C (WFGWX)	10-1-1998	-12.50	3.87	6.84	-11.50	3.87	6.84	1.99	1.88
Administrator Class (NVGBX)	11-11-1994	–	–	–	-10.68	4.84	7.71	1.16	0.95
Growth Balanced Blended Index[3]	–	–	–	–	-11.41	5.31	7.68	–	–
Bloomberg U.S. Aggregate Bond Index[4]	–	–	–	–	-12.84	0.21	1.09	–	–
MSCI ACWI ex USA Index (Net)[5]	–	–	–	–	-11.87	1.48	4.23	–	–
Russell 3000® Index[6]	–	–	–	–	-10.80	10.33	12.95	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.43% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.
[2]	The manager has contractually committed through September 30, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.13% for Class A, 1.88% for Class C, and 0.95% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Source: Allspring Funds Management, LLC. The Growth Balanced Blended Index is composed 45% of the Russell 3000® Index, 35% of the Bloomberg U.S. Aggregate Bond Index, and 20% of the MSCI ACWI ex USA Index (Net). Prior to November 30, 2017, the Growth Balanced Blended Index was composed 35% of the Bloomberg U.S. Aggregate Bond Index, 16.25% of the Russell 1000® Growth Index, 16.25% of the Russell 1000® Value Index, 16.25% of the S&P 500 Index, 9.75% of the MSCI EAFE Index (Net), and 6.50% of the Russell 2000® Index. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market- capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Allspring Growth Balanced Fund

Performance highlights (unaudited)
Footnotes continued from previous page
[6]	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.
Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. This fund is exposed to foreign investment risk, mortgage- and asset-backed securities risk, and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Allspring Growth Balanced Fund  |  7

Performance highlights (unaudited)
Ten largest holdings (%) as of November 30, 2022[1]
Allspring Managed Fixed Income Portfolio	21.00
Allspring Disciplined U.S. Core Fund Class R6	13.81
Allspring Large Company Value Portfolio	11.76
Allspring Diversified Large Cap Growth Portfolio	11.11
Allspring Disciplined International Developed Markets Portfolio	8.95
Allspring Core Bond Portfolio	6.52
iShares Core MSCI EAFE ETF	4.10
Allspring C&B Large Cap Value Portfolio	3.53
Allspring Real Return Portfolio	3.38
Allspring Factor Enhanced International Equity Portfolio	3.32
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.
Allocation (%) as of November 30, 2022
	Neutral allocation	Effective allocation[1]
Bond Funds	35	42
Stock Funds	65	65
Effective Cash	0	(7)
[1]	Effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. Effective allocations are subject to change and may have changed since the date specified.

8  |  Allspring Growth Balanced Fund

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2022 to November 30, 2022.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 6-1-2022	Ending account value 11-30-2022	Expenses paid during the period[1,2]	Annualized net expense ratio[2]
Class A
Actual	$1,000.00	$ 978.89	$5.21	1.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$5.32	1.05%
Class C
Actual	$1,000.00	$ 975.35	$8.91	1.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.04	$9.10	1.80%
Administrator Class
Actual	$1,000.00	$ 979.92	$4.27	0.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.76	$4.36	0.86%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 183 divided by 365 (to reflect the one-half-year period).
2 Amounts reflect net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

Allspring Growth Balanced Fund  |  9

Portfolio of investments—November 30, 2022 (unaudited)

		Shares	Value
Investment companies: 99.12%
Affiliated master portfolios: 75.91%
Allspring C&B Large Cap Value Portfolio			$ 6,732,950
Allspring Core Bond Portfolio			12,427,631
Allspring Disciplined International Developed Markets Portfolio			17,042,686
Allspring Diversified Large Cap Growth Portfolio			21,157,917
Allspring Emerging Growth Portfolio			2,108,075
Allspring Factor Enhanced Emerging Markets Equity Portfolio			2,623,274
Allspring Factor Enhanced International Equity Portfolio			6,316,896
Allspring Large Company Value Portfolio			22,395,117
Allspring Managed Fixed Income Portfolio			40,000,958
Allspring Real Return Portfolio			6,434,675
Allspring Small Company Growth Portfolio			2,085,008
Allspring Small Company Value Portfolio			5,250,804
			144,575,991
Exchange-traded funds: 6.72%
iShares Core MSCI EAFE ETF		123,713	7,800,105
iShares Core U.S. Aggregate Bond ETF		50,779	4,991,068
			12,791,173
Stock funds: 16.49%
Allspring Disciplined U.S. Core Fund Class R6 ♠		1,266,050	26,308,519
Allspring Emerging Markets Equity Fund Class R6 ♠		106,382	2,557,428
Allspring Emerging Markets Equity Income Fund Class R6 ♠		248,562	2,550,251
			31,416,198
Total Investment companies (Cost $172,282,993)			188,783,362
Total investments in securities (Cost $172,282,993)	99.12%		188,783,362
Other assets and liabilities, net	0.88		1,669,608
Total net assets	100.00%		$190,452,970

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period
Investment companies
Allspring Disciplined U.S. Core Fund Class R6	$27,300,335	$572,525	$(1,206,489)	$ (15,140)	$ (342,712)	$ 26,308,519
Allspring Emerging Markets Equity Fund Class R6	2,608,804	122,573	(14,161)	(7,356)	(152,432)	2,557,428
Allspring Emerging Markets Equity Income Fund Class R6	2,716,244	130,184	(11,145)	(3,225)	(281,807)	2,550,251
				$(25,721)	$(776,951)	$31,416,198

The accompanying notes are an integral part of these financial statements.

10  |  Allspring Growth Balanced Fund

Portfolio of investments—November 30, 2022 (unaudited)

	Shares, end of period	Dividends from affiliated Underlying Funds
Investment companies
Allspring Disciplined U.S. Core Fund Class R6	1,266,050	$ 0
Allspring Emerging Markets Equity Fund Class R6	106,382	0
Allspring Emerging Markets Equity Income Fund Class R6	248,562	45,623
		$45,623
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period
Allspring C&B Large Cap Value Portfolio	2.15%	2.30%	$ 297,536	$ (381,783)	$ 0	$ 71,405	$ 1,281	$ 6,732,950
Allspring Core Bond Portfolio	0.28	0.28	(647,198)	(75,224)	191,738	0	5,149	12,427,631
Allspring Disciplined International Developed Markets Portfolio	11.21	11.80	(687,657)	224,735	0	187,048	3,689	17,042,686
Allspring Diversified Large Cap Growth Portfolio	11.13	11.31	110,905	(199,074)	0	107,374	4,559	21,157,917
Allspring Emerging Growth Portfolio	0.54	0.58	(57,335)	175,852	0	2,704	1,228	2,108,075
Allspring Factor Enhanced Emerging Markets Equity Portfolio	2.00	2.24	(152,940)	(85,397)	0	55,715	1,153	2,623,274
Allspring Factor Enhanced International Equity Portfolio	1.23	1.34	(253,209)	23,740	0	71,179	2,000	6,316,896
Allspring Large Company Value Portfolio	10.96	11.47	(1,469,929)	1,173,680	0	267,427	4,439	22,395,117
Allspring Managed Fixed Income Portfolio	10.40	10.71	(488,750)	(1,862,986)	733,672	0	6,789	40,000,958
Allspring Real Return Portfolio	2.98	2.95	16,020	(434,834)	176,314	12,671	681	6,434,675
Allspring Small Company Growth Portfolio	0.27	0.30	47,939	(40,807)	0	4,146	571	2,085,008
Allspring Small Company Value Portfolio	0.94	0.87	(40,349)	23,097	0	51,431	3,617	5,250,804
			$(3,324,967)	$(1,459,001)	$1,101,724	$831,100	$35,156	$144,575,991
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
CAC 40 Index	60	12-16-2022	$ 4,122,142	$ 4,206,001	$ 83,859	$ 0
E-Mini Consumer Staples Select Sector Index	75	12-16-2022	5,511,206	5,828,250	317,044	0
10-Year U.S. Treasury Notes	166	3-22-2023	18,692,262	18,841,000	148,738	0
Short
DAX Index	(11)	12-16-2022	(3,653,809)	(4,125,927)	0	(472,118)
Euro STOXX 50 Index	(150)	12-16-2022	(5,602,465)	(6,188,969)	0	(586,504)
U.S. Ultra Treasury Bonds	(45)	3-22-2023	(6,030,344)	(6,132,656)	0	(102,312)
					$549,641	$(1,160,934)
The accompanying notes are an integral part of these financial statements.

Allspring Growth Balanced Fund  |  11

Statement of assets and liabilities—November 30, 2022 (unaudited)

Assets
Investments in affiliated Master Portfolios, at value (cost $130,554,839)	$ 144,575,991
Investments in affiliated Underlying Funds, at value (cost $26,754,455)	31,416,198
Investments in unaffiliated securities, at value (cost $14,973,699)	12,791,173
Cash	85,363
Cash at broker segregated for futures contracts	1,561,894
Receivable for daily variation margin on open futures contracts	260,962
Receivable for Fund shares sold	12,804
Receivable for investments sold	204
Prepaid expenses and other assets	43,834
Total assets	190,748,423
Liabilities
Payable for Fund shares redeemed	84,058
Payable for daily variation margin on open futures contracts	65,844
Shareholder servicing fees payable	37,812
Administration fees payable	24,251
Shareholder report expenses payable	21,494
Professional fees payable	17,084
Management fee payable	15,685
Distribution fee payable	2,930
Trustees’ fees and expenses payable	2,089
Accrued expenses and other liabilities	24,206
Total liabilities	295,453
Total net assets	$190,452,970
Net assets consist of
Paid-in capital	$ 175,926,514
Total distributable earnings	14,526,456
Total net assets	$190,452,970
Computation of net asset value and offering price per share
Net assets – Class A	$ 66,795,377
Shares outstanding – Class A1	1,484,929
Net asset value per share – Class A	$44.98
Maximum offering price per share – Class A2	$47.72
Net assets – Class C	$ 4,868,416
Shares outstanding – Class C1	130,887
Net asset value per share – Class C	$37.20
Net assets – Administrator Class	$ 118,789,177
Shares outstanding – Administrator Class[1]	3,080,825
Net asset value per share – Administrator Class	$38.56
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Growth Balanced Fund

Statement of operations—six months ended November 30, 2022 (unaudited)

Investment income
Interest allocated from affiliated Master Portfolios	$ 1,101,724
Dividends allocated from affiliated Master Portfolios (net of foreign withholding taxes of $32,874)	831,100
Dividends from unaffiliated securities	222,252
Dividends from affiliated Underlying Funds	45,623
Affiliated income allocated from affiliated Master Portfolios	35,156
Expenses allocated from affiliated Master Portfolios	(370,379)
Waivers allocated from affiliated Master Portfolios	44,165
Total investment income	1,909,641
Expenses
Management fee	282,535
Administration fees
Class A	70,159
Class C	5,261
Administrator Class	75,743
Shareholder servicing fees
Class A	83,523
Class C	6,226
Administrator Class	144,683
Distribution fee
Class C	18,679
Custody and accounting fees	7,930
Professional fees	18,720
Registration fees	24,604
Shareholder report expenses	8,095
Trustees’ fees and expenses	10,874
Other fees and expenses	2,828
Total expenses	759,860
Less: Fee waivers and/or expense reimbursements
Fund-level	(119,891)
Class A	(2,640)
Administrator Class	(68,275)
Net expenses	569,054
Net investment income	1,340,587
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Securities transactions allocated from affiliated Master Portfolios	(3,324,967)
Affiliated Underlying Funds	(25,721)
Unaffiliated securities	(187,318)
Futures contracts	1,134,257
Net realized losses on investments	(2,403,749)
Net change in unrealized gains (losses) on
Securities transactions allocated from affiliated Master Portfolios	(1,459,001)
Affiliated Underlying Funds	(776,951)
Unaffiliated securities	(412,615)
Futures contracts	(642,760)
Net change in unrealized gains (losses) on investments	(3,291,327)
Net realized and unrealized gains (losses) on investments	(5,695,076)
Net decrease in net assets resulting from operations	$(4,354,489)
The accompanying notes are an integral part of these financial statements.

Allspring Growth Balanced Fund  |  13

Statement of changes in net assets

	Six months ended November 30, 2022 (unaudited)		Year ended May 31, 2022
Operations
Net investment income		$ 1,340,587		$ 2,828,206
Net realized gains (losses) on investments		(2,403,749)		10,787,930
Net change in unrealized gains (losses) on investments		(3,291,327)		(29,404,828)
Net decrease in net assets resulting from operations		(4,354,489)		(15,788,692)
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(10,097,006)
Class C		0		(1,172,850)
Administrator Class		0		(20,615,474)
Total distributions to shareholders		0		(31,885,330)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	30,640	1,338,878	87,465	4,683,432
Class C	2,452	86,960	12,808	560,338
Administrator Class	57,778	2,166,367	133,987	6,154,188
		3,592,205		11,397,958
Reinvestment of distributions
Class A	0	0	192,468	9,901,778
Class C	0	0	27,531	1,172,634
Administrator Class	0	0	464,785	20,538,888
		0		31,613,300
Payment for shares redeemed
Class A	(98,091)	(4,237,213)	(201,168)	(10,553,283)
Class C	(28,910)	(1,068,741)	(82,846)	(3,614,242)
Administrator Class	(123,633)	(4,621,778)	(413,340)	(18,657,031)
		(9,927,732)		(32,824,556)
Net increase (decrease) in net assets resulting from capital share transactions		(6,335,527)		10,186,702
Total decrease in net assets		(10,690,016)		(37,487,320)
Net assets
Beginning of period		201,142,986		238,630,306
End of period		$190,452,970		$201,142,986
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Growth Balanced Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31
Class A	Six months ended November 30, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$45.95	$56.39	$46.33	$45.15	$47.12	$43.91
Net investment income	0.28	0.61	0.61 [1]	0.65 [1]	0.72 [1]	0.53
Net realized and unrealized gains (losses) on investments	(1.25)	(4.08)	12.62	1.80	(0.60)	3.13
Total from investment operations	(0.97)	(3.47)	13.23	2.45	0.12	3.66
Distributions to shareholders from
Net investment income	0.00	(0.53)	(0.50)	(0.47)	(1.26)	(0.45)
Net realized gains	0.00	(6.44)	(2.67)	(0.80)	(0.83)	0.00
Total distributions to shareholders	0.00	(6.97)	(3.17)	(1.27)	(2.09)	(0.45)
Net asset value, end of period	$44.98	$45.95	$56.39	$46.33	$45.15	$47.12
Total return[2]	(2.11)%	(7.41)%	29.31%	5.31%	0.53%	8.34%
Ratios to average net assets (annualized)*
Gross expenses	1.18%	1.15%	1.22%	1.32%	1.33%	1.35%
Net expenses	1.05%	1.04%	1.05%	1.04%	1.07%	1.17%
Net investment income	1.33%	1.14%	1.18%	1.40%	1.55%	1.27%
Supplemental data
Portfolio turnover rate[3]	53%	113%	140%	116%	149%	114%
Net assets, end of period (000s omitted)	$66,795	$71,327	$83,102	$68,581	$68,832	$62,473

*	Ratios include only the net expenses allocated from the affiliated Master Portfolios and do not include expenses from any other affiliated Underlying Funds. Net expenses allocated from the affiliated Master Portfolios included in the ratios were as follows:

Six months ended November 30, 2022 (unaudited)	0.35%
Year ended May 31, 2022	0.34%
Year ended May 31, 2021	0.38%
Year ended May 31, 2020	0.45%
Year ended May 31, 2019	0.47%
Year ended May 31, 2018	0.51%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the affiliated Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Allspring Growth Balanced Fund  |  15

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31
Class C	Six months ended November 30, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$38.14	$47.98	$39.81	$38.95	$40.86	$38.14
Net investment income	0.11 [1]	0.17 [1]	0.19 [1]	0.26 [1]	0.37 [1]	0.14
Net realized and unrealized gains (losses) on investments	(1.05)	(3.37)	10.80	1.54	(0.56)	2.74
Total from investment operations	(0.94)	(3.20)	10.99	1.80	(0.19)	2.88
Distributions to shareholders from
Net investment income	0.00	(0.20)	(0.15)	(0.14)	(0.89)	(0.16)
Net realized gains	0.00	(6.44)	(2.67)	(0.80)	(0.83)	0.00
Total distributions to shareholders	0.00	(6.64)	(2.82)	(0.94)	(1.72)	(0.16)
Net asset value, end of period	$37.20	$38.14	$47.98	$39.81	$38.95	$40.86
Total return[2]	(2.46)%	(8.09)%	28.35%	4.52%	(0.23)%	7.55%
Ratios to average net assets (annualized)*
Gross expenses	1.93%	1.89%	1.97%	2.07%	2.08%	2.10%
Net expenses	1.80%	1.78%	1.80%	1.79%	1.82%	1.92%
Net investment income	0.59%	0.38%	0.43%	0.64%	0.93%	0.52%
Supplemental data
Portfolio turnover rate[3]	53%	113%	140%	116%	149%	114%
Net assets, end of period (000s omitted)	$4,868	$6,001	$9,588	$10,108	$11,434	$16,649

*	Ratios include only the net expenses allocated from the affiliated Master Portfolios and do not include expenses from any other affiliated Underlying Funds. Net expenses allocated from the affiliated Master Portfolios included in the ratios were as follows:

Six months ended November 30, 2022 (unaudited)	0.35%
Year ended May 31, 2022	0.34%
Year ended May 31, 2021	0.38%
Year ended May 31, 2020	0.45%
Year ended May 31, 2019	0.48%
Year ended May 31, 2018	0.51%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the affiliated Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Growth Balanced Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31
Administrator Class	Six months ended November 30, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$39.35	$49.28	$40.83	$39.93	$42.04	$39.22
Net investment income	0.31	0.61 [1]	0.68	0.84	1.05	0.75
Net realized and unrealized gains (losses) on investments	(1.10)	(3.46)	11.03	1.41	(0.90)	2.63
Total from investment operations	(0.79)	(2.85)	11.71	2.25	0.15	3.38
Distributions to shareholders from
Net investment income	0.00	(0.64)	(0.59)	(0.55)	(1.43)	(0.56)
Net realized gains	0.00	(6.44)	(2.67)	(0.80)	(0.83)	0.00
Total distributions to shareholders	0.00	(7.08)	(3.26)	(1.35)	(2.26)	(0.56)
Net asset value, end of period	$38.56	$39.35	$49.28	$40.83	$39.93	$42.04
Total return[2]	(2.01)%	(7.25)%	29.56%	5.51%	0.70%	8.63%
Ratios to average net assets (annualized)*
Gross expenses	1.10%	1.07%	1.14%	1.24%	1.25%	1.27%
Net expenses	0.86%	0.86%	0.86%	0.86%	0.89%	0.92%
Net investment income	1.51%	1.33%	1.37%	1.57%	1.72%	1.51%
Supplemental data
Portfolio turnover rate[3]	53%	113%	140%	116%	149%	114%
Net assets, end of period (000s omitted)	$118,789	$123,815	$145,940	$129,531	$138,788	$157,889

*	Ratios include only the net expenses allocated from the affiliated Master Portfolios and do not include expenses from any other affiliated Underlying Funds. Net expenses allocated from the affiliated Master Portfolios included in the ratios were as follows:

Six months ended November 30, 2022 (unaudited)	0.35%
Year ended May 31, 2022	0.34%
Year ended May 31, 2021	0.38%
Year ended May 31, 2020	0.45%
Year ended May 31, 2019	0.47%
Year ended May 31, 2018	0.51%

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the affiliated Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Allspring Growth Balanced Fund  |  17

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Growth Balanced Fund (the "Fund") which is a diversified series of the Trust.
The Fund is a fund-of-funds that invests in various affiliated mutual funds (“Underlying Funds”) employing a multi-asset, multi-style investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. The Fund may also invest directly in securities. The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. Investments in affiliated Underlying Funds may also include investments in one or more separate diversified portfolios (collectively, the “affiliated Master Portfolios”) of Allspring Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. The Fund accounts for its investments in the affiliated Master Portfolios as partnership investments and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolios are presented in separate financial statements and may be obtained free of charge by contacting Investor Services or by visiting the SEC website at sec.gov. The financial statements of the affiliated Master Portfolios are filed with the SEC under Allspring Master Trust. The financial statements for all other affiliated Underlying Funds are also publicly available on the SEC website at sec.gov.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolios are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in underlying mutual funds (other than those listed on a foreign or domestic exchange or market) are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values and foreign exchange rates and is subject to interest rate risk, equity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the

18  |  Allspring Growth Balanced Fund

Notes to financial statements (unaudited)
Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Investment transactions, income and expenses
Investments in the affiliated Master Portfolios are recorded on a trade date basis. The Fund records daily its proportionate share of each affiliated Master Portfolio’s income, expenses and realized and unrealized gains or losses. The Fund also accrues its own expenses.
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of November 30, 2022, the aggregate cost of all investments for federal income tax purposes was $173,020,301 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$21,177,757
Gross unrealized losses	(6,025,989)
Net unrealized gains	$15,151,768
As of May 31, 2022, the Fund had current year deferred post-October capital losses consisting of $3,064,981 in short-term capital losses which was recognized in the first day of the current fiscal year.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

Allspring Growth Balanced Fund  |  19

Notes to financial statements (unaudited)
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investment companies	$ 44,207,371	$0	$0	$ 44,207,371
Investments measured at net asset value*				144,575,991
	44,207,371	0	0	188,783,362
Futures contracts	549,641	0	0	549,641
Total assets	$44,757,012	$0	$0	$189,333,003
Liabilities
Futures contracts	$ 1,160,934	$0	$0	$ 1,160,934
Total liabilities	$ 1,160,934	$0	$0	$ 1,160,934

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $144,575,991. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
For the six months ended November 30, 2022, the Fund did not have any transfers into/out of Level 3.

20  |  Allspring Growth Balanced Fund

Notes to financial statements (unaudited)
The investment objective of each affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective
Allspring C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Allspring Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Allspring Disciplined International Developed Markets Portfolio	Seeks long-term capital appreciation
Allspring Diversified Large Cap Growth Portfolio	Seeks long-term capital appreciation
Allspring Emerging Growth Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced Emerging Markets Equity Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced International Equity Portfolio	Seeks long-term capital appreciation
Allspring Large Company Value Portfolio	Seeks long-term capital appreciation
Allspring Managed Fixed Income Portfolio	Seeks consistent fixed-income return
Allspring Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Allspring Small Company Growth Portfolio	Seeks long-term capital appreciation
Allspring Small Company Value Portfolio	Seeks long-term capital appreciation
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.300%
Next $500 million	0.280
Next $2 billion	0.260
Next $2 billion	0.240
Next $5 billion	0.230
Over $10 billion	0.220
For the six months ended November 30, 2022, the management fee was equivalent to an annual rate of 0.30% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.10% and declining to 0.05% as the average daily net assets of the Fund increase.
Allspring Funds Management also serves as the adviser to each affiliated Master Portfolio and is entitled to receive a fee from each affiliated Master Portfolio for those services.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus

Allspring Growth Balanced Fund  |  21

Notes to financial statements (unaudited)
account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.21%
Class C	0.21
Administrator Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Net expenses from the affiliated Master Portfolios are included in the expense caps. Allspring Funds Management has contractually committed through September 30, 2023 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. As of November 30, 2022, the contractual expense caps are as follows:
Expense ratio caps
Class A	1.13%
Class C	1.88
Administrator Class	0.95
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended November 30, 2022, Allspring Funds Distributor received $1,160 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended November 30, 2022.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
5. INVESTMENT PORTFOLIO TRANSACTIONS
The Fund seeks to achieve its investment objective by investing in various affiliated Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying the Fund's ownership percentage in the respective affiliated Master Portfolio at the end of the period by the corresponding affiliated Master Portfolio’s purchases and sales. Purchase and sales in affiliated Underlying Funds and unaffiliated securities in which the Fund invests are actual purchases and sales of those investments. Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2022 were as follows:

22  |  Allspring Growth Balanced Fund

Notes to financial statements (unaudited)
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$19,004,571	$78,783,399	$19,549,668	$85,023,281
6. DERIVATIVE TRANSACTIONS
During the six months ended November 30, 2022, the Fund entered into futures contracts to gain market exposure to certain asset classes consistent with its asset allocation strategy. The Fund had an average notional amount of $34,212,132 in long futures contracts and $33,017,081 in short futures contracts during the six months ended November 30, 2022.
A summary of the location of derivative instruments on the financial statements by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of November 30, 2022 by primary risk type was as follows for the Fund:
	Asset derivatives		Liability derivatives
	Statement of Assets and Liabilities location	Fair value	Statement of Assets and Liabilities location	Fair value
Interest rate risk	Unrealized gains on futures contracts	$ 148,738*	Unrealized losses on futures contracts	$ 102,312*
Equity risk	Unrealized gains on futures contracts	400,903*	Unrealized losses on futures contracts	1,058,622*
		$549,641		$1,160,934

*	Amount represents cumulative unrealized gains (losses) on futures contracts as reported in the table following the Portfolio of Investments. For futures contracts, only the current day’s variation margin as of November 30, 2022 is reported separately on the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six months ended November 30, 2022 was as follows:
	Net realized gains (losses) on derivatives	Net change in unrealized gains (losses) on derivatives
Interest rate risk	$ 64,096	$ 40,612
Equity risk	1,360,884	(632,622)
Foreign currency risk	(290,723)	(50,750)
	$1,134,257	$(642,760)
7. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee equal based on the unused balance is allocated to each participating fund.
For the six months ended November 30, 2022, there were no borrowings by the Fund under the agreement.
8. MARKET RISKS
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

Allspring Growth Balanced Fund  |  23

Notes to financial statements (unaudited)
9. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

24  |  Allspring Growth Balanced Fund

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Growth Balanced Fund  |  25

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 125 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

26  |  Allspring Growth Balanced Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner, Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner, Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination Medical Center Corporation. Board member of the Minnesota Wild Foundation.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Allspring Growth Balanced Fund  |  27

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

28  |  Allspring Growth Balanced Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-12142022-m7b1c4h0 01-23
SA278/SAR278 11-22

Semi-Annual Report
November 30, 2022
Allspring Moderate Balanced Fund

The views expressed and any forward-looking statements are as of November 30, 2022, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Moderate Balanced Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Moderate Balanced Fund for the six-month period that ended November 30, 2022. Globally, stocks and bonds experienced heightened volatility and generally negative returns through the challenging period.  Non-U.S. securities fared the worst as the global economy faced multiple challenges and the strength of the U.S. dollar eroded already-poor returns of non-U.S.-dollar-denominated assets.
Earlier tailwinds provided by global stimulus programs, vaccination rollouts, and recovering consumer and corporate sentiment were wiped away by the highest rate of inflation in four decades, the impact of ongoing aggressive central bank rate hikes and the prospect of more, plus the global reverberations of the Russia-Ukraine war. The already-significant global supply-chain disruptions were compounded by China’s COVID-19 lockdowns.
For the six-month period, both stocks and bonds registered major losses, with even U.S. bonds suffering deep losses and other assets faring worse. For the period, U.S. stocks, based on the S&P 500 Index,1 lost 0.40%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -5.18%, while the MSCI EM Index (Net) (USD)3 declined 8.15%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned -4.06%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 returned -8.22%, the Bloomberg Municipal Bond Index6 declined 1.43%, and the ICE BofA U.S. High Yield Index7 fell 2.97%.
Rising inflation and economic fallout from the Russia-Ukraine war drove markets.
In June, stocks posted further losses en route to their worst first half of a year in 50 years. Bonds didn’t fare much better. Driving the losses were the familiar factors: rising global inflation and fears of recession as central banks increased rates to try to curb soaring inflation. The Federal Reserve (Fed) raised its short-term rate by another 0.75% in June. Meanwhile, the U.S. unemployment rate held firm at 3.6% and the housing market remained only marginally affected by sharply higher mortgage rates.
“In June, stocks posted further losses en route to their worst first half of a year in 50 years. Bonds didn’t fare much better. Driving the losses were the familiar factors: rising global inflation and fears of recession as central banks increased rates to try to curb soaring inflation.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring Moderate Balanced Fund

Letter to shareholders (unaudited)
Markets rebounded in July, led by U.S. stocks. While evidence began to point to an economic slowdown after two consecutive quarters of declining gross domestic product (economic contraction),  the U.S. labor market remained surprisingly strong: July nonfarm payrolls grew by more than 500,000 and U.S. unemployment dipped to 3.5%. Meanwhile, crude oil and retail gasoline prices, major contributors to recent overall inflation, fell substantially from earlier highs. And while U.S. home prices rose, sales fell as houses became less affordable with mortgage rates at a 13-year high. The Fed raised the federal funds rate another 0.75% in July—to a range of 2.25% to 2.50%—and forecasts pointed to further rate hikes.
August was yet another broadly challenging month for financial markets, with more red ink flowing. High inflation persisted, cresting 9% in the eurozone on an annual basis and remaining above 8% in the U.S. despite the Fed’s aggressive monetary policy and a major drop in global crude oil and gasoline prices from their June peak. One positive note was the resilience of the U.S. job market. However, the Fed’s job was clearly not complete. One longer-term bright spot was the U.S. Congress’s passage of the Inflation Reduction Act. Its primary stated goals include: to reduce inflation (though not immediately) by curbing the deficit, capping health care spending by seniors, and investing in domestic sources of clean energy.
The market misery continued in September. There was nowhere to hide as all asset classes suffered major losses at the hands of persistent inflation. Central banks kept up their battle against rapidly rising prices with more rate hikes. The strength of the U.S. dollar made things even more difficult for investors holding assets in other currencies. U.S. mortgage rates jumped to near 7% on 30-year fixed-rate mortgages; the decreased housing affordability began to cool demand somewhat. The U.K. experienced a sharp sell-off of government bonds and the British pound in September as investors panicked in response to a new government budget that was seen as financially unsound. The market meltdown forced the Bank of England to step in and buy long-dated government bonds.
Equities had a reprieve in October after two months of sharp declines. Value stocks and small caps fared best. Globally, developed markets outpaced emerging market equities, which were hurt by weakness among Chinese stocks. Central banks continued to try to curtail high inflation with aggressive interest rate hikes. Geopolitical risks persisted, including the ongoing Russia-Ukraine war and economic, financial market, and political turmoil in the U.K., which led to a second prime ministerial change in six weeks, as Rishi Sunak replaced Liz Truss in late October. Concerns over Europe’s energy crisis eased, for now, thanks to unseasonably warm weather and plentiful gas on hand. The U.S. labor market continued its resilience against rising prices, as unemployment stood at 3.7%, near a record low.
Stocks and bonds rallied in November, with emerging market equities gaining nearly 15% and developed market equities returning 7%. The S&P 500 Index rose 5.6% in November. Bonds also had positive monthly returns. Economic news was encouraging, driven by U.S. labor market strength. Although central banks kept raising rates, expectations grew regarding an impending easing in the pace of rate hikes and a possible end to central bank monetary tightening in 2023. Although inflation remained at record highs in the eurozone, with a 10.6% annual increase in October, Germany’s producer prices decreased 4.2% annually, signaling a possible decline in inflationary pressures. Meanwhile, U.S. inflation continued to moderate, with a 7.1% annual price rise in November and a monthly price increase of just 0.1%. China’s economic data remained weak, reflecting its zero-COVID-19 policy.

Allspring Moderate Balanced Fund  |  3

Letter to shareholders (unaudited)
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

4  |  Allspring Moderate Balanced Fund

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Performance highlights (unaudited)
Investment objective	The Fund seeks total return, consisting of current income and capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Kandarp R. Acharya, CFA®‡, FRM, Petros N. Bocray, CFA®‡, FRM, Travis L. Keshemberg, CFA®‡, CIPM, FRM

Average annual total returns (%) as of November 30, 2022
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (WFMAX)	1-30-2004	-15.28	2.24	4.67	-10.11	3.45	5.29	1.26	1.15
Class C (WFBCX)	1-30-2004	-11.76	2.68	4.68	-10.76	2.68	4.68	2.01	1.90
Administrator Class (NVMBX)	11-11-1994	–	–	–	-9.85	3.72	5.56	1.18	0.90
Institutional Class (WFMYX)[3]	7-31-2018	–	–	–	-9.77	3.81	5.61	0.93	0.80
Moderate Balanced Blended Index[4]	–	–	–	–	-9.67	4.14	5.43	–	–
Bloomberg U.S. Aggregate Bond Index[5]	–	–	–	–	-12.84	0.21	1.09	–	–
Bloomberg U.S. Short Treasury 9-12 Months Index[6]	–	–	–	–	-0.90	1.13	0.77	–	–
MSCI EAFE Index (Net)[7]	–	–	–	–	-10.14	1.85	4.99	–	–
Russell 1000® Growth Index[8]	–	–	–	–	-21.64	12.92	15.01	–	–
Russell 1000® Value Index[9]	–	–	–	–	2.42	7.86	10.97	–	–
Russell 2000® Index[10]	–	–	–	–	-13.01	5.45	10.13	–	–
S&P 500 Index[11]	–	–	–	–	-9.21	10.98	13.34	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.39% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.
[2]	The manager has contractually committed through September 30, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.15% for Class A, 1.90% for Class C, 0.90% for Administrator Class, and 0.80% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense caps. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns for the Institutional Class shares would be higher.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Allspring Moderate Balanced Fund

Performance highlights (unaudited)
Footnotes continued from previous page
[4]	Source: Allspring Funds Management, LLC. The Moderate Balanced Blended Index is composed 45% of the Bloomberg U.S. Aggregate Bond Index, 15% of the Bloomberg U.S. Short Treasury 9-12 Months Index, 10% of the Russell 1000® Growth Index, 10% of the Russell 1000® Value Index, 10% of the S&P 500 Index, 6% of the MSCI EAFE Index (Net), and 4% of the Russell 2000® Index. You cannot invest directly in an index.
[5]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[6]	The Bloomberg U.S. Short Treasury 9–12 Months Index is an unmanaged index that includes aged U.S. Treasury bills, notes, and bonds with a remaining maturity from 9 up to (but not including) 12 months. It excludes zero-coupon STRIPS. You cannot invest directly in an index.
[7]	The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (Net) is a free-float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. Source: MSCI. MSCI makes no express or implied representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[8]	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price/book ratios and higher forecasted growth values. You cannot invest directly in an index.
[9]	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price/book ratios and lower forecasted growth values. You cannot invest directly in an index.
[10]	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.
[11]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to mortgage- and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Allspring Moderate Balanced Fund  |  7

Performance highlights (unaudited)
Ten largest holdings (%) as of November 30, 2022[1]
Allspring Managed Fixed Income Portfolio	28.52
Allspring Conservative Income Fund Institutional Class	14.42
Allspring Disciplined Large Cap Portfolio	8.47
Allspring Core Bond Portfolio	8.32
Allspring Diversified Large Cap Growth Portfolio	7.94
Allspring Large Company Value Portfolio	7.66
Allspring Real Return Portfolio	4.43
Allspring C&B Large Cap Value Portfolio	3.85
Allspring Disciplined International Developed Markets Portfolio	3.09
iShares Core U.S. Aggregate Bond ETF	2.66
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.
Allocation (%) as of November 30, 2022
	Neutral allocation	Effective allocation[1]
Bond Funds	60	67
Stock Funds	40	40
Effective Cash	0	(7)
[1]	Effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. Effective allocations are subject to change and may have changed since the date specified.

8  |  Allspring Moderate Balanced Fund

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2022 to November 30, 2022.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 6-1-2022	Ending account value 11-30-2022	Expenses paid during the period[1,2]	Annualized net expense ratio[2]
Class A
Actual	$1,000.00	$ 980.15	$5.16	1.04%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.85	$5.27	1.04%
Class C
Actual	$1,000.00	$ 976.37	$8.87	1.79%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.09	$9.05	1.79%
Administrator Class
Actual	$1,000.00	$ 981.43	$3.87	0.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.16	$3.95	0.78%
Institutional Class
Actual	$1,000.00	$ 981.97	$3.43	0.69%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.61	$3.50	0.69%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 183 divided by 365 (to reflect the one-half-year period).
2 Amounts reflect net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

Allspring Moderate Balanced Fund  |  9

Portfolio of investments—November 30, 2022 (unaudited)

		Shares	Value
Investment companies: 99.03%
Affiliated master portfolios: 78.20%
Allspring C&B Large Cap Value Portfolio			$ 4,139,466
Allspring Core Bond Portfolio			8,950,705
Allspring Disciplined International Developed Markets Portfolio			3,323,127
Allspring Disciplined Large Cap Portfolio			9,111,652
Allspring Diversified Large Cap Growth Portfolio			8,545,014
Allspring Emerging Growth Portfolio			1,086,471
Allspring Factor Enhanced Emerging Markets Equity Portfolio			935,126
Allspring Factor Enhanced International Equity Portfolio			1,105,217
Allspring Large Company Value Portfolio			8,233,418
Allspring Managed Fixed Income Portfolio			30,673,346
Allspring Real Return Portfolio			4,765,727
Allspring Small Company Growth Portfolio			1,066,151
Allspring Small Company Value Portfolio			2,171,412
			84,106,832
Bond funds: 14.42%
Allspring Conservative Income Fund Institutional Class ♠		1,577,504	15,506,861
Exchange-traded funds: 4.71%
iShares Core MSCI EAFE ETF		35,062	2,210,659
iShares Core U.S. Aggregate Bond ETF		29,097	2,859,944
			5,070,603
Stock funds: 1.70%
Allspring Emerging Markets Equity Fund Class R6 ♠		38,057	914,902
Allspring Emerging Markets Equity Income Fund Class R6 ♠		88,820	911,295
			1,826,197
Total Investment companies (Cost $103,140,219)			106,510,493
Total investments in securities (Cost $103,140,219)	99.03%		106,510,493
Other assets and liabilities, net	0.97		1,039,836
Total net assets	100.00%		$107,550,329

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Moderate Balanced Fund

Portfolio of investments—November 30, 2022 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period
Investment companies
Allspring Conservative Income Fund Institutional Class	$18,019,461	$179,968	$(2,572,496)	$ (34,209)	$ (85,863)	$ 15,506,861
Allspring Emerging Markets Equity Fund Class R6	963,943	38,444	(29,203)	(11,416)	(46,866)	914,902
Allspring Emerging Markets Equity Income Fund Class R6	994,083	54,165	(34,723)	(6,338)	(95,892)	911,295
				$(51,963)	$(228,621)	$17,333,058

	Shares, end of period	Dividends from affiliated Underlying Funds
Investment companies
Allspring Conservative Income Fund Institutional Class	1,577,504	$ 179,637
Allspring Emerging Markets Equity Fund Class R6	38,057	0
Allspring Emerging Markets Equity Income Fund Class R6	88,820	16,465
		$196,102
The accompanying notes are an integral part of these financial statements.

Allspring Moderate Balanced Fund  |  11

Portfolio of investments—November 30, 2022 (unaudited)

Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period
Allspring C&B Large Cap Value Portfolio	1.35%	1.28%	$ 186,644	$ (231,836)	$ 0	$ 44,146	$ 801	$ 4,139,466
Allspring Core Bond Portfolio	0.20	0.20	(464,748)	(44,621)	136,243	0	3,693	8,950,705
Allspring Disciplined International Developed Markets Portfolio	2.23	2.01	(134,972)	49,347	0	36,620	728	3,323,127
Allspring Disciplined Large Cap Portfolio	3.61	3.42	259,545	(367,717)	0	83,789	1,793	9,111,652
Allspring Diversified Large Cap Growth Portfolio	4.48	3.65	42,888	(41,674)	0	43,064	1,849	8,545,014
Allspring Emerging Growth Portfolio	0.27	0.14	(29,062)	91,821	0	1,372	627	1,086,471
Allspring Factor Enhanced Emerging Markets Equity Portfolio	0.73	0.62	(54,318)	(31,595)	0	20,082	413	935,126
Allspring Factor Enhanced International Equity Portfolio	0.22	0.19	(44,776)	5,933	0	12,508	354	1,105,217
Allspring Large Company Value Portfolio	4.12	3.61	(549,281)	454,986	0	99,094	1,659	8,233,418
Allspring Managed Fixed Income Portfolio	8.04	7.88	(374,053)	(1,390,304)	561,019	0	5,221	30,673,346
Allspring Real Return Portfolio	2.24	2.52	12,001	(313,960)	129,021	9,350	508	4,765,727
Allspring Small Company Growth Portfolio	0.14	0.10	24,338	(17,650)	0	2,093	290	1,066,151
Allspring Small Company Value Portfolio	0.40	0.45	(17,046)	15,186	0	21,367	1,494	2,171,412
			$(1,142,840)	$(1,822,084)	$826,283	$373,485	$19,430	$84,106,832
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
CAC 40 Index	34	12-16-2022	$ 2,335,880	$ 2,383,401	$ 47,521	$ 0
E-Mini Consumer Staples Select Sector Index	44	12-16-2022	3,233,241	3,419,240	185,999	0
10-Year U.S. Treasury Notes	93	3-22-2023	10,472,170	10,555,500	83,330	0
Short
DAX Index	(7)	12-16-2022	(2,325,151)	(2,625,590)	0	(300,439)
Euro STOXX 50 Index	(86)	12-16-2022	(3,212,021)	(3,548,342)	0	(336,321)
U.S. Ultra Treasury Bonds	(26)	3-22-2023	(3,484,199)	(3,543,313)	0	(59,114)
					$316,850	$(695,874)
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Moderate Balanced Fund

Statement of assets and liabilities—November 30, 2022 (unaudited)

Assets
Investments in affiliated Master Portfolios, at value (cost $79,723,112)	$ 84,106,832
Investments in affiliated Underlying Funds, at value (cost $17,506,316)	17,333,058
Investments in unaffiliated securities, at value (cost $5,910,791)	5,070,603
Cash	39,315
Cash at broker segregated for futures contracts	911,937
Receivable for daily variation margin on open futures contracts	149,955
Receivable for Fund shares sold	59,293
Receivable for dividends	37,794
Receivable for investments sold	9,251
Prepaid expenses and other assets	54,447
Total assets	107,772,485
Liabilities
Payable for Fund shares redeemed	75,336
Payable for investments purchased	39,153
Payable for daily variation margin on open futures contracts	38,851
Professional fees payable	15,360
Administration fees payable	13,681
Shareholder report expenses payable	12,146
Management fee payable	4,363
Distribution fee payable	3,196
Trustees’ fees and expenses payable	2,193
Accrued expenses and other liabilities	17,877
Total liabilities	222,156
Total net assets	$107,550,329
Net assets consist of
Paid-in capital	$ 102,577,519
Total distributable earnings	4,972,810
Total net assets	$107,550,329
Computation of net asset value and offering price per share
Net assets – Class A	$ 32,989,634
Shares outstanding – Class A1	1,712,795
Net asset value per share – Class A	$19.26
Maximum offering price per share – Class A2	$20.44
Net assets – Class C	$ 5,306,458
Shares outstanding – Class C1	285,475
Net asset value per share – Class C	$18.59
Net assets – Administrator Class	$ 19,616,841
Shares outstanding – Administrator Class[1]	1,003,554
Net asset value per share – Administrator Class	$19.55
Net assets – Institutional Class	$ 49,637,396
Shares outstanding – Institutional Class[1]	2,531,659
Net asset value per share – Institutional Class	$19.61
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Allspring Moderate Balanced Fund  |  13

Statement of operations—six months ended November 30, 2022 (unaudited)

Investment income
Interest allocated from affiliated Master Portfolios	$ 826,283
Dividends allocated from affiliated Master Portfolios (net of foreign withholding taxes of $8,725)	373,485
Dividends from affiliated Underlying Funds	196,102
Dividends from unaffiliated securities	80,726
Affiliated income allocated from affiliated Master Portfolios	19,430
Expenses allocated from affiliated Master Portfolios	(205,658)
Waivers allocated from affiliated Master Portfolios	24,025
Total investment income	1,314,393
Expenses
Management fee	162,411
Administration fees
Class A	34,341
Class C	5,613
Administrator Class	13,456
Institutional Class	32,190
Shareholder servicing fees
Class A	40,882
Class C	6,667
Administrator Class	21,638
Distribution fee
Class C	20,001
Custody and accounting fees	9,611
Professional fees	21,855
Registration fees	34,274
Shareholder report expenses	8,081
Trustees’ fees and expenses	10,873
Other fees and expenses	994
Total expenses	422,887
Less: Fee waivers and/or expense reimbursements
Fund-level	(113,642)
Class A	(922)
Administrator Class	(14,704)
Institutional Class	(5,693)
Net expenses	287,926
Net investment income	1,026,467
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Securities transactions allocated from affiliated Master Portfolios	(1,142,840)
Affiliated Underlying Funds	(51,963)
Unaffiliated securities	(80,487)
Futures contracts	657,562
Net realized losses on investments	(617,728)
Net change in unrealized gains (losses) on
Securities transactions allocated from affiliated Master Portfolios	(1,822,084)
Affiliated Underlying Funds	(228,621)
Unaffiliated securities	(162,034)
Futures contracts	(404,483)
Net change in unrealized gains (losses) on investments	(2,617,222)
Net realized and unrealized gains (losses) on investments	(3,234,950)
Net decrease in net assets resulting from operations	$(2,208,483)
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Moderate Balanced Fund

Statement of changes in net assets

	Six months ended November 30, 2022 (unaudited)		Year ended May 31, 2022
Operations
Net investment income		$ 1,026,467		$ 1,488,209
Net realized gains (losses) on investments		(617,728)		4,657,358
Net change in unrealized gains (losses) on investments		(2,617,222)		(14,729,750)
Net decrease in net assets resulting from operations		(2,208,483)		(8,584,183)
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(3,868,924)
Class C		0		(643,902)
Administrator Class		0		(7,300,294)
Institutional Class		0		(1,611,488)
Total distributions to shareholders		0		(13,424,608)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	114,965	2,151,040	194,763	4,339,052
Class C	28,235	513,149	77,990	1,716,267
Administrator Class	29,668	568,717	186,756	4,236,804
Institutional Class	84,015	1,604,343	2,280,595	47,694,894
		4,837,249		57,987,017
Reinvestment of distributions
Class A	0	0	171,433	3,722,882
Class C	0	0	30,756	643,772
Administrator Class	0	0	330,130	7,273,495
Institutional Class	0	0	72,918	1,611,488
		0		13,251,637
Payment for shares redeemed
Class A	(142,616)	(2,678,601)	(289,386)	(6,396,781)
Class C	(40,009)	(726,046)	(139,167)	(3,030,276)
Administrator Class	(250,729)	(4,934,632)	(2,328,139)	(48,484,933)
Institutional Class	(188,841)	(3,637,053)	(475,121)	(10,947,858)
		(11,976,332)		(68,859,848)
Net increase (decrease) in net assets resulting from capital share transactions		(7,139,083)		2,378,806
Total decrease in net assets		(9,347,566)		(19,629,985)
Net assets
Beginning of period		116,897,895		136,527,880
End of period		$107,550,329		$116,897,895
The accompanying notes are an integral part of these financial statements.

Allspring Moderate Balanced Fund  |  15

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31
Class A	Six months ended November 30, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$19.65	$23.45	$20.87	$20.35	$22.73	$23.47
Net investment income	0.16	0.23	0.25	0.30	0.36 [1]	0.29
Net realized and unrealized gains (losses) on investments	(0.55)	(1.64)	3.62	0.86	0.11	0.97
Total from investment operations	(0.39)	(1.41)	3.87	1.16	0.47	1.26
Distributions to shareholders from
Net investment income	0.00	(0.20)	(0.24)	(0.35)	(0.42)	(0.32)
Net realized gains	0.00	(2.19)	(1.05)	(0.29)	(2.43)	(1.68)
Total distributions to shareholders	0.00	(2.39)	(1.29)	(0.64)	(2.85)	(2.00)
Net asset value, end of period	$19.26	$19.65	$23.45	$20.87	$20.35	$22.73
Total return[2]	(1.98)%	(6.93)%	18.90%	5.65%	2.68%	5.38%
Ratios to average net assets (annualized)*
Gross expenses	1.25%	1.20%	1.24%	1.30%	1.31%	1.33%
Net expenses	1.04%	1.07%	1.09%	1.08%	1.12%	1.13%
Net investment income	1.73%	0.99%	0.93%	1.43%	1.65%	1.42%
Supplemental data
Portfolio turnover rate[3]	46%	110%	119%	119%	191%	113%
Net assets, end of period (000s omitted)	$32,990	$34,201	$39,005	$31,334	$30,132	$31,980

*	Ratios include only the net expenses allocated from the affiliated Master Portfolios and do not include expenses from any other affiliated Underlying Funds. Net expenses allocated from the affiliated Master Portfolios included in the ratios were as follows:

Six months ended November 30, 2022 (unaudited)	0.34%
Year ended May 31, 2022	0.33%
Year ended May 31, 2021	0.34%
Year ended May 31, 2020	0.37%
Year ended May 31, 2019	0.40%
Year ended May 31, 2018	0.44%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the affiliated Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Moderate Balanced Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31
Class C	Six months ended November 30, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$19.04	$22.78	$20.30	$19.80	$22.20	$22.97
Net investment income	0.09 [1]	0.05 [1]	0.04 [1]	0.09	0.12	0.10
Net realized and unrealized gains (losses) on investments	(0.54)	(1.58)	3.55	0.88	0.18	0.95
Total from investment operations	(0.45)	(1.53)	3.59	0.97	0.30	1.05
Distributions to shareholders from
Net investment income	0.00	(0.02)	(0.06)	(0.18)	(0.27)	(0.14)
Net realized gains	0.00	(2.19)	(1.05)	(0.29)	(2.43)	(1.68)
Total distributions to shareholders	0.00	(2.21)	(1.11)	(0.47)	(2.70)	(1.82)
Net asset value, end of period	$18.59	$19.04	$22.78	$20.30	$19.80	$22.20
Total return[2]	(2.36)%	(7.60)%	18.01%	4.89%	1.90%	4.56%
Ratios to average net assets (annualized)*
Gross expenses	2.00%	1.94%	1.99%	2.05%	2.06%	2.08%
Net expenses	1.79%	1.83%	1.84%	1.84%	1.87%	1.88%
Net investment income	0.97%	0.23%	0.19%	0.69%	0.89%	0.66%
Supplemental data
Portfolio turnover rate[3]	46%	110%	119%	119%	191%	113%
Net assets, end of period (000s omitted)	$5,306	$5,658	$7,463	$7,935	$8,509	$10,260

*	Ratios include only the net expenses allocated from the affiliated Master Portfolios and do not include expenses from any other affiliated Underlying Funds. Net expenses allocated from the affiliated Master Portfolios included in the ratios were as follows:

Six months ended November 30, 2022 (unaudited)	0.34%
Year ended May 31, 2022	0.33%
Year ended May 31, 2021	0.34%
Year ended May 31, 2020	0.37%
Year ended May 31, 2019	0.40%
Year ended May 31, 2018	0.44%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the affiliated Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Allspring Moderate Balanced Fund  |  17

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31
Administrator Class	Six months ended November 30, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$19.92	$23.73	$21.10	$20.56	$22.94	$23.68
Net investment income	0.19 [1]	0.27 [1]	0.38	0.35 [1]	0.41 [1]	0.38
Net realized and unrealized gains (losses) on investments	(0.56)	(1.64)	3.59	0.88	0.12	0.94
Total from investment operations	(0.37)	(1.37)	3.97	1.23	0.53	1.32
Distributions to shareholders from
Net investment income	0.00	(0.25)	(0.29)	(0.40)	(0.48)	(0.38)
Net realized gains	0.00	(2.19)	(1.05)	(0.29)	(2.43)	(1.68)
Total distributions to shareholders	0.00	(2.44)	(1.34)	(0.69)	(2.91)	(2.06)
Net asset value, end of period	$19.55	$19.92	$23.73	$21.10	$20.56	$22.94
Total return[2]	(1.86)%	(6.67)%	19.19%	5.94%	2.95%	5.59%
Ratios to average net assets (annualized)*
Gross expenses	1.13%	1.11%	1.17%	1.22%	1.23%	1.25%
Net expenses	0.78%	0.83%	0.84%	0.83%	0.87%	0.88%
Net investment income	1.98%	1.19%	1.21%	1.69%	1.88%	1.67%
Supplemental data
Portfolio turnover rate[3]	46%	110%	119%	119%	191%	113%
Net assets, end of period (000s omitted)	$19,617	$24,391	$72,033	$78,538	$78,209	$112,302

*	Ratios include only the net expenses allocated from the affiliated Master Portfolios and do not include expenses from any other affiliated Underlying Funds. Net expenses allocated from the affiliated Master Portfolios included in the ratios were as follows:

Six months ended November 30, 2022 (unaudited)	0.34%
Year ended May 31, 2022	0.33%
Year ended May 31, 2021	0.34%
Year ended May 31, 2020	0.37%
Year ended May 31, 2019	0.41%
Year ended May 31, 2018	0.44%

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the affiliated Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Moderate Balanced Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31
Institutional Class	Six months ended November 30, 2022 (unaudited)	2022	2021	2020	2019 [1]
Net asset value, beginning of period	$19.97	$23.78	$21.14	$20.60	$23.24
Net investment income	0.20	0.31 [2]	0.42	0.37 [2]	0.37 [2]
Net realized and unrealized gains (losses) on investments	(0.56)	(1.66)	3.58	0.88	(0.12)
Total from investment operations	(0.36)	(1.35)	4.00	1.25	0.25
Distributions to shareholders from
Net investment income	0.00	(0.27)	(0.31)	(0.42)	(0.46)
Net realized gains	0.00	(2.19)	(1.05)	(0.29)	(2.43)
Total distributions to shareholders	0.00	(2.46)	(1.36)	(0.71)	(2.89)
Net asset value, end of period	$19.61	$19.97	$23.78	$21.14	$20.60
Total return[3]	(1.80)%	(6.61)%	19.35%	6.02%	1.72%
Ratios to average net assets (annualized)*
Gross expenses	0.92%	0.88%	0.91%	0.97%	0.98%
Net expenses	0.69%	0.72%	0.74%	0.74%	0.75%
Net investment income	2.07%	1.43%	1.27%	1.78%	2.15%
Supplemental data
Portfolio turnover rate[4]	46%	110%	119%	119%	191%
Net assets, end of period (000s omitted)	$49,637	$52,647	$18,028	$10,504	$8,871

*	Ratios include only the net expenses allocated from the affiliated Master Portfolios and do not include expenses from any other affiliated Underlying Funds. Net expenses allocated from the affiliated Master Portfolios included in the ratios were as follows:

Six months ended November 30, 2022 (unaudited)	0.34%
Year ended May 31, 2022	0.33%
Year ended May 31, 2021	0.34%
Year ended May 31, 2020	0.37%
Year ended May 31, 2019[1]	0.38%

[1]	For the period from July 31, 2018 (commencement of class operations) to May 31, 2019
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
[4]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the affiliated Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Allspring Moderate Balanced Fund  |  19

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Moderate Balanced Fund (the "Fund") which is a diversified series of the Trust.
The Fund is a fund-of-funds that invests in various affiliated mutual funds (“Underlying Funds”) employing a multi-asset, multi-style investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. The Fund may also invest directly in securities. The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. Investments in affiliated Underlying Funds may also include investments in one or more separate diversified portfolios (collectively, the “affiliated Master Portfolios”) of Allspring Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. The Fund accounts for its investments in the affiliated Master Portfolios as partnership investments and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolios are presented in separate financial statements and may be obtained free of charge by contacting Investor Services or by visiting the SEC website at sec.gov. The financial statements of the affiliated Master Portfolios are filed with the SEC under Allspring Master Trust. The financial statements for all other affiliated Underlying Funds are also publicly available on the SEC website at sec.gov.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolios are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in underlying mutual funds (other than those listed on a foreign or domestic exchange or market) are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values and foreign exchange rates and is subject to interest rate risk, equity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the

20  |  Allspring Moderate Balanced Fund

Notes to financial statements (unaudited)
Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Investment transactions, income and expenses
Investments in the affiliated Master Portfolios are recorded on a trade date basis. The Fund records daily its proportionate share of each affiliated Master Portfolio’s income, expenses and realized and unrealized gains or losses. The Fund also accrues its own expenses.
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of November 30, 2022, the aggregate cost of all investments for federal income tax purposes was $102,508,270 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 5,385,354
Gross unrealized losses	(1,762,155)
Net unrealized gains	$ 3,623,199
As of May 31, 2022, the Fund had current year deferred post-October capital losses consisting of $1,361,270 in short-term capital losses which was recognized in the first day of the current fiscal year.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

Allspring Moderate Balanced Fund  |  21

Notes to financial statements (unaudited)
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investment companies	$ 22,403,661	$0	$0	$ 22,403,661
Investments measured at net asset value*				84,106,832
	22,403,661	0	0	106,510,493
Futures contracts	316,850	0	0	316,850
Total assets	$22,720,511	$0	$0	$106,827,343
Liabilities
Futures contracts	$ 695,874	$0	$0	$ 695,874
Total liabilities	$ 695,874	$0	$0	$ 695,874

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $84,106,832. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
For the six months ended November 30, 2022, the Fund did not have any transfers into/out of Level 3.

22  |  Allspring Moderate Balanced Fund

Notes to financial statements (unaudited)
The investment objective of each affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective
Allspring C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Allspring Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Allspring Disciplined International Developed Markets Portfolio	Seeks long-term capital appreciation
Allspring Disciplined Large Cap Portfolio	Seeks long-term capital appreciation
Allspring Diversified Large Cap Growth Portfolio	Seeks long-term capital appreciation
Allspring Emerging Growth Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced Emerging Markets Equity Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced International Equity Portfolio	Seeks long-term capital appreciation
Allspring Large Company Value Portfolio	Seeks long-term capital appreciation
Allspring Managed Fixed Income Portfolio	Seeks consistent fixed-income return
Allspring Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Allspring Small Company Growth Portfolio	Seeks long-term capital appreciation
Allspring Small Company Value Portfolio	Seeks long-term capital appreciation
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.300%
Next $500 million	0.280
Next $2 billion	0.260
Next $2 billion	0.240
Next $5 billion	0.230
Over $10 billion	0.220
For the six months ended November 30, 2022, the management fee was equivalent to an annual rate of 0.30% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.10% and declining to 0.05% as the average daily net assets of the Fund increase.
Allspring Funds Management also serves as the adviser to each affiliated Master Portfolio and is entitled to receive a fee from each affiliated Master Portfolio for those services.

Allspring Moderate Balanced Fund  |  23

Notes to financial statements (unaudited)
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.21%
Class C	0.21
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Net expenses from the affiliated Master Portfolios are included in the expense caps. Allspring Funds Management has contractually committed through September 30, 2023 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. As of November 30, 2022, the contractual expense caps are as follows:
Expense ratio caps
Class A	1.15%
Class C	1.90
Administrator Class	0.90
Institutional Class	0.80
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended November 30, 2022, Allspring Funds Distributor received $1,042 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended November 30, 2022.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
5. INVESTMENT PORTFOLIO TRANSACTIONS
The Fund seeks to achieve its investment objective by investing in various affiliated Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying the Fund's ownership percentage in the respective affiliated Master Portfolio at the end of the period by the corresponding affiliated Master Portfolio’s purchases and sales. Purchase and sales in affiliated Underlying Funds and unaffiliated securities in which the Fund invests are

24  |  Allspring Moderate Balanced Fund

Notes to financial statements (unaudited)
actual purchases and sales of those investments. Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2022 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$13,817,791	$37,035,299	$14,205,645	$43,433,675
6. DERIVATIVE TRANSACTIONS
During the six months ended November 30, 2022, the Fund entered into futures contracts to gain market exposure to certain asset classes consistent with its asset allocation strategy. The Fund had an average notional amount of $19,726,735 in long futures contracts and $19,136,944 in short futures contracts during the six months ended November 30, 2022.
A summary of the location of derivative instruments on the financial statements by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of November 30, 2022 by primary risk type was as follows for the Fund:
	Asset derivatives		Liability derivatives
	Statement of Assets and Liabilities location	Fair value	Statement of Assets and Liabilities location	Fair value
Interest rate risk	Unrealized gains on futures contracts	$ 83,330*	Unrealized losses on futures contracts	$ 59,114*
Equity risk	Unrealized gains on futures contracts	233,520*	Unrealized losses on futures contracts	636,760*
		$316,850		$695,874

*	Amount represents cumulative unrealized gains (losses) on futures contracts as reported in the table following the Portfolio of Investments. For futures contracts, only the current day’s variation margin as of November 30, 2022 is reported separately on the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six months ended November 30, 2022 was as follows:
	Net realized gains (losses) on derivatives	Net change in unrealized gains (losses) on derivatives
Interest rate risk	$ 54,918	$ 20,288
Equity risk	779,579	(396,526)
Foreign currency risk	(176,935)	(28,245)
	$ 657,562	$(404,483)
7. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee equal based on the unused balance is allocated to each participating fund.
For the six months ended November 30, 2022, there were no borrowings by the Fund under the agreement.
8. MARKET RISKS
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and

Allspring Moderate Balanced Fund  |  25

Notes to financial statements (unaudited)
investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.
9. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

26  |  Allspring Moderate Balanced Fund

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Moderate Balanced Fund  |  27

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 125 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

28  |  Allspring Moderate Balanced Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner, Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner, Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination Medical Center Corporation. Board member of the Minnesota Wild Foundation.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Allspring Moderate Balanced Fund  |  29

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

30  |  Allspring Moderate Balanced Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-12142022-cdv8feci 01-23
SA279/SAR279 11-22

Semi-Annual Report
November 30, 2022
Multi-Asset Funds
■	Allspring Spectrum Aggressive Growth Fund
■	Allspring Spectrum Conservative Growth Fund
■	Allspring Spectrum Growth Fund
■	Allspring Spectrum Income Allocation Fund
■	Allspring Spectrum Moderate Growth Fund

The views expressed and any forward-looking statements are as of November 30, 2022, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Multi-Asset Funds  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Spectrum Funds for the six-month period that ended November 30, 2022. Globally, stocks and bonds experienced heightened volatility and generally negative returns through the challenging period.  Non-U.S. securities fared the worst as the global economy faced multiple challenges and the strength of the U.S. dollar eroded already-poor returns of non-U.S.-dollar-denominated assets.
Earlier tailwinds provided by global stimulus programs, vaccination rollouts, and recovering consumer and corporate sentiment were wiped away by the highest rate of inflation in four decades, the impact of ongoing aggressive central bank rate hikes and the prospect of more, plus the global reverberations of the Russia-Ukraine war. The already-significant global supply-chain disruptions were compounded by China’s COVID-19 lockdowns.
For the six-month period, both stocks and bonds registered major losses, with even U.S. bonds suffering deep losses and other assets faring worse. For the period, U.S. stocks, based on the S&P 500 Index,1 lost 0.40%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -5.18%, while the MSCI EM Index (Net) (USD)3 declined 8.15%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned -4.06%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 returned -8.22%, the Bloomberg Municipal Bond Index6 declined 1.43%, and the ICE BofA U.S. High Yield Index7 fell 2.97%.
Rising inflation and economic fallout from the Russia-Ukraine war drove markets.
In June, stocks posted further losses en route to their worst first half of a year in 50 years. Bonds didn’t fare much better. Driving the losses were the familiar factors: rising global inflation and fears of recession as central banks increased rates to try to curb soaring inflation. The Federal Reserve (Fed) raised its short-term rate by another 0.75% in June. Meanwhile, the U.S. unemployment rate held firm at 3.6% and the housing market remained only marginally affected by sharply higher mortgage rates.
“In June, stocks posted further losses en route to their worst first half of a year in 50 years. Bonds didn’t fare much better. Driving the losses were the familiar factors: rising global inflation and fears of recession as central banks increased rates to try to curb soaring inflation.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.

2  |  Multi-Asset Funds

Letter to shareholders (unaudited)
Markets rebounded in July, led by U.S. stocks. While evidence began to point to an economic slowdown after two consecutive quarters of declining gross domestic product (economic contraction),  the U.S. labor market remained surprisingly strong: July nonfarm payrolls grew by more than 500,000 and U.S. unemployment dipped to 3.5%. Meanwhile, crude oil and retail gasoline prices, major contributors to recent overall inflation, fell substantially from earlier highs. And while U.S. home prices rose, sales fell as houses became less affordable with mortgage rates at a 13-year high. The Fed raised the federal funds rate another 0.75% in July—to a range of 2.25% to 2.50%—and forecasts pointed to further rate hikes.
August was yet another broadly challenging month for financial markets, with more red ink flowing. High inflation persisted, cresting 9% in the eurozone on an annual basis and remaining above 8% in the U.S. despite the Fed’s aggressive monetary policy and a major drop in global crude oil and gasoline prices from their June peak. One positive note was the resilience of the U.S. job market. However, the Fed’s job was clearly not complete. One longer-term bright spot was the U.S. Congress’s passage of the Inflation Reduction Act. Its primary stated goals include: to reduce inflation (though not immediately) by curbing the deficit, capping health care spending by seniors, and investing in domestic sources of clean energy.
The market misery continued in September. There was nowhere to hide as all asset classes suffered major losses at the hands of persistent inflation. Central banks kept up their battle against rapidly rising prices with more rate hikes. The strength of the U.S. dollar made things even more difficult for investors holding assets in other currencies. U.S. mortgage rates jumped to near 7% on 30-year fixed-rate mortgages; the decreased housing affordability began to cool demand somewhat. The U.K. experienced a sharp sell-off of government bonds and the British pound in September as investors panicked in response to a new government budget that was seen as financially unsound. The market meltdown forced the Bank of England to step in and buy long-dated government bonds.
Equities had a reprieve in October after two months of sharp declines. Value stocks and small caps fared best. Globally, developed markets outpaced emerging market equities, which were hurt by weakness among Chinese stocks. Central banks continued to try to curtail high inflation with aggressive interest rate hikes. Geopolitical risks persisted, including the ongoing Russia-Ukraine war and economic, financial market, and political turmoil in the U.K., which led to a second prime ministerial change in six weeks, as Rishi Sunak replaced Liz Truss in late October. Concerns over Europe’s energy crisis eased, for now, thanks to unseasonably warm weather and plentiful gas on hand. The U.S. labor market continued its resilience against rising prices, as unemployment stood at 3.7%, near a record low.
Stocks and bonds rallied in November, with emerging market equities gaining nearly 15% and developed market equities returning 7%. The S&P 500 Index rose 5.6% in November. Bonds also had positive monthly returns. Economic news was encouraging, driven by U.S. labor market strength. Although central banks kept raising rates, expectations grew regarding an impending easing in the pace of rate hikes and a possible end to central bank monetary tightening in 2023. Although inflation remained at record highs in the eurozone, with a 10.6% annual increase in October, Germany’s producer prices decreased 4.2% annually, signaling a possible decline in inflationary pressures. Meanwhile, U.S. inflation continued to moderate, with a 7.1% annual price rise in November and a monthly price increase of just 0.1%. China’s economic data remained weak, reflecting its zero-COVID-19 policy.

Multi-Asset Funds  |  3

Letter to shareholders (unaudited)
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

4  |  Multi-Asset Funds

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Performance highlights (unaudited)
Allspring Spectrum Aggressive Growth Fund

Investment objective	The Fund seeks long-term capital appreciation with no emphasis on income.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Kandarp R. Acharya, CFA®‡, FRM, Petros N. Bocray, CFA®‡, FRM, Travis L. Keshemberg, CFA®‡, CIPM, FRM

Average annual total returns (%) as of November 30, 2022
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (WEAFX)[3]	2-10-2017	-17.36	6.06	8.50	-12.31	7.32	9.14	1.03	1.02
Class C (WEACX)	10-1-1997	-13.98	6.52	8.83	-12.98	6.52	8.83	1.78	1.77
Administrator Class [4]	2-4-2022	–	–	–	-12.23	7.44	9.20	0.95	0.94
Institutional Class (WEAYX)[5]	7-31-2018	–	–	–	-12.00	7.63	9.30	0.70	0.69
Spectrum Aggressive Growth Blended Index[6]	–	–	–	–	-11.02	7.68	10.34	–	–
MSCI ACWI ex USA Index (Net)[7]	–	–	–	–	-11.87	1.48	4.23	–	–
Russell 3000® Index[8]	–	–	–	–	-10.80	10.33	12.95	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.27% in acquired fund fees and expenses. Net expenses from affiliated master portfolios are included in the acquired fund fees and expense amount. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.
[2]	The manager has contractually committed through September 30, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.75% for Class A, 1.50% for Class C, 0.67% for Administrator Class, and 0.42% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), net expenses from affiliated master portfolios, and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance for the Class A shares prior to their inception reflects the performance of the Class C shares and includes the higher expenses applicable to the Class C shares. If these expenses had not been included, returns for the Class A shares would be higher.
[4]	Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to the Administrator Class shares.
[5]	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Class A shares adjusted to reflect that the Institutional Class shares do not have a sales load but is not adjusted to reflect the Institutional Class expenses. If these expenses had been included, returns for the Institutional Class shares would be higher.
[6]	Source: Allspring Funds Management, LLC. The Spectrum Aggressive Growth Blended Index is composed 70% of the Russell 3000® Index and 30% of the MSCI ACWI ex USA Index (Net). Effective November 2, 2020, the WealthBuilder Equity Blended Index was renamed the Spectrum Aggressive Growth Blended Index. You cannot invest directly in an index.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Multi-Asset Funds

Performance highlights (unaudited)
Allspring Spectrum Aggressive Growth Fund (continued)

Footnotes continued from previous page
[7]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market- capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[8]	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.
Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. The Fund will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to alternative investment risk, foreign investment risk and smaller-company investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Multi-Asset Funds  |  7

Performance highlights (unaudited)
Allspring Spectrum Aggressive Growth Fund (continued)

Ten largest holdings (%) as of November 30, 2022[1]
Allspring Disciplined Large Cap Portfolio	23.65
Allspring Factor Enhanced International Equity Portfolio	20.02
iShares Core S&P 500 ETF	12.81
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	10.81
Allspring Special Large Cap Value Fund Class R6	3.95
Allspring Discovery Large Cap Growth Fund Class R6	3.87
Allspring Premier Large Company Growth Fund Class R6	3.86
Allspring Emerging Markets Equity Fund Class R6	3.01
iShares Core S&P Small-Cap ETF	2.94
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	2.91
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.
Allocation (%) as of November 30, 2022
	Neutral allocation	Effective allocation[1]
Large Cap Funds	60	60
International Developed Funds	23	23
Small Cap Funds	10	10
Emerging Markets Funds	7	7
[1]	Effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. The effective allocation does not reflect futures positions held in dynamic risk hedging strategies. Effective allocations are subject to change and may have changed since the date specified.

8  |  Multi-Asset Funds

Performance highlights (unaudited)
Allspring Spectrum Conservative Growth Fund

Investment objective	The Fund seeks a combination of current income and capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Kandarp R. Acharya, CFA®‡, FRM, Petros N. Bocray, CFA®‡, FRM, Travis L. Keshemberg, CFA®‡, CIPM, FRM

Average annual total returns (%) as of November 30, 2022
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (WMBGX)[3]	2-10-2017	-16.62	2.01	3.76	-11.54	3.23	4.38	1.13	1.10
Class C (WMBFX)	9-30-2004	-13.14	2.49	4.09	-12.14	2.49	4.09	1.88	1.85
Institutional Class (WMBZX)[4]	7-31-2018	–	–	–	-11.22	3.52	4.53	0.80	0.77
Spectrum Conservative Growth Blended Index[5]	–	–	–	–	-11.16	3.46	4.92	–	–
Bloomberg U.S. Aggregate Bond Index[6]	–	–	–	–	-12.84	0.21	1.09	–	–
Bloomberg U.S. TIPS Index[7]	–	–	–	–	-10.66	2.50	1.15	–	–
ICE BofA U.S. High Yield Constrained Index[8]	–	–	–	–	-8.82	2.32	4.18	–	–
MSCI ACWI ex USA Index (Net)[9]	–	–	–	–	-11.87	1.48	4.23	–	–
Russell 3000® Index[10]	–	–	–	–	-10.80	10.33	12.95	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.35% in acquired fund fees and expenses. Net expenses from affiliated master portfolios are included in the acquired fund fees and expense amount. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.
[2]	The manager has contractually committed through September 30, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.75% for Class A, 1.50% for Class C, and 0.42% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), net expenses from affiliated master portfolios, and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance for the Class A shares prior to their inception reflects the performance of the Class C shares and includes the higher expenses applicable to the Class C shares. If these expenses had not been included, returns for the Class A shares would be higher.
[4]	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Class A shares adjusted to reflect that the Institutional Class shares do not have a sales load but is not adjusted to reflect the Institutional Class expenses. If these expenses had been included, returns for the Institutional Class shares would be higher.
[5]	Source: Allspring Funds Management, LLC. Spectrum Conservative Growth Blended Index is composed 41% of the Bloomberg U.S. Aggregate Bond Index, 20% of the Russell 3000® Index, 15% of the Bloomberg U.S. TIPS Index, 15% of ICE BofA U.S. High Yield Constrained Index, and 9% of the MSCI ACWI ex USA Index (Net). Effective November 2, 2020, the WealthBuilder Moderate Balanced Blended Index, which was composed 60% of the Bloomberg U.S. Aggregate Bond Index, 28% of the Russell 3000® Index, and 12% of the MSCI ACWI ex USA Index (Net), was renamed the Spectrum Conservative Growth Blended Index. You cannot invest directly in an index.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

Multi-Asset Funds  |  9

Performance highlights (unaudited)
Allspring Spectrum Conservative Growth Fund (continued)

Footnotes continued from previous page
[6]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[7]	The Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index is an index of inflation-indexed-linked U.S. Treasury securities. You cannot invest directly in an index.
[8]	The ICE BofA U.S. High Yield Constrained Index is a market-value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3 but are not in default. The ICE BofA U.S. High Yield Constrained Index limits any individual issuer to a maximum of 2% benchmark exposure. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.
[9]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market- capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[10]	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.
Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The Fund will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to alternative investment risk, foreign investment risk, high-yield securities risk, mortgage- and asset-backed securities risk, and smaller-company investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

10  |  Multi-Asset Funds

Performance highlights (unaudited)
Allspring Spectrum Conservative Growth Fund (continued)

Ten largest holdings (%) as of November 30, 2022[1]
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	13.05
Allspring Core Bond Portfolio	11.78
Allspring Income Plus Fund Institutional Class	11.18
Allspring Real Return Portfolio	7.73
Allspring Disciplined Large Cap Portfolio	7.01
Allspring High Yield Bond Fund Institutional Class	6.81
Allspring Factor Enhanced International Equity Portfolio	5.83
iShares Core U.S. Aggregate Bond ETF	5.40
Allspring Diversified Income Builder Fund Class R6	4.66
iShares Core S&P 500 ETF	3.82
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.
Allocation (%) as of November 30, 2022
	Neutral allocation	Effective allocation[1]
Bond Funds	54	64
Stock Funds	28	29
Inflation Sensitive Funds	14	10
Alternative Investment Funds	4	4
Effective Cash	0	(7)
[1]	Effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. The effective allocation does not reflect futures positions held in dynamic risk hedging strategies. Effective allocations are subject to change and may have changed since the date specified.

Multi-Asset Funds  |  11

Performance highlights (unaudited)
Allspring Spectrum Growth Fund

Investment objective	The Fund seeks capital appreciation with a secondary emphasis on current income.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Kandarp R. Acharya, CFA®‡, FRM, Petros N. Bocray, CFA®‡, FRM, Travis L. Keshemberg, CFA®‡, CIPM, FRM

Average annual total returns (%) as of November 30, 2022
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (WGAFX)[3]	2-10-2017	-16.79	4.29	7.02	-11.71	5.53	7.66	1.09	1.04
Class C (WGCFX)	9-30-2004	-13.38	4.78	7.37	-12.38	4.78	7.37	1.84	1.79
Institutional Class (WGAYX)[4]	7-31-2018	–	–	–	-11.40	5.82	7.80	0.76	0.71
Spectrum Growth Blended Index[5]	–	–	–	–	-10.71	5.52	8.15	–	–
Bloomberg U.S. Aggregate Bond Index[6]	–	–	–	–	-12.84	0.21	1.09	–	–
Bloomberg U.S. TIPS Index[7]	–	–	–	–	-10.66	2.50	1.15	–	–
ICE BofA U.S. High Yield Constrained Index[8]	–	–	–	–	-8.82	2.32	4.18	–	–
MSCI ACWI ex USA Index (Net)[9]	–	–	–	–	-11.87	1.48	4.23	–	–
Russell 3000® Index[10]	–	–	–	–	-10.80	10.33	12.95	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.29% in acquired fund fees and expenses. Net expenses from affiliated master portfolios are included in the acquired fund fees and expense amount. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.
[2]	The manager has contractually committed through September 30, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.75% for Class A, 1.50% for Class C, and 0.42% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), net expenses from affiliated master portfolios, and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance for the Class A shares prior to their inception reflects the performance of the Class C shares and includes the higher expenses applicable to the Class C shares. If these expenses had not been included, returns for the Class A shares would be higher.
[4]	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Class A shares adjusted to reflect that the Institutional Class shares do not have a sales load but is not adjusted to reflect the Institutional Class expenses. If these expenses had been included, returns for the Institutional Class shares would be higher.
[5]	Source: Allspring Funds Management, LLC. Spectrum Growth Blended Index is composed 40% of the Russell 3000® Index, 17% of the MSCI ACWI ex USA Index (Net), 15% of the Bloomberg U.S. Aggregate Bond Index, 14% of the Bloomberg U.S. TIPS Index, and 14% of ICE BofA U.S. High Yield Constrained Index. Effective November 2, 2020, the WealthBuilder Growth Allocation Blended Index, which was composed 56% of the Russell 3000® Index, 24% of the MSCI ACWI ex USA Index (Net), and 20% of the Bloomberg U.S. Aggregate Bond Index, was renamed the Spectrum Growth Blended Index. You cannot invest directly in an index.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

12  |  Multi-Asset Funds

Performance highlights (unaudited)
Allspring Spectrum Growth Fund (continued)

Footnotes continued from previous page
[6]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[7]	The Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index is an index of inflation-indexed-linked U.S. Treasury securities. You cannot invest directly in an index.
[8]	The ICE BofA U.S. High Yield Constrained Index is a market-value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3 but are not in default. The ICE BofA U.S. High Yield Constrained Index limits any individual issuer to a maximum of 2% benchmark exposure. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.
[9]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market- capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[10]	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.
Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The Fund will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to alternative investment risk, foreign investment risk, high-yield securities risk, mortgage- and asset-backed securities risk, and smaller-company investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Multi-Asset Funds  |  13

Performance highlights (unaudited)
Allspring Spectrum Growth Fund (continued)

Ten largest holdings (%) as of November 30, 2022[1]
Allspring Disciplined Large Cap Portfolio	14.87
Allspring Factor Enhanced International Equity Portfolio	12.20
Allspring Real Return Portfolio	7.84
Allspring High Yield Bond Fund Institutional Class	7.26
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	6.83
Allspring Diversified Income Builder Fund Class R6	5.54
iShares Core U.S. Aggregate Bond ETF	5.29
iShares Core S&P 500 ETF	5.03
Allspring Core Bond Portfolio	3.81
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	3.34
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.
Allocation (%) as of November 30, 2022
	Neutral allocation	Effective allocation[1]
Stock Funds	58	57
Bond Funds	24	37
Inflation Sensitive Funds	15	10
Alternative Investment Funds	3	3
Effective Cash	0	(7)
[1]	Effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. The effective allocation does not reflect futures positions held in dynamic risk hedging strategies. Effective allocations are subject to change and may have changed since the date specified.

14  |  Multi-Asset Funds

Performance highlights (unaudited)
Allspring Spectrum Income Allocation Fund

Investment objective	The Fund seeks current income with a secondary emphasis on capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Kandarp R. Acharya, CFA®‡, FRM, Petros N. Bocray, CFA®‡, FRM, Travis L. Keshemberg, CFA®‡, CIPM, FRM

Average annual total returns (%) as of November 30, 2022
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (WCAFX)[3]	2-10-2017	-16.71	0.35	1.62	-11.63	1.54	2.23	1.11	1.05
Class C (WCCFX)	9-30-2004	-13.24	0.76	1.92	-12.24	0.76	1.92	1.86	1.80
Institutional Class (WCYFX)[4]	7-31-2018	–	–	–	-11.25	1.83	2.37	0.78	0.72
Spectrum Income Allocation Blended Index[5]	–	–	–	–	-11.71	1.82	3.00	–	–
Bloomberg U.S. Aggregate Bond Index[6]	–	–	–	–	-12.84	0.21	1.09	–	–
Bloomberg U.S. TIPS Index[7]	–	–	–	–	-10.66	2.50	1.15	–	–
ICE BofA U.S. High Yield Constrained Index[8]	–	–	–	–	-8.82	2.32	4.18	–	–
MSCI ACWI ex USA Index (Net)[9]	–	–	–	–	-11.87	1.48	4.23	–	–
Russell 3000® Index[10]	–	–	–	–	-10.80	10.33	12.95	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.30% in acquired fund fees and expenses. Net expenses from affiliated master portfolios are included in the acquired fund fees and expense amount. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.
[2]	The manager has contractually committed through September 30, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.75% for Class A, 1.50% for Class C, and 0.42% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), net expenses from affiliated master portfolios, and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance for the Class A shares prior to their inception reflects the performance of the Class C shares and includes the higher expenses applicable to the Class C shares. If these expenses had not been included, returns for the Class A shares would be higher.
[4]	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Class A shares adjusted to reflect that the Institutional Class shares do not have a sales load but is not adjusted to reflect the Institutional Class expenses. If these expenses had been included, returns for the Institutional Class shares would be higher.
[5]	Source: Allspring Funds Management, LLC. Spectrum Income Allocation Blended Index is composed 65% of the Bloomberg U.S. Aggregate Bond Index, 15% of ICE BofA U.S. High Yield Constrained Index, 10% of the Bloomberg U.S. TIPS Index, 7% of the Russell 3000® Index, and 3% of the MSCI ACWI ex USA Index (Net). Effective November 2, 2020, the WealthBuilder Conservative Allocation Blended Index, which was composed 80% of the Bloomberg U.S. Aggregate Bond Index, 14% of the Russell 3000® Index, and 6% of the MSCI ACWI ex USA Index (Net), was renamed the Spectrum Income Allocation Blended Index. You cannot invest directly in an index.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

Multi-Asset Funds  |  15

Performance highlights (unaudited)
Allspring Spectrum Income Allocation Fund (continued)

Footnotes continued from previous page
[6]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[7]	The Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index is an index of inflation-indexed-linked U.S. Treasury securities. You cannot invest directly in an index.
[8]	The ICE BofA U.S. High Yield Constrained Index is a market-value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3 but are not in default. The ICE BofA U.S. High Yield Constrained Index limits any individual issuer to a maximum of 2% benchmark exposure. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.
[9]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market- capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[10]	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.
Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The Fund will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to alternative investment risk, foreign investment risk, high-yield securities risk, mortgage- and asset-backed securities risk, and smaller-company investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

16  |  Multi-Asset Funds

Performance highlights (unaudited)
Allspring Spectrum Income Allocation Fund (continued)

Ten largest holdings (%) as of November 30, 2022[1]
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	23.84
Allspring Core Bond Portfolio	23.44
Allspring Income Plus Fund Institutional Class	9.75
Allspring Real Return Portfolio	7.07
Allspring High Yield Bond Fund Institutional Class	6.27
iShares Core U.S. Aggregate Bond ETF	5.41
Allspring Diversified Income Builder Fund Class R6	4.14
Allspring Alternative Risk Premia Fund Class R6	3.02
Allspring Global Investment Grade Credit Fund Class R6	2.98
Allspring Disciplined Large Cap Portfolio	2.58
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.
Allocation (%) as of November 30, 2022
	Neutral allocation	Effective allocation[1]
Bond Funds	77	84
Stock Funds	10	10
Inflation Sensitive Funds	10	9
Alternative Investment Funds	3	3
Effective Cash	0	(6)
[1]	Effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. The effective allocation does not reflect futures positions held in dynamic risk hedging strategies. Effective allocations are subject to change and may have changed since the date specified.

Multi-Asset Funds  |  17

Performance highlights (unaudited)
Allspring Spectrum Moderate Growth Fund

Investment objective	The Fund seeks a combination of capital appreciation and current income.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Kandarp R. Acharya, CFA®‡, FRM, Petros N. Bocray, CFA®‡, FRM, Travis L. Keshemberg, CFA®‡, CIPM, FRM

Average annual total returns (%) as of November 30, 2022
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (WGBAX)[3]	2-10-2017	-16.60	3.36	5.75	-11.52	4.59	6.37	1.05	1.05
Class C (WGBFX)	10-1-1997	-13.22	3.82	6.08	-12.22	3.82	6.08	1.80	1.80
Institutional Class (WGBIX)[4]	7-31-2018	–	–	–	-11.30	4.87	6.51	0.72	0.72
Spectrum Moderate Growth Blended Index[5]	–	–	–	–	-10.89	4.71	6.65	–	–
Bloomberg U.S. Aggregate Bond Index[6]	–	–	–	–	-12.84	0.21	1.09	–	–
Bloomberg U.S. TIPS Index[7]	–	–	–	–	-10.66	2.50	1.15	–	–
ICE BofA U.S. High Yield Constrained Index[8]	–	–	–	–	-8.82	2.32	4.18	–	–
MSCI ACWI ex USA Index (Net)[9]	–	–	–	–	-11.87	1.48	4.23	–	–
Russell 3000® Index[10]	–	–	–	–	-10.80	10.33	12.95	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.31% in acquired fund fees and expenses. Net expenses from affiliated master portfolios are included in the acquired fund fees and expense amount. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.
[2]	The manager has contractually committed through September 30, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.75% for Class A, 1.50% for Class C, and 0.42% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), net expenses from affiliated master portfolios, and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance for the Class A shares prior to their inception reflects the performance of the Class C shares and includes the higher expenses applicable to the Class C shares. If these expenses had not been included, returns for the Class A shares would be higher.
[4]	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Class A shares adjusted to reflect that the Institutional Class shares do not have a sales load but is not adjusted to reflect the Institutional Class expenses. If these expenses had been included, returns for the Institutional Class shares would be higher.
[5]	Source: Allspring Funds Management, LLC. Spectrum Moderate Growth Blended Index is composed 32% of the Russell 3000® Index, 26% of the Bloomberg U.S. Aggregate Bond Index, 14% of the Bloomberg U.S. TIPS Index, 14% of ICE BofA U.S. High Yield Constrained Index, and 14% of the MSCI ACWI ex USA Index (Net). Effective November 2, 2020, the WealthBuilder Growth Balanced Blended Index, which was composed of 42% of the Russell 3000® Index, 40% of the Bloomberg U.S. Aggregate Bond Index, and 18% of the MSCI ACWI ex USA Index (Net), was renamed the Spectrum Moderate Growth Blended Index. You cannot invest directly in an index.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

18  |  Multi-Asset Funds

Performance highlights (unaudited)
Allspring Spectrum Moderate Growth Fund (continued)

Footnotes continued from previous page
[6]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[7]	The Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index is an index of inflation-indexed-linked U.S. Treasury securities. You cannot invest directly in an index.
[8]	The ICE BofA U.S. High Yield Constrained Index is a market-value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3 but are not in default. The ICE BofA U.S. High Yield Constrained Index limits any individual issuer to a maximum of 2% benchmark exposure. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.
[9]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market- capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[10]	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.
Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The Fund will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to alternative investment risk, foreign investment risk, high-yield securities risk, mortgage- and asset-backed securities risk, and smaller-company investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Multi-Asset Funds  |  19

Performance highlights (unaudited)
Allspring Spectrum Moderate Growth Fund (continued)

Ten largest holdings (%) as of November 30, 2022[1]
Allspring Disciplined Large Cap Portfolio	12.08
Allspring Factor Enhanced International Equity Portfolio	10.16
Allspring Income Plus Fund Institutional Class	7.57
Allspring Real Return Portfolio	7.52
Allspring High Yield Bond Fund Institutional Class	6.33
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	6.04
Allspring Core Bond Portfolio	5.95
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	5.76
iShares Core U.S. Aggregate Bond ETF	5.32
Allspring Diversified Income Builder Fund Class R6	4.93
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.
Allocation (%) as of November 30, 2022
	Neutral allocation	Effective allocation[1]
Stock Funds	45	46
Bond Funds	37	47
Inflation Sensitive Funds	14	10
Alternative Investment Funds	4	4
Effective Cash	0	(7)
[1]	Effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash, if any, represents the net offset to such future positions. The effective allocation does not reflect futures positions held in dynamic risk hedging strategies. Effective allocations are subject to change and may have changed since the date specified.

20  |  Multi-Asset Funds

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2022 to November 30, 2022.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 6-1-2022	Ending account value 11-30-2022	Expenses paid during the period[1,2]	Annualized net expense ratio[2]
Spectrum Aggressive Growth Fund
Class A
Actual	$1,000.00	$ 990.09	$3.74	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.31	$3.80	0.75%
Class C
Actual	$1,000.00	$ 986.11	$7.47	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.59	1.50%
Administrator Class
Actual	$1,000.00	$ 906.51	$2.03	0.67%
Hypothetical (5% return before expenses)	$1,000.00	$1,013.76	$2.14	0.67%
Institutional Class
Actual	$1,000.00	$ 991.78	$2.10	0.42%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.96	$2.13	0.42%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 183 divided by 365 (to reflect the one-half-year period).
2 Amounts do not reflect net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

Multi-Asset Funds  |  21

Fund expenses (unaudited)
	Beginning account value 6-1-2022	Ending account value 11-30-2022	Expenses paid during the period[1,2]	Annualized net expense ratio[2]
Spectrum Conservative Growth Fund
Class A
Actual	$1,000.00	$ 961.02	$3.69	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.31	$3.80	0.75%
Class C
Actual	$1,000.00	$ 957.99	$7.36	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.59	1.50%
Institutional Class
Actual	$1,000.00	$ 961.85	$2.07	0.42%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.96	$2.13	0.42%
Spectrum Growth Fund
Class A
Actual	$1,000.00	$ 967.99	$3.70	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.31	$3.80	0.75%
Class C
Actual	$1,000.00	$ 964.67	$7.39	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.59	1.50%
Institutional Class
Actual	$1,000.00	$ 970.51	$2.07	0.42%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.96	$2.13	0.42%
Spectrum Income Allocation Fund
Class A
Actual	$1,000.00	$ 959.68	$3.68	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.31	$3.80	0.75%
Class C
Actual	$1,000.00	$ 955.88	$7.35	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.59	1.50%
Institutional Class
Actual	$1,000.00	$ 961.31	$2.07	0.42%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.96	$2.13	0.42%
Spectrum Moderate Growth Fund
Class A
Actual	$1,000.00	$ 965.61	$3.70	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.31	$3.80	0.75%
Class C
Actual	$1,000.00	$ 962.22	$7.33	1.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.60	$7.54	1.49%
Institutional Class
Actual	$1,000.00	$ 967.33	$2.07	0.42%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.96	$2.13	0.42%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 183 divided by 365 (to reflect the one-half-year period).
2 Amounts do not reflect net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

22  |  Multi-Asset Funds

Portfolio of investments—November 30, 2022 (unaudited)
Spectrum Aggressive Growth Fund

	Shares	Value
Investment companies: 98.77%
Affiliated master portfolios: 63.82%
Allspring Disciplined Large Cap Portfolio		$ 113,413,155
Allspring Emerging Growth Portfolio		9,272,059
Allspring Factor Enhanced Emerging Markets Equity Portfolio		12,191,858
Allspring Factor Enhanced International Equity Portfolio		96,027,331
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio		51,866,847
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio		13,954,110
Allspring Small Company Value Portfolio		9,377,024
		306,102,384
Exchange-traded funds: 20.26%
iShares Core MSCI EAFE ETF	190,806	12,030,318
iShares Core MSCI Emerging Markets ETF	197,746	9,602,546
iShares Core S&P 500 ETF	150,095	61,436,886
iShares Core S&P Small-Cap ETF	138,288	14,083,250
		97,153,000
Stock funds: 14.69%
Allspring Discovery Large Cap Growth Fund Class R6 ♠†	2,083,911	18,546,806
Allspring Emerging Markets Equity Fund Class R6 ♠	600,237	14,429,687
Allspring Premier Large Company Growth Fund Class R6 ♠†	1,533,880	18,513,927
Allspring Special Large Cap Value Fund Class R6 ♠†	1,528,342	18,966,720
		70,457,140
Total Investment companies (Cost $449,484,003)		473,712,524

		Yield
Short-term investments: 0.50%
Investment companies: 0.50%
Allspring Government Money Market Fund Select Class ♠∞		3.60%	2,400,005	2,400,005
Total Short-term investments (Cost $2,400,005)				2,400,005
Total investments in securities (Cost $451,884,008)	99.27%			476,112,529
Other assets and liabilities, net	0.73			3,525,113
Total net assets	100.00%			$479,637,642

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
The accompanying notes are an integral part of these financial statements.

Multi-Asset Funds  |  23

Portfolio of investments—November 30, 2022 (unaudited)
Spectrum Aggressive Growth Fund

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period
Investment companies
Allspring Discovery Large Cap Growth Fund Class R6†	$20,058,723	$ 4,510,874	$ (5,652,419)	$ (1,204,509)	$ 834,137	$ 18,546,806
Allspring Emerging Markets Equity Fund Class R6	15,314,331	2,757,177	(2,793,382)	(942,924)	94,485	14,429,687
Allspring Premier Large Company Growth Fund Class R6†	20,066,524	3,793,266	(4,883,692)	(1,008,801)	546,630	18,513,927
Allspring Special Large Cap Value Fund Class R6†	19,984,560	1,421,149	(3,483,830)	(423,784)	1,468,625	18,966,720
Short-term investments
Allspring Government Money Market Fund Select Class	2,400,005	34,478,643	(34,478,643)	0	0	2,400,005
				$(3,580,018)	$2,943,877	$72,857,145

	Shares, end of period	Dividends from affiliated Underlying Funds
Investment companies
Allspring Discovery Large Cap Growth Fund Class R6†	2,083,911	$ 0
Allspring Emerging Markets Equity Fund Class R6	600,237	0
Allspring Premier Large Company Growth Fund Class R6†	1,533,880	0
Allspring Special Large Cap Value Fund Class R6†	1,528,342	0
Short-term investments
Allspring Government Money Market Fund Select Class	2,400,005	14,378
		$14,378

†	Non-income-earning security
The accompanying notes are an integral part of these financial statements.

24  |  Multi-Asset Funds

Portfolio of investments—November 30, 2022 (unaudited)
Spectrum Aggressive Growth Fund

Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period
Allspring Disciplined Large Cap Portfolio	44.89%	49.62%	$ 2,820,784	$ (4,559,594)	$ 1,030,152	$ 29,346	$ 113,413,155
Allspring Emerging Growth Portfolio	2.67	2.54	(272,276)	761,699	11,742	5,941	9,272,059
Allspring Factor Enhanced Emerging Markets Equity Portfolio	9.37	10.41	(747,820)	(290,216)	253,490	6,123	12,191,858
Allspring Factor Enhanced International Equity Portfolio	18.40	20.44	(4,144,082)	706,825	1,072,885	36,494	96,027,331
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	9.31	9.31	1,420,371	(1,932,591)	416,924	25,636	51,866,847
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	9.95	10.89	(207,962)	294,883	113,327	5,931	13,954,110
Allspring Small Company Value Portfolio	1.68	1.56	(103,752)	72,498	91,062	6,997	9,377,024
			$(1,234,737)	$(4,946,496)	$2,989,582	$116,468	$306,102,384
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
CAC 40 Index	150	12-16-2022	$ 9,895,101	$ 10,104,750	$ 209,649	$ 0
E-Mini Consumer Staples Select Sector Index	194	12-16-2022	14,255,654	15,075,740	820,086	0
Short
DAX Index	(28)	12-16-2022	(8,890,845)	(10,092,600)	0	(1,201,755)
E-Mini Russell 2000 Index	(6)	12-16-2022	(551,580)	(566,250)	0	(14,670)
E-Mini S&P 500 Index	(10)	12-16-2022	(1,977,862)	(2,040,625)	0	(62,763)
Euro STOXX 50 Index	(371)	12-16-2022	(13,259,406)	(14,710,150)	0	(1,450,744)
MSCI EAFE Index	(8)	12-16-2022	(766,498)	(791,920)	0	(25,422)
MSCI Emerging Markets Index	(6)	12-16-2022	(283,068)	(294,750)	0	(11,682)
					$1,029,735	$(2,767,036)
The accompanying notes are an integral part of these financial statements.

Multi-Asset Funds  |  25

Portfolio of investments—November 30, 2022 (unaudited)
Spectrum Conservative Growth Fund

	Shares	Value
Investment companies: 98.24%
Affiliated master portfolios: 51.61%
Allspring Bloomberg US Aggregate ex-Corporate Portfolio		$ 36,209,455
Allspring Core Bond Portfolio		32,699,334
Allspring Disciplined Large Cap Portfolio		19,453,507
Allspring Emerging Growth Portfolio		1,667,666
Allspring Factor Enhanced Emerging Markets Equity Portfolio		1,994,076
Allspring Factor Enhanced International Equity Portfolio		16,171,236
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio		9,169,257
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio		2,759,661
Allspring Real Return Portfolio		21,448,734
Allspring Small Company Value Portfolio		1,655,653
		143,228,579
Alternative investment funds: 5.36%
Allspring Alternative Risk Premia Fund Class R6 ♠†	1,062,098	9,665,095
PIMCO CommodityRealReturn Strategy Fund Institutional Class	951,299	5,222,630
		14,887,725
Bond funds: 20.95%
Allspring Global Investment Grade Credit Fund Class R6 ♠	966,589	8,216,009
Allspring High Yield Bond Fund Institutional Class ♠	6,469,112	18,889,808
Allspring Income Plus Fund Institutional Class ♠	3,637,143	31,024,833
		58,130,650
Exchange-traded funds: 11.23%
iShares Core MSCI EAFE ETF	35,436	2,234,240
iShares Core MSCI Emerging Markets ETF	23,257	1,129,360
iShares Core S&P 500 ETF	25,869	10,588,699
iShares Core S&P Small-Cap ETF	21,698	2,209,724
iShares Core U.S. Aggregate Bond ETF	152,527	14,991,879
		31,153,902
Multi-asset funds: 4.66%
Allspring Diversified Income Builder Fund Class R6 ♠	2,449,430	12,932,991
Stock funds: 4.43%
Allspring Discovery Large Cap Growth Fund Class R6 ♠†	375,226	3,339,515
Allspring Emerging Markets Equity Fund Class R6 ♠	94,239	2,265,517
Allspring Premier Large Company Growth Fund Class R6 ♠†	278,153	3,357,307
Allspring Special Large Cap Value Fund Class R6 ♠†	268,140	3,327,623
		12,289,962
Total Investment companies (Cost $280,253,849)		272,623,809

The accompanying notes are an integral part of these financial statements.

26  |  Multi-Asset Funds

Portfolio of investments—November 30, 2022 (unaudited)
Spectrum Conservative Growth Fund

		Yield	Shares	Value
Short-term investments: 0.46%
Investment companies: 0.46%
Allspring Government Money Market Fund Select Class ♠∞		3.60%	1,280,702	$ 1,280,702
Total Short-term investments (Cost $1,280,702)				1,280,702
Total investments in securities (Cost $281,534,551)	98.70%			273,904,511
Other assets and liabilities, net	1.30			3,602,079
Total net assets	100.00%			$277,506,590

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period
Investment companies
Allspring Alternative Risk Premia Fund Class R6†	$ 5,907,585	$4,947,486	$(1,282,464)	$ (98,377)	$ 190,865	$ 9,665,095
Allspring Discovery Large Cap Growth Fund Class R6†	3,720,335	495,500	(816,437)	(184,922)	125,039	3,339,515
Allspring Diversified Income Builder Fund Class R6	10,795,571	3,539,565	(991,485)	(103,223)	(307,437)	12,932,991
Allspring Emerging Markets Equity Fund Class R6	2,548,936	152,950	(283,844)	(155,334)	2,809	2,265,517
Allspring Global Investment Grade Credit Fund Class R6	9,264,236	151,852	(726,759)	(158,869)	(314,451)	8,216,009
Allspring High Yield Bond Fund Institutional Class	13,050,676	8,181,155	(1,934,475)	(319,615)	(87,933)	18,889,808
Allspring Income Plus Fund Institutional Class	35,290,646	1,091,573	(3,691,993)	(431,757)	(1,233,636)	31,024,833
Allspring Premier Large Company Growth Fund Class R6†	3,721,531	413,705	(700,281)	(131,730)	54,082	3,357,307
Allspring Special Large Cap Value Fund Class R6†	3,706,054	111,319	(678,366)	(62,999)	251,615	3,327,623
Short-term investments
Allspring Government Money Market Fund Select Class	1,280,702	7,276,497	(7,276,497)	0	0	1,280,702
				$(1,646,826)	$(1,319,047)	$94,299,400

The accompanying notes are an integral part of these financial statements.

Multi-Asset Funds  |  27

Portfolio of investments—November 30, 2022 (unaudited)
Spectrum Conservative Growth Fund

	Shares, end of period	Dividends from affiliated Underlying Funds
Investment companies
Allspring Alternative Risk Premia Fund Class R6†	1,062,098	$ 0
Allspring Discovery Large Cap Growth Fund Class R6†	375,226	0
Allspring Diversified Income Builder Fund Class R6	2,449,430	254,772
Allspring Emerging Markets Equity Fund Class R6	94,239	0
Allspring Global Investment Grade Credit Fund Class R6	966,589	114,992
Allspring High Yield Bond Fund Institutional Class	6,469,112	405,756
Allspring Income Plus Fund Institutional Class	3,637,143	603,769
Allspring Premier Large Company Growth Fund Class R6†	278,153	0
Allspring Special Large Cap Value Fund Class R6†	268,140	0
Short-term investments
Allspring Government Money Market Fund Select Class	1,280,702	8,347
		$1,387,636

†	Non-income-earning security
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	9.86%	13.83%	$ (1,842,670)	$ (91,369)	$ 401,995	$ 0	$ 28,329	$ 36,209,455
Allspring Core Bond Portfolio	0.94	0.73	(1,981,462)	(608,297)	588,662	0	15,934	32,699,334
Allspring Disciplined Large Cap Portfolio	11.17	8.51	694,869	(2,043,222)	0	223,647	4,682	19,453,507
Allspring Emerging Growth Portfolio	0.49	0.46	(45,836)	137,096	0	2,067	988	1,667,666
Allspring Factor Enhanced Emerging Markets Equity Portfolio	1.64	1.70	(122,529)	(71,099)	0	44,240	908	1,994,076
Allspring Factor Enhanced International Equity Portfolio	3.32	3.44	(683,150)	14,283	0	190,142	5,323	16,171,236
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	1.72	1.82	294,167	(384,647)	0	76,376	4,058	9,169,257
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	2.05	2.15	(33,133)	53,372	0	23,047	1,018	2,759,661
Allspring Real Return Portfolio	7.88	9.84	61,247	(911,931)	474,523	35,170	2,004	21,448,734
Allspring Small Company Value Portfolio	0.31	0.27	(13,426)	7,200	0	16,673	1,176	1,655,653
			$(3,671,923)	$(3,898,614)	$1,465,180	$611,362	$64,420	$143,228,579
The accompanying notes are an integral part of these financial statements.

28  |  Multi-Asset Funds

Portfolio of investments—November 30, 2022 (unaudited)
Spectrum Conservative Growth Fund

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
CAC 40 Index	91	12-16-2022	$ 6,003,028	$ 6,130,215	$ 127,187	$ 0
E-Mini Consumer Staples Select Sector Index	118	12-16-2022	8,670,964	9,169,780	498,816	0
10-Year U.S. Treasury Notes	251	3-22-2023	28,263,628	28,488,500	224,872	0
Short
DAX Index	(17)	12-16-2022	(5,398,013)	(6,127,650)	0	(729,637)
E-Mini Russell 2000 Index	(1)	12-16-2022	(91,254)	(94,375)	0	(3,121)
E-Mini S&P 500 Index	(2)	12-16-2022	(388,561)	(408,125)	0	(19,564)
Euro STOXX 50 Index	(225)	12-16-2022	(8,041,289)	(8,921,250)	0	(879,961)
MSCI EAFE Index	(1)	12-16-2022	(96,515)	(98,990)	0	(2,475)
MSCI Emerging Markets Index	(1)	12-16-2022	(46,853)	(49,125)	0	(2,272)
U.S. Ultra Treasury Bonds	(69)	3-22-2023	(9,246,527)	(9,403,406)	0	(156,879)
					$850,875	$(1,793,909)
The accompanying notes are an integral part of these financial statements.

Multi-Asset Funds  |  29

Portfolio of investments—November 30, 2022 (unaudited)
Spectrum Growth Fund

	Shares	Value
Investment companies: 98.44%
Affiliated master portfolios: 54.82%
Allspring Bloomberg US Aggregate ex-Corporate Portfolio		$ 7,425,016
Allspring Core Bond Portfolio		8,486,443
Allspring Disciplined Large Cap Portfolio		33,080,864
Allspring Emerging Growth Portfolio		2,663,307
Allspring Factor Enhanced Emerging Markets Equity Portfolio		3,423,094
Allspring Factor Enhanced International Equity Portfolio		27,129,759
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio		15,188,002
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio		4,419,120
Allspring Real Return Portfolio		17,432,891
Allspring Small Company Value Portfolio		2,663,191
		121,911,687
Alternative investment funds: 4.13%
Allspring Alternative Risk Premia Fund Class R6 ♠†	562,683	5,120,412
PIMCO CommodityRealReturn Strategy Fund Institutional Class	740,518	4,065,445
		9,185,857
Bond funds: 11.20%
Allspring Global Investment Grade Credit Fund Class R6 ♠	506,718	4,307,105
Allspring High Yield Bond Fund Institutional Class ♠	5,529,807	16,147,035
Allspring Income Plus Fund Institutional Class ♠	521,441	4,447,888
		24,902,028
Exchange-traded funds: 13.34%
iShares Core MSCI EAFE ETF	28,689	1,808,841
iShares Core MSCI Emerging Markets ETF	41,958	2,037,480
iShares Core S&P 500 ETF	27,316	11,180,985
iShares Core S&P Small-Cap ETF	28,290	2,881,054
iShares Core U.S. Aggregate Bond ETF	119,696	11,764,921
		29,673,281
Multi-asset funds: 5.54%
Allspring Diversified Income Builder Fund Class R6 ♠	2,333,563	12,321,213
Stock funds: 9.41%
Allspring Discovery Large Cap Growth Fund Class R6 ♠†	620,776	5,524,909
Allspring Emerging Markets Equity Fund Class R6 ♠	179,195	4,307,854
Allspring Premier Large Company Growth Fund Class R6 ♠†	456,286	5,507,374
Allspring Special Large Cap Value Fund Class R6 ♠†	450,444	5,590,010
		20,930,147
Total Investment companies (Cost $210,432,846)		218,924,213

The accompanying notes are an integral part of these financial statements.

30  |  Multi-Asset Funds

Portfolio of investments—November 30, 2022 (unaudited)
Spectrum Growth Fund

		Yield	Shares	Value
Short-term investments: 0.44%
Investment companies: 0.44%
Allspring Government Money Market Fund Select Class ♠∞		3.60%	966,952	$ 966,952
Total Short-term investments (Cost $966,952)				966,952
Total investments in securities (Cost $211,399,798)	98.88%			219,891,165
Other assets and liabilities, net	1.12			2,494,922
Total net assets	100.00%			$222,386,087

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period
Investment companies
Allspring Alternative Risk Premia Fund Class R6†	$ 3,138,549	$ 2,774,643	$ (841,182)	$ 34,592	$ 13,810	$ 5,120,412
Allspring Discovery Large Cap Growth Fund Class R6†	6,069,094	787,800	(1,215,978)	(272,288)	156,281	5,524,909
Allspring Diversified Income Builder Fund Class R6	9,642,438	3,930,636	(910,445)	(139,654)	(201,762)	12,321,213
Allspring Emerging Markets Equity Fund Class R6	4,728,342	333,990	(476,173)	(254,435)	(23,870)	4,307,854
Allspring Global Investment Grade Credit Fund Class R6	4,811,276	264,542	(521,446)	(141,954)	(105,313)	4,307,105
Allspring High Yield Bond Fund Institutional Class	11,640,635	7,249,134	(2,343,852)	(347,773)	(51,109)	16,147,035
Allspring Income Plus Fund Institutional Class	5,010,516	536,212	(859,682)	(73,791)	(165,367)	4,447,888
Allspring Premier Large Company Growth Fund Class R6†	6,071,093	633,829	(1,054,163)	(198,786)	55,401	5,507,374
Allspring Special Large Cap Value Fund Class R6†	6,051,349	177,918	(947,962)	(97,789)	406,494	5,590,010
Short-term investments
Allspring Government Money Market Fund Select Class	966,952	14,975,464	(14,975,464)	0	0	966,952
				$(1,491,878)	$ 84,565	$64,240,752

The accompanying notes are an integral part of these financial statements.

Multi-Asset Funds  |  31

Portfolio of investments—November 30, 2022 (unaudited)
Spectrum Growth Fund

	Shares, end of period	Dividends from affiliated Underlying Funds
Investment companies
Allspring Alternative Risk Premia Fund Class R6†	562,683	$ 0
Allspring Discovery Large Cap Growth Fund Class R6†	620,776	0
Allspring Diversified Income Builder Fund Class R6	2,333,563	232,558
Allspring Emerging Markets Equity Fund Class R6	179,195	0
Allspring Global Investment Grade Credit Fund Class R6	506,718	59,702
Allspring High Yield Bond Fund Institutional Class	5,529,807	353,552
Allspring Income Plus Fund Institutional Class	521,441	85,886
Allspring Premier Large Company Growth Fund Class R6†	456,286	0
Allspring Special Large Cap Value Fund Class R6†	450,444	0
Short-term investments
Allspring Government Money Market Fund Select Class	966,952	5,748
		$737,446

†	Non-income-earning security
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	1.60%	2.84%	$ (288,436)	$ 3,538	$ 62,805	$ 0	$ 4,861	$ 7,425,016
Allspring Core Bond Portfolio	0.19	0.19	(396,269)	(113,031)	123,066	0	3,463	8,486,443
Allspring Disciplined Large Cap Portfolio	14.75	14.47	1,207,225	(2,210,577)	0	327,568	6,531	33,080,864
Allspring Emerging Growth Portfolio	0.77	0.73	(54,315)	193,369	0	3,470	1,523	2,663,307
Allspring Factor Enhanced Emerging Markets Equity Portfolio	2.74	2.92	(183,796)	(137,040)	0	74,386	1,500	3,423,094
Allspring Factor Enhanced International Equity Portfolio	5.38	5.77	(937,504)	(100,696)	0	310,987	8,444	27,129,759
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	2.79	3.02	570,187	(732,233)	0	124,923	6,462	15,188,002
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	3.21	3.45	(24,707)	46,763	0	36,623	1,568	4,419,120
Allspring Real Return Portfolio	7.69	8.00	153,149	(1,162,445)	340,039	33,512	1,629	17,432,891
Allspring Small Company Value Portfolio	0.49	0.44	(4,632)	(6,984)	0	26,461	1,827	2,663,191
			$ 40,902	$(4,219,336)	$525,910	$937,930	$37,808	$121,911,687
The accompanying notes are an integral part of these financial statements.

32  |  Multi-Asset Funds

Portfolio of investments—November 30, 2022 (unaudited)
Spectrum Growth Fund

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
CAC 40 Index	72	12-16-2022	$ 4,946,570	$ 5,047,202	$ 100,632	$ 0
E-Mini S&P 500 Consumer Staples Select Sector Index	92	12-16-2022	6,760,413	7,149,320	388,907	0
10-Year U.S. Treasury Notes	199	3-22-2023	22,408,215	22,586,500	178,285	0
Short
DAX Index	(14)	12-16-2022	(4,650,303)	(5,251,180)	0	(600,877)
E-Mini Russell 2000 Index	(1)	12-16-2022	(91,877)	(94,375)	0	(2,498)
E-Mini S&P 500 Index	(3)	12-16-2022	(594,614)	(612,187)	0	(17,573)
Euro STOXX 50 Index	(177)	12-16-2022	(6,610,772)	(7,302,983)	0	(692,211)
MSCI EAFE Index	(2)	12-16-2022	(181,131)	(197,980)	0	(16,849)
MSCI Emerging Markets Index	(2)	12-16-2022	(93,907)	(98,250)	0	(4,343)
U.S. Ultra Treasury Bonds	(54)	3-22-2023	(7,236,413)	(7,359,188)	0	(122,775)
					$667,824	$(1,457,126)
The accompanying notes are an integral part of these financial statements.

Multi-Asset Funds  |  33

Portfolio of investments—November 30, 2022 (unaudited)
Spectrum Income Allocation Fund

	Shares	Value
Investment companies: 97.79%
Affiliated master portfolios: 60.71%
Allspring Bloomberg US Aggregate ex-Corporate Portfolio		$ 36,399,767
Allspring Core Bond Portfolio		35,792,720
Allspring Disciplined Large Cap Portfolio		3,946,738
Allspring Emerging Growth Portfolio		301,900
Allspring Factor Enhanced Emerging Markets Equity Portfolio		311,462
Allspring Factor Enhanced International Equity Portfolio		2,893,715
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio		1,516,352
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio		448,016
Allspring Real Return Portfolio		10,787,986
Allspring Small Company Value Portfolio		301,103
		92,699,759
Alternative investment funds: 4.87%
Allspring Alternative Risk Premia Fund Class R6 ♠†	507,282	4,616,269
PIMCO CommodityRealReturn Strategy Fund Institutional Class	513,638	2,819,875
		7,436,144
Bond funds: 19.00%
Allspring Global Investment Grade Credit Fund Class R6 ♠	535,600	4,552,603
Allspring High Yield Bond Fund Institutional Class ♠	3,276,242	9,566,626
Allspring Income Plus Fund Institutional Class ♠	1,746,076	14,894,028
		29,013,257
Exchange-traded funds: 7.58%
iShares Core MSCI EAFE ETF	7,189	453,266
iShares Core MSCI Emerging Markets ETF	9,436	458,212
iShares Core S&P 500 ETF	4,426	1,811,650
iShares Core S&P Small-Cap ETF	5,854	596,171
iShares Core U.S. Aggregate Bond ETF	84,019	8,258,229
		11,577,528
Multi-asset funds: 4.14%
Allspring Diversified Income Builder Fund Class R6 ♠	1,195,335	6,311,368
Stock funds: 1.49%
Allspring Discovery Large Cap Growth Fund Class R6 ♠†	67,501	600,761
Allspring Emerging Markets Equity Fund Class R6 ♠	19,292	463,776
Allspring Premier Large Company Growth Fund Class R6 ♠†	50,416	608,523
Allspring Special Large Cap Value Fund Class R6 ♠†	48,894	606,771
		2,279,831
Total Investment companies (Cost $159,393,297)		149,317,887

The accompanying notes are an integral part of these financial statements.

34  |  Multi-Asset Funds

Portfolio of investments—November 30, 2022 (unaudited)
Spectrum Income Allocation Fund

		Yield	Shares	Value
Short-term investments: 0.72%
Investment companies: 0.72%
Allspring Government Money Market Fund Select Class ♠∞		3.60%	1,100,002	$ 1,100,002
Total Short-term investments (Cost $1,100,002)				1,100,002
Total investments in securities (Cost $160,493,299)	98.51%			150,417,889
Other assets and liabilities, net	1.49			2,281,831
Total net assets	100.00%			$152,699,720

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period
Investment companies
Allspring Alternative Risk Premia Fund Class R6†	$ 2,785,846	$2,550,492	$ (764,415)	$ (58,086)	$ 102,432	$ 4,616,269
Allspring Discovery Large Cap Growth Fund Class R6†	698,564	81,686	(167,776)	9,418	(21,131)	600,761
Allspring Diversified Income Builder Fund Class R6	6,126,706	1,246,875	(793,430)	(138,342)	(130,441)	6,311,368
Allspring Emerging Markets Equity Fund Class R6	538,374	32,464	(74,266)	(37,506)	4,710	463,776
Allspring Global Investment Grade Credit Fund Class R6	5,201,022	81,241	(460,012)	(106,551)	(163,097)	4,552,603
Allspring High Yield Bond Fund Institutional Class	8,791,749	2,775,942	(1,635,861)	(261,070)	(104,134)	9,566,626
Allspring Income Plus Fund Institutional Class	17,365,555	754,738	(2,400,024)	(264,991)	(561,250)	14,894,028
Allspring Premier Large Company Growth Fund Class R6†	698,985	72,956	(148,720)	(27,080)	12,382	608,523
Allspring Special Large Cap Value Fund Class R6†	349,550	321,305	(134,403)	(12,614)	82,933	606,771
Short-term investments
Allspring Government Money Market Fund Select Class	1,100,002	8,210,308	(8,210,308)	0	0	1,100,002
				$(896,822)	$(777,596)	$43,320,727

The accompanying notes are an integral part of these financial statements.

Multi-Asset Funds  |  35

Portfolio of investments—November 30, 2022 (unaudited)
Spectrum Income Allocation Fund

	Shares, end of period	Dividends from affiliated Underlying Funds
Investment companies
Allspring Alternative Risk Premia Fund Class R6†	507,282	$ 0
Allspring Discovery Large Cap Growth Fund Class R6†	67,501	0
Allspring Diversified Income Builder Fund Class R6	1,195,335	137,374
Allspring Emerging Markets Equity Fund Class R6	19,292	0
Allspring Global Investment Grade Credit Fund Class R6	535,600	64,895
Allspring High Yield Bond Fund Institutional Class	3,276,242	242,986
Allspring Income Plus Fund Institutional Class	1,746,076	296,429
Allspring Premier Large Company Growth Fund Class R6†	50,416	0
Allspring Special Large Cap Value Fund Class R6†	48,894	0
Short-term investments
Allspring Government Money Market Fund Select Class	1,100,002	8,530
		$750,214

†	Non-income-earning security
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	10.18%	13.91%	$ (1,896,254)	$ (128,442)	$ 407,601	$ 0	$ 29,272	$ 36,399,767
Allspring Core Bond Portfolio	1.06	0.80	(2,234,783)	(691,836)	663,468	0	18,089	35,792,720
Allspring Disciplined Large Cap Portfolio	2.80	1.73	161,350	(568,198)	0	46,903	1,091	3,946,738
Allspring Emerging Growth Portfolio	0.09	0.08	(8,904)	26,751	0	369	186	301,900
Allspring Factor Enhanced Emerging Markets Equity Portfolio	0.26	0.27	(19,702)	(12,310)	0	7,078	145	311,462
Allspring Factor Enhanced International Equity Portfolio	0.61	0.62	(125,899)	(3,623)	0	34,839	981	2,893,715
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	0.29	0.30	50,262	(64,255)	0	12,895	687	1,516,352
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	0.35	0.35	(5,707)	10,236	0	3,848	171	448,016
Allspring Real Return Portfolio	1.86	4.95	40,400	(17,662)	130,943	11,638	806	10,787,986
Allspring Small Company Value Portfolio	0.06	0.05	(2,499)	1,810	0	3,096	219	301,103
			$(4,041,736)	$(1,447,529)	$1,202,012	$120,666	$51,647	$92,699,759
The accompanying notes are an integral part of these financial statements.

36  |  Multi-Asset Funds

Portfolio of investments—November 30, 2022 (unaudited)
Spectrum Income Allocation Fund

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
CAC 40 Index	52	12-16-2022	$ 3,430,302	$ 3,502,980	$ 72,678	$ 0
E-Mini Consumer Staples Select Sector Index	67	12-16-2022	4,923,344	5,206,570	283,226	0
10-Year U.S. Treasury Notes	141	3-22-2023	15,877,177	16,003,500	126,323	0
Short
DAX Index	(10)	12-16-2022	(3,175,302)	(3,604,500)	0	(429,198)
Euro STOXX 50 Index	(127)	12-16-2022	(4,538,827)	(5,035,550)	0	(496,723)
U.S. Ultra Treasury Bonds	(39)	3-22-2023	(5,226,298)	(5,314,969)	0	(88,671)
					$482,227	$(1,014,592)
The accompanying notes are an integral part of these financial statements.

Multi-Asset Funds  |  37

Portfolio of investments—November 30, 2022 (unaudited)
Spectrum Moderate Growth Fund

	Shares	Value
Investment companies: 98.27%
Affiliated master portfolios: 52.24%
Allspring Bloomberg US Aggregate ex-Corporate Portfolio		$ 23,635,251
Allspring Core Bond Portfolio		24,425,137
Allspring Disciplined Large Cap Portfolio		49,546,003
Allspring Emerging Growth Portfolio		4,119,587
Allspring Factor Enhanced Emerging Markets Equity Portfolio		5,072,204
Allspring Factor Enhanced International Equity Portfolio		41,676,021
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio		24,761,971
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio		6,135,050
Allspring Real Return Portfolio		30,843,598
Allspring Small Company Value Portfolio		4,093,471
		214,308,293
Alternative investment funds: 5.57%
Allspring Alternative Risk Premia Fund Class R6 ♠†	1,678,261	15,272,176
PIMCO CommodityRealReturn Strategy Fund Institutional Class	1,383,319	7,594,423
		22,866,599
Bond funds: 16.83%
Allspring Global Investment Grade Credit Fund Class R6 ♠	1,413,385	12,013,769
Allspring High Yield Bond Fund Institutional Class ♠	8,897,877	25,981,800
Allspring Income Plus Fund Institutional Class ♠	3,638,888	31,039,713
		69,035,282
Exchange-traded funds: 11.16%
iShares Core MSCI EAFE ETF	19,800	1,248,390
iShares Core MSCI Emerging Markets ETF	60,425	2,934,238
iShares Core S&P 500 ETF	36,337	14,873,461
iShares Core S&P Small-Cap ETF	48,248	4,913,576
iShares Core U.S. Aggregate Bond ETF	222,089	21,829,128
		45,798,793
Multi-asset funds: 4.93%
Allspring Diversified Income Builder Fund Class R6 ♠	3,833,080	20,238,662
Stock funds: 7.54%
Allspring Discovery Large Cap Growth Fund Class R6 ♠†	923,014	8,214,820
Allspring Emerging Markets Equity Fund Class R6 ♠	261,773	6,293,029
Allspring Premier Large Company Growth Fund Class R6 ♠†	679,342	8,199,657
Allspring Special Large Cap Value Fund Class R6 ♠†	663,738	8,236,995
		30,944,501
Total Investment companies (Cost $402,148,905)		403,192,130

The accompanying notes are an integral part of these financial statements.

38  |  Multi-Asset Funds

Portfolio of investments—November 30, 2022 (unaudited)
Spectrum Moderate Growth Fund

		Yield	Shares	Value
Short-term investments: 0.65%
Investment companies: 0.65%
Allspring Government Money Market Fund Select Class ♠∞		3.60%	2,652,135	$ 2,652,135
Total Short-term investments (Cost $2,652,135)				2,652,135
Total investments in securities (Cost $404,801,040)	98.92%			405,844,265
Other assets and liabilities, net	1.08			4,419,701
Total net assets	100.00%			$410,263,966

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period
Investment companies
Allspring Alternative Risk Premia Fund Class R6†	$ 9,053,738	$ 8,303,512	$ (2,219,178)	$ (177,227)	$ 311,331	$ 15,272,176
Allspring Discovery Large Cap Growth Fund Class R6†	9,057,449	993,960	(1,670,193)	(357,730)	191,334	8,214,820
Allspring Diversified Income Builder Fund Class R6	15,800,480	6,442,822	(1,456,624)	(244,405)	(303,611)	20,238,662
Allspring Emerging Markets Equity Fund Class R6	6,975,576	337,444	(604,974)	(322,600)	(92,417)	6,293,029
Allspring Global Investment Grade Credit Fund Class R6	13,518,921	416,128	(1,229,989)	(322,618)	(368,673)	12,013,769
Allspring High Yield Bond Fund Institutional Class	19,995,524	10,092,790	(3,379,622)	(555,015)	(171,877)	25,981,800
Allspring Income Plus Fund Institutional Class	35,340,494	1,925,145	(4,553,610)	(515,406)	(1,156,910)	31,039,713
Allspring Premier Large Company Growth Fund Class R6†	9,060,356	804,974	(1,459,025)	(259,578)	52,931	8,199,657
Allspring Special Large Cap Value Fund Class R6†	9,056,281	238,118	(1,523,733)	(142,124)	608,453	8,236,995
Short-term investments
Allspring Government Money Market Fund Select Class	2,652,135	25,488,003	(25,488,003)	0	0	2,652,135
				$(2,896,703)	$ (929,439)	$138,142,756

The accompanying notes are an integral part of these financial statements.

Multi-Asset Funds  |  39

Portfolio of investments—November 30, 2022 (unaudited)
Spectrum Moderate Growth Fund

	Shares, end of period	Dividends from affiliated Underlying Funds
Investment companies
Allspring Alternative Risk Premia Fund Class R6†	1,678,261	$ 0
Allspring Discovery Large Cap Growth Fund Class R6†	923,014	0
Allspring Diversified Income Builder Fund Class R6	3,833,080	381,984
Allspring Emerging Markets Equity Fund Class R6	261,773	0
Allspring Global Investment Grade Credit Fund Class R6	1,413,385	167,506
Allspring High Yield Bond Fund Institutional Class	8,897,877	591,249
Allspring Income Plus Fund Institutional Class	3,638,888	603,894
Allspring Premier Large Company Growth Fund Class R6†	679,342	0
Allspring Special Large Cap Value Fund Class R6†	663,738	0
Short-term investments
Allspring Government Money Market Fund Select Class	2,652,135	18,247
		$1,762,880

†	Non-income-earning security
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	6.43%	9.03%	$(1,035,332)	$ (241,746)	$ 230,279	$ 0	$ 18,351	$ 23,635,251
Allspring Core Bond Portfolio	0.56	0.55	(1,125,959)	(328,169)	354,614	0	10,056	24,425,137
Allspring Disciplined Large Cap Portfolio	22.77	21.68	1,880,437	(3,507,642)	0	502,350	10,103	49,546,003
Allspring Emerging Growth Portfolio	1.20	1.13	(82,036)	301,175	0	5,391	2,386	4,119,587
Allspring Factor Enhanced Emerging Markets Equity Portfolio	4.09	4.33	(269,208)	(213,387)	0	111,056	2,246	5,072,204
Allspring Factor Enhanced International Equity Portfolio	8.37	8.87	(1,429,156)	(198,053)	0	483,558	13,221	41,676,021
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	4.58	4.92	958,488	(1,201,707)	0	205,454	10,677	24,761,971
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	4.49	4.79	(29,294)	70,115	0	51,196	2,204	6,135,050
Allspring Real Return Portfolio	14.43	14.15	294,436	(2,236,071)	655,741	61,359	3,021	30,843,598
Allspring Small Company Value Portfolio	0.76	0.68	(3,766)	(10,584)	0	41,090	2,846	4,093,471
			$ (841,390)	$(7,566,069)	$1,240,634	$1,461,454	$75,111	$214,308,293
The accompanying notes are an integral part of these financial statements.

40  |  Multi-Asset Funds

Portfolio of investments—November 30, 2022 (unaudited)
Spectrum Moderate Growth Fund

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
CAC 40 Index	133	12-16-2022	$ 9,137,414	$ 9,323,303	$ 185,889	$ 0
E-Mini S&P 500 Consumer Staples Select Sector Index	173	12-16-2022	12,712,516	13,443,830	731,314	0
10-Year U.S. Treasury Notes	369	3-22-2023	41,550,911	41,881,500	330,589	0
Short
DAX Index	(25)	12-16-2022	(8,304,112)	(9,377,107)	0	(1,072,995)
E-Mini Russell 2000 Index	(2)	12-16-2022	(182,507)	(188,750)	0	(6,243)
E-Mini S&P 500 Index	(4)	12-16-2022	(788,545)	(816,250)	0	(27,705)
Euro STOXX 50 Index	(330)	12-16-2022	(12,325,103)	(13,615,732)	0	(1,290,629)
MSCI EAFE Index	(3)	12-16-2022	(289,022)	(296,970)	0	(7,948)
MSCI Emerging Markets Index	(2)	12-16-2022	(94,629)	(98,250)	0	(3,621)
U.S. Ultra Treasury Bonds	(101)	3-22-2023	(13,534,772)	(13,764,406)	0	(229,634)
					$1,247,792	$(2,638,775)
The accompanying notes are an integral part of these financial statements.

Multi-Asset Funds  |  41

Statements of assets and liabilities—November 30, 2022 (unaudited)
	Spectrum Aggressive Growth Fund	Spectrum Conservative Growth Fund
Assets
Investments in affiliated Master Portfolios, at value (see cost below)	$ 306,102,384	$ 143,228,579
Investments in unaffiliated Underlying Funds, at value (see cost below)	97,153,000	36,376,532
Investments in affiliated Underlying Funds, at value (see cost below)	72,857,145	94,299,400
Cash	0	1,289,211
Cash at broker segregated for futures contracts	4,347,847	2,533,808
Receivable for daily variation margin on open futures contracts	411,153	402,028
Receivable for Fund shares sold	46,920	3,750
Receivable for investments sold	41,399	5,830,910
Receivable for dividends	0	97,138
Prepaid expenses and other assets	113,568	66,957
Total assets	481,073,416	284,128,313
Liabilities
Payable for Fund shares redeemed	629,466	691,093
Payable for daily variation margin on open futures contracts	259,888	116,954
Distribution fee payable	165,572	140,887
Shareholder servicing fees payable	93,536	53,468
Management fee payable	84,340	48,794
Administration fees payable	74,533	46,234
Overdraft due to custodian bank	65,717	0
Trustees’ fees and expenses payable	3,692	881
Payable for investments purchased	0	5,470,025
Accrued expenses and other liabilities	59,030	53,387
Total liabilities	1,435,774	6,621,723
Total net assets	$479,637,642	$277,506,590
Net assets consist of
Paid-in capital	$ 433,464,626	$ 293,062,179
Total distributable earnings (loss)	46,173,016	(15,555,589)
Total net assets	$479,637,642	$277,506,590
Computation of net asset value and offering price per share
Net assets – Class A	$ 120,407,370	$ 32,061,933
Shares outstanding – Class A1	6,692,032	3,423,931
Net asset value per share – Class A	$17.99	$9.36
Maximum offering price per share – Class A2	$19.09	$9.93
Net assets – Class C	$ 280,686,978	$ 233,030,179
Shares outstanding – Class C1	15,808,768	24,231,519
Net asset value per share – Class C	$17.76	$9.62
Net assets – Administrator Class	$ 73,213,616	N/A
Shares outstanding – Administrator Class	4,055,289	N/A
Net asset value per share – Administrator Class	$18.05	N/A
Net assets – Institutional Class	$ 5,329,678	$ 12,414,478
Shares outstanding – Institutional Class[1]	294,602	1,322,939
Net asset value per share – Institutional Class	$18.09	$9.38
Investments in affiliated Master Portfolios, at cost	$ 287,553,264	$ 146,636,409
Investments in unaffiliated Underlying Funds, at cost	$ 88,586,408	$ 33,514,418
Investments in affiliated Underlying Funds, at cost	$ 75,744,336	$ 101,383,724
[1]	Each Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

42  |  Multi-Asset Funds

Statements of assets and liabilities—November 30, 2022 (unaudited)
	Spectrum Growth Fund	Spectrum Income Allocation Fund	Spectrum Moderate Growth Fund
Assets
Investments in affiliated Master Portfolios, at value (see cost below)	$ 121,911,687	$ 92,699,759	$ 214,308,293
Investments in unaffiliated Underlying Funds, at value (see cost below)	33,738,726	14,397,403	53,393,216
Investments in affiliated Underlying Funds, at value (see cost below)	64,240,752	43,320,727	138,142,756
Cash	345,793	643,475	487,532
Cash at broker segregated for futures contracts	2,133,862	1,495,887	3,849,735
Receivable for daily variation margin on open futures contracts	315,906	227,737	587,718
Receivable for Fund shares sold	16,778	16,163	33,739
Receivable for investments sold	4,568,631	3,271,422	8,674,438
Receivable for dividends	115,977	46,628	174,963
Prepaid expenses and other assets	60,363	61,536	57,815
Total assets	227,448,475	156,180,737	419,710,205
Liabilities
Payable for Fund shares redeemed	290,805	188,496	691,036
Payable for daily variation margin on open futures contracts	105,657	56,838	182,581
Distribution fee payable	117,072	78,003	217,637
Shareholder servicing fees payable	44,067	29,942	81,176
Management fee payable	36,453	21,276	79,513
Administration fees payable	37,230	25,753	68,915
Trustees’ fees and expenses payable	579	1,798	1,803
Payable for investments purchased	4,360,619	3,023,827	8,060,583
Accrued expenses and other liabilities	69,906	55,084	62,995
Total liabilities	5,062,388	3,481,017	9,446,239
Total net assets	$222,386,087	$152,699,720	$410,263,966
Net assets consist of
Paid-in capital	$ 212,743,483	$ 172,200,507	$ 407,160,678
Total distributable earnings (loss)	9,642,604	(19,500,787)	3,103,288
Total net assets	$222,386,087	$152,699,720	$410,263,966
Computation of net asset value and offering price per share
Net assets – Class A	$ 24,877,310	$ 19,389,820	$ 42,849,859
Shares outstanding – Class A1	2,164,542	2,235,202	3,816,252
Net asset value per share – Class A	$11.49	$8.67	$11.23
Maximum offering price per share – Class A2	$12.19	$9.20	$11.92
Net assets – Class C	$ 195,499,989	$ 127,697,901	$ 360,845,506
Shares outstanding – Class C1	16,647,640	14,728,872	31,489,855
Net asset value per share – Class C	$11.74	$8.67	$11.46
Net assets – Institutional Class	$ 2,008,788	$ 5,611,999	$ 6,568,601
Shares outstanding – Institutional Class[1]	174,415	648,289	583,808
Net asset value per share – Institutional Class	$11.52	$8.66	$11.25
Investments in affiliated Master Portfolios, at cost	$ 112,317,163	$ 99,495,993	$ 206,184,930
Investments in unaffiliated Underlying Funds, at cost	$ 30,951,684	$ 14,226,269	$ 50,623,864
Investments in affiliated Underlying Funds, at cost	$ 68,130,951	$ 46,771,037	$ 147,992,246
[1]	Each Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Multi-Asset Funds  |  43

Statements of operations—six months ended November 30, 2022 (unaudited)
	Spectrum Aggressive Growth Fund	Spectrum Conservative Growth Fund
Investment income
Dividends allocated from affiliated Master Portfolios*	$ 2,989,582	$ 611,362
Dividends from unaffiliated Underlying Funds	963,575	2,793,472
Affiliated income allocated from affiliated Master Portfolios	116,468	64,420
Dividends from affiliated Underlying Funds	14,378	1,387,636
Interest allocated from affiliated Master Portfolios**	0	1,465,180
Expenses allocated from affiliated Master Portfolios	(424,007)	(223,005)
Waivers allocated from affiliated Master Portfolios	57,313	30,974
Total investment income	3,717,309	6,130,039
Expenses
Management fee	583,087	357,574
Administration fees
Class A	121,826	34,129
Class C	288,202	253,246
Administrator Class	45,933	N/A
Institutional Class	3,446	8,040
Shareholder servicing fees
Class A	145,031	40,629
Class C	342,220	300,849
Administrator Class	87,648	N/A
Distribution fee
Class C	1,022,610	901,515
Custody and accounting fees	20,018	27,337
Professional fees	28,242	25,605
Registration fees	28,316	30,438
Shareholder report expenses	35,698	16,310
Trustees’ fees and expenses	10,880	10,879
Other fees and expenses	4,360	3,276
Total expenses	2,767,517	2,009,827
Less: Fee waivers and/or expense reimbursements
Fund-level	(27,941)	(53,068)
Class A	(163)	(41)
Class C	(129)	(33)
Net expenses	2,739,284	1,956,685
Net investment income	978,025	4,173,354
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Securities transactions allocated from affiliated Master Portfolios	(1,234,737)	(3,671,923)
Affiliated Underlying Funds	(3,580,018)	(1,646,826)
Unaffiliated Underlying Funds	(2,841,785)	(3,681,004)
Futures contracts	2,329,167	256,829
Net realized losses on investments	(5,327,373)	(8,742,924)
Net change in unrealized gains (losses) on
Securities transactions allocated from affiliated Master Portfolios	(4,946,496)	(3,898,614)
Affiliated Underlying Funds	2,943,877	(1,319,047)
Unaffiliated Underlying Funds	867,647	(2,841,252)
Futures contracts	(1,874,758)	(638,566)
Net change in unrealized gains (losses) on investments	(3,009,730)	(8,697,479)
Net realized and unrealized gains (losses) on investments	(8,337,103)	(17,440,403)
Net decrease in net assets resulting from operations	$(7,359,078)	$(13,267,049)
*Net of foreign dividend withholding taxes allocated from affiliated Master Portfolios in the amount of	$171,083	$31,014
**Net of foreign interest withholding taxes allocated from affiliated Master Portfolios in the amount of	0	21
The accompanying notes are an integral part of these financial statements.

44  |  Multi-Asset Funds

Statements of operations—six months ended November 30, 2022 (unaudited)
	Spectrum Growth Fund	Spectrum Income Allocation Fund	Spectrum Moderate Growth Fund
Investment income
Dividends allocated from affiliated Master Portfolios*	$ 937,930	$ 120,666	$ 1,461,454
Dividends from unaffiliated Underlying Funds	2,321,291	1,470,319	4,159,585
Affiliated income allocated from affiliated Master Portfolios	37,808	51,647	75,111
Dividends from affiliated Underlying Funds	737,446	750,214	1,762,880
Interest allocated from affiliated Master Portfolios**	525,910	1,202,012	1,240,634
Expenses allocated from affiliated Master Portfolios	(191,184)	(134,549)	(336,375)
Waivers allocated from affiliated Master Portfolios	28,524	15,608	50,316
Interest	134,726	4,450	245,825
Total investment income	4,532,451	3,480,367	8,659,430
Expenses
Management fee	280,660	202,161	524,081
Administration fees
Class A	25,882	20,746	45,534
Class C	207,672	143,126	387,795
Institutional Class	1,362	3,679	4,271
Shareholder servicing fees
Class A	30,812	24,697	54,208
Class C	246,692	170,027	460,684
Distribution fee
Class C	738,164	509,545	1,380,482
Custody and accounting fees	22,162	18,891	15,847
Professional fees	29,274	18,915	18,422
Registration fees	31,799	25,853	18,399
Shareholder report expenses	20,805	17,910	16,224
Trustees’ fees and expenses	10,879	10,880	10,879
Other fees and expenses	4,792	3,903	2,888
Total expenses	1,650,955	1,170,333	2,939,714
Less: Fee waivers and/or expense reimbursements
Fund-level	(70,750)	(62,025)	(5,207)
Class A	(93)	(108)	(18)
Class C	(64)	(19)	(52)
Net expenses	1,580,048	1,108,181	2,934,437
Net investment income	2,952,403	2,372,186	5,724,993
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Securities transactions allocated from affiliated Master Portfolios	40,902	(4,041,736)	(841,390)
Affiliated Underlying Funds	(1,491,878)	(896,822)	(2,896,703)
Unaffiliated Underlying Funds	(3,435,032)	(1,141,763)	(6,366,906)
Futures contracts	432,549	842,907	481,533
Net realized losses on investments	(4,453,459)	(5,237,414)	(9,623,466)
Net change in unrealized gains (losses) on
Securities transactions allocated from affiliated Master Portfolios	(4,219,336)	(1,447,529)	(7,566,069)
Affiliated Underlying Funds	84,565	(777,596)	(929,439)
Unaffiliated Underlying Funds	(2,882,025)	(2,040,941)	(4,492,599)
Futures contracts	(440,739)	(446,201)	(821,070)
Net change in unrealized gains (losses) on investments	(7,457,535)	(4,712,267)	(13,809,177)
Net realized and unrealized gains (losses) on investments	(11,910,994)	(9,949,681)	(23,432,643)
Net decrease in net assets resulting from operations	$ (8,958,591)	$(7,577,495)	$(17,707,650)
*Net of foreign dividend withholding taxes allocated from affiliated Master Portfolios in the amount of	$50,185	$5,663	$77,570
**Net of foreign interest withholding taxes allocated from affiliated Master Portfolios in the amount of	4	19	15
The accompanying notes are an integral part of these financial statements.

Multi-Asset Funds  |  45

Statements of changes in net assets
	Spectrum Aggressive Growth Fund
	Six months ended November 30, 2022 (unaudited)		Year ended May 31, 2022
Operations
Net investment income		$ 978,025		$ 925,743
Net realized gains (losses) on investments		(5,327,373)		26,183,999
Net change in unrealized gains (losses) on investments		(3,009,730)		(77,972,191)
Net decrease in net assets resulting from operations		(7,359,078)		(50,862,449)
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(10,049,605)
Class C		0		(46,652,606)
Institutional Class		0		(874,349)
Total distributions to shareholders		0		(57,576,560)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	183,544	3,106,766	816,312	18,171,153
Class C	163,084	2,746,555	343,193	7,214,990
Administrator Class	45,556	769,084	45,122 [1]	865,939 [1]
Institutional Class	70,664	1,232,847	634,500	14,278,622
		7,855,252		40,530,704
Reinvestment of distributions
Class A	0	0	480,525	10,028,952
Class C	0	0	2,264,481	46,540,235
Institutional Class	0	0	41,686	874,349
		0		57,443,536
Payment for shares redeemed
Class A	(381,441)	(6,484,592)	(680,485)	(14,517,658)
Class C	(1,155,836)	(19,459,863)	(2,606,924)	(55,520,562)
Administrator Class	(199,059)	(3,427,053)	(563,869) [1]	(10,089,956) [1]
Institutional Class	(93,696)	(1,584,837)	(706,658)	(16,276,740)
		(30,956,345)		(96,404,916)
Net asset value of shares issued in acquisition
Class A	0	0	3,370,579	67,600,166
Class C	0	0	57,632	1,147,568
Administrator Class	0	0	4,727,539 [1]	95,077,457 [1]
		0		163,825,191
Net increase (decrease) in net assets resulting from capital share transactions		(23,101,093)		165,394,515
Total increase (decrease) in net assets		(30,460,171)		56,955,506
Net assets
Beginning of period		510,097,813		453,142,307
End of period		$479,637,642		$510,097,813
[1]	For the period from February 4, 2022 (commencement of class operations) to May 31, 2022
The accompanying notes are an integral part of these financial statements.

46  |  Multi-Asset Funds

Statements of changes in net assets
	Spectrum Conservative Growth Fund
	Six months ended November 30, 2022 (unaudited)		Year ended May 31, 2022
Operations
Net investment income		$ 4,173,354		$ 6,806,428
Net realized gains (losses) on investments		(8,742,924)		8,220,605
Net change in unrealized gains (losses) on investments		(8,697,479)		(36,062,340)
Net decrease in net assets resulting from operations		(13,267,049)		(21,035,307)
Distributions to shareholders from
Net investment income and net realized gains
Class A		(737,259)		(4,026,983)
Class C		(4,344,118)		(28,133,207)
Institutional Class		(301,375)		(1,743,701)
Total distributions to shareholders		(5,382,752)		(33,903,891)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	247,396	2,331,917	405,172	4,537,206
Class C	337,604	3,170,255	390,078	4,442,312
Institutional Class	87,291	808,671	1,635,750	19,304,397
		6,310,843		28,283,915
Reinvestment of distributions
Class A	80,715	734,062	362,796	4,006,426
Class C	464,849	4,341,516	2,485,248	28,094,921
Institutional Class	33,102	301,375	158,208	1,742,918
		5,376,953		33,844,265
Payment for shares redeemed
Class A	(329,899)	(3,067,817)	(782,754)	(8,635,241)
Class C	(2,296,361)	(21,984,570)	(5,251,986)	(60,023,029)
Institutional Class	(85,541)	(791,086)	(770,543)	(8,351,769)
		(25,843,473)		(77,010,039)
Net decrease in net assets resulting from capital share transactions		(14,155,677)		(14,881,859)
Total decrease in net assets		(32,805,478)		(69,821,057)
Net assets
Beginning of period		310,312,068		380,133,125
End of period		$277,506,590		$310,312,068
The accompanying notes are an integral part of these financial statements.

Multi-Asset Funds  |  47

Statements of changes in net assets
	Spectrum Growth Fund
	Six months ended November 30, 2022 (unaudited)		Year ended May 31, 2022
Operations
Net investment income		$ 2,952,403		$ 5,149,272
Net realized gains (losses) on investments		(4,453,459)		14,558,737
Net change in unrealized gains (losses) on investments		(7,457,535)		(36,266,865)
Net decrease in net assets resulting from operations		(8,958,591)		(16,558,856)
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(4,137,271)
Class C		0		(30,888,748)
Institutional Class		0		(338,432)
Total distributions to shareholders		0		(35,364,451)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	137,982	1,520,379	246,428	3,515,326
Class C	169,802	1,939,638	465,805	6,529,020
Institutional Class	66,234	735,173	204,168	2,791,934
		4,195,190		12,836,280
Reinvestment of distributions
Class A	0	0	307,722	4,128,480
Class C	0	0	2,251,455	30,852,298
Institutional Class	0	0	25,184	338,432
		0		35,319,210
Payment for shares redeemed
Class A	(224,609)	(2,496,570)	(467,843)	(6,436,687)
Class C	(1,264,818)	(14,398,018)	(2,997,181)	(42,147,744)
Institutional Class	(100,293)	(1,116,859)	(199,958)	(2,769,747)
		(18,011,447)		(51,354,178)
Net decrease in net assets resulting from capital share transactions		(13,816,257)		(3,198,688)
Total decrease in net assets		(22,774,848)		(55,121,995)
Net assets
Beginning of period		245,160,935		300,282,930
End of period		$222,386,087		$245,160,935
The accompanying notes are an integral part of these financial statements.

48  |  Multi-Asset Funds

Statements of changes in net assets
	Spectrum Income Allocation Fund
	Six months ended November 30, 2022 (unaudited)		Year ended May 31, 2022
Operations
Net investment income		$ 2,372,186		$ 3,406,997
Net realized losses on investments		(5,237,414)		(547,741)
Net change in unrealized gains (losses) on investments		(4,712,267)		(16,587,889)
Net decrease in net assets resulting from operations		(7,577,495)		(13,728,633)
Distributions to shareholders from
Net investment income and net realized gains
Class A		(310,554)		(1,594,768)
Class C		(1,629,771)		(10,477,880)
Institutional Class		(98,389)		(790,454)
Total distributions to shareholders		(2,038,714)		(12,863,102)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	172,451	1,497,246	287,235	2,920,363
Class C	139,207	1,212,841	367,054	3,613,412
Institutional Class	33,493	296,794	1,272,557	13,383,942
		3,006,881		19,917,717
Reinvestment of distributions
Class A	36,023	310,219	157,714	1,593,948
Class C	188,004	1,625,638	1,036,351	10,471,257
Institutional Class	11,471	98,389	78,749	789,993
		2,034,246		12,855,198
Payment for shares redeemed
Class A	(221,539)	(1,932,039)	(498,067)	(5,053,056)
Class C	(1,756,866)	(15,265,415)	(3,981,333)	(39,973,681)
Institutional Class	(37,817)	(331,709)	(818,687)	(7,694,286)
		(17,529,163)		(52,721,023)
Net decrease in net assets resulting from capital share transactions		(12,488,036)		(19,948,108)
Total decrease in net assets		(22,104,245)		(46,539,843)
Net assets
Beginning of period		174,803,965		221,343,808
End of period		$152,699,720		$174,803,965
The accompanying notes are an integral part of these financial statements.

Multi-Asset Funds  |  49

Statements of changes in net assets
	Spectrum Moderate Growth Fund
	Six months ended November 30, 2022 (unaudited)		Year ended May 31, 2022
Operations
Net investment income		$ 5,724,993		$ 9,720,875
Net realized gains (losses) on investments		(9,623,466)		22,358,842
Net change in unrealized gains (losses) on investments		(13,809,177)		(62,757,073)
Net decrease in net assets resulting from operations		(17,707,650)		(30,677,356)
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(6,498,756)
Class C		0		(50,916,068)
Institutional Class		0		(1,255,455)
Total distributions to shareholders		0		(58,670,279)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	119,725	1,335,778	437,749	5,871,568
Class C	314,925	3,545,914	525,068	7,193,590
Institutional Class	169,768	1,854,682	861,717	11,938,967
		6,736,374		25,004,125
Reinvestment of distributions
Class A	0	0	496,494	6,478,082
Class C	0	0	3,817,523	50,833,512
Institutional Class	0	0	96,014	1,255,455
		0		58,567,049
Payment for shares redeemed
Class A	(315,638)	(3,453,459)	(945,140)	(12,411,416)
Class C	(2,639,438)	(29,676,421)	(5,676,098)	(76,893,468)
Institutional Class	(219,493)	(2,407,131)	(571,340)	(7,428,017)
		(35,537,011)		(96,732,901)
Net decrease in net assets resulting from capital share transactions		(28,800,637)		(13,161,727)
Total decrease in net assets		(46,508,287)		(102,509,362)
Net assets
Beginning of period		456,772,253		559,281,615
End of period		$410,263,966		$ 456,772,253
The accompanying notes are an integral part of these financial statements.

50  |  Multi-Asset Funds

Financial highlights
Spectrum Aggressive Growth Fund
(For a share outstanding throughout each period)
		Year ended May 31
Class A	Six months ended November 30, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$18.17	$22.82	$18.59	$16.52	$20.55	$21.41
Net investment income	0.07	0.25	0.14	0.19	0.17 [1]	0.10
Net realized and unrealized gains (losses) on investments	(0.25)	(1.74)	6.65	2.11	(0.81)	2.59
Total from investment operations	(0.18)	(1.49)	6.79	2.30	(0.64)	2.69
Distributions to shareholders from
Net investment income	0.00	(0.18)	(0.22)	(0.19)	(0.26)	0.00
Net realized gains	0.00	(2.98)	(2.34)	(0.04)	(3.13)	(3.55)
Total distributions to shareholders	0.00	(3.16)	(2.56)	(0.23)	(3.39)	(3.55)
Net asset value, end of period	$17.99	$18.17	$22.82	$18.59	$16.52	$20.55
Total return[2]	(0.99)%	(8.22)%	38.53%	13.91%	(2.35)%	12.61%
Ratios to average net assets (annualized)
Gross expenses*	0.76%	0.76%	0.77%	0.77%	0.76%	0.75%
Net expenses*	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	0.84%	0.76%	0.63%	1.08%	0.97%	0.75%
Supplemental data
Portfolio turnover rate[3]	23%	62%	82%	71%	78%	63%
Net assets, end of period (000s omitted)	$120,407	$125,195	$66,239	$44,714	$42,588	$3,993

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Six months ended November 30, 2022 (unaudited)	0.16%
Year ended May 31, 2022	0.16%
Year ended May 31, 2021	0.15%
Year ended May 31, 2020	0.18%
Year ended May 31, 2019	0.18%
Year ended May 31, 2018	0.12%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the Underlying Funds and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Multi-Asset Funds  |  51

Financial highlights
Spectrum Aggressive Growth Fund
(For a share outstanding throughout each period)
		Year ended May 31
Class C	Six months ended November 30, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$18.00	$22.63	$18.45	$16.39	$20.33	$21.36
Net investment income (loss)	0.01	(0.01)	(0.03)	0.07	0.06	(0.02) [1]
Net realized and unrealized gains (losses) on investments	(0.25)	(1.63)	6.62	2.07	(0.82)	2.54
Total from investment operations	(0.24)	(1.64)	6.59	2.14	(0.76)	2.52
Distributions to shareholders from
Net investment income	0.00	(0.01)	(0.07)	(0.04)	(0.05)	0.00
Net realized gains	0.00	(2.98)	(2.34)	(0.04)	(3.13)	(3.55)
Total distributions to shareholders	0.00	(2.99)	(2.41)	(0.08)	(3.18)	(3.55)
Net asset value, end of period	$17.76	$18.00	$22.63	$18.45	$16.39	$20.33
Total return[2]	(1.39)%	(8.87)%	37.57%	13.06%	(3.16)%	11.80%
Ratios to average net assets (annualized)
Gross expenses*	1.51%	1.50%	1.52%	1.52%	1.51%	1.50%
Net expenses*	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income (loss)	0.10%	(0.03)%	(0.12)%	0.33%	0.32%	(0.10)%
Supplemental data
Portfolio turnover rate[3]	23%	62%	82%	71%	78%	63%
Net assets, end of period (000s omitted)	$280,687	$302,402	$378,941	$323,778	$355,837	$491,304

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Six months ended November 30, 2022 (unaudited)	0.16%
Year ended May 31, 2022	0.16%
Year ended May 31, 2021	0.15%
Year ended May 31, 2020	0.18%
Year ended May 31, 2019	0.18%
Year ended May 31, 2018	0.12%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the Underlying Funds and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

52  |  Multi-Asset Funds

Financial highlights
Spectrum Aggressive Growth Fund
(For a share outstanding throughout each period)
		Year ended May 31
Administrator Class	Six months ended November 30, 2022 (unaudited)	2022 [1]
Net asset value, beginning of period	$18.23	$20.11
Net investment income	0.08	0.06
Net realized and unrealized gains (losses) on investments	(0.26)	(1.94)
Total from investment operations	(0.18)	(1.88)
Distributions to shareholders from
Net investment income	0.00	0.00
Net realized gains	0.00	0.00
Total distributions to shareholders	0.00	0.00
Net asset value, end of period	$18.05	$18.23
Total return[2]	(0.99)%	(9.35)%
Ratios to average net assets (annualized)
Gross expenses*	0.68%	0.67%
Net expenses*	0.67%	0.67%
Net investment income	0.92%	0.98%
Supplemental data
Portfolio turnover rate[3]	23%	62%
Net assets, end of period (000s omitted)	$73,214	$76,706

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Six months ended November 30, 2022 (unaudited)	0.16%
Year ended May 31, 2022[1]	0.15%

[1]	For the period from February 4, 2022 (commencement of class operations) to May 31, 2022
[2]	Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the Underlying Funds and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Multi-Asset Funds  |  53

Financial highlights
Spectrum Aggressive Growth Fund
(For a share outstanding throughout each period)
		Year ended May 31
Institutional Class	Six months ended November 30, 2022 (unaudited)	2022	2021	2020	2019 [1]
Net asset value, beginning of period	$18.24	$22.87	$18.62	$16.55	$21.08
Net investment income	0.11	0.27	0.22	0.29	0.14
Net realized and unrealized gains (losses) on investments	(0.26)	(1.69)	6.65	2.07	(1.26)
Total from investment operations	(0.15)	(1.42)	6.87	2.36	(1.12)
Distributions to shareholders from
Net investment income	0.00	(0.23)	(0.28)	(0.25)	(0.28)
Net realized gains	0.00	(2.98)	(2.34)	(0.04)	(3.13)
Total distributions to shareholders	0.00	(3.21)	(2.62)	(0.29)	(3.41)
Net asset value, end of period	$18.09	$18.24	$22.87	$18.62	$16.55
Total return[2]	(0.82)%	(7.89)%	38.96%	14.26%	(4.54)%
Ratios to average net assets (annualized)
Gross expenses*	0.43%	0.43%	0.43%	0.44%	0.43%
Net expenses*	0.42%	0.42%	0.42%	0.42%	0.42%
Net investment income	1.18%	1.00%	0.96%	1.40%	1.40%
Supplemental data
Portfolio turnover rate[3]	23%	62%	82%	71%	78%
Net assets, end of period (000s omitted)	$5,330	$5,794	$7,962	$2,281	$1,172

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Six months ended November 30, 2022 (unaudited)	0.16%
Year ended May 31, 2022	0.16%
Year ended May 31, 2021	0.15%
Year ended May 31, 2020	0.18%
Year ended May 31, 2019[1]	0.18%

[1]	For the period from July 31, 2018 (commencement of class operations) to May 31, 2019
[2]	Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the Underlying Funds and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

54  |  Multi-Asset Funds

Financial highlights
Spectrum Conservative Growth Fund
(For a share outstanding throughout each period)
		Year ended May 31
Class A	Six months ended November 30, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$9.97	$11.73	$10.92	$10.30	$10.90	$11.83
Net investment income	0.17	0.28	0.14	0.15	0.19 [1]	0.18 [1]
Net realized and unrealized gains (losses) on investments	(0.57)	(0.85)	1.56	0.76	0.03	0.40
Total from investment operations	(0.40)	(0.57)	1.70	0.91	0.22	0.58
Distributions to shareholders from
Net investment income	(0.21)	(0.29)	(0.11)	(0.21)	(0.18)	(0.50)
Net realized gains	0.00	(0.90)	(0.78)	(0.08)	(0.64)	(1.01)
Total distributions to shareholders	(0.21)	(1.19)	(0.89)	(0.29)	(0.82)	(1.51)
Net asset value, end of period	$9.36	$9.97	$11.73	$10.92	$10.30	$10.90
Total return[2]	(3.90)%	(5.69)%	16.04%	8.95%	2.40%	4.87%
Ratios to average net assets (annualized)
Gross expenses*	0.83%	0.78%	0.77%	0.77%	0.76%	0.75%
Net expenses*	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	3.54%	2.52%	1.07%	1.47%	1.81%	1.58%
Supplemental data
Portfolio turnover rate[3]	60%	137%	152%	162%	155%	161%
Net assets, end of period (000s omitted)	$32,062	$34,171	$40,354	$31,965	$34,104	$2,712

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Six months ended November 30, 2022 (unaudited)	0.13%
Year ended May 31, 2022	0.14%
Year ended May 31, 2021	0.15%
Year ended May 31, 2020	0.16%
Year ended May 31, 2019	0.16%
Year ended May 31, 2018	0.13%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the Underlying Funds and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Multi-Asset Funds  |  55

Financial highlights
Spectrum Conservative Growth Fund
(For a share outstanding throughout each period)
		Year ended May 31
Class C	Six months ended November 30, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$10.23	$11.98	$11.14	$10.50	$11.10	$11.83
Net investment income	0.14	0.21	0.04	0.09	0.12 [1]	0.09
Net realized and unrealized gains (losses) on investments	(0.58)	(0.88)	1.61	0.77	0.02	0.41
Total from investment operations	(0.44)	(0.67)	1.65	0.86	0.14	0.50
Distributions to shareholders from
Net investment income	(0.17)	(0.18)	(0.03)	(0.14)	(0.10)	(0.22)
Net realized gains	0.00	(0.90)	(0.78)	(0.08)	(0.64)	(1.01)
Total distributions to shareholders	(0.17)	(1.08)	(0.81)	(0.22)	(0.74)	(1.23)
Net asset value, end of period	$9.62	$10.23	$11.98	$11.14	$10.50	$11.10
Total return[2]	(4.20)%	(6.38)%	15.17%	8.24%	1.58%	4.11%
Ratios to average net assets (annualized)
Gross expenses*	1.58%	1.53%	1.52%	1.52%	1.51%	1.50%
Net expenses*	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income	2.79%	1.80%	0.31%	0.73%	1.13%	0.81%
Supplemental data
Portfolio turnover rate[3]	60%	137%	152%	162%	155%	161%
Net assets, end of period (000s omitted)	$233,030	$263,264	$336,665	$339,482	$393,207	$559,104

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Six months ended November 30, 2022 (unaudited)	0.13%
Year ended May 31, 2022	0.14%
Year ended May 31, 2021	0.15%
Year ended May 31, 2020	0.16%
Year ended May 31, 2019	0.17%
Year ended May 31, 2018	0.13%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the Underlying Funds and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

56  |  Multi-Asset Funds

Financial highlights
Spectrum Conservative Growth Fund
(For a share outstanding throughout each period)
		Year ended May 31
Institutional Class	Six months ended November 30, 2022 (unaudited)	2022	2021	2020	2019 [1]
Net asset value, beginning of period	$10.00	$11.77	$10.94	$10.32	$11.06
Net investment income	0.18	0.34	0.17	0.20	0.14
Net realized and unrealized gains (losses) on investments	(0.57)	(0.87)	1.57	0.74	(0.04)
Total from investment operations	(0.39)	(0.53)	1.74	0.94	0.10
Distributions to shareholders from
Net investment income	(0.23)	(0.34)	(0.13)	(0.24)	(0.20)
Net realized gains	0.00	(0.90)	(0.78)	(0.08)	(0.64)
Total distributions to shareholders	(0.23)	(1.24)	(0.91)	(0.32)	(0.84)
Net asset value, end of period	$9.38	$10.00	$11.77	$10.94	$10.32
Total return[2]	(3.82)%	(5.36)%	16.44%	9.26%	1.28%
Ratios to average net assets (annualized)
Gross expenses*	0.50%	0.45%	0.44%	0.44%	0.43%
Net expenses*	0.42%	0.42%	0.42%	0.42%	0.42%
Net investment income	3.83%	2.24%	1.39%	1.80%	1.37%
Supplemental data
Portfolio turnover rate[3]	60%	137%	152%	162%	155%
Net assets, end of period (000s omitted)	$12,414	$12,877	$3,114	$2,678	$1,817

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Six months ended November 30, 2022 (unaudited)	0.13%
Year ended May 31, 2022	0.14%
Year ended May 31, 2021	0.15%
Year ended May 31, 2020	0.16%
Year ended May 31, 2019[1]	0.16%

[1]	For the period from July 31, 2018 (commencement of class operations) to May 31, 2019
[2]	Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the Underlying Funds and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Multi-Asset Funds  |  57

Financial highlights
Spectrum Growth Fund
(For a share outstanding throughout each period)
		Year ended May 31
Class A	Six months ended November 30, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$11.87	$14.46	$12.70	$11.57	$13.88	$14.60
Net investment income	0.18	0.34 [1]	0.13	0.15	0.14 [1]	0.12
Net realized and unrealized gains (losses) on investments	(0.56)	(1.00)	3.24	1.17	(0.30)	1.39
Total from investment operations	(0.38)	(0.66)	3.37	1.32	(0.16)	1.51
Distributions to shareholders from
Net investment income	0.00	(0.33)	(0.13)	(0.18)	(0.23)	(0.30)
Net realized gains	0.00	(1.60)	(1.48)	(0.01)	(1.92)	(1.93)
Total distributions to shareholders	0.00	(1.93)	(1.61)	(0.19)	(2.15)	(2.23)
Net asset value, end of period	$11.49	$11.87	$14.46	$12.70	$11.57	$13.88
Total return[2]	(3.20)%	(5.83)%	27.87%	11.34%	(0.38)%	10.33%
Ratios to average net assets (annualized)
Gross expenses*	0.82%	0.80%	0.79%	0.79%	0.78%	0.78%
Net expenses*	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	3.29%	2.46%	0.90%	1.14%	1.20%	1.07%
Supplemental data
Portfolio turnover rate[3]	37%	61%	100%	98%	97%	93%
Net assets, end of period (000s omitted)	$24,877	$26,717	$31,295	$25,089	$23,420	$2,009

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Six months ended November 30, 2022 (unaudited)	0.14%
Year ended May 31, 2022	0.14%
Year ended May 31, 2021	0.14%
Year ended May 31, 2020	0.16%
Year ended May 31, 2019	0.17%
Year ended May 31, 2018	0.12%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the Underlying Funds and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

58  |  Multi-Asset Funds

Financial highlights
Spectrum Growth Fund
(For a share outstanding throughout each period)
		Year ended May 31
Class C	Six months ended November 30, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$12.17	$14.78	$12.96	$11.78	$14.02	$14.58
Net investment income	0.15 [1]	0.24	0.02	0.06	0.08	0.04
Net realized and unrealized gains (losses) on investments	(0.58)	(1.03)	3.30	1.20	(0.33)	1.34
Total from investment operations	(0.43)	(0.79)	3.32	1.26	(0.25)	1.38
Distributions to shareholders from
Net investment income	0.00	(0.22)	(0.02)	(0.07)	(0.07)	(0.01)
Net realized gains	0.00	(1.60)	(1.48)	(0.01)	(1.92)	(1.93)
Total distributions to shareholders	0.00	(1.82)	(1.50)	(0.08)	(1.99)	(1.94)
Net asset value, end of period	$11.74	$12.17	$14.78	$12.96	$11.78	$14.02
Total return[2]	(3.53)%	(6.53)%	26.86%	10.67%	(1.12)%	9.45%
Ratios to average net assets (annualized)
Gross expenses*	1.56%	1.55%	1.54%	1.53%	1.52%	1.51%
Net expenses*	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income	2.54%	1.73%	0.15%	0.40%	0.56%	0.26%
Supplemental data
Portfolio turnover rate[3]	37%	61%	100%	98%	97%	93%
Net assets, end of period (000s omitted)	$195,500	$215,969	$266,399	$241,980	$261,722	$354,185

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Six months ended November 30, 2022 (unaudited)	0.14%
Year ended May 31, 2022	0.14%
Year ended May 31, 2021	0.15%
Year ended May 31, 2020	0.16%
Year ended May 31, 2019	0.17%
Year ended May 31, 2018	0.12%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the Underlying Funds and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Multi-Asset Funds  |  59

Financial highlights
Spectrum Growth Fund
(For a share outstanding throughout each period)
		Year ended May 31
Institutional Class	Six months ended November 30, 2022 (unaudited)	2022	2021	2020	2019 [1]
Net asset value, beginning of period	$11.87	$14.46	$12.70	$11.57	$14.20
Net investment income	0.22	0.42	0.22	0.16	0.18
Net realized and unrealized gains (losses) on investments	(0.57)	(1.03)	3.19	1.20	(0.65)
Total from investment operations	(0.35)	(0.61)	3.41	1.36	(0.47)
Distributions to shareholders from
Net investment income	0.00	(0.38)	(0.17)	(0.22)	(0.24)
Net realized gains	0.00	(1.60)	(1.48)	(0.01)	(1.92)
Total distributions to shareholders	0.00	(1.98)	(1.65)	(0.23)	(2.16)
Net asset value, end of period	$11.52	$11.87	$14.46	$12.70	$11.57
Total return[2]	(2.95)%	(5.55)%	28.25%	11.71%	(2.47)%
Ratios to average net assets (annualized)
Gross expenses*	0.49%	0.47%	0.46%	0.46%	0.45%
Net expenses*	0.42%	0.42%	0.42%	0.42%	0.42%
Net investment income	3.63%	2.85%	1.24%	1.44%	1.84%
Supplemental data
Portfolio turnover rate[3]	37%	61%	100%	98%	97%
Net assets, end of period (000s omitted)	$2,009	$2,475	$2,589	$1,016	$699

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Six months ended November 30, 2022 (unaudited)	0.14%
Year ended May 31, 2022	0.14%
Year ended May 31, 2021	0.14%
Year ended May 31, 2020	0.16%
Year ended May 31, 2019[1]	0.17%

[1]	For the period from July 31, 2018 (commencement of class operations) to May 31, 2019
[2]	Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the Underlying Funds and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

60  |  Multi-Asset Funds

Financial highlights
Spectrum Income Allocation Fund
(For a share outstanding throughout each period)
		Year ended May 31
Class A	Six months ended November 30, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$9.18	$10.50	$10.40	$9.82	$10.05	$10.52
Net investment income	0.12	0.23	0.11	0.16	0.18	0.20
Net realized and unrealized gains (losses) on investments	(0.49)	(0.83)	0.71	0.59	0.18	0.02
Total from investment operations	(0.37)	(0.60)	0.82	0.75	0.36	0.22
Distributions to shareholders from
Net investment income	(0.14)	(0.25)	(0.14)	(0.17)	(0.19)	(0.19)
Net realized gains	0.00	(0.47)	(0.58)	0.00	(0.40)	(0.50)
Total distributions to shareholders	(0.14)	(0.72)	(0.72)	(0.17)	(0.59)	(0.69)
Net asset value, end of period	$8.67	$9.18	$10.50	$10.40	$9.82	$10.05
Total return[1]	(4.03)%	(6.28)%	8.07%	7.72%	3.84%	2.05%
Ratios to average net assets (annualized)
Gross expenses*	0.83%	0.81%	0.80%	0.80%	0.79%	0.77%
Net expenses*	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	3.54%	2.26%	1.04%	1.61%	2.15%	1.81%
Supplemental data
Portfolio turnover rate[2]	92%	225%	206%	197%	183%	192%
Net assets, end of period (000s omitted)	$19,390	$20,647	$24,170	$21,256	$16,242	$4,532

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Six months ended November 30, 2022 (unaudited)	0.15%
Year ended May 31, 2022	0.16%
Year ended May 31, 2021	0.16%
Year ended May 31, 2020	0.15%
Year ended May 31, 2019	0.16%
Year ended May 31, 2018	0.13%

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[2]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the Underlying Funds and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Multi-Asset Funds  |  61

Financial highlights
Spectrum Income Allocation Fund
(For a share outstanding throughout each period)
		Year ended May 31
Class C	Six months ended November 30, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$9.18	$10.46	$10.36	$9.81	$10.06	$10.51
Net investment income	0.09	0.15	0.03	0.09	0.14 [1]	0.11
Net realized and unrealized gains (losses) on investments	(0.50)	(0.82)	0.71	0.58	0.13	0.04
Total from investment operations	(0.41)	(0.67)	0.74	0.67	0.27	0.15
Distributions to shareholders from
Net investment income	(0.10)	(0.14)	(0.06)	(0.12)	(0.12)	(0.10)
Net realized gains	0.00	(0.47)	(0.58)	0.00	(0.40)	(0.50)
Total distributions to shareholders	(0.10)	(0.61)	(0.64)	(0.12)	(0.52)	(0.60)
Net asset value, end of period	$8.67	$9.18	$10.46	$10.36	$9.81	$10.06
Total return[2]	(4.41)%	(6.91)%	7.25%	6.90%	2.89%	1.37%
Ratios to average net assets (annualized)
Gross expenses*	1.58%	1.56%	1.55%	1.55%	1.54%	1.52%
Net expenses*	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income	2.81%	1.53%	0.30%	0.89%	1.41%	1.05%
Supplemental data
Portfolio turnover rate[3]	92%	225%	206%	197%	183%	192%
Net assets, end of period (000s omitted)	$127,698	$148,281	$196,035	$212,465	$237,153	$319,498

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Six months ended November 30, 2022 (unaudited)	0.15%
Year ended May 31, 2022	0.16%
Year ended May 31, 2021	0.16%
Year ended May 31, 2020	0.15%
Year ended May 31, 2019	0.16%
Year ended May 31, 2018	0.13%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the Underlying Funds and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

62  |  Multi-Asset Funds

Financial highlights
Spectrum Income Allocation Fund
(For a share outstanding throughout each period)
		Year ended May 31
Institutional Class	Six months ended November 30, 2022 (unaudited)	2022	2021	2020	2019 [1]
Net asset value, beginning of period	$9.17	$10.50	$10.39	$9.80	$10.15
Net investment income	0.13	0.20 [2]	0.19	0.21	0.15
Net realized and unrealized gains (losses) on investments	(0.49)	(0.77)	0.68	0.57	0.12
Total from investment operations	(0.36)	(0.57)	0.87	0.78	0.27
Distributions to shareholders from
Net investment income	(0.15)	(0.29)	(0.18)	(0.19)	(0.22)
Net realized gains	0.00	(0.47)	(0.58)	0.00	(0.40)
Total distributions to shareholders	(0.15)	(0.76)	(0.76)	(0.19)	(0.62)
Net asset value, end of period	$8.66	$9.17	$10.50	$10.39	$9.80
Total return[3]	(3.87)%	(5.93)%	8.51%	8.07%	2.95%
Ratios to average net assets (annualized)
Gross expenses*	0.50%	0.48%	0.47%	0.47%	0.46%
Net expenses*	0.42%	0.42%	0.42%	0.42%	0.42%
Net investment income	3.87%	1.98%	1.33%	1.96%	1.61%
Supplemental data
Portfolio turnover rate[4]	92%	225%	206%	197%	183%
Net assets, end of period (000s omitted)	$5,612	$5,876	$1,139	$710	$434

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Six months ended November 30, 2022 (unaudited)	0.15%
Year ended May 31, 2022	0.16%
Year ended May 31, 2021	0.16%
Year ended May 31, 2020	0.15%
Year ended May 31, 2019[1]	0.16%

[1]	For the period from July 31, 2018 (commencement of class operations) to May 31, 2019
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
[4]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the Underlying Funds and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Multi-Asset Funds  |  63

Financial highlights
Spectrum Moderate Growth Fund
(For a share outstanding throughout each period)
		Year ended May 31
Class A	Six months ended November 30, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$11.63	$13.92	$12.64	$11.64	$13.27	$14.24
Net investment income	0.19	0.32	0.14	0.15	0.18 [1]	0.19 [1]
Net realized and unrealized gains (losses) on investments	(0.59)	(0.95)	2.59	1.07	(0.14)	0.89
Total from investment operations	(0.40)	(0.63)	2.73	1.22	0.04	1.08
Distributions to shareholders from
Net investment income	0.00	(0.32)	(0.15)	(0.21)	(0.23)	(0.42)
Net realized gains	0.00	(1.34)	(1.30)	(0.01)	(1.44)	(1.63)
Total distributions to shareholders	0.00	(1.66)	(1.45)	(0.22)	(1.67)	(2.05)
Net asset value, end of period	$11.23	$11.63	$13.92	$12.64	$11.64	$13.27
Total return[2]	(3.44)%	(5.66)%	22.56%	10.49%	1.02%	7.51%
Ratios to average net assets (annualized)
Gross expenses*	0.75%	0.74%	0.75%	0.76%	0.76%	0.75%
Net expenses*	0.75%	0.74%	0.75%	0.75%	0.75%	0.75%
Net investment income	3.38%	2.49%	0.96%	1.31%	1.51%	1.33%
Supplemental data
Portfolio turnover rate[3]	41%	89%	120%	131%	126%	129%
Net assets, end of period (000s omitted)	$42,850	$46,650	$56,004	$46,133	$46,380	$3,031

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Six months ended November 30, 2022 (unaudited)	0.14%
Year ended May 31, 2022	0.14%
Year ended May 31, 2021	0.15%
Year ended May 31, 2020	0.16%
Year ended May 31, 2019	0.17%
Year ended May 31, 2018	0.12%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the Underlying Funds and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

64  |  Multi-Asset Funds

Financial highlights
Spectrum Moderate Growth Fund
(For a share outstanding throughout each period)
		Year ended May 31
Class C	Six months ended November 30, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$11.91	$14.22	$12.87	$11.85	$13.40	$14.21
Net investment income	0.15 [1]	0.24 [1]	0.03	0.08	0.11	0.09
Net realized and unrealized gains (losses) on investments	(0.60)	(1.00)	2.66	1.06	(0.14)	0.87
Total from investment operations	(0.45)	(0.76)	2.69	1.14	(0.03)	0.96
Distributions to shareholders from
Net investment income	0.00	(0.21)	(0.04)	(0.11)	(0.08)	(0.14)
Net realized gains	0.00	(1.34)	(1.30)	(0.01)	(1.44)	(1.63)
Total distributions to shareholders	0.00	(1.55)	(1.34)	(0.12)	(1.52)	(1.77)
Net asset value, end of period	$11.46	$11.91	$14.22	$12.87	$11.85	$13.40
Total return[2]	(3.78)%	(6.39)%	21.79%	9.58%	0.31%	6.65%
Ratios to average net assets (annualized)
Gross expenses*	1.50%	1.49%	1.50%	1.51%	1.50%	1.50%
Net expenses*	1.49%	1.49%	1.50%	1.50%	1.50%	1.50%
Net investment income	2.64%	1.76%	0.21%	0.57%	0.84%	0.56%
Supplemental data
Portfolio turnover rate[3]	41%	89%	120%	131%	126%	129%
Net assets, end of period (000s omitted)	$360,846	$402,753	$499,835	$477,998	$539,352	$732,031

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Six months ended November 30, 2022 (unaudited)	0.14%
Year ended May 31, 2022	0.14%
Year ended May 31, 2021	0.15%
Year ended May 31, 2020	0.16%
Year ended May 31, 2019	0.17%
Year ended May 31, 2018	0.12%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the Underlying Funds and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

Multi-Asset Funds  |  65

Financial highlights
Spectrum Moderate Growth Fund
(For a share outstanding throughout each period)
		Year ended May 31
Institutional Class	Six months ended November 30, 2022 (unaudited)	2022	2021	2020	2019 [1]
Net asset value, beginning of period	$11.63	$13.93	$12.64	$11.65	$13.52
Net investment income	0.21 [2]	0.31 [2]	0.23	0.25	0.15
Net realized and unrealized gains (losses) on investments	(0.59)	(0.90)	2.55	1.01	(0.33)
Total from investment operations	(0.38)	(0.59)	2.78	1.26	(0.18)
Distributions to shareholders from
Net investment income	0.00	(0.37)	(0.19)	(0.26)	(0.25)
Net realized gains	0.00	(1.34)	(1.30)	(0.01)	(1.44)
Total distributions to shareholders	0.00	(1.71)	(1.49)	(0.27)	(1.69)
Net asset value, end of period	$11.25	$11.63	$13.93	$12.64	$11.65
Total return[3]	(3.27)%	(5.40)%	22.99%	10.78%	(0.62)%
Ratios to average net assets (annualized)
Gross expenses*	0.42%	0.41%	0.42%	0.43%	0.43%
Net expenses*	0.42%	0.41%	0.42%	0.42%	0.42%
Net investment income	3.73%	2.38%	1.32%	1.63%	1.38%
Supplemental data
Portfolio turnover rate[4]	41%	89%	120%	131%	126%
Net assets, end of period (000s omitted)	$6,569	$7,369	$3,443	$1,945	$1,067

*	Including net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

Six months ended November 30, 2022 (unaudited)	0.14%
Year ended May 31, 2022	0.14%
Year ended May 31, 2021	0.15%
Year ended May 31, 2020	0.16%
Year ended May 31, 2019[1]	0.16%

[1]	For the period from July 31, 2018 (commencement of class operations) to May 31, 2019
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
[4]	Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchases and sales amounts are aggregated with the direct purchases and sales in the Underlying Funds and included in the portfolio turnover calculation.
The accompanying notes are an integral part of these financial statements.

66  |  Multi-Asset Funds

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the following funds: Allspring Spectrum Aggressive Growth Fund ("Spectrum Aggressive Growth Fund"), Allspring Spectrum Conservative Growth Fund ("Spectrum Conservative Growth Fund"), Allspring Spectrum Growth Fund ("Spectrum Growth Fund"), Allspring Spectrum Income Allocation Fund ("Spectrum Income Allocation Fund"), Allspring Spectrum Moderate Growth Fund ("Spectrum Moderate Growth Fund") (each, a “Fund”, collectively, the “Funds”). Each Fund is a diversified series of the Trust.
Each Fund is a fund-of-funds that may invest in various affiliated and unaffiliated mutual funds and exchange-traded funds (collectively, the “Underlying Funds”) to pursue its investment objective. The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. Investments in affiliated mutual funds may also include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Allspring Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and each Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investments in the affiliated Master Portfolios as partnership investments and records on a daily basis its share of each affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements for the Underlying Funds are presented in separate financial statements and may be obtained by contacting Investor Services for the affiliated mutual funds or by contacting the servicing agent of the unaffiliated mutual funds and exchange-traded funds. The financial statements of the affiliated Master Portfolios are available by visiting the SEC website at sec.gov and are filed with the SEC under Allspring Master Trust. The financial statements for all other affiliated Underlying Funds are also publicly available on the SEC website at sec.gov.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in underlying mutual funds (other than those listed on a foreign or domestic exchange or market) are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between each Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price on a specified date. Each Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values and foreign exchange rates and is subject to

Multi-Asset Funds  |  67

Notes to financial statements (unaudited)
interest rate risk, equity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statements of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statements of Operations.
Investment transactions, income and expenses
Investments in affiliated Master Portfolios and securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Each Fund records on a daily basis its proportionate share of each affiliated Master Portfolio’s income, expenses and realized and unrealized gains and losses. Each Fund also accrues its own expenses. Income from foreign securities in each affiliated Master Portfolio is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Income dividends and capital gain distributions from Underlying Funds are recorded on the ex-dividend date. Capital gain distributions from Underlying Funds are treated as realized gains.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date for each Funds as follows:
	Net investment income	Net realized gains
Allspring Spectrum Aggressive Growth Fund	Annually	Annually
Allspring Spectrum Conservative Growth Fund	Quarterly	Annually
Allspring Spectrum Growth Fund	Annually	Annually
Allspring Spectrum Income Allocation Fund	Monthly	Annually
Allspring Spectrum Moderate Growth Fund	Annually	Annually
Federal and other taxes
Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
Each Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed each Fund's tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

68  |  Multi-Asset Funds

Notes to financial statements (unaudited)
As of November 30, 2022, the aggregate cost of all investments for federal income tax purposes and the unrealized gains (losses) were as follows:
	Tax cost	Gross unrealized gains	Gross unrealized losses	Net unrealized gains (losses)
Spectrum Aggressive Growth Fund	$409,259,671	$ 98,845,111	$ (33,729,554)	$ 65,115,557
Spectrum Conservative Growth Fund	287,397,376	12,457,988	(26,893,887)	(14,435,899)
Spectrum Growth Fund	210,895,696	93,588,977	(85,382,810)	8,206,167
Spectrum Income Allocation Fund	169,058,532	3,492,983	(22,665,991)	(19,173,008)
Spectrum Moderate Growth Fund	401,599,015	170,802,209	(167,947,942)	2,854,267
As of May 31, 2022, the Spectrum Aggressive Growth Fund had a qualified late-year ordinary loss of $1,436,545 which was recognized on the first day of the current fiscal year.
Class allocations
The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing each Fund’s assets and liabilities as of November 30, 2022:
Spectrum Aggressive Growth Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investment companies	$ 167,610,140	$0	$0	$ 167,610,140
Short-term investments
Investment companies	2,400,005	0	0	2,400,005
Investments measured at net asset value*				306,102,384
	170,010,145	0	0	476,112,529
Futures contracts	1,029,735	0	0	1,029,735
Total assets	$171,039,880	$0	$0	$477,142,264
Liabilities
Futures contracts	$ 2,767,036	$0	$0	$ 2,767,036
Total liabilities	$ 2,767,036	$0	$0	$ 2,767,036

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $306,102,384. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Spectrum Conservative Growth Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investment companies	$ 129,395,230	$0	$0	$ 129,395,230
Short-term investments
Investment companies	1,280,702	0	0	1,280,702
Investments measured at net asset value*				143,228,579
	130,675,932	0	0	273,904,511
Futures contracts	850,875	0	0	850,875
Total assets	$131,526,807	$0	$0	$274,755,386
Liabilities
Futures contracts	$ 1,793,909	$0	$0	$ 1,793,909
Total liabilities	$ 1,793,909	$0	$0	$ 1,793,909

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $143,228,579. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

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Notes to financial statements (unaudited)
Spectrum Growth Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investment companies	$ 97,012,526	$0	$0	$ 97,012,526
Short-term investments
Investment companies	966,952	0	0	966,952
Investments measured at net asset value*				121,911,687
	97,979,478	0	0	219,891,165
Futures contracts	667,824	0	0	667,824
Total assets	$98,647,302	$0	$0	$220,558,989
Liabilities
Futures contracts	$ 1,457,126	$0	$0	$ 1,457,126
Total liabilities	$ 1,457,126	$0	$0	$ 1,457,126

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $121,911,687. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Spectrum Income Allocation Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investment companies	$ 56,618,128	$0	$0	$ 56,618,128
Short-term investments
Investment companies	1,100,002	0	0	1,100,002
Investments measured at net asset value				92,699,759
	57,718,130	0	0	150,417,889
Futures contracts	482,227	0	0	482,227
Total assets	$58,200,357	$0	$0	$150,900,116
Liabilities
Futures contracts	$ 1,014,592	$0	$0	$ 1,014,592
Total liabilities	$ 1,014,592	$0	$0	$ 1,014,592

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $92,699,759. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

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Notes to financial statements (unaudited)
Spectrum Moderate Growth Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investment companies	$ 188,883,837	$0	$0	$ 188,883,837
Short-term investments
Investment companies	2,652,135	0	0	2,652,135
Investments measured at net asset value*				214,308,293
	191,535,972	0	0	405,844,265
Futures contracts	1,247,792	0	0	1,247,792
Total assets	$192,783,764	$0	$0	$407,092,057
Liabilities
Futures contracts	$ 2,638,775	$0	$0	$ 2,638,775
Total liabilities	$ 2,638,775	$0	$0	$ 2,638,775

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $214,308,293. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following each Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statements of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
For the six months ended November 30, 2022, the Funds did not have any transfers into/out of Level 3.
The investment objective of each affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg U.S. Aggregate ex-Corporate Index, before fee and expenses
Allspring Core Bond Portfolio	Seeks total return consisting of income and capital appreciation
Allspring Disciplined Large Cap Portfolio	Seeks long-term capital appreciation
Allspring Emerging Growth Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced Emerging Markets Equity Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced International Equity Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	Seeks long-term capital appreciation
Allspring Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Allspring Small Company Value Portfolio	Seeks long-term capital appreciation
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of each Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of each Fund, supervising the subadviser and providing fund-level administrative services in connection with each Fund’s operations. As compensation for its services under the investment management agreement,

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Notes to financial statements (unaudited)
Allspring Funds Management is entitled to receive a management fee at the following annual rate based on each Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.250%
Next $4 billion	0.225
Next $5 billion	0.190
Over $10 billion	0.180
For the six months ended November 30, 2022, the management fee was equivalent to an annual rate of 0.25% of each Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to each Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to each Fund and is entitled to receive an annual rate of 0.15% of each Fund average daily net assets.
Allspring Funds Management also serves as the adviser to each affiliated Master Portfolio and is entitled to receive a fee from each affiliated Master Portfolio for those services.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to each Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.21%
Class C	0.21
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for each Fund. When each class of each Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through September 30, 2023 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. As of November 30, 2022, the contractual expense caps are as follows:
Expense ratio caps
Class A	0.75%
Class C	1.50
Administrator Class	0.67
Institutional Class	0.42

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Notes to financial statements (unaudited)
Distribution fee
The Trust has adopted a Distribution Plan for Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), the principal underwriter of each Fund, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended November 30, 2022, Allspring Funds Distributor received front-end sales charges and/or contingent deferred sales charges from the following Funds:
	Front-end sales charges	Contingent deferred sales charges
	Class A	Class A	Class C
Spectrum Aggressive Growth Fund	$ 1,887	$ 36	$ 18
Spectrum Conservative Growth Fund	336	0	8
Spectrum Growth Fund	1,505	0	46
Spectrum Income Allocation Fund	479	0	0
Spectrum Moderate Growth Fund	628	0	8
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class of each applicable Fund are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Each Fund seeks to achieve its investment objective by investing in various affiliated Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying each Fund's ownership percentage in the respective affiliated Master Portfolio at the end of the period by the corresponding affiliated Master Portfolio’s purchases and sales. Purchases and sales in Underlying Funds in which the Fund invests are actual aggregate purchases and sales of those investments. Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2022 were as follows:
	Purchases at cost		Sales proceeds
	U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
Spectrum Aggressive Growth Fund	$ 0	$104,039,667	$ 0	$135,850,179
Spectrum Conservative Growth Fund	37,910,471	129,059,049	45,896,565	139,377,954
Spectrum Growth Fund	8,437,466	71,555,995	9,766,092	83,949,480
Spectrum Income Allocation Fund	41,052,079	106,687,289	49,570,194	11,601,602
Spectrum Moderate Growth Fund	25,349,933	142,863,238	30,341,411	165,190,959
6. DERIVATIVE TRANSACTIONS
During the six months ended November 30, 2022, the Funds entered into futures contracts to manage market exposure to certain asset classes consistent with an active asset allocation strategy. The volume of each Fund's futures contracts during the six months ended November 30, 2022 was as follows:

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Notes to financial statements (unaudited)

	Long contracts	Short contracts
Spectrum Aggressive Growth Fund	$ 37,730,670	$103,396,023
Spectrum Conservative Growth Fund	58,900,586	62,913,993
Spectrum Growth Fund	43,157,910	57,039,830
Spectrum Income Allocation Fund	30,123,403	31,615,798
Spectrum Moderate Growth Fund	149,172,697	138,837,844
A summary of the location of derivative instruments on the financial statements by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of November 30, 2022 by primary risk type was as follows for the Spectrum Aggressive Growth Fund:
	Asset derivatives		Liability derivatives
	Statements of Assets and Liabilities location	Fair value	Statements of Assets and Liabilities location	Fair value
Equity risk	Unrealized gains on futures contracts	$ 1,029,735*	Unrealized losses on futures contracts	$ 2,767,036*
		$1,029,735		$2,767,036
* Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of Investments. For futures contracts, only the current day's variation margin as of November 30, 2022 is reported separately on the Statements of Assets and Liabilities.
The effect of derivative instruments on the Statements of Operations for the six months ended November 30, 2022 was as follows:
	Net realized gains (losses) on derivatives	Net change in unrealized gains (losses) on derivatives
Equity risk	$ 3,037,548	$ 391,396
Foreign currency risk	(708,381)	(1,874,758)
	$2,329,167	$(1,874,758)
The fair value of derivative instruments as of November 30, 2022 by primary risk type was as follows for the Spectrum Conservative Growth Fund:
	Asset derivatives		Liability derivatives
	Statements of Assets and Liabilities location	Fair value	Statements of Assets and Liabilities location	Fair value
Interest rate risk	Unrealized gains on futures contracts	$ 224,872*	Unrealized losses on futures contracts	$ 156,879*
Equity risk	Unrealized gains on futures contracts	626,003*	Unrealized losses on futures contracts	1,637,030*
		$850,875		$1,793,909
* Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of Investments. For futures contracts, only the current day's variation margin as of November 30, 2022 is reported separately on the Statements of Assets and Liabilities.

Multi-Asset Funds  |  75

Notes to financial statements (unaudited)
The effect of derivative instruments on the Statements of Operations for the six months ended November 30, 2022 was as follows:
	Net realized gains (losses) on derivatives	Net change in unrealized gains (losses) on derivatives
Interest rate risk	$1,642,243	$ 57,152
Equity risk	(926,228)	(617,923)
Foreign currency risk	(459,186)	(77,795)
	$ 256,829	$(638,566)
The fair value of derivative instruments as of November 30, 2022 by primary risk type was as follows for the Spectrum Growth Fund:
	Asset derivatives		Liability derivatives
	Statements of Assets and Liabilities location	Fair value	Statements of Assets and Liabilities location	Fair value
Interest rate risk	Unrealized gains on futures contracts	$ 178,285*	Unrealized losses on futures contracts	$ 122,775*
Equity risk	Unrealized gains on futures contracts	489,539*	Unrealized losses on futures contracts	1,334,351*
		$667,824		$1,457,126
* Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of Investments. For futures contracts, only the current day's variation margin as of November 30, 2022 is reported separately on the Statements of Assets and Liabilities.
The effect of derivative instruments on the Statements of Operations for the six months ended November 30, 2022 was as follows:
	Net realized gains (losses) on derivatives	Net change in unrealized gains (losses) on derivatives
Interest rate risk	$ (333,059)	$ 48,773
Equity risk	1,105,952	(426,312)
Foreign currency risk	(340,344)	(63,200)
	$ 432,549	$(440,739)
The fair value of derivative instruments as of November 30, 2022 by primary risk type was as follows for the Spectrum Income Allocation Fund:
	Asset derivatives		Liability derivatives
	Statements of Assets and Liabilities location	Fair value	Statements of Assets and Liabilities location	Fair value
Interest rate risk	Unrealized gains on futures contracts	$ 126,323*	Unrealized losses on futures contracts	$ 88,671*
Equity risk	Unrealized gains on futures contracts	355,904*	Unrealized losses on futures contracts	925,921*
		$482,227		$1,014,592
* Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of Investments. For futures contracts, only the current day's variation margin as of November 30, 2022 is reported separately on the Statements of Assets and Liabilities.

76  |  Multi-Asset Funds

Notes to financial statements (unaudited)
The effect of derivative instruments on the Statements of Operations for the six months ended November 30, 2022 was as follows:
	Net realized gains (losses) on derivatives	Net change in unrealized gains (losses) on derivatives
Interest rate risk	$1,015,006	$ 32,310
Equity risk	75,595	(430,631)
Foreign currency risk	(247,694)	(47,880)
	$ 842,907	$(446,201)
The fair value of derivative instruments as of November 30, 2022 by primary risk type was as follows for the Spectrum Moderate Growth Fund:
	Asset derivatives		Liability derivatives
	Statements of Assets and Liabilities location	Fair value	Statements of Assets and Liabilities location	Fair value
Interest rate risk	Unrealized gains on futures contracts	$ 330,589*	Unrealized losses on futures contracts	$ 229,634*
Equity risk	Unrealized gains on futures contracts	917,203*	Unrealized losses on futures contracts	2,409,141*
		$1,247,792		$2,638,775
* Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of Investments. For futures contracts, only the current day's variation margin as of November 30, 2022 is reported separately on the Statements of Assets and Liabilities.
The effect of derivative instruments on the Statements of Operations for the six months ended November 30, 2022 was as follows:
	Net realized gains (losses) on derivatives	Net change in unrealized gains (losses) on derivatives
Interest rate risk	$ (887,078)	$ 86,283
Equity risk	2,017,948	(790,535)
Foreign currency risk	(649,337)	(116,818)
	$ 481,533	$(821,070)

Multi-Asset Funds  |  77

Notes to financial statements (unaudited)
7. ACQUISITION
After the close of business on February 4, 2022, Spectrum Aggressive Growth Fund acquired the net assets of Allspring Diversified Equity Fund. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. Shareholders holding Class A, Class C and Administrator Class shares of Allspring Diversified Equity Fund received Class A, Class C and Administrator Class shares, respectively, of Spectrum Aggressive Growth Fund in the reorganization. The acquisition was accomplished by a tax-free exchange of all of the shares of Allspring Diversified Equity Fund for 8,155,750 shares of Spectrum Aggressive Growth Fund valued at $163,825,191 at an exchange ratio of 0.78, 0.56 and 0.79 for Class A, Class C, and Administrator Class shares, respectively. The investment portfolio of Allspring Diversified Equity Fund with a fair value of $112,534,752, identified cost of $82,610,160 and unrealized gains (losses) of $29,924,592 at February 4, 2022 were the principal assets acquired by Spectrum Aggressive Growth Fund. The aggregate net assets of Allspring Diversified Equity Fund and Spectrum Aggressive Growth Fund immediately prior to the acquisition were $163,825,191 and $426,061,071, respectively. The aggregate net assets of Spectrum Aggressive Growth Fund immediately after the acquisition were $589,886,262. For financial reporting purposes, assets received and shares issued by Spectrum Aggressive Growth Fund were recorded at fair value; however, the cost basis of the investments received from Allspring Diversified Equity Fund was carried forward to align with ongoing reporting of Spectrum Aggressive Growth Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed June 1, 2021 the beginning of the annual reporting period for Spectrum Aggressive Growth Fund, the pro forma results of operations for the year ended May 31, 2022 would have been as follows:

78  |  Multi-Asset Funds

Notes to financial statements (unaudited)
Net investment income	$ 1,889,609
Net realized and unrealized gains (losses) on investments	(64,314,900)
Net decrease in net assets resulting from operations	(62,425,291)
8. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended November 30, 2022, there were no borrowings by each Fund under the agreement.
9. MARKET RISKS
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.
10. INDEMNIFICATION
Under each Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to each Fund. Each Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under each Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, each Fund may enter into contracts with service providers that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated.

Multi-Asset Funds  |  79

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

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Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 125 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Multi-Asset Funds  |  81

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner, Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner, Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination Medical Center Corporation. Board member of the Minnesota Wild Foundation.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

82  |  Multi-Asset Funds

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Multi-Asset Funds  |  83

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Funds' website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Allspring Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Funds' website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-12142022-ioctwx5u 01-23
SWBP/SAR102 11-22

Semi-Annual Report
November 30, 2022
Allspring
C&B Large Cap Value Fund

The views expressed and any forward-looking statements are as of November 30, 2022, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring C&B Large Cap Value Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring C&B Large Cap Value Fund for the six-month period that ended November 30, 2022. Globally, stocks and bonds experienced heightened volatility and generally negative returns through the challenging period.  Non-U.S. securities fared the worst as the global economy faced multiple challenges and the strength of the U.S. dollar eroded already-poor returns of non-U.S.-dollar-denominated assets.
Earlier tailwinds provided by global stimulus programs, vaccination rollouts, and recovering consumer and corporate sentiment were wiped away by the highest rate of inflation in four decades, the impact of ongoing aggressive central bank rate hikes and the prospect of more, plus the global reverberations of the Russia-Ukraine war. The already-significant global supply-chain disruptions were compounded by China’s COVID-19 lockdowns.
For the six-month period, both stocks and bonds registered major losses, with even U.S. bonds suffering deep losses and other assets faring worse. For the period, U.S. stocks, based on the S&P 500 Index,1 lost 0.40%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -5.18%, while the MSCI EM Index (Net) (USD)3 declined 8.15%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned -4.06%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 returned -8.22%, the Bloomberg Municipal Bond Index6 declined 1.43%, and the ICE BofA U.S. High Yield Index7 fell 2.97%.
Rising inflation and economic fallout from the Russia-Ukraine war drove markets.
In June, stocks posted further losses en route to their worst first half of a year in 50 years. Bonds didn’t fare much better. Driving the losses were the familiar factors: rising global inflation and fears of recession as central banks increased rates to try to curb soaring inflation. The Federal Reserve (Fed) raised its short-term rate by another 0.75% in June. Meanwhile, the U.S. unemployment rate held firm at 3.6% and the housing market remained only marginally affected by sharply higher mortgage rates.
“In June, stocks posted further losses en route to their worst first half of a year in 50 years. Bonds didn’t fare much better. Driving the losses were the familiar factors: rising global inflation and fears of recession as central banks increased rates to try to curb soaring inflation.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring C&B Large Cap Value Fund

Letter to shareholders (unaudited)
Markets rebounded in July, led by U.S. stocks. While evidence began to point to an economic slowdown after two consecutive quarters of declining gross domestic product (economic contraction),  the U.S. labor market remained surprisingly strong: July nonfarm payrolls grew by more than 500,000 and U.S. unemployment dipped to 3.5%. Meanwhile, crude oil and retail gasoline prices, major contributors to recent overall inflation, fell substantially from earlier highs. And while U.S. home prices rose, sales fell as houses became less affordable with mortgage rates at a 13-year high. The Fed raised the federal funds rate another 0.75% in July—to a range of 2.25% to 2.50%—and forecasts pointed to further rate hikes.
August was yet another broadly challenging month for financial markets, with more red ink flowing. High inflation persisted, cresting 9% in the eurozone on an annual basis and remaining above 8% in the U.S. despite the Fed’s aggressive monetary policy and a major drop in global crude oil and gasoline prices from their June peak. One positive note was the resilience of the U.S. job market. However, the Fed’s job was clearly not complete. One longer-term bright spot was the U.S. Congress’s passage of the Inflation Reduction Act. Its primary stated goals include: to reduce inflation (though not immediately) by curbing the deficit, capping health care spending by seniors, and investing in domestic sources of clean energy.
The market misery continued in September. There was nowhere to hide as all asset classes suffered major losses at the hands of persistent inflation. Central banks kept up their battle against rapidly rising prices with more rate hikes. The strength of the U.S. dollar made things even more difficult for investors holding assets in other currencies. U.S. mortgage rates jumped to near 7% on 30-year fixed-rate mortgages; the decreased housing affordability began to cool demand somewhat. The U.K. experienced a sharp sell-off of government bonds and the British pound in September as investors panicked in response to a new government budget that was seen as financially unsound. The market meltdown forced the Bank of England to step in and buy long-dated government bonds.
Equities had a reprieve in October after two months of sharp declines. Value stocks and small caps fared best. Globally, developed markets outpaced emerging market equities, which were hurt by weakness among Chinese stocks. Central banks continued to try to curtail high inflation with aggressive interest rate hikes. Geopolitical risks persisted, including the ongoing Russia-Ukraine war and economic, financial market, and political turmoil in the U.K., which led to a second prime ministerial change in six weeks, as Rishi Sunak replaced Liz Truss in late October. Concerns over Europe’s energy crisis eased, for now, thanks to unseasonably warm weather and plentiful gas on hand. The U.S. labor market continued its resilience against rising prices, as unemployment stood at 3.7%, near a record low.
Stocks and bonds rallied in November, with emerging market equities gaining nearly 15% and developed market equities returning 7%. The S&P 500 Index rose 5.6% in November. Bonds also had positive monthly returns. Economic news was encouraging, driven by U.S. labor market strength. Although central banks kept raising rates, expectations grew regarding an impending easing in the pace of rate hikes and a possible end to central bank monetary tightening in 2023. Although inflation remained at record highs in the eurozone, with a 10.6% annual increase in October, Germany’s producer prices decreased 4.2% annually, signaling a possible decline in inflationary pressures. Meanwhile, U.S. inflation continued to moderate, with a 7.1% annual price rise in November and a monthly price increase of just 0.1%. China’s economic data remained weak, reflecting its zero-COVID-19 policy.

Allspring C&B Large Cap Value Fund  |  3

Letter to shareholders (unaudited)
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

4  |  Allspring C&B Large Cap Value Fund

This page is intentionally left blank.

Performance highlights (unaudited)
Investment objective	The Fund seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal.
Manager	Allspring Funds Management, LLC
Subadviser for the affiliated master portfolio*
Cooke & Bieler, L.P.
Portfolio managers	Andrew B. Armstrong, CFA®‡, Wesley Lim, CFA®‡, Steve Lyons, CFA®‡, Michael M. Meyer, CFA®‡, Edward W. O'Connor, CFA®‡, R. James O'Neil, CFA®‡, Mehul Trivedi, CFA®‡, William Weber, CFA®‡

Average annual total returns (%) as of November 30, 2022
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (CBEAX)	7-26-2004	-2.85	6.69	10.77	3.09	7.96	11.43	1.19	1.08
Class C (CBECX)	7-26-2004	1.29	7.14	10.75	2.29	7.14	10.75	1.94	1.83
Class R6 (CBEJX)[3]	10-31-2016	–	–	–	3.50	8.43	11.85	0.76	0.65
Administrator Class (CBLLX)	7-26-2004	–	–	–	3.11	8.05	11.56	1.11	1.00
Institutional Class (CBLSX)	7-26-2004	–	–	–	3.40	8.31	11.83	0.86	0.75
Russell 1000® Value Index[4]	–	–	–	–	2.42	7.86	10.97	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through September 30, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.08% for Class A, 1.83% for Class C, 0.65% for Class R6, 1.00% for Administrator Class, and 0.75% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolio invests, and extraordinary expenses are excluded from the expense caps. Net expenses from the affiliated master portfolio are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.
[4]	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price/book ratios and lower forecasted growth values. You cannot invest directly in an index.
Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Consult the Fund’s prospectus for additional information on these and other risks.

*	The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single affiliated master portfolio of the Allspring Master Trust with a substantially identical investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.
‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Allspring C&B Large Cap Value Fund

Performance highlights (unaudited)
Ten largest holdings (%) as of November 30, 2022[1]
Arrow Electronics Incorporated	3.42
Brookfield Asset Management Incorporated Class A	3.38
AerCap Holdings NV	3.26
State Street Corporation	3.10
Johnson & Johnson	2.96
Omnicom Group Incorporated	2.67
London Stock Exchange Group plc ADR	2.67
TE Connectivity Limited	2.61
HCA Healthcare Incorporated	2.60
The Charles Schwab Corporation	2.54
[1]	Each holding represents the Fund’s allocable portion of the affiliated master portfolio security. Figures represent each holding as a percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.
Sector allocation as of November 30, 2022[1]
[1]	Figures represent the sector allocation of the affiliated master portfolio as a percentage of the long-term investments of the affiliated master portfolio. Allocations are subject to change and may have changed since the date specified.

Allspring C&B Large Cap Value Fund  |  7

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2022 to November 30, 2022.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 6-1-2022	Ending account value 11-30-2022	Expenses paid during the period[1,2]	Annualized net expense ratio[2]
Class A
Actual	$1,000.00	$ 995.95	$5.35	1.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.42	1.07%
Class C
Actual	$1,000.00	$ 992.47	$9.14	1.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.89	$9.25	1.83%
Class R6
Actual	$1,000.00	$ 997.99	$3.26	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.81	$3.29	0.65%
Administrator Class
Actual	$1,000.00	$ 995.96	$4.95	0.99%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$5.01	0.99%
Institutional Class
Actual	$1,000.00	$ 997.32	$3.76	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.31	$3.80	0.75%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 183 divided by 365 (to reflect the one-half-year period).
2 Amounts reflect net expenses allocated from the affiliated Master Portfolio in which the Fund invests.

8  |  Allspring C&B Large Cap Value Fund

Portfolio of investments—November 30, 2022 (unaudited)

		Value
Investment companies: 99.97%
Affiliated master portfolio: 99.97%
Allspring C&B Large Cap Value Portfolio		$232,338,356
Total Investment companies (Cost $188,366,033)		232,338,356
Total investments in securities (Cost $188,366,033)	99.97%	232,338,356
Other assets and liabilities, net	0.03	68,335
Total net assets	100.00%	$232,406,691
Transactions with the affiliated Master Portfolio were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Dividends allocated from affiliated Master Portfolio	Affiliated income allocated from affiliated Master Portfolio	Value, end of period
Allspring C&B Large Cap Value Portfolio	79.89%	79.38%	$10,459,729	$(14,694,571)	$2,513,118	$46,703	$232,338,356
The accompanying notes are an integral part of these financial statements.

Allspring C&B Large Cap Value Fund  |  9

Statement of assets and liabilities—November 30, 2022 (unaudited)

Assets
Investments in affiliated Master Portfolio, at value (cost $188,366,033)	$ 232,338,356
Receivable for Fund shares sold	300,108
Receivable from manager	15,216
Prepaid expenses and other assets	57,114
Total assets	232,710,794
Liabilities
Payable for Fund shares redeemed	229,377
Administration fees payable	28,173
Distribution fee payable	2,549
Trustees’ fees and expenses payable	2,092
Accrued expenses and other liabilities	41,912
Total liabilities	304,103
Total net assets	$232,406,691
Net assets consist of
Paid-in capital	$ 146,393,475
Total distributable earnings	86,013,216
Total net assets	$232,406,691
Computation of net asset value and offering price per share
Net assets – Class A	$ 87,631,190
Shares outstanding – Class A1	5,938,811
Net asset value per share – Class A	$14.76
Maximum offering price per share – Class A2	$15.66
Net assets – Class C	$ 4,272,349
Shares outstanding – Class C1	294,639
Net asset value per share – Class C	$14.50
Net assets – Class R6	$ 20,608,565
Shares outstanding – Class R6[1]	1,385,826
Net asset value per share – Class R6	$14.87
Net assets – Administrator Class	$ 5,696,680
Shares outstanding – Administrator Class[1]	384,872
Net asset value per share – Administrator Class	$14.80
Net assets – Institutional Class	$ 114,197,907
Shares outstanding – Institutional Class[1]	7,684,706
Net asset value per share – Institutional Class	$14.86
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

10  |  Allspring C&B Large Cap Value Fund

Statement of operations—six months ended November 30, 2022 (unaudited)

Investment income
Dividends allocated from affiliated Master Portfolio (net of foreign withholding taxes of $47,406)	$ 2,513,118
Affiliated income allocated from affiliated Master Portfolio	46,703
Expenses allocated from affiliated Master Portfolio	(812,966)
Waivers allocated from affiliated Master Portfolio	71,651
Total investment income	1,818,506
Expenses
Management fee	57,915
Administration fees
Class A	91,435
Class C	4,103
Class R6	3,273
Administrator Class	3,564
Institutional Class	73,688
Shareholder servicing fees
Class A	108,852
Class C	4,883
Administrator Class	6,854
Distribution fee
Class C	14,636
Custody and accounting fees	3,156
Professional fees	18,244
Registration fees	18,382
Shareholder report expenses	13,807
Trustees’ fees and expenses	10,873
Other fees and expenses	2,373
Total expenses	436,038
Less: Fee waivers and/or expense reimbursements
Fund-level	(147,913)
Class A	(2,876)
Administrator Class	(220)
Net expenses	285,029
Net investment income	1,533,477
Realized and unrealized gains (losses) on investments
Net realized gains on securities transactions allocated from affiliated Master Portfolio	10,459,729
Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio	(14,694,571)
Net realized and unrealized gains (losses) on investments	(4,234,842)
Net decrease in net assets resulting from operations	$ (2,701,365)
The accompanying notes are an integral part of these financial statements.

Allspring C&B Large Cap Value Fund  |  11

Statement of changes in net assets

	Six months ended November 30, 2022 (unaudited)		Year ended May 31, 2022
Operations
Net investment income		$ 1,533,477		$ 2,669,791
Net realized gains on investments		10,459,729		47,346,569
Net change in unrealized gains (losses) on investments		(14,694,571)		(53,785,190)
Net decrease in net assets resulting from operations		(2,701,365)		(3,768,830)
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(12,919,436)
Class C		0		(535,250)
Class R6		0		(6,057,662)
Administrator Class		0		(841,849)
Institutional Class		0		(17,599,026)
Total distributions to shareholders		0		(37,953,223)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	151,325	2,073,022	989,891	15,969,277
Class C	32,009	421,648	43,159	682,181
Class R6	98,590	1,405,441	349,706	5,728,171
Administrator Class	1,556	21,648	55,766	954,376
Institutional Class	610,551	8,571,740	1,764,097	28,100,206
		12,493,499		51,434,211
Reinvestment of distributions
Class A	0	0	845,770	12,689,368
Class C	0	0	36,313	535,250
Class R6	0	0	80,021	1,208,696
Administrator Class	0	0	34,924	525,330
Institutional Class	0	0	1,158,450	17,489,868
		0		32,448,512
Payment for shares redeemed
Class A	(1,063,032)	(14,609,292)	(946,956)	(15,053,324)
Class C	(18,125)	(246,467)	(76,840)	(1,207,888)
Class R6	(289,143)	(4,121,120)	(1,596,640)	(24,419,329)
Administrator Class	(20,661)	(287,024)	(34,305)	(524,769)
Institutional Class	(1,714,343)	(24,124,004)	(3,201,272)	(51,615,218)
		(43,387,907)		(92,820,528)
Net decrease in net assets resulting from capital share transactions		(30,894,408)		(8,937,805)
Total decrease in net assets		(33,595,773)		(50,659,858)
Net assets
Beginning of period		266,002,464		316,662,322
End of period		$232,406,691		$266,002,464
The accompanying notes are an integral part of these financial statements.

12  |  Allspring C&B Large Cap Value Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31
Class A	Six months ended November 30, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$14.82	$17.16	$11.49	$13.01	$13.91	$14.54
Net investment income	0.08	0.11	0.10	0.12	0.11	0.09 [1]
Net realized and unrealized gains (losses) on investments	(0.14)	(0.34)	6.29	(0.33)	0.02	0.87
Total from investment operations	(0.06)	(0.23)	6.39	(0.21)	0.13	0.96
Distributions to shareholders from
Net investment income	0.00	(0.11)	(0.11)	(0.13)	(0.12)	(0.06)
Net realized gains	0.00	(2.00)	(0.61)	(1.18)	(0.91)	(1.53)
Total distributions to shareholders	0.00	(2.11)	(0.72)	(1.31)	(1.03)	(1.59)
Net asset value, end of period	$14.76	$14.82	$17.16	$11.49	$13.01	$13.91
Total return[2]	(0.40)%	(1.37)%	56.98%	(3.61)%	1.33%	6.29%
Ratios to average net assets (annualized)*
Gross expenses	1.21%	1.19%	1.24%	1.27%	1.23%	1.21%
Net expenses	1.07%	1.07%	1.07%	1.07%	1.08%	1.10%
Net investment income	1.15%	0.69%	0.73%	0.92%	0.83%	0.58%
Supplemental data
Portfolio turnover rate[3]	17%	32%	38%	33%	47%	42%
Net assets, end of period (000s omitted)	$87,631	$101,496	$102,332	$70,680	$79,172	$85,707

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2022 (unaudited)	0.64%
Year ended May 31, 2022	0.64%
Year ended May 31, 2021	0.64%
Year ended May 31, 2020	0.64%
Year ended May 31, 2019	0.65%
Year ended May 31, 2018	0.66%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.
The accompanying notes are an integral part of these financial statements.

Allspring C&B Large Cap Value Fund  |  13

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31
Class C	Six months ended November 30, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$14.61	$16.97	$11.36	$12.87	$13.75	$14.44
Net investment income (loss)	0.03	(0.01)	(0.03)	0.02 [1]	0.01 [1]	(0.02) [1]
Net realized and unrealized gains (losses) on investments	(0.14)	(0.35)	6.25	(0.35)	0.03	0.86
Total from investment operations	(0.11)	(0.36)	6.22	(0.33)	0.04	0.84
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.01)	0.00
Net realized gains	0.00	(2.00)	(0.61)	(1.18)	(0.91)	(1.53)
Total distributions to shareholders	0.00	(2.00)	(0.61)	(1.18)	(0.92)	(1.53)
Net asset value, end of period	$14.50	$14.61	$16.97	$11.36	$12.87	$13.75
Total return[2]	(0.75)%	(2.22)%	55.94%	(4.41)%	0.61%	5.46%
Ratios to average net assets (annualized)*
Gross expenses	1.96%	1.94%	1.99%	2.02%	1.97%	1.96%
Net expenses	1.83%	1.83%	1.83%	1.83%	1.83%	1.85%
Net investment income (loss)	0.38%	(0.08)%	(0.04)%	0.16%	0.07%	(0.16)%
Supplemental data
Portfolio turnover rate[3]	17%	32%	38%	33%	47%	42%
Net assets, end of period (000s omitted)	$4,272	$4,103	$4,719	$3,576	$5,098	$11,031

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2022 (unaudited)	0.64%
Year ended May 31, 2022	0.64%
Year ended May 31, 2021	0.64%
Year ended May 31, 2020	0.64%
Year ended May 31, 2019	0.65%
Year ended May 31, 2018	0.66%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.
The accompanying notes are an integral part of these financial statements.

14  |  Allspring C&B Large Cap Value Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31
Class R6	Six months ended November 30, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$14.90	$17.24	$11.53	$13.06	$13.97	$14.59
Net investment income	0.11 [1]	0.18 [1]	0.16 [1]	0.18 [1]	0.18 [1]	0.18 [1]
Net realized and unrealized gains (losses) on investments	(0.14)	(0.34)	6.32	(0.33)	0.00 [2]	0.85
Total from investment operations	(0.03)	(0.16)	6.48	(0.15)	0.18	1.03
Distributions to shareholders from
Net investment income	0.00	(0.18)	(0.16)	(0.20)	(0.18)	(0.12)
Net realized gains	0.00	(2.00)	(0.61)	(1.18)	(0.91)	(1.53)
Total distributions to shareholders	0.00	(2.18)	(0.77)	(1.38)	(1.09)	(1.65)
Net asset value, end of period	$14.87	$14.90	$17.24	$11.53	$13.06	$13.97
Total return[3]	(0.20)%	(0.98)%	57.75%	(3.25)%	1.74%	6.76%
Ratios to average net assets (annualized)*
Gross expenses	0.78%	0.76%	0.82%	0.84%	0.79%	0.77%
Net expenses	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income	1.55%	1.11%	1.14%	1.33%	1.27%	1.28%
Supplemental data
Portfolio turnover rate[4]	17%	32%	38%	33%	47%	42%
Net assets, end of period (000s omitted)	$20,609	$23,487	$47,301	$37,859	$68,366	$110,665

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2022 (unaudited)	0.64%
Year ended May 31, 2022	0.64%
Year ended May 31, 2021	0.64%
Year ended May 31, 2020	0.64%
Year ended May 31, 2019	0.65%
Year ended May 31, 2018	0.65%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns for periods of less than one year are not annualized.
[4]	Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.
The accompanying notes are an integral part of these financial statements.

Allspring C&B Large Cap Value Fund  |  15

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31
Administrator Class	Six months ended November 30, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$14.86	$17.20	$11.51	$13.03	$13.92	$14.56
Net investment income	0.09 [1]	0.12 [1]	0.11 [1]	0.13 [1]	0.12 [1]	0.10 [1]
Net realized and unrealized gains (losses) on investments	(0.15)	(0.33)	6.30	(0.33)	0.02	0.87
Total from investment operations	(0.06)	(0.21)	6.41	(0.20)	0.14	0.97
Distributions to shareholders from
Net investment income	0.00	(0.13)	(0.11)	(0.14)	(0.12)	(0.08)
Net realized gains	0.00	(2.00)	(0.61)	(1.18)	(0.91)	(1.53)
Total distributions to shareholders	0.00	(2.13)	(0.72)	(1.32)	(1.03)	(1.61)
Net asset value, end of period	$14.80	$14.86	$17.20	$11.51	$13.03	$13.92
Total return[2]	(0.40)%	(1.29)%	57.12%	(3.56)%	1.44%	6.36%
Ratios to average net assets (annualized)*
Gross expenses	1.13%	1.11%	1.17%	1.19%	1.15%	1.13%
Net expenses	0.99%	0.99%	0.99%	0.99%	1.00%	1.00%
Net investment income	1.22%	0.76%	0.81%	1.00%	0.90%	0.69%
Supplemental data
Portfolio turnover rate[3]	17%	32%	38%	33%	47%	42%
Net assets, end of period (000s omitted)	$5,697	$6,001	$5,980	$6,167	$9,274	$12,742

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2022 (unaudited)	0.64%
Year ended May 31, 2022	0.64%
Year ended May 31, 2021	0.64%
Year ended May 31, 2020	0.64%
Year ended May 31, 2019	0.65%
Year ended May 31, 2018	0.66%

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.
The accompanying notes are an integral part of these financial statements.

16  |  Allspring C&B Large Cap Value Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31
Institutional Class	Six months ended November 30, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$14.90	$17.24	$11.53	$13.05	$13.96	$14.58
Net investment income	0.10	0.16	0.15	0.16	0.14	0.13 [1]
Net realized and unrealized gains (losses) on investments	(0.14)	(0.34)	6.32	(0.33)	0.02	0.89
Total from investment operations	(0.04)	(0.18)	6.47	(0.17)	0.16	1.02
Distributions to shareholders from
Net investment income	0.00	(0.16)	(0.15)	(0.17)	(0.16)	(0.11)
Net realized gains	0.00	(2.00)	(0.61)	(1.18)	(0.91)	(1.53)
Total distributions to shareholders	0.00	(2.16)	(0.76)	(1.35)	(1.07)	(1.64)
Net asset value, end of period	$14.86	$14.90	$17.24	$11.53	$13.05	$13.96
Total return[2]	(0.27)%	(1.08)%	57.58%	(3.33)%	1.64%	6.68%
Ratios to average net assets (annualized)*
Gross expenses	0.88%	0.86%	0.91%	0.94%	0.90%	0.88%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%	0.77%
Net investment income	1.46%	1.01%	1.05%	1.25%	1.17%	0.87%
Supplemental data
Portfolio turnover rate[3]	17%	32%	38%	33%	47%	42%
Net assets, end of period (000s omitted)	$114,198	$130,915	$156,330	$96,838	$108,613	$135,082

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2022 (unaudited)	0.64%
Year ended May 31, 2022	0.64%
Year ended May 31, 2021	0.64%
Year ended May 31, 2020	0.64%
Year ended May 31, 2019	0.65%
Year ended May 31, 2018	0.66%

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.
The accompanying notes are an integral part of these financial statements.

Allspring C&B Large Cap Value Fund  |  17

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring C&B Large Cap Value Fund (the "Fund") which is a diversified series of the Trust.
The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single master portfolio with a substantially identical investment objective and substantially similar investment strategies. The Fund invests in Allspring C&B Large Cap Value Portfolio, a separate diversified portfolio (the “affiliated Master Portfolio”) of Allspring Master Trust, a registered open-end management investment company. As of November 30, 2022, the Fund owned 79.38% of Allspring C&B Large Cap Value Portfolio. The affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. The Fund accounts for its investment in the affiliated Master Portfolio as a partnership investment and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolio for the six months ended November 30, 2022 are included in this report and should be read in conjunction with the Fund’s financial statements.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which are also valued daily. Securities held in the affiliated Master Portfolio are valued as discussed in the Notes to Financial Statements of the affiliated Master Portfolio, which are included elsewhere in this report.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Investment transactions, income and expenses
Investments in the affiliated Master Portfolio are recorded on a trade date basis. The Fund records daily its proportionate share of the affiliated Master Portfolio’s income, expenses and realized and unrealized gains or losses. The Fund also accrues its own expenses.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

18  |  Allspring C&B Large Cap Value Fund

Notes to financial statements (unaudited)
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of November 30, 2022, the aggregate cost of all investments for federal income tax purposes was $183,053,306 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$49,285,050
Gross unrealized losses	0
Net unrealized gains	$49,285,050
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
At November 30, 2022, the Fund’s investment in the affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective and fair value of the affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective	Fair value of affiliated Master Portfolio
Allspring C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal	$232,338,356
The affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund and providing fund-level administrative services in connection with the Fund’s operations. As long as the Fund continues to invest substantially all of its assets in a single affiliated Master Portfolio, the Fund pays Allspring Funds Management an investment management fee only for fund-level administrative services at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.050%
Next $5 billion	0.040
Over $10 billion	0.030
For the six months ended November 30, 2022, the management fee was equivalent to an annual rate of 0.05% of the Fund’s average daily net assets.
Allspring Funds Management also serves as the adviser to the affiliated Master Portfolio and is entitled to receive a fee from the affiliated Master Portfolio for those services.

Allspring C&B Large Cap Value Fund  |  19

Notes to financial statements (unaudited)
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.21%
Class C	0.21
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Net expenses from the affiliated Master Portfolio are included in the expense caps. Allspring Funds Management has contractually committed through September 30, 2023 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. As of November 30, 2022, the contractual expense caps are as follows:
Expense ratio caps
Class A	1.08%
Class C	1.83
Class R6	0.65
Administrator Class	1.00
Institutional Class	0.75
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended November 30, 2022, Allspring Funds Distributor received $353 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended November 30, 2022.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
5. INVESTMENT PORTFOLIO TRANSACTIONS
The Fund seeks to achieve its investment objective by investing substantially all of its assets in the affiliated Master Portfolio. Purchases and sales have been calculated by multiplying the Fund's ownership percentage of the affiliated Master Portfolio at

20  |  Allspring C&B Large Cap Value Fund

Notes to financial statements (unaudited)
the end of the period by the affiliated Master Portfolio's purchases and sales. Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended November 30, 2022 were $39,900,176 and $63,353,738, respectively.
6. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee equal based on the unused balance is allocated to each participating fund.
For the six months ended November 30, 2022, there were no borrowings by the Fund under the agreement.
7. CONCENTRATION RISKS
Concentration risks result from exposure to a limited number of sectors. Through its investment in the affiliated Master Portfolio which may invest a substantial portion of its assets in any sector, the Fund may in turn be more affected by changes in that sector than a fund whose investments are not heavily weighted in any sector. As of the end of the period, the affiliated Master Portfolio concentrated its portfolio in investments related to the financials sector.
8. MARKET RISKS
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.
9. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Allspring C&B Large Cap Value Fund  |  21

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Common stocks: 98.01%
Communication services: 10.26%
Diversified telecommunication services: 1.97%
Verizon Communications Incorporated	148,000	$ 5,769,040
Entertainment: 4.01%
Activision Blizzard Incorporated	80,750	5,971,463
Warner Music Group Corporation Class A	168,300	5,767,641
		11,739,104
Interactive media & services: 1.61%
Alphabet Incorporated Class A †	46,750	4,721,283
Media: 2.67%
Omnicom Group Incorporated	97,950	7,812,492
Consumer discretionary: 8.13%
Household durables: 1.42%
Whirlpool Corporation	28,300	4,146,799
Leisure products: 1.77%
Hasbro Incorporated	82,670	5,193,329
Specialty retail: 2.02%
CarMax Incorporated †	85,420	5,924,731
Textiles, apparel & luxury goods: 2.92%
Gildan Activewear Incorporated	181,400	5,240,646
HanesBrands Incorporated	490,000	3,292,800
		8,533,446
Consumer staples: 6.78%
Food products: 2.67%
Ingredion Incorporated	31,560	3,091,933
The Kraft Heinz Company	120,280	4,733,018
		7,824,951
Personal products: 2.44%
Unilever plc ADR	141,650	7,136,327
Tobacco: 1.67%
Philip Morris International Incorporated	49,000	4,883,830
Energy: 3.84%
Oil, gas & consumable fuels: 3.84%
EOG Resources Incorporated	30,300	4,300,479
The Williams Companies Incorporated	199,700	6,929,590
		11,230,069
Financials: 32.81%
Banks: 5.87%
JPMorgan Chase & Company	48,850	6,750,093
The accompanying notes are an integral part of these financial statements.

22  |  Allspring C&B Large Cap Value Portfolio

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Banks (continued)
PNC Financial Services Group Incorporated	26,950	$ 4,534,607
US Bancorp	129,500	5,878,005
		17,162,705
Capital markets: 11.68%
Brookfield Asset Management Incorporated Class A	209,660	9,885,469
London Stock Exchange Group plc ADR	313,900	7,806,693
State Street Corporation	113,920	9,076,006
The Charles Schwab Corporation	89,950	7,424,473
		34,192,641
Consumer finance: 1.24%
Synchrony Financial	96,700	3,633,986
Diversified financial services: 2.49%
Berkshire Hathaway Incorporated Class B †	22,880	7,289,568
Insurance: 11.53%
Arch Capital Group Limited †	98,130	5,878,968
Chubb Limited	25,150	5,522,689
Fidelity National Financial Incorporated	172,000	6,941,920
Globe Life Incorporated	48,500	5,818,060
Progressive Corporation	42,427	5,606,728
The Allstate Corporation	29,760	3,984,864
		33,753,229
Health care: 13.33%
Health care equipment & supplies: 5.74%
Becton Dickinson & Company	18,520	4,617,777
Dentsply Sirona Incorporated	166,070	5,025,278
Medtronic plc	90,500	7,153,120
		16,796,175
Health care providers & services: 4.63%
HCA Healthcare Incorporated	31,650	7,602,963
Laboratory Corporation of America Holdings	24,730	5,952,511
		13,555,474
Pharmaceuticals: 2.96%
Johnson & Johnson	48,650	8,659,700
Industrials: 11.78%
Aerospace & defense: 1.14%
Woodward Incorporated	34,939	3,347,156
Commercial services & supplies: 2.03%
IAA Incorporated †	158,940	5,939,588
Electrical equipment: 1.92%
AMETEK Incorporated	39,540	5,631,287
Machinery: 3.43%
ESAB Corporation	40,793	1,931,141
The accompanying notes are an integral part of these financial statements.

Allspring C&B Large Cap Value Portfolio  |  23

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Machinery (continued)
PACCAR Incorporated	27,450	$ 2,907,230
Stanley Black & Decker Incorporated	63,710	5,206,381
		10,044,752
Trading companies & distributors: 3.26%
AerCap Holdings NV †	155,300	9,535,420
Information technology: 7.85%
Electronic equipment, instruments & components: 6.03%
Arrow Electronics Incorporated †	92,210	10,026,915
TE Connectivity Limited	60,485	7,628,368
		17,655,283
Software: 1.82%
Open Text Corporation	181,240	5,324,831
Real estate: 1.65%
Real estate management & development: 1.65%
CBRE Group Incorporated Class A †	60,590	4,822,964
Utilities: 1.58%
Gas utilities: 1.58%
Atmos Energy Corporation	38,400	4,615,680
Total Common stocks (Cost $223,581,547)		286,875,840

		Yield
Short-term investments: 1.13%
Investment companies: 1.13%
Allspring Government Money Market Fund Select Class ♠∞		3.60%	3,312,130	3,312,130
Total Short-term investments (Cost $3,312,130)				3,312,130
Total investments in securities (Cost $226,893,677)	99.14%			290,187,970
Other assets and liabilities, net	0.86			2,519,678
Total net assets	100.00%			$292,707,648

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
The accompanying notes are an integral part of these financial statements.

24  |  Allspring C&B Large Cap Value Portfolio

Portfolio of investments—November 30, 2022 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$12,217,232	$53,781,696	$(62,686,798)	$ 0	$0	$ 3,312,130	3,312,130	$ 57,234
Investments in affiliates no longer held at end of period
Securities Lending Cash Investments LLC	0	1,756,645	(1,756,643)	(2)	0	0	0	330 #
				$(2)	$0	$3,312,130		$57,564

#	Amount shown represents income before fees and rebates.
The accompanying notes are an integral part of these financial statements.

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Statement of assets and liabilities—November 30, 2022 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $223,581,547)	$ 286,875,840
Investments in affiliated securities, at value (cost $3,312,130)	3,312,130
Receivable for investments sold	2,644,321
Receivable for dividends	542,620
Receivable for securities lending income, net	15
Prepaid expenses and other assets	6,465
Total assets	293,381,391
Liabilities
Payable for investments purchased	516,810
Advisory fee payable	137,001
Accrued expenses and other liabilities	19,932
Total liabilities	673,743
Total net assets	$292,707,648
The accompanying notes are an integral part of these financial statements.

26  |  Allspring C&B Large Cap Value Portfolio

Statement of operations—six months ended November 30, 2022 (unaudited)

Investment income
Dividends (net of foreign withholdings taxes of $59,735)	$ 3,167,246
Income from affiliated securities	58,867
Total investment income	3,226,113
Expenses
Advisory fee	949,250
Custody and accounting fees	14,139
Professional fees	28,381
Interest holder report expenses	9,857
Trustees’ fees and expenses	10,879
Other fees and expenses	12,476
Total expenses	1,024,982
Less: Fee waivers and/or expense reimbursements	(90,337)
Net expenses	934,645
Net investment income	2,291,468
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	13,200,119
Affiliated securities	(2)
Net realized gains on investments	13,200,117
Net change in unrealized gains (losses) on investments	(18,336,081)
Net realized and unrealized gains (losses) on investments	(5,135,964)
Net decrease in net assets resulting from operations	$ (2,844,496)
The accompanying notes are an integral part of these financial statements.

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Statement of changes in net assets

	Six months ended November 30, 2022 (unaudited)	Year ended May 31, 2022
Operations
Net investment income	$ 2,291,468	$ 4,228,372
Net realized gains on investments	13,200,117	59,295,012
Net change in unrealized gains (losses) on investments	(18,336,081)	(67,362,442)
Net decrease in net assets resulting from operations	(2,844,496)	(3,839,058)
Capital transactions
Transactions in investors’ beneficial interests
Contributions	4,346,118	20,407,586
Withdrawals	(41,854,746)	(94,906,626)
Net decrease in net assets resulting from capital transactions	(37,508,628)	(74,499,040)
Total decrease in net assets	(40,353,124)	(78,338,098)
Net assets
Beginning of period	333,060,772	411,398,870
End of period	$292,707,648	$333,060,772
The accompanying notes are an integral part of these financial statements.

28  |  Allspring C&B Large Cap Value Portfolio

Financial highlights
		Year ended May 31
	Six months ended November 30, 2022 (unaudited)	2022	2021	2020	2019	2018
Total return[1]	(0.17)%	(1.05)%	57.96%	(3.40)%	1.80%	6.65%
Ratios to average net assets (annualized)
Gross expenses	0.70%	0.69%	0.68%	0.68%	0.67%	0.67%
Net expenses[2]	0.64%	0.64%	0.64%	0.64%	0.65%	0.66%
Net investment income	1.57%	1.12%	1.16%	1.36%	1.27%	1.02%
Supplemental data
Portfolio turnover rate	17%	32%	38%	33%	47%	42%

[1]	Returns for periods of less than one year are not annualized.
[2]	Net expense ratios reflect voluntary waivers, if any.
The accompanying notes are an integral part of these financial statements.

Allspring C&B Large Cap Value Portfolio  |  29

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Master Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring C&B Large Cap Value Portfolio (the "Portfolio") which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any "public offering" within the meaning of Section 4(a)(2) of the Securities Act of 1933.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Securities lending
The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.
In a securities lending transaction, the net asset value of the Portfolio is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

30  |  Allspring C&B Large Cap Value Portfolio

Notes to financial statements (unaudited)
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of November 30, 2022, the aggregate cost of all investments for federal income tax purposes was $218,244,157 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 90,380,735
Gross unrealized losses	(18,436,922)
Net unrealized gains	$ 71,943,813
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$ 30,041,919	$0	$0	$ 30,041,919
Consumer discretionary	23,798,305	0	0	23,798,305
Consumer staples	19,845,108	0	0	19,845,108
Energy	11,230,069	0	0	11,230,069
Financials	96,032,129	0	0	96,032,129
Health care	39,011,349	0	0	39,011,349
Industrials	34,498,203	0	0	34,498,203
Information technology	22,980,114	0	0	22,980,114
Real estate	4,822,964	0	0	4,822,964
Utilities	4,615,680	0	0	4,615,680
Short-term investments
Investment companies	3,312,130	0	0	3,312,130
Total assets	$290,187,970	$0	$0	$290,187,970
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended November 30, 2022, the Portfolio did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES
Advisory fee
The Trust has entered into an advisory contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Allspring Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $500 million	0.650%
Next $500 million	0.625
Next $1 billion	0.600
Next $2 billion	0.575
Next $4 billion	0.550
Next $4 billion	0.525
Next $4 billion	0.500
Over $16 billion	0.475
For the six months ended November 30, 2022, the advisory fee was equivalent to an annual rate of 0.65% of the Portfolio's average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Allspring Funds Management. Cooke & Bieler, L.P., which is not an affiliate of Allspring Funds Management, is the subadviser to the Portfolio and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.38% and declining to 0.30% as the average daily net assets of the Fund increase.

32  |  Allspring C&B Large Cap Value Portfolio

Notes to financial statements (unaudited)
Allspring Funds Management has voluntarily waived and/or reimbursed advisory fees to reduce the net operating expense ratio of the Portfolio. These voluntary waivers may be discontinued at any time.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended November 30, 2022 were $50,267,579 and $79,815,162, respectively.
6. SECURITIES LENDING TRANSACTIONS
The Portfolio lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Portfolio and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Federal Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser.
In the event of counterparty default or the failure of a borrower to return a loaned security, the Portfolio has the right to use the collateral to offset any losses incurred. As of November 30, 2022, the Portfolio did not have any securities on loan.
7. BANK BORROWINGS
The Trust, along with Allspring Variable Trust and Allspring Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund interest holders withdrawal requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee equal based on the unused balance is allocated to each participating fund.
For the six months ended November 30, 2022, there were no borrowings by the Portfolio under the agreement.
8. CONCENTRATION RISKS
As of the end of the period, the Portfolio concentrated its portfolio of investments in the financials sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
9. MARKET RISKS
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.
10. INDEMNIFICATION
Under the Portfolio's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a

Allspring C&B Large Cap Value Portfolio  |  33

Notes to financial statements (unaudited)
variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.

34  |  Allspring C&B Large Cap Value Portfolio

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund and Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. Shareholders and Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

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Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 125 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

36  |  Allspring C&B Large Cap Value Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner, Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner, Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination Medical Center Corporation. Board member of the Minnesota Wild Foundation.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

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Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

38  |  Allspring C&B Large Cap Value Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-12142022-dcfacbrr 01-23
SA280/SAR280 11-22

Semi-Annual Report
November 30, 2022
Allspring Emerging Growth Fund

The views expressed and any forward-looking statements are as of November 30, 2022, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Emerging Growth Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Emerging Growth Fund for the six-month period that ended November 30, 2022. Globally, stocks and bonds experienced heightened volatility and generally negative returns through the challenging period.  Non-U.S. securities fared the worst as the global economy faced multiple challenges and the strength of the U.S. dollar eroded already-poor returns of non-U.S.-dollar-denominated assets.
Earlier tailwinds provided by global stimulus programs, vaccination rollouts, and recovering consumer and corporate sentiment were wiped away by the highest rate of inflation in four decades, the impact of ongoing aggressive central bank rate hikes and the prospect of more, plus the global reverberations of the Russia-Ukraine war. The already-significant global supply-chain disruptions were compounded by China’s COVID-19 lockdowns.
For the six-month period, both stocks and bonds registered major losses, with even U.S. bonds suffering deep losses and other assets faring worse. For the period, U.S. stocks, based on the S&P 500 Index,1 lost 0.40%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -5.18%, while the MSCI EM Index (Net) (USD)3 declined 8.15%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned -4.06%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 returned -8.22%, the Bloomberg Municipal Bond Index6 declined 1.43%, and the ICE BofA U.S. High Yield Index7 fell 2.97%.
Rising inflation and economic fallout from the Russia-Ukraine war drove markets.
In June, stocks posted further losses en route to their worst first half of a year in 50 years. Bonds didn’t fare much better. Driving the losses were the familiar factors: rising global inflation and fears of recession as central banks increased rates to try to curb soaring inflation. The Federal Reserve (Fed) raised its short-term rate by another 0.75% in June. Meanwhile, the U.S. unemployment rate held firm at 3.6% and the housing market remained only marginally affected by sharply higher mortgage rates.
“In June, stocks posted further losses en route to their worst first half of a year in 50 years. Bonds didn’t fare much better. Driving the losses were the familiar factors: rising global inflation and fears of recession as central banks increased rates to try to curb soaring inflation.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring Emerging Growth Fund

Letter to shareholders (unaudited)
Markets rebounded in July, led by U.S. stocks. While evidence began to point to an economic slowdown after two consecutive quarters of declining gross domestic product (economic contraction),  the U.S. labor market remained surprisingly strong: July nonfarm payrolls grew by more than 500,000 and U.S. unemployment dipped to 3.5%. Meanwhile, crude oil and retail gasoline prices, major contributors to recent overall inflation, fell substantially from earlier highs. And while U.S. home prices rose, sales fell as houses became less affordable with mortgage rates at a 13-year high. The Fed raised the federal funds rate another 0.75% in July—to a range of 2.25% to 2.50%—and forecasts pointed to further rate hikes.
August was yet another broadly challenging month for financial markets, with more red ink flowing. High inflation persisted, cresting 9% in the eurozone on an annual basis and remaining above 8% in the U.S. despite the Fed’s aggressive monetary policy and a major drop in global crude oil and gasoline prices from their June peak. One positive note was the resilience of the U.S. job market. However, the Fed’s job was clearly not complete. One longer-term bright spot was the U.S. Congress’s passage of the Inflation Reduction Act. Its primary stated goals include: to reduce inflation (though not immediately) by curbing the deficit, capping health care spending by seniors, and investing in domestic sources of clean energy.
The market misery continued in September. There was nowhere to hide as all asset classes suffered major losses at the hands of persistent inflation. Central banks kept up their battle against rapidly rising prices with more rate hikes. The strength of the U.S. dollar made things even more difficult for investors holding assets in other currencies. U.S. mortgage rates jumped to near 7% on 30-year fixed-rate mortgages; the decreased housing affordability began to cool demand somewhat. The U.K. experienced a sharp sell-off of government bonds and the British pound in September as investors panicked in response to a new government budget that was seen as financially unsound. The market meltdown forced the Bank of England to step in and buy long-dated government bonds.
Equities had a reprieve in October after two months of sharp declines. Value stocks and small caps fared best. Globally, developed markets outpaced emerging market equities, which were hurt by weakness among Chinese stocks. Central banks continued to try to curtail high inflation with aggressive interest rate hikes. Geopolitical risks persisted, including the ongoing Russia-Ukraine war and economic, financial market, and political turmoil in the U.K., which led to a second prime ministerial change in six weeks, as Rishi Sunak replaced Liz Truss in late October. Concerns over Europe’s energy crisis eased, for now, thanks to unseasonably warm weather and plentiful gas on hand. The U.S. labor market continued its resilience against rising prices, as unemployment stood at 3.7%, near a record low.
Stocks and bonds rallied in November, with emerging market equities gaining nearly 15% and developed market equities returning 7%. The S&P 500 Index rose 5.6% in November. Bonds also had positive monthly returns. Economic news was encouraging, driven by U.S. labor market strength. Although central banks kept raising rates, expectations grew regarding an impending easing in the pace of rate hikes and a possible end to central bank monetary tightening in 2023. Although inflation remained at record highs in the eurozone, with a 10.6% annual increase in October, Germany’s producer prices decreased 4.2% annually, signaling a possible decline in inflationary pressures. Meanwhile, U.S. inflation continued to moderate, with a 7.1% annual price rise in November and a monthly price increase of just 0.1%. China’s economic data remained weak, reflecting its zero-COVID-19 policy.

Allspring Emerging Growth Fund  |  3

Letter to shareholders (unaudited)
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

4  |  Allspring Emerging Growth Fund

This page is intentionally left blank.

Performance highlights (unaudited)
Investment objective	The Fund seeks long-term capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser for the affiliated master portfolio*
Allspring Global Investments, LLC
Portfolio managers	Robert Gruendyke, CFA®‡, David Nazaret, CFA®‡, Thomas C. Ognar, CFA®‡

Average annual total returns (%) as of November 30, 2022
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (WEMAX)	3-31-2008	-34.45	7.20	10.70	-30.45	8.48	11.36	1.36	1.28
Class C (WEMCX)	3-31-2008	-32.04	7.67	10.71	-31.04	7.67	10.71	2.11	2.03
Class R6 (WEGRX)[3]	7-31-2018	–	–	–	-30.21	8.97	11.86	0.93	0.85
Administrator Class (WFGDX)	1-31-2007	–	–	–	-30.42	8.57	11.49	1.28	1.20
Institutional Class (WEMIX)	3-31-2008	–	–	–	-30.25	8.88	11.82	1.03	0.90
Russell 2000® Growth Index[4]	–	–	–	–	-20.96	4.91	10.24	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through September 30, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.28% for Class A, 2.03% for Class C, 0.85% for Class R6, 1.20% for Administrator Class, and 0.90% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolio invests, and extraordinary expenses are excluded from the expense caps. Net expenses from the affiliated master portfolio are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.
[4]	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price/book ratios and higher forecasted growth values. You cannot invest directly in an index.
Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

*	The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single affiliated master portfolio of the Allspring Master Trust with a substantially identical investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.
‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Allspring Emerging Growth Fund

Performance highlights (unaudited)
Ten largest holdings (%) as of November 30, 2022[1]
Kinsale Capital Group Incorporated	3.89
SPS Commerce Incorporated	3.85
Casella Waste Systems Incorporated Class A	3.00
Calix Incorporated	2.94
Novanta Incorporated	2.87
ASGN Incorporated	2.61
TransMedics Group Incorporated	2.31
Diodes Incorporated	2.31
The Chef's Warehouse Incorporated	2.15
Shockwave Medical Incorporated	2.06
[1]	Each holding represents the Fund’s allocable portion of the affiliated master portfolio security. Figures represent each holding as a percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.
Sector allocation as of November 30, 2022[1]
[1]	Figures represent the sector allocation of the affiliated master portfolio as a percentage of the long-term investments of the affiliated master portfolio. Allocations are subject to change and may have changed since the date specified.

Allspring Emerging Growth Fund  |  7

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2022 to November 30, 2022.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 6-1-2022	Ending account value 11-30-2022	Expenses paid during the period[1,2]	Annualized net expense ratio[2]
Class A
Actual	$1,000.00	$1,042.65	$ 6.50	1.27%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$ 6.43	1.27%
Class C
Actual	$1,000.00	$1,038.34	$10.37	2.03%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.89	$10.25	2.03%
Class R6
Actual	$1,000.00	$1,044.49	$ 4.36	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.81	$ 4.31	0.85%
Administrator Class
Actual	$1,000.00	$1,042.80	$ 6.15	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$ 6.07	1.20%
Institutional Class
Actual	$1,000.00	$1,044.78	$ 4.61	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.56	$ 4.56	0.90%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 183 divided by 365 (to reflect the one-half-year period).
2 Amounts reflect net expenses allocated from the affiliated Master Portfolio in which the Fund invests.

8  |  Allspring Emerging Growth Fund

Portfolio of investments—November 30, 2022 (unaudited)

		Value
Investment companies: 100.09%
Affiliated master portfolio: 100.09%
Allspring Emerging Growth Portfolio		$328,348,557
Total Investment companies (Cost $237,900,612)		328,348,557
Total investments in securities (Cost $237,900,612)	100.09%	328,348,557
Other assets and liabilities, net	(0.09)	(282,093)
Total net assets	100.00%	$328,066,464
Transactions with the affiliated Master Portfolio were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Dividends allocated from affiliated Master Portfolio	Securities lending income allocated from affiliated Master Portfolio	Affiliated income allocated from affiliated Master Portfolio	Value, end of period
Allspring Emerging Growth Portfolio	90.11%	89.90%	$(8,705,532)	$23,061,927	$425,009	$93,024	$100,008	$328,348,557
The accompanying notes are an integral part of these financial statements.

Allspring Emerging Growth Fund  |  9

Statement of assets and liabilities—November 30, 2022 (unaudited)

Assets
Investments in affiliated Master Portfolio, at value (cost $237,900,612)	$ 328,348,557
Receivable for Fund shares sold	87,047
Receivable from manager	23,341
Prepaid expenses and other assets	70,844
Total assets	328,529,789
Liabilities
Payable for Fund shares redeemed	317,249
Administration fees payable	40,375
Shareholder servicing fees payable	30,567
Trustees’ fees and expenses payable	3,069
Distribution fee payable	987
Accrued expenses and other liabilities	71,078
Total liabilities	463,325
Total net assets	$328,066,464
Net assets consist of
Paid-in capital	$ 258,269,064
Total distributable earnings	69,797,400
Total net assets	$328,066,464
Computation of net asset value and offering price per share
Net assets – Class A	$ 133,688,824
Shares outstanding – Class A1	14,397,801
Net asset value per share – Class A	$9.29
Maximum offering price per share – Class A2	$9.86
Net assets – Class C	$ 1,654,882
Shares outstanding – Class C1	254,537
Net asset value per share – Class C	$6.50
Net assets – Class R6	$ 27,443,995
Shares outstanding – Class R6[1]	2,434,357
Net asset value per share – Class R6	$11.27
Net assets – Administrator Class	$ 17,977,742
Shares outstanding – Administrator Class[1]	1,799,060
Net asset value per share – Administrator Class	$9.99
Net assets – Institutional Class	$ 147,301,021
Shares outstanding – Institutional Class[1]	13,151,866
Net asset value per share – Institutional Class	$11.20
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Emerging Growth Fund

Statement of operations—six months ended November 30, 2022 (unaudited)

Investment income
Dividends allocated from affiliated Master Portfolio	$ 425,009
Affiliated income allocated from affiliated Master Portfolio	100,008
Securities lending income allocated from affiliated Master Portfolio	93,024
Expenses allocated from affiliated Master Portfolio	(1,374,537)
Waivers allocated from affiliated Master Portfolio	7,755
Total investment income	(748,741)
Expenses
Management fee	81,373
Administration fees
Class A	138,713
Class C	1,744
Class R6	3,783
Administrator Class	11,376
Institutional Class	96,854
Shareholder servicing fees
Class A	164,950
Class C	2,064
Administrator Class	21,758
Distribution fee
Class C	6,191
Custody and accounting fees	10,223
Professional fees	18,698
Registration fees	21,772
Shareholder report expenses	14,720
Trustees’ fees and expenses	10,874
Other fees and expenses	3,780
Total expenses	608,873
Less: Fee waivers and/or expense reimbursements
Fund-level	(177,528)
Class A	(13,211)
Class R6	(1,260)
Administrator Class	(875)
Institutional Class	(44,702)
Net expenses	371,297
Net investment loss	(1,120,038)
Realized and unrealized gains (losses) on investments
Net realized losses on securities transactions allocated from affiliated Master Portfolio	(8,705,532)
Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio	23,061,927
Net realized and unrealized gains (losses) on investments	14,356,395
Net increase in net assets resulting from operations	$13,236,357
The accompanying notes are an integral part of these financial statements.

Allspring Emerging Growth Fund  |  11

Statement of changes in net assets

	Six months ended November 30, 2022 (unaudited)		Year ended May 31, 2022
Operations
Net investment loss		$ (1,120,038)		$ (5,137,253)
Net realized gains (losses) on investments		(8,705,532)		232,050,592
Net change in unrealized gains (losses) on investments		23,061,927		(327,135,019)
Net increase (decrease) in net assets resulting from operations		13,236,357		(100,221,680)
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(62,681,311)
Class C		0		(1,233,291)
Class R6		0		(5,898,804)
Administrator Class		0		(7,999,256)
Institutional Class		0		(61,664,834)
Total distributions to shareholders		0		(139,477,496)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	227,938	1,985,714	422,522	6,066,711
Class C	887	5,591	97,992	1,394,743
Class R6	427,601	4,851,877	1,375,088	22,705,246
Administrator Class	74,475	711,677	159,434	2,285,979
Institutional Class	979,592	10,509,845	5,047,859	87,194,049
		18,064,704		119,646,728
Reinvestment of distributions
Class A	0	0	4,788,131	60,617,734
Class C	0	0	138,107	1,233,291
Class R6	0	0	125,710	1,924,617
Administrator Class	0	0	585,228	7,964,955
Institutional Class	0	0	4,040,376	61,494,520
		0		133,235,117
Payment for shares redeemed
Class A	(965,793)	(8,597,900)	(1,754,937)	(23,706,994)
Class C	(27,197)	(167,852)	(117,521)	(1,197,540)
Class R6	(216,766)	(2,170,899)	(330,224)	(6,538,508)
Administrator Class	(119,900)	(1,170,667)	(413,854)	(5,802,034)
Institutional Class	(2,460,771)	(26,322,086)	(26,013,236)	(552,947,062)
		(38,429,404)		(590,192,138)
Net decrease in net assets resulting from capital share transactions		(20,364,700)		(337,310,293)
Total decrease in net assets		(7,128,343)		(577,009,469)
Net assets
Beginning of period		335,194,807		912,204,276
End of period		$328,066,464		$ 335,194,807
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Emerging Growth Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31
Class A	Six months ended November 30, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$8.91	$18.05	$14.71	$13.51	$17.04	$14.57
Net investment loss	(0.04) [1]	(0.16) [1]	(0.20) [1]	(0.17)	(0.16) [1]	(0.15)
Net realized and unrealized gains (losses) on investments	0.42	(3.47)	7.69	2.13	(0.19)	4.57
Total from investment operations	0.38	(3.63)	7.49	1.96	(0.35)	4.42
Distributions to shareholders from
Net realized gains	0.00	(5.51)	(4.15)	(0.76)	(3.18)	(1.95)
Net asset value, end of period	$9.29	$8.91	$18.05	$14.71	$13.51	$17.04
Total return[2]	4.26%	(29.16)%	53.22%	14.97%	(0.84)%	32.91%
Ratios to average net assets (annualized)*
Gross expenses	1.40%	1.36%	1.35%	1.36%	1.35%	1.36%
Net expenses	1.27%	1.26%	1.27%	1.27%	1.29%	1.35%
Net investment loss	(0.89)%	(1.10)%	(1.12)%	(1.08)%	(1.06)%	(1.01)%
Supplemental data
Portfolio turnover rate[3]	35%	51%	48%	55%	71%	47%
Net assets, end of period (000s omitted)	$133,689	$134,825	$210,838	$148,866	$145,898	$153,526

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2022 (unaudited)	0.84%
Year ended May 31, 2022	0.82%
Year ended May 31, 2021	0.81%
Year ended May 31, 2020	0.81%
Year ended May 31, 2019	0.81%
Year ended May 31, 2018	0.81%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.
The accompanying notes are an integral part of these financial statements.

Allspring Emerging Growth Fund  |  13

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31
Class C	Six months ended November 30, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$6.26	$14.41	$12.40	$11.58	$15.19	$13.28
Net investment loss	(0.05) [1]	(0.20) [1]	(0.28) [1]	(0.21) [1]	(0.25) [1]	(0.25) [1]
Net realized and unrealized gains (losses) on investments	0.29	(2.44)	6.44	1.79	(0.18)	4.11
Total from investment operations	0.24	(2.64)	6.16	1.58	(0.43)	3.86
Distributions to shareholders from
Net realized gains	0.00	(5.51)	(4.15)	(0.76)	(3.18)	(1.95)
Net asset value, end of period	$6.50	$6.26	$14.41	$12.40	$11.58	$15.19
Total return[2]	3.83%	(29.71)%	52.19%	14.16%	(1.55)%	31.82%
Ratios to average net assets (annualized)*
Gross expenses	2.14%	2.10%	2.10%	2.11%	2.10%	2.11%
Net expenses	2.03%	2.03%	2.03%	2.03%	2.04%	2.10%
Net investment loss	(1.65)%	(1.86)%	(1.89)%	(1.84)%	(1.78)%	(1.76)%
Supplemental data
Portfolio turnover rate[3]	35%	51%	48%	55%	71%	47%
Net assets, end of period (000s omitted)	$1,655	$1,758	$2,338	$1,599	$1,761	$4,190

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2022 (unaudited)	0.84%
Year ended May 31, 2022	0.82%
Year ended May 31, 2021	0.81%
Year ended May 31, 2020	0.81%
Year ended May 31, 2019	0.81%
Year ended May 31, 2018	0.81%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Emerging Growth Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31
Class R6	Six months ended November 30, 2022 (unaudited)	2022	2021	2020	2019 [1]
Net asset value, beginning of period	$10.79	$20.64	$16.34	$14.86	$18.70
Net investment loss	(0.02) [2]	(0.10)	(0.14)	(0.10) [2]	(0.07) [2]
Net realized and unrealized gains (losses) on investments	0.50	(4.24)	8.59	2.34	(0.59)
Total from investment operations	0.48	(4.34)	8.45	2.24	(0.66)
Distributions to shareholders from
Net realized gains	0.00	(5.51)	(4.15)	(0.76)	(3.18)
Net asset value, end of period	$11.27	$10.79	$20.64	$16.34	$14.86
Total return[3]	4.45%	(28.91)%	53.85%	15.51%	(2.35)%
Ratios to average net assets (annualized)*
Gross expenses	0.97%	0.94%	0.92%	0.93%	0.92%
Net expenses	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment loss	(0.46)%	(0.68)%	(0.68)%	(0.67)%	(0.51)%
Supplemental data
Portfolio turnover rate[4]	35%	51%	48%	55%	71%
Net assets, end of period (000s omitted)	$27,444	$23,999	$21,729	$19,458	$22

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2022 (unaudited)	0.84%
Year ended May 31, 2022	0.83%
Year ended May 31, 2021	0.81%
Year ended May 31, 2020	0.81%
Year ended May 31, 2019[1]	0.81%

[1]	For the period from July 31, 2018 (commencement of class operations) to May 31, 2019
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
[4]	Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.
The accompanying notes are an integral part of these financial statements.

Allspring Emerging Growth Fund  |  15

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31
Administrator Class	Six months ended November 30, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$9.58	$18.98	$15.31	$14.02	$17.54	$14.93
Net investment loss	(0.04) [1]	(0.17) [1]	(0.20) [1]	(0.14) [1]	(0.15) [1]	(0.14) [1]
Net realized and unrealized gains (losses) on investments	0.45	(3.72)	8.02	2.19	(0.19)	4.70
Total from investment operations	0.41	(3.89)	7.82	2.05	(0.34)	4.56
Distributions to shareholders from
Net realized gains	0.00	(5.51)	(4.15)	(0.76)	(3.18)	(1.95)
Net asset value, end of period	$9.99	$9.58	$18.98	$15.31	$14.02	$17.54
Total return[2]	4.28%	(29.09)%	53.31%	15.07%	(0.75)%	33.06%
Ratios to average net assets (annualized)*
Gross expenses	1.32%	1.28%	1.27%	1.28%	1.27%	1.28%
Net expenses	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%
Net investment loss	(0.82)%	(1.04)%	(1.05)%	(1.01)%	(0.94)%	(0.86)%
Supplemental data
Portfolio turnover rate[3]	35%	51%	48%	55%	71%	47%
Net assets, end of period (000s omitted)	$17,978	$17,676	$28,730	$21,250	$23,549	$52,335

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2022 (unaudited)	0.84%
Year ended May 31, 2022	0.82%
Year ended May 31, 2021	0.81%
Year ended May 31, 2020	0.81%
Year ended May 31, 2019	0.81%
Year ended May 31, 2018	0.81%

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Emerging Growth Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31
Institutional Class	Six months ended November 30, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$10.72	$20.55	$16.29	$14.83	$18.30	$15.46
Net investment loss	(0.03) [1]	(0.14) [1]	(0.15)	(0.11) [1]	(0.13)	(0.09)
Net realized and unrealized gains (losses) on investments	0.51	(4.18)	8.56	2.33	(0.16)	4.88
Total from investment operations	0.48	(4.32)	8.41	2.22	(0.29)	4.79
Distributions to shareholders from
Net realized gains	0.00	(5.51)	(4.15)	(0.76)	(3.18)	(1.95)
Net asset value, end of period	$11.20	$10.72	$20.55	$16.29	$14.83	$18.30
Total return[2]	4.48%	(28.95)%	53.75%	15.40%	(0.42)%	33.44%
Ratios to average net assets (annualized)*
Gross expenses	1.07%	1.02%	1.02%	1.03%	1.02%	1.03%
Net expenses	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment loss	(0.52)%	(0.75)%	(0.75)%	(0.71)%	(0.67)%	(0.56)%
Supplemental data
Portfolio turnover rate[3]	35%	51%	48%	55%	71%	47%
Net assets, end of period (000s omitted)	$147,301	$156,936	$648,569	$471,512	$578,073	$606,729

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2022 (unaudited)	0.84%
Year ended May 31, 2022	0.82%
Year ended May 31, 2021	0.81%
Year ended May 31, 2020	0.81%
Year ended May 31, 2019	0.81%
Year ended May 31, 2018	0.81%

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.
The accompanying notes are an integral part of these financial statements.

Allspring Emerging Growth Fund  |  17

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Emerging Growth Fund (the "Fund") which is a diversified series of the Trust.
The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single master portfolio with a substantially identical investment objective and substantially similar investment strategies. The Fund invests in Allspring Emerging Growth Portfolio, a separate diversified portfolio (the “affiliated Master Portfolio”) of Allspring Master Trust, a registered open-end management investment company. As of November 30, 2022, the Fund owned 89.90% of Allspring Emerging Growth Portfolio. The affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. The Fund accounts for its investment in the affiliated Master Portfolio as a partnership investment and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolio for the six months ended November 30, 2022 are included in this report and should be read in conjunction with the Fund’s financial statements.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which are also valued daily. Securities held in the affiliated Master Portfolio are valued as discussed in the Notes to Financial Statements of the affiliated Master Portfolio, which are included elsewhere in this report.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Investment transactions, income and expenses
Investments in the affiliated Master Portfolio are recorded on a trade date basis. The Fund records daily its proportionate share of the affiliated Master Portfolio’s income, expenses and realized and unrealized gains or losses. The Fund also accrues its own expenses.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

18  |  Allspring Emerging Growth Fund

Notes to financial statements (unaudited)
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of November 30, 2022, the aggregate cost of all investments for federal income tax purposes was $237,359,806 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$90,988,751
Gross unrealized losses	0
Net unrealized gains	$90,988,751
As of May 31, 2022, the Fund had current year deferred post-October capital losses consisting of $11,365,781 in short-term capital losses which was recognized in the first day of the current fiscal year.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
At November 30, 2022, the Fund’s investment in the affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective and fair value of the affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective	Fair value of affiliated Master Portfolio
Allspring Emerging Growth Portfolio	Seek long-term capital appreciation	$328,348,557
The affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund and providing fund-level administrative services in connection with the Fund’s operations. As long as the Fund continues to invest substantially all of its assets in a single affiliated Master Portfolio, the Fund pays Allspring Funds Management an investment management fee only for fund-level administrative services at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.050%
Next $5 billion	0.040
Over $10 billion	0.030
For the six months ended November 30, 2022, the management fee was equivalent to an annual rate of 0.05% of the Fund’s average daily net assets.
Allspring Funds Management also serves as the adviser to the affiliated Master Portfolio and is entitled to receive a fee from the affiliated Master Portfolio for those services.

Allspring Emerging Growth Fund  |  19

Notes to financial statements (unaudited)
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.21%
Class C	0.21
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Net expenses from the affiliated Master Portfolio are included in the expense caps. Allspring Funds Management has contractually committed through September 30, 2023 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. As of November 30, 2022, the contractual expense caps are as follows:
Expense ratio caps
Class A	1.28%
Class C	2.03
Class R6	0.85
Administrator Class	1.20
Institutional Class	0.90
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended November 30, 2022, Allspring Funds Distributor received $695 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended November 30, 2022.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
5. INVESTMENT PORTFOLIO TRANSACTIONS
The Fund seeks to achieve its investment objective by investing substantially all of its assets in the affiliated Master Portfolio. Purchases and sales have been calculated by multiplying the Fund's ownership percentage of the affiliated Master Portfolio at

20  |  Allspring Emerging Growth Fund

Notes to financial statements (unaudited)
the end of the period by the affiliated Master Portfolio's purchases and sales. Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended November 30, 2022 were $112,462,733 and $139,567,731, respectively.
6. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee equal based on the unused balance is allocated to each participating fund.
For the six months ended November 30, 2022, there were no borrowings by the Fund under the agreement.
7. CONCENTRATION RISKS
Concentration risks result from exposure to a limited number of sectors. Through its investment in the affiliated Master Portfolio which may invest a substantial portion of its assets in any sector, the Fund may in turn be more affected by changes in that sector than a fund whose investments are not heavily weighted in any sector. As of the end of the period, the affiliated Master Portfolio concentrated its portfolio in investments related to the health care and information technology sectors.
8. MARKET RISKS
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.
9. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10. REDEMPTIONS IN-KIND
During the year ended May 31, 2022, the Fund redeemed assets through in-kind redemptions for shareholders in Institutional Class. The redemption transactions are reflected on the Statement of Changes in Net Assets. The date of the redemption transaction, value of securities issued from the redemption, cash paid, realized gains (losses) and the percentage of the Fund redeemed by the shareholder was as follows:
Date	Value of securities issued	Cash paid	Realized gains (losses)	% of the Fund
8-27-2021	$348,404,897	$1,817,058	$176,872,468	39.45%

Allspring Emerging Growth Fund  |  21

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Common stocks: 95.66%
Communication services: 0.36%
Media: 0.36%
TechTarget Incorporated †	29,100	$ 1,328,706
Consumer discretionary: 8.73%
Auto components: 1.65%
Fox Factory Holding Corporation †	56,618	6,007,170
Hotels, restaurants & leisure: 4.96%
First Watch Restaurant Group †	107,863	1,691,292
Hilton Grand Vacations Incorporated †	131,900	5,806,238
Papa John's International Incorporated	81,665	6,799,428
Wingstop Incorporated	23,178	3,836,191
		18,133,149
Specialty retail: 0.80%
Boot Barn Holdings Incorporated †	17,950	1,208,933
Leslie's Incorporated †	117,714	1,718,624
		2,927,557
Textiles, apparel & luxury goods: 1.32%
Crocs Incorporated †	29,675	2,997,175
Deckers Outdoor Corporation †	4,603	1,836,045
		4,833,220
Consumer staples: 6.08%
Beverages: 2.18%
Celsius Holdings Incorporated †	30,185	3,360,798
Duckhorn Portfolio Incorporated †	209,771	3,368,922
MGP Ingredients Incorporated	9,800	1,225,588
		7,955,308
Food & staples retailing: 2.15%
The Chef's Warehouse Incorporated †	202,395	7,863,046
Food products: 0.81%
The Simply Good Foods Company †	73,900	2,948,610
Personal products: 0.94%
e.l.f. Beauty Incorporated †	62,400	3,429,504
Energy: 3.64%
Energy equipment & services: 1.37%
Helmerich & Payne Incorporated	97,800	4,995,624
Oil, gas & consumable fuels: 2.27%
Matador Resources Company	56,900	3,775,884
Talos Energy Incorporated †	44,400	872,460
Viper Energy Partners LP	110,000	3,633,300
		8,281,644
The accompanying notes are an integral part of these financial statements.

22  |  Allspring Emerging Growth Portfolio

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Financials: 4.88%
Capital markets: 0.99%
Stifel Financial Corporation	56,066	$ 3,602,241
Insurance: 3.89%
Kinsale Capital Group Incorporated	46,093	14,206,324
Health care: 25.16%
Biotechnology: 4.68%
Apellis Pharmaceuticals Incorporated †	27,200	1,358,096
Arcutis Biotherapeutics Incorporated †	271,656	4,680,633
Cytokinetics Incorporated †	50,900	2,163,250
Halozyme Therapeutics Incorporated †	103,540	5,928,700
Immunocore Holdings PLC ADR †	26,200	1,645,622
Vericel Corporation †	56,933	1,299,780
		17,076,081
Health care equipment & supplies: 14.67%
Axonics Incorporated †	101,150	6,926,752
Inari Medical Incorporated †	68,100	5,010,798
Inspire Medical Systems Incorporated †	29,299	7,077,759
iRhythm Technologies Incorporated †	41,800	4,558,290
Lantheus Holdings Incorporated †	26,200	1,626,496
Orthopediatrics Corporation †	71,681	3,153,247
Outset Medical Incorporated †	78,411	1,652,904
Shockwave Medical Incorporated †	29,625	7,512,900
SI-BONE Incorporated †	192,693	2,366,270
Silk Road Medical Incorporated †	68,924	3,670,203
TransMedics Group Incorporated †	136,486	8,444,389
Treace Medical Concepts Incorporated †	68,714	1,590,729
		53,590,737
Health care providers & services: 2.55%
Castle Biosciences Incorporated †	96,756	2,282,474
DocGo Incorporated †«	79,900	587,265
HealthEquity Incorporated †	74,800	4,748,304
Privia Health Group Incorporated †	71,227	1,704,462
		9,322,505
Health care technology: 0.72%
Evolent Health Incorporated Class A †	91,515	2,634,717
Life sciences tools & services: 0.19%
Akoya Biosciences Incorporated †	52,846	685,941
Pharmaceuticals: 2.35%
Amylyx Pharmaceuticals Incorporated †«	73,400	2,816,358
Harmony Biosciences Holdings †	42,800	2,558,156
Pacira Biosciences Incorporated †	16,999	820,202
Revance Therapeutics Incorporated †	110,200	2,392,442
		8,587,158
Industrials: 15.70%
Building products: 1.67%
Zurn Water Solutions Corporation	251,384	6,086,007
The accompanying notes are an integral part of these financial statements.

Allspring Emerging Growth Portfolio  |  23

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Commercial services & supplies: 3.00%
Casella Waste Systems Incorporated Class A †	127,341	$ 10,962,787
Construction & engineering: 0.79%
Construction Partners Incorporated Class A †	56,385	1,612,611
Dycom Industries Incorporated †	14,170	1,291,454
		2,904,065
Electrical equipment: 1.64%
Array Technologies Incorporated †	16,100	337,134
Regal Rexnord Corporation	19,617	2,571,985
Shoals Technologies Group Class A †	106,400	3,082,408
		5,991,527
Machinery: 2.45%
Evoqua Water Technologies Company †	134,900	5,866,801
SPX Technologies Incorporated †	45,800	3,064,020
		8,930,821
Professional services: 2.61%
ASGN Incorporated †	105,301	9,540,271
Road & rail: 0.90%
Marten Transport Limited	33,400	711,754
Saia Incorporated †	10,611	2,584,733
		3,296,487
Trading companies & distributors: 2.64%
Applied Industrial Technologies Incorporated	39,400	5,220,106
SiteOne Landscape Supply Incorporated †	35,127	4,409,492
		9,629,598
Information technology: 31.11%
Communications equipment: 2.94%
Calix Incorporated †	150,600	10,737,780
Electronic equipment, instruments & components: 2.86%
Novanta Incorporated †	66,305	10,459,614
IT services: 8.65%
DigitalOcean Holdings Incorporated †	114,850	3,425,976
Endava plc ADR †	47,014	3,606,444
EVO Payments Incorporated Class A †	159,917	5,390,802
ExlService Holdings Incorporated †	39,600	7,413,120
Flywire Corporation †	155,500	3,372,795
Shift4 Payments Incorporated Class A †	93,900	4,351,326
WNS Holdings Limited ADR †	47,600	4,013,632
		31,574,095
Semiconductors & semiconductor equipment: 6.76%
Allegro MicroSystems Incorporated †	218,612	6,807,576
Diodes Incorporated †	91,486	8,437,754
Semtech Corporation †	188,456	5,793,137
Silicon Laboratories Incorporated †	25,074	3,646,763
		24,685,230
The accompanying notes are an integral part of these financial statements.

24  |  Allspring Emerging Growth Portfolio

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Software: 9.90%
CyberArk Software Limited †	30,615	$ 4,563,778
EngageSmart Incorporated †	111,700	1,895,549
Jamf Holding Corporation †	134,018	2,851,903
Paycor HCM Incorporated †	206,395	5,968,943
Sprout Social Incorporated Class A †	58,196	3,451,023
SPS Commerce Incorporated †	98,696	14,040,493
Verint Systems Incorporated †	19,900	782,667
Workiva Incorporated †	32,520	2,619,811
		36,174,167
Total Common stocks (Cost $250,103,323)		349,381,691

Investment companies: 0.98%
Exchange-traded funds: 0.98%
iShares Russell 2000 Growth ETF «	15,600	3,579,732
Total Investment companies (Cost $3,371,012)		3,579,732

		Yield
Short-term investments: 5.80%
Investment companies: 5.80%
Allspring Government Money Market Fund Select Class ♠∞		3.60%	14,675,126	14,675,126
Securities Lending Cash Investments LLC ♠∩∞		3.90	6,513,575	6,513,575
Total Short-term investments (Cost $21,188,701)				21,188,701
Total investments in securities (Cost $274,663,036)	102.44%			374,150,124
Other assets and liabilities, net	(2.44)			(8,897,187)
Total net assets	100.00%			$365,252,937

†	Non-income-earning security
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
The accompanying notes are an integral part of these financial statements.

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Portfolio of investments—November 30, 2022 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$6,288,467	$71,833,521	$(63,446,862)	$ 0	$0	$ 14,675,126	14,675,126	$ 111,144
Securities Lending Cash Investments LLC	3,803,495	56,483,690	(53,773,794)	184	0	6,513,575	6,513,575	70,279 #
				$184	$0	$21,188,701		$181,423

#	Amount shown represents income before fees and rebates.
The accompanying notes are an integral part of these financial statements.

26  |  Allspring Emerging Growth Portfolio

Statement of assets and liabilities—November 30, 2022 (unaudited)

Assets
Investments in unaffiliated securities (including $6,380,108 of securities loaned), at value (cost $253,474,335)	$ 352,961,423
Investments in affiliated securities, at value (cost $21,188,701)	21,188,701
Receivable for investments sold	1,522,055
Receivable for dividends	143,036
Receivable for securities lending income, net	750
Prepaid expenses and other assets	10,265
Total assets	375,826,230
Liabilities
Payable upon receipt of securities loaned	6,513,575
Payable for investments purchased	3,773,404
Advisory fee payable	231,890
Accrued expenses and other liabilities	54,424
Total liabilities	10,573,293
Total net assets	$365,252,937
The accompanying notes are an integral part of these financial statements.

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Statement of operations—six months ended November 30, 2022 (unaudited)

Investment income
Dividends	$ 472,262
Income from affiliated securities	111,144
Securities lending income (including from affiliate), net	103,535
Total investment income	686,941
Expenses
Advisory fee	1,447,304
Custody and accounting fees	35,268
Professional fees	24,154
Interest holder report expenses	5,541
Trustees’ fees and expenses	10,879
Other fees and expenses	5,088
Total expenses	1,528,234
Less: Fee waivers and/or expense reimbursements	(8,625)
Net expenses	1,519,609
Net investment loss	(832,668)
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	(9,687,453)
Affiliated securities	184
Net realized losses on investments	(9,687,269)
Net change in unrealized gains (losses) on investments	26,004,611
Net realized and unrealized gains (losses) on investments	16,317,342
Net increase in net assets resulting from operations	$15,484,674
The accompanying notes are an integral part of these financial statements.

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Statement of changes in net assets

	Six months ended November 30, 2022 (unaudited)	Year ended May 31, 2022
Operations
Net investment loss	$ (832,668)	$ (4,149,201)
Net realized gains (losses) on investments	(9,687,269)	254,745,270
Net change in unrealized gains (losses) on investments	26,004,611	(361,893,191)
Net increase (decrease) in net assets resulting from operations	15,484,674	(111,297,122)
Capital transactions
Transactions in investors’ beneficial interests
Contributions	11,587,018	75,769,980
Withdrawals	(33,790,822)	(550,022,954)
Net decrease in net assets resulting from capital transactions	(22,203,804)	(474,252,974)
Total decrease in net assets	(6,719,130)	(585,550,096)
Net assets
Beginning of period	371,972,067	957,522,163
End of period	$365,252,937	$ 371,972,067
The accompanying notes are an integral part of these financial statements.

Allspring Emerging Growth Portfolio  |  29

Financial highlights
		Year ended May 31
	Six months ended November 30, 2022 (unaudited)	2022	2021	2020	2019	2018
Total return[1]	4.50%	(28.85)%	53.94%	15.49%	(0.28)%	33.60%
Ratios to average net assets (annualized)
Gross expenses	0.84%	0.82%	0.81%	0.81%	0.81%	0.81%
Net expenses[2]	0.84%	0.82%	0.81%	0.81%	0.81%	0.81%
Net investment loss	(0.46)%	(0.67)%	(0.66)%	(0.62)%	(0.57)%	(0.47)%
Supplemental data
Portfolio turnover rate	35%	51%	48%	55%	71%	47%

[1]	Returns for periods of less than one year are not annualized.
[2]	Net expense ratios reflect voluntary waivers, if any.
The accompanying notes are an integral part of these financial statements.

30  |  Allspring Emerging Growth Portfolio

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Master Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Emerging Growth Portfolio (the "Portfolio") which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any "public offering" within the meaning of Section 4(a)(2) of the Securities Act of 1933.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Securities lending
The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund, if any, is included in securities lending income (including from affiliate) (net of fees and rebates) on the Statement of Operations.
In a securities lending transaction, the net asset value of the Portfolio is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Allspring Emerging Growth Portfolio  |  31

Notes to financial statements (unaudited)
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date.
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of November 30, 2022, the aggregate cost of all investments for federal income tax purposes was $273,421,589 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$118,390,966
Gross unrealized losses	(17,662,431)
Net unrealized gains	$100,728,535
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

32  |  Allspring Emerging Growth Portfolio

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$ 1,328,706	$0	$0	$ 1,328,706
Consumer discretionary	31,901,096	0	0	31,901,096
Consumer staples	22,196,468	0	0	22,196,468
Energy	13,277,268	0	0	13,277,268
Financials	17,808,565	0	0	17,808,565
Health care	91,897,139	0	0	91,897,139
Industrials	57,341,563	0	0	57,341,563
Information technology	113,630,886	0	0	113,630,886
Investment companies	3,579,732	0	0	3,579,732
Short-term investments
Investment companies	21,188,701	0	0	21,188,701
Total assets	$374,150,124	$0	$0	$374,150,124
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended November 30, 2022, the Portfolio did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Advisory fee
The Trust has entered into an advisory contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Allspring Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $500 million	0.800%
Next $500 million	0.775
Next $1 billion	0.750
Next $1 billion	0.725
Next $1 billion	0.700
Over $4 billion	0.680
For the six months ended November 30, 2022, the advisory fee was equivalent to an annual rate of 0.80% of the Portfolio’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Portfolio and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Portfolio increase.
Allspring Funds Management has voluntarily waived and/or reimbursed advisory fees to reduced the net operating expense ratio of the Portfolio. These voluntary waivers may be discontinued at any time.

Allspring Emerging Growth Portfolio  |  33

Notes to financial statements (unaudited)
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended November 30, 2022 were $125,102,860 and $155,254,294, respectively.
6. SECURITIES LENDING TRANSACTIONS
The Portfolio lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Portfolio and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Federal Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Allspring Funds Management and is subadvised by Allspring Investments. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser.
In the event of counterparty default or the failure of a borrower to return a loaned security, the Portfolio has the right to use the collateral to offset any losses incurred. As of November 30, 2022, the Portfolio had securities lending transactions with the following counterparties which are subject to offset:
Counterparty	Value of securities on loan	Collateral received[1]	Net amount
Bank of America Securities Incorporated	$3,297,144	$(3,297,144)	$0
Citigroup Global Markets Incorporated	2,578,900	(2,578,900)	0
National Financial Services LLC	504,064	(504,064)	0
1 Collateral received within this table is limited to the collateral for the net transaction with the counterparty.
7. BANK BORROWINGS
The Trust, along with Allspring Variable Trust and Allspring Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund interest holders withdrawal requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee equal based on the unused balance is allocated to each participating fund.
For the six months ended November 30, 2022, there were no borrowings by the Portfolio under the agreement.
8. CONCENTRATION RISKS
As of the end of the period, the Portfolio concentrated its portfolio of investments in the health care and information technology sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
9. MARKET RISKS
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

34  |  Allspring Emerging Growth Portfolio

Notes to financial statements (unaudited)
10. INDEMNIFICATION
Under the Portfolio's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.

Allspring Emerging Growth Portfolio  |  35

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund and Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. Shareholders and Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

36  |  Allspring Emerging Growth Fund

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 125 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Allspring Emerging Growth Fund  |  37

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner, Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner, Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination Medical Center Corporation. Board member of the Minnesota Wild Foundation.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

38  |  Allspring Emerging Growth Fund

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Emerging Growth Fund  |  39

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-12142022-rb0gh7hn 01-23
SA282/SAR282 11-22

Semi-Annual Report
November 30, 2022
Allspring Index Fund

The views expressed and any forward-looking statements are as of November 30, 2022, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Index Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Index Fund for the six-month period that ended November 30, 2022. Globally, stocks and bonds experienced heightened volatility and generally negative returns through the challenging period.  Non-U.S. securities fared the worst as the global economy faced multiple challenges and the strength of the U.S. dollar eroded already-poor returns of non-U.S.-dollar-denominated assets.
Earlier tailwinds provided by global stimulus programs, vaccination rollouts, and recovering consumer and corporate sentiment were wiped away by the highest rate of inflation in four decades, the impact of ongoing aggressive central bank rate hikes and the prospect of more, plus the global reverberations of the Russia-Ukraine war. The already-significant global supply-chain disruptions were compounded by China’s COVID-19 lockdowns.
For the six-month period, both stocks and bonds registered major losses, with even U.S. bonds suffering deep losses and other assets faring worse. For the period, U.S. stocks, based on the S&P 500 Index,1 lost 0.40%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -5.18%, while the MSCI EM Index (Net) (USD)3 declined 8.15%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned -4.06%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 returned -8.22%, the Bloomberg Municipal Bond Index6 declined 1.43%, and the ICE BofA U.S. High Yield Index7 fell 2.97%.
Rising inflation and economic fallout from the Russia-Ukraine war drove markets.
In June, stocks posted further losses en route to their worst first half of a year in 50 years. Bonds didn’t fare much better. Driving the losses were the familiar factors: rising global inflation and fears of recession as central banks increased rates to try to curb soaring inflation. The Federal Reserve (Fed) raised its short-term rate by another 0.75% in June. Meanwhile, the U.S. unemployment rate held firm at 3.6% and the housing market remained only marginally affected by sharply higher mortgage rates.
“In June, stocks posted further losses en route to their worst first half of a year in 50 years. Bonds didn’t fare much better. Driving the losses were the familiar factors: rising global inflation and fears of recession as central banks increased rates to try to curb soaring inflation.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring Index Fund

Letter to shareholders (unaudited)
Markets rebounded in July, led by U.S. stocks. While evidence began to point to an economic slowdown after two consecutive quarters of declining gross domestic product (economic contraction),  the U.S. labor market remained surprisingly strong: July nonfarm payrolls grew by more than 500,000 and U.S. unemployment dipped to 3.5%. Meanwhile, crude oil and retail gasoline prices, major contributors to recent overall inflation, fell substantially from earlier highs. And while U.S. home prices rose, sales fell as houses became less affordable with mortgage rates at a 13-year high. The Fed raised the federal funds rate another 0.75% in July—to a range of 2.25% to 2.50%—and forecasts pointed to further rate hikes.
August was yet another broadly challenging month for financial markets, with more red ink flowing. High inflation persisted, cresting 9% in the eurozone on an annual basis and remaining above 8% in the U.S. despite the Fed’s aggressive monetary policy and a major drop in global crude oil and gasoline prices from their June peak. One positive note was the resilience of the U.S. job market. However, the Fed’s job was clearly not complete. One longer-term bright spot was the U.S. Congress’s passage of the Inflation Reduction Act. Its primary stated goals include: to reduce inflation (though not immediately) by curbing the deficit, capping health care spending by seniors, and investing in domestic sources of clean energy.
The market misery continued in September. There was nowhere to hide as all asset classes suffered major losses at the hands of persistent inflation. Central banks kept up their battle against rapidly rising prices with more rate hikes. The strength of the U.S. dollar made things even more difficult for investors holding assets in other currencies. U.S. mortgage rates jumped to near 7% on 30-year fixed-rate mortgages; the decreased housing affordability began to cool demand somewhat. The U.K. experienced a sharp sell-off of government bonds and the British pound in September as investors panicked in response to a new government budget that was seen as financially unsound. The market meltdown forced the Bank of England to step in and buy long-dated government bonds.
Equities had a reprieve in October after two months of sharp declines. Value stocks and small caps fared best. Globally, developed markets outpaced emerging market equities, which were hurt by weakness among Chinese stocks. Central banks continued to try to curtail high inflation with aggressive interest rate hikes. Geopolitical risks persisted, including the ongoing Russia-Ukraine war and economic, financial market, and political turmoil in the U.K., which led to a second prime ministerial change in six weeks, as Rishi Sunak replaced Liz Truss in late October. Concerns over Europe’s energy crisis eased, for now, thanks to unseasonably warm weather and plentiful gas on hand. The U.S. labor market continued its resilience against rising prices, as unemployment stood at 3.7%, near a record low.
Stocks and bonds rallied in November, with emerging market equities gaining nearly 15% and developed market equities returning 7%. The S&P 500 Index rose 5.6% in November. Bonds also had positive monthly returns. Economic news was encouraging, driven by U.S. labor market strength. Although central banks kept raising rates, expectations grew regarding an impending easing in the pace of rate hikes and a possible end to central bank monetary tightening in 2023. Although inflation remained at record highs in the eurozone, with a 10.6% annual increase in October, Germany’s producer prices decreased 4.2% annually, signaling a possible decline in inflationary pressures. Meanwhile, U.S. inflation continued to moderate, with a 7.1% annual price rise in November and a monthly price increase of just 0.1%. China’s economic data remained weak, reflecting its zero-COVID-19 policy.

Allspring Index Fund  |  3

Letter to shareholders (unaudited)
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

4  |  Allspring Index Fund

This page is intentionally left blank.

Performance highlights (unaudited)
Investment objective	The Fund seeks to replicate the total returns of the S&P 500 Index, before fees and expenses.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	John R. Campbell, CFA®‡, David Neal, CFA®‡, Robert M. Wicentowski, CFA®‡

Average annual total returns (%) as of November 30, 2022
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (WFILX)	11-4-1998	-14.82	9.12	12.10	-9.62	10.42	12.77	0.63	0.45
Class C (WFINX)	4-30-1999	-11.29	9.62	12.11	-10.29	9.62	12.11	1.38	1.20
Administrator Class (WFIOX)	2-14-1985	–	–	–	-9.43	10.64	13.03	0.40	0.25
S&P 500 Index[3]	–	–	–	–	-9.21	10.98	13.34	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through September 30, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.45% for Class A, 1.20% for Class C and 0.25% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Consult the fund’s prospectus for additional information on these and other risks.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Allspring Index Fund

Performance highlights (unaudited)
Ten largest holdings (%) as of November 30, 2022[1]
Apple Incorporated	6.36
Microsoft Corporation	5.41
Amazon.com Incorporated	2.43
Alphabet Incorporated Class A	1.72
Berkshire Hathaway Incorporated Class B	1.63
Alphabet Incorporated Class C	1.55
Tesla Motors Incorporated	1.47
UnitedHealth Group Incorporated	1.46
Johnson & Johnson	1.33
Exxon Mobil Corporation	1.32
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.

Sector allocation as of November 30, 2022[1]
[1]	Figures represent the percentage of the Fund's long-term investments. Allocations are subject to change and may have changed since the date specified.

Allspring Index Fund  |  7

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2022 to November 30, 2022.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 6-1-2022	Ending account value 11-30-2022	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$ 993.62	$2.20	0.44%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.86	$2.23	0.44%
Class C
Actual	$1,000.00	$ 990.11	$5.99	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$6.07	1.20%
Administrator Class
Actual	$1,000.00	$ 994.86	$1.25	0.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.82	$1.27	0.25%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 183 divided by 365 (to reflect the one-half-year period).

8  |  Allspring Index Fund

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Common stocks: 97.56%
Communication services: 7.27%
Diversified telecommunication services: 0.87%
AT&T Incorporated	223,547	$ 4,309,986
Lumen Technologies Incorporated	29,881	163,449
Verizon Communications Incorporated	131,748	5,135,537
		9,608,972
Entertainment: 1.29%
Activision Blizzard Incorporated	22,333	1,651,525
Electronic Arts Incorporated	8,286	1,083,643
Live Nation Entertainment Incorporated †	4,457	324,291
Netflix Incorporated †	13,951	4,262,449
Take-Two Interactive Software Incorporated †	4,915	519,466
The Walt Disney Company †	57,191	5,597,283
Warner Bros. Discovery Incorporated †	69,301	790,031
		14,228,688
Interactive media & services: 4.08%
Alphabet Incorporated Class A †	188,099	18,996,118
Alphabet Incorporated Class C †	168,204	17,064,296
Match Group Incorporated †	8,877	448,821
Meta Platforms Incorporated Class A †	71,546	8,449,583
		44,958,818
Media: 0.77%
Charter Communications Incorporated Class A †	3,478	1,360,907
Comcast Corporation Class A	138,150	5,061,816
DISH Network Corporation Class A †	7,874	126,378
Fox Corporation Class A	9,614	311,974
Fox Corporation Class B	4,415	134,746
Interpublic Group of Companies Incorporated	12,267	421,494
News Corporation Class A	12,096	231,638
News Corporation Class B	3,747	72,879
Omnicom Group Incorporated	6,426	512,538
Paramount Global Class B	15,841	318,087
		8,552,457
Wireless telecommunication services: 0.26%
T-Mobile US Incorporated †	18,883	2,860,019
Consumer discretionary: 10.15%
Auto components: 0.11%
Aptiv plc †	8,499	906,588
BorgWarner Incorporated	7,430	315,849
		1,222,437
Automobiles: 1.80%
Ford Motor Company	123,895	1,722,141
General Motors Company	45,740	1,855,214
Tesla Motors Incorporated †	83,554	16,267,964
		19,845,319
The accompanying notes are an integral part of these financial statements.

Allspring Index Fund  |  9

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Distributors: 0.15%
Genuine Parts Company	4,437	$ 813,435
LKQ Corporation	8,177	444,256
Pool Corporation	1,242	409,127
		1,666,818
Hotels, restaurants & leisure: 1.97%
Booking Holdings Incorporated †	1,246	2,590,995
Caesars Entertainment Incorporated †	6,726	341,748
Carnival Corporation †	30,965	307,482
Chipotle Mexican Grill Incorporated †	871	1,417,082
Darden Restaurants Incorporated	3,845	565,177
Domino's Pizza Incorporated	1,126	437,710
Expedia Group Incorporated †	4,769	509,520
Hilton Worldwide Holdings Incorporated	8,605	1,227,245
Las Vegas Sands Corporation †	10,308	482,827
Marriott International Incorporated Class A	8,654	1,430,939
McDonald's Corporation	23,080	6,295,993
MGM Resorts International	10,235	377,262
Norwegian Cruise Line Holdings Limited †	13,219	217,320
Royal Caribbean Cruises Limited †	6,881	412,378
Starbucks Corporation	35,995	3,678,689
Wynn Resorts Limited †	3,247	271,644
Yum! Brands Incorporated	8,926	1,148,419
		21,712,430
Household durables: 0.31%
D.R. Horton Incorporated	9,920	853,120
Garmin Limited	4,840	450,072
Lennar Corporation Class A	7,999	702,552
Mohawk Industries Incorporated †	1,654	167,600
Newell Rubbermaid Incorporated	11,807	153,137
NVR Incorporated †	97	449,984
PulteGroup Incorporated	7,262	325,192
Whirlpool Corporation	1,710	250,566
		3,352,223
Internet & direct marketing retail: 2.55%
Amazon.com Incorporated †	278,044	26,842,368
eBay Incorporated	17,234	783,113
Etsy Incorporated †	3,972	524,661
		28,150,142
Leisure products: 0.02%
Hasbro Incorporated	4,072	255,803
Multiline retail: 0.48%
Dollar General Corporation	7,121	1,820,697
Dollar Tree Incorporated †	6,622	995,220
Target Corporation	14,546	2,430,200
		5,246,117
Specialty retail: 2.29%
Advance Auto Parts Incorporated	1,902	287,183
AutoZone Incorporated †	611	1,575,769
Bath & Body Works Incorporated	7,162	304,385
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Index Fund

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Specialty retail (continued)
Best Buy Company Incorporated	6,287	$ 536,281
CarMax Incorporated †	4,993	346,314
Lowe's Companies Incorporated	20,050	4,261,628
O'Reilly Automotive Incorporated †	2,000	1,729,080
Ross Stores Incorporated	10,977	1,291,664
The Home Depot Incorporated	32,241	10,445,762
The TJX Companies Incorporated	36,755	2,942,238
Tractor Supply Company	3,482	788,011
Ulta Beauty Incorporated †	1,626	755,830
		25,264,145
Textiles, apparel & luxury goods: 0.47%
Nike Incorporated Class B	39,642	4,348,331
Ralph Lauren Corporation	1,346	152,260
Tapestry Incorporated	7,899	298,345
VF Corporation	10,359	339,982
		5,138,918
Consumer staples: 6.82%
Beverages: 1.82%
Brown-Forman Corporation Class B	5,736	418,843
Constellation Brands Incorporated Class A	5,039	1,296,787
Keurig Dr. Pepper Incorporated	26,654	1,030,710
Molson Coors Brewing Company Class B	5,904	325,369
Monster Beverage Corporation †	12,066	1,241,109
PepsiCo Incorporated	43,294	8,031,470
The Coca-Cola Company	122,100	7,766,781
		20,111,069
Food & staples retailing: 1.60%
Costco Wholesale Corporation	13,896	7,493,418
Sysco Corporation	15,983	1,382,689
The Kroger Company	20,427	1,004,804
Walgreens Boots Alliance Incorporated	22,503	933,875
Walmart Incorporated	44,716	6,815,613
		17,630,399
Food products: 1.12%
Archer Daniels Midland Company	17,585	1,714,538
Campbell Soup Company	6,318	339,087
ConAgra Foods Incorporated	15,061	572,017
General Mills Incorporated	18,688	1,594,086
Hormel Foods Corporation	9,079	426,713
Kellogg Company	8,002	583,746
Lamb Weston Holdings Incorporated	4,509	391,832
McCormick & Company Incorporated	7,857	669,259
Mondelez International Incorporated Class A	42,996	2,906,960
The Hershey Company	4,607	1,083,428
The J.M. Smucker Company	3,343	514,855
The Kraft Heinz Company	24,988	983,278
Tyson Foods Incorporated Class A	9,085	602,154
		12,381,953
The accompanying notes are an integral part of these financial statements.

Allspring Index Fund  |  11

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Household products: 1.44%
Church & Dwight Company Incorporated	7,620	$ 623,849
Colgate-Palmolive Company	26,167	2,027,419
Kimberly-Clark Corporation	10,591	1,436,457
The Clorox Company	3,864	574,384
The Procter & Gamble Company	74,962	11,181,332
		15,843,441
Personal products: 0.16%
The Estee Lauder Companies Incorporated Class A	7,272	1,714,665
Tobacco: 0.68%
Altria Group Incorporated	56,493	2,631,444
Philip Morris International Incorporated	48,630	4,846,952
		7,478,396
Energy: 5.00%
Energy equipment & services: 0.39%
Baker Hughes Company	31,739	921,066
Halliburton Company	28,451	1,078,008
Schlumberger Limited	44,370	2,287,274
		4,286,348
Oil, gas & consumable fuels: 4.61%
APA Corporation	10,243	479,885
Chevron Corporation	56,494	10,355,915
ConocoPhillips	39,936	4,932,495
Coterra Energy Incorporated	24,958	696,578
Devon Energy Corporation	20,542	1,407,538
Diamondback Energy Incorporated	5,576	825,360
EOG Resources Incorporated	18,385	2,609,383
EQT Corporation	11,606	492,210
Exxon Mobil Corporation	130,742	14,556,814
Hess Corporation	8,742	1,258,061
Kinder Morgan Incorporated	62,197	1,189,207
Marathon Oil Corporation	21,256	651,071
Marathon Petroleum Corporation	15,642	1,905,352
Occidental Petroleum Corporation	23,377	1,624,468
ONEOK Incorporated	14,018	938,085
Phillips 66	15,091	1,636,468
Pioneer Natural Resources Company	7,487	1,766,857
Targa Resources Corporation	7,107	528,690
The Williams Companies Incorporated	38,226	1,326,442
Valero Energy Corporation	12,359	1,651,410
		50,832,289
Financials: 11.33%
Banks: 3.81%
Bank of America Corporation	219,302	8,300,581
Citigroup Incorporated	60,756	2,941,198
Citizens Financial Group Incorporated	15,549	658,967
Comerica Incorporated	4,104	294,421
Fifth Third Bancorp	21,526	782,685
First Republic Bank	5,732	731,461
Huntington Bancshares Incorporated	45,243	700,362
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Index Fund

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Banks (continued)
JPMorgan Chase & Company	91,997	$ 12,712,145
KeyCorp	29,258	550,343
M&T Bank Corporation	5,509	936,640
PNC Financial Services Group Incorporated	12,866	2,164,833
Regions Financial Corporation	29,313	680,355
Signature Bank	1,974	275,373
SVB Financial Group †	1,853	429,488
Truist Financial Corporation	41,610	1,947,764
US Bancorp	42,415	1,925,217
Wells Fargo & Company	118,991	5,705,618
Zions Bancorporation	4,720	244,590
		41,982,041
Capital markets: 3.05%
Ameriprise Financial Incorporated	3,393	1,126,306
Bank of New York Mellon Corporation	23,069	1,058,867
BlackRock Incorporated	4,730	3,386,680
Cboe Global Markets Incorporated	3,327	421,997
CME Group Incorporated	11,276	1,990,214
FactSet Research Systems Incorporated	1,191	549,396
Franklin Resources Incorporated	8,911	238,904
Intercontinental Exchange Incorporated	17,519	1,897,483
Invesco Limited	14,271	272,719
MarketAxess Holdings Incorporated	1,181	316,414
Moody's Corporation	4,951	1,476,735
Morgan Stanley	42,009	3,909,778
MSCI Incorporated	2,525	1,282,271
Northern Trust Corporation	6,537	608,660
Raymond James Financial Incorporated	6,094	712,389
S&P Global Incorporated	10,688	3,770,726
State Street Corporation	11,532	918,754
T. Rowe Price Group Incorporated	7,080	884,363
The Charles Schwab Corporation	47,901	3,953,749
The Goldman Sachs Group Incorporated	10,709	4,135,280
The NASDAQ Incorporated	10,633	727,935
		33,639,620
Consumer finance: 0.52%
American Express Company	18,816	2,965,213
Capital One Financial Corporation	12,041	1,243,113
Discover Financial Services	8,570	928,645
Synchrony Financial	15,113	567,947
		5,704,918
Diversified financial services: 1.63%
Berkshire Hathaway Incorporated Class B †	56,619	18,038,813
Insurance: 2.32%
AFLAC Incorporated	18,040	1,297,618
American International Group Incorporated	23,855	1,505,489
Aon plc Class A	6,617	2,039,889
Arch Capital Group Limited †	11,580	693,758
Arthur J. Gallagher & Company	6,598	1,313,728
Assurant Incorporated	1,669	213,999
Brown & Brown Incorporated	7,354	438,225
Chubb Limited	13,102	2,877,068
The accompanying notes are an integral part of these financial statements.

Allspring Index Fund  |  13

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Insurance (continued)
Cincinnati Financial Corporation	4,994	$ 554,134
Everest Reinsurance Group Limited	1,236	417,694
Globe Life Incorporated	2,843	341,046
Lincoln National Corporation	4,859	189,209
Loews Corporation	6,274	364,833
Marsh & McLennan Companies Incorporated	15,655	2,711,133
MetLife Incorporated	21,018	1,612,081
Principal Financial Group Incorporated	7,271	652,063
Progressive Corporation	18,349	2,424,820
Prudential Financial Incorporated	11,670	1,260,710
The Allstate Corporation	8,479	1,135,338
The Hartford Financial Services Group Incorporated	10,137	774,163
The Travelers Companies Incorporated	7,445	1,413,135
W.R. Berkley Corporation	6,408	488,802
Willis Towers Watson plc	3,450	849,252
		25,568,187
Health care: 14.85%
Biotechnology: 2.35%
AbbVie Incorporated	55,466	8,940,010
Amgen Incorporated	16,781	4,806,078
Biogen Incorporated †	4,552	1,389,134
Gilead Sciences Incorporated	39,319	3,453,388
Incyte Corporation †	5,792	461,449
Moderna Incorporated †	10,554	1,856,554
Regeneron Pharmaceuticals Incorporated †	3,363	2,527,967
Vertex Pharmaceuticals Incorporated †	8,045	2,545,438
		25,980,018
Health care equipment & supplies: 2.63%
Abbott Laboratories	54,937	5,910,122
Abiomed Incorporated †	1,426	538,729
Align Technology Incorporated †	2,279	448,188
Baxter International Incorporated	15,799	893,117
Becton Dickinson & Company	8,947	2,230,845
Boston Scientific Corporation †	44,911	2,033,121
Dentsply Sirona Incorporated	6,759	204,527
DexCom Incorporated †	12,316	1,432,104
Edwards Lifesciences Corporation †	19,448	1,502,358
Hologic Incorporated †	7,832	596,485
IDEXX Laboratories Incorporated †	2,612	1,112,372
Intuitive Surgical Incorporated †	11,203	3,029,179
Medtronic plc	41,682	3,294,545
ResMed Incorporated	4,593	1,057,309
STERIS plc	3,138	582,852
Stryker Corporation	10,563	2,470,580
Teleflex Incorporated	1,471	344,391
The Cooper Companies Incorporated	1,548	489,710
Zimmer Biomet Holdings Incorporated	6,582	790,498
		28,961,032
Health care providers & services: 3.51%
AmerisourceBergen Corporation	5,081	867,276
Cardinal Health Incorporated	8,546	685,133
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Index Fund

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Health care providers & services (continued)
Centene Corporation †	17,931	$ 1,560,894
Cigna Corporation	9,572	3,148,135
CVS Health Corporation	41,184	4,195,826
DaVita HealthCare Partners Incorporated †	1,747	128,806
Elevance Health Incorporated	7,529	4,012,355
HCA Healthcare Incorporated	6,753	1,622,206
Henry Schein Incorporated †	4,270	345,528
Humana Incorporated	3,970	2,183,103
Laboratory Corporation of America Holdings	2,836	682,625
McKesson Corporation	4,509	1,720,995
Molina Healthcare Incorporated †	1,823	613,932
Quest Diagnostics Incorporated	3,658	555,394
UnitedHealth Group Incorporated	29,344	16,073,469
Universal Health Services Incorporated Class B	2,062	269,813
		38,665,490
Life sciences tools & services: 1.83%
Agilent Technologies Incorporated	9,371	1,452,318
Bio-Rad Laboratories Incorporated Class A †	672	278,685
Bio-Techne Corporation	4,924	418,491
Charles River Laboratories International Incorporated †	1,596	364,798
Danaher Corporation	20,538	5,615,295
Illumina Incorporated †	4,928	1,074,698
IQVIA Holdings Incorporated †	5,851	1,275,635
Mettler-Toledo International Incorporated †	706	1,037,509
PerkinElmer Incorporated	3,960	553,331
Thermo Fisher Scientific Incorporated	12,291	6,885,664
Waters Corporation †	1,878	650,915
West Pharmaceutical Services Incorporated	2,323	545,115
		20,152,454
Pharmaceuticals: 4.53%
Bristol-Myers Squibb Company	66,984	5,377,476
Catalent Incorporated †	5,622	281,831
Eli Lilly & Company	24,740	9,180,519
Johnson & Johnson	82,479	14,681,262
Merck & Company Incorporated	79,471	8,751,347
Organon & Company	7,979	207,614
Pfizer Incorporated	176,063	8,826,038
Viatris Incorporated	38,039	419,570
Zoetis Incorporated	14,686	2,263,700
		49,989,357
Industrials: 8.23%
Aerospace & defense: 1.73%
General Dynamics Corporation	7,055	1,780,611
Howmet Aerospace Incorporated	11,598	436,897
Huntington Ingalls Industries Incorporated	1,253	290,646
L3Harris Technologies Incorporated	6,003	1,363,161
Lockheed Martin Corporation	7,403	3,591,862
Northrop Grumman Corporation	4,562	2,432,869
Raytheon Technologies Corporation	46,319	4,572,612
Textron Incorporated	6,636	473,678
The accompanying notes are an integral part of these financial statements.

Allspring Index Fund  |  15

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Aerospace & defense (continued)
The Boeing Company †	17,511	$ 3,132,368
TransDigm Group Incorporated	1,616	1,015,656
		19,090,360
Air freight & logistics: 0.61%
C.H. Robinson Worldwide Incorporated	3,886	389,455
Expeditors International of Washington Incorporated	5,132	595,620
FedEx Corporation	7,499	1,366,468
United Parcel Service Incorporated Class B	22,959	4,356,011
		6,707,554
Airlines: 0.22%
Alaska Air Group Incorporated †	3,977	188,669
American Airlines Group Incorporated †	20,386	294,170
Delta Air Lines Incorporated †	20,115	711,468
Southwest Airlines Company †	18,614	742,885
United Airlines Holdings Incorporated †	10,250	452,743
		2,389,935
Building products: 0.46%
A.O. Smith Corporation	4,030	244,782
Allegion plc	2,756	313,219
Carrier Global Corporation	26,401	1,170,092
Fortune Brands Home & Security Incorporated	4,057	265,084
Johnson Controls International plc	21,608	1,435,636
Masco Corporation	7,075	359,269
Trane Technologies plc	7,269	1,296,935
		5,085,017
Commercial services & supplies: 0.48%
Cintas Corporation	2,698	1,245,882
Copart Incorporated †	13,421	893,302
Republic Services Incorporated	6,442	897,306
Rollins Incorporated	7,260	293,594
Waste Management Incorporated	11,800	1,979,096
		5,309,180
Construction & engineering: 0.06%
Quanta Services Incorporated	4,487	672,512
Electrical equipment: 0.55%
AMETEK Incorporated	7,202	1,025,709
Eaton Corporation plc	12,495	2,042,308
Emerson Electric Company	18,549	1,776,438
Generac Holdings Incorporated †	2,002	211,251
Rockwell Automation Incorporated	3,621	956,741
		6,012,447
Industrial conglomerates: 0.89%
3M Company	17,367	2,187,721
General Electric Company	34,400	2,957,368
Honeywell International Incorporated	21,134	4,639,970
		9,785,059
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Index Fund

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Machinery: 1.77%
Caterpillar Incorporated	16,561	$ 3,915,186
Cummins Incorporated	4,423	1,110,881
Deere & Company	8,725	3,847,725
Dover Corporation	4,503	639,201
Fortive Corporation	11,158	753,723
IDEX Corporation	2,368	562,376
Illinois Tool Works Incorporated	8,839	2,010,607
Ingersoll Rand Incorporated	12,648	682,613
Nordson Corporation	1,696	401,087
Otis Worldwide Corporation	13,183	1,029,460
PACCAR Incorporated	10,908	1,155,266
Parker-Hannifin Corporation	4,027	1,203,831
Pentair plc	5,159	236,127
Snap-on Incorporated	1,671	402,043
Stanley Black & Decker Incorporated	4,637	378,936
Wabtec Corporation	5,706	576,820
Xylem Incorporated	5,652	635,002
		19,540,884
Professional services: 0.35%
CoStar Group Incorporated †	12,421	1,006,598
Equifax Incorporated	3,840	757,901
Jacobs Solutions Incorporated	4,003	506,540
Leidos Holdings Incorporated	4,283	468,260
Robert Half International Incorporated	3,437	270,767
Verisk Analytics Incorporated	4,924	904,588
		3,914,654
Road & rail: 0.88%
CSX Corporation	67,172	2,195,853
J.B. Hunt Transport Services Incorporated	2,605	479,033
Norfolk Southern Corporation	7,368	1,889,892
Old Dominion Freight Line Incorporated	2,875	870,004
Union Pacific Corporation	19,590	4,259,454
		9,694,236
Trading companies & distributors: 0.23%
Fastenal Company	18,028	928,622
United Rentals Incorporated †	2,195	774,901
W.W. Grainger Incorporated	1,420	856,345
		2,559,868
Information technology: 25.76%
Communications equipment: 0.87%
Arista Networks Incorporated †	7,732	1,077,068
Cisco Systems Incorporated	129,905	6,458,877
F5 Networks Incorporated †	1,869	288,966
Juniper Networks Incorporated	10,120	336,389
Motorola Solutions Incorporated	5,235	1,424,967
		9,586,267
Electronic equipment, instruments & components: 0.63%
Amphenol Corporation Class A	18,660	1,500,824
CDW Corporation of Delaware	4,243	800,400
The accompanying notes are an integral part of these financial statements.

Allspring Index Fund  |  17

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Electronic equipment, instruments & components (continued)
Corning Incorporated	23,866	$ 814,547
Keysight Technologies Incorporated †	5,645	1,021,124
TE Connectivity Limited	10,034	1,265,488
Teledyne Technologies Incorporated †	1,470	617,547
Trimble Incorporated †	7,769	464,198
Zebra Technologies Corporation Class A †	1,625	439,205
		6,923,333
IT services: 4.35%
Accenture plc Class A	19,843	5,971,354
Akamai Technologies Incorporated †	4,987	473,067
Automatic Data Processing Incorporated	13,035	3,443,065
Broadridge Financial Solutions Incorporated	3,677	548,277
Cognizant Technology Solutions Corporation Class A	16,243	1,010,477
DXC Technology Company †	7,211	213,950
EPAM Systems Incorporated †	1,800	663,444
Fidelity National Information Services Incorporated	19,073	1,384,318
Fiserv Incorporated †	20,064	2,093,879
FleetCor Technologies Incorporated †	2,353	461,659
Gartner Incorporated †	2,481	869,268
Global Payments Incorporated	8,695	902,367
International Business Machines Corporation	28,333	4,218,784
Jack Henry & Associates Incorporated	2,286	432,854
MasterCard Incorporated Class A	26,766	9,539,402
Paychex Incorporated	10,049	1,246,377
PayPal Holdings Incorporated †	36,279	2,844,636
VeriSign Incorporated †	2,928	585,044
Visa Incorporated Class A	51,292	11,130,364
		48,032,586
Semiconductors & semiconductor equipment: 5.15%
Advanced Micro Devices Incorporated †	50,642	3,931,338
Analog Devices Incorporated	16,307	2,803,336
Applied Materials Incorporated	27,291	2,991,094
Broadcom Incorporated	12,668	6,980,448
Enphase Energy Incorporated †	4,249	1,362,187
Intel Corporation	128,808	3,873,257
KLA Corporation	4,448	1,748,731
Lam Research Corporation	4,297	2,029,817
Microchip Technology Incorporated	17,332	1,372,521
Micron Technology Incorporated	34,606	1,995,036
Monolithic Power Systems Incorporated	1,394	532,452
NVIDIA Corporation	78,553	13,293,524
NXP Semiconductors NV	8,238	1,448,570
ON Semiconductor Corporation †	13,591	1,022,043
Qorvo Incorporated †	3,238	321,372
Qualcomm Incorporated	35,229	4,456,116
Skyworks Solutions Incorporated	5,033	481,255
Solaredge Technologies Incorporated †	1,745	521,511
Teradyne Incorporated	4,918	459,587
Texas Instruments Incorporated	28,664	5,172,705
		56,796,900
Software: 8.15%
Adobe Incorporated †	14,681	5,063,917
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Index Fund

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Software (continued)
ANSYS Incorporated †	2,731	$ 694,493
Autodesk Incorporated †	6,816	1,376,491
Cadence Design Systems Incorporated †	8,591	1,477,996
Ceridian HCM Holding Incorporated †	4,802	328,649
Fortinet Incorporated †	20,531	1,091,428
Intuit Incorporated	8,849	3,606,764
Microsoft Corporation	233,959	59,692,299
NortonLifeLock Incorporated	18,574	426,459
Oracle Corporation	47,652	3,956,546
Paycom Software Incorporated †	1,525	517,128
PTC Incorporated †	3,316	421,828
Roper Technologies Incorporated	3,326	1,459,748
Salesforce.com Incorporated †	31,214	5,002,044
ServiceNow Incorporated †	6,337	2,638,093
Synopsys Incorporated †	4,799	1,629,452
Tyler Technologies Incorporated †	1,304	446,933
		89,830,268
Technology hardware, storage & peripherals: 6.61%
Apple Incorporated	473,901	70,151,565
Hewlett Packard Enterprise Company	40,761	683,970
HP Incorporated	28,549	857,612
NetApp Incorporated	6,893	466,036
Seagate Technology Holdings plc	6,127	324,547
Western Digital Corporation †	9,824	361,032
		72,844,762
Materials: 2.62%
Chemicals: 1.83%
Air Products & Chemicals Incorporated	6,958	2,158,093
Albemarle Corporation	3,674	1,021,335
Celanese Corporation Series A	3,127	335,527
CF Industries Holdings Incorporated	6,251	676,296
Corteva Incorporated	22,543	1,513,988
Dow Incorporated	22,529	1,148,303
DuPont de Nemours Incorporated	15,714	1,107,994
Eastman Chemical Company	3,853	333,747
Ecolab Incorporated	7,778	1,165,378
FMC Corporation	3,951	516,159
International Flavors & Fragrances Incorporated	7,998	846,348
Linde plc	15,634	5,260,528
LyondellBasell Industries NV Class A	7,982	678,550
PPG Industries Incorporated	7,372	996,842
The Mosaic Company	10,831	555,630
The Sherwin-Williams Company	7,399	1,843,683
		20,158,401
Construction materials: 0.14%
Martin Marietta Materials Incorporated	1,957	717,201
Vulcan Materials Company	4,169	764,303
		1,481,504
Containers & packaging: 0.27%
Amcor plc	47,143	582,216
The accompanying notes are an integral part of these financial statements.

Allspring Index Fund  |  19

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Containers & packaging (continued)
Avery Dennison Corporation	2,549	$ 492,798
Ball Corporation	9,860	552,949
International Paper Company	11,357	421,572
Packaging Corporation of America	2,941	399,652
Sealed Air Corporation	4,556	242,516
WestRock Company	7,977	302,488
		2,994,191
Metals & mining: 0.38%
Freeport-McMoRan Incorporated	44,860	1,785,428
Newmont Corporation	24,898	1,181,908
Nucor Corporation	8,212	1,231,389
		4,198,725
Real estate: 2.61%
Equity REITs: 2.54%
Alexandria Real Estate Equities Incorporated	4,658	724,831
American Tower Corporation	14,606	3,231,578
AvalonBay Communities Incorporated	4,387	767,286
Boston Properties Incorporated	4,474	322,486
Camden Property Trust	3,342	402,143
Crown Castle International Corporation	13,585	1,921,327
Digital Realty Trust Incorporated	9,016	1,013,939
Equinix Incorporated	2,857	1,973,187
Equity Residential	10,619	688,748
Essex Property Trust Incorporated	2,043	450,236
Extra Space Storage Incorporated	4,201	675,059
Federal Realty Investment Trust	2,284	253,752
Healthpeak Properties Incorporated	16,927	444,503
Host Hotels & Resorts Incorporated	22,427	424,767
Invitation Homes Incorporated	18,190	593,540
Iron Mountain Incorporated	9,119	495,435
Kimco Realty Corporation	19,402	444,694
Mid-America Apartment Communities Incorporated	3,621	597,030
Prologis Incorporated	28,963	3,411,552
Public Storage Incorporated	4,956	1,476,690
Realty Income Corporation	19,374	1,221,918
Regency Centers Corporation	4,831	320,923
SBA Communications Corporation	3,384	1,012,831
Simon Property Group Incorporated	10,269	1,226,529
UDR Incorporated	9,581	397,324
Ventas Incorporated	12,539	583,440
VICI Properties Incorporated	30,213	1,033,285
Vornado Realty Trust	5,054	127,816
Welltower Incorporated	14,536	1,032,492
Weyerhaeuser Company	23,224	759,657
		28,028,998
Real estate management & development: 0.07%
CBRE Group Incorporated Class A †	10,075	801,970
Utilities: 2.92%
Electric utilities: 1.90%
Alliant Energy Corporation	7,872	443,194
The accompanying notes are an integral part of these financial statements.

20  |  Allspring Index Fund

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Electric utilities (continued)
American Electric Power Company Incorporated	16,116	$ 1,560,029
Constellation Energy Corporation	10,253	985,518
Duke Energy Corporation	24,154	2,413,709
Edison International	11,966	797,654
Entergy Corporation	6,381	741,919
Evergy Incorporated	7,200	426,312
Eversource Energy	10,868	900,522
Exelon Corporation	31,112	1,287,103
FirstEnergy Corporation	17,029	702,276
NextEra Energy Incorporated	61,636	5,220,569
NRG Energy Incorporated	7,377	313,154
PG&E Corporation †	50,507	792,960
Pinnacle West Capital Corporation	3,546	277,723
PPL Corporation	23,095	681,764
The Southern Company	33,347	2,255,591
Xcel Energy Incorporated	17,159	1,204,905
		21,004,902
Gas utilities: 0.05%
Atmos Energy Corporation	4,389	527,558
Independent power & renewable electricity producers: 0.05%
AES Corporation	20,954	605,990
Multi-utilities: 0.84%
Ameren Corporation	8,105	723,939
CenterPoint Energy Incorporated	19,748	614,360
CMS Energy Corporation	9,104	555,981
Consolidated Edison Incorporated	11,123	1,090,499
Dominion Energy Incorporated	26,116	1,595,949
DTE Energy Company	6,078	705,109
NiSource Incorporated	12,735	355,816
Public Service Enterprise Group Incorporated	15,650	947,608
Sempra Energy	9,860	1,638,633
WEC Energy Group Incorporated	9,895	980,990
		9,208,884
Water utilities: 0.08%
American Water Works Company Incorporated	5,703	865,487
Total Common stocks (Cost $313,357,162)		1,075,676,228

		Yield
Short-term investments: 2.01%
Investment companies: 2.01%
Allspring Government Money Market Fund Select Class ♠∞		3.60%	22,127,104	22,127,104
Total Short-term investments (Cost $22,127,104)				22,127,104
Total investments in securities (Cost $335,484,266)	99.57%			1,097,803,332
Other assets and liabilities, net	0.43			4,748,046
Total net assets	100.00%			$1,102,551,378

The accompanying notes are an integral part of these financial statements.

Allspring Index Fund  |  21

Portfolio of investments—November 30, 2022 (unaudited)

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$0	$65,837,714	$(43,710,610)	$0	$0	$22,127,104	22,127,104	$179,752
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	130	12-16-2022	$24,938,222	$26,528,125	$1,589,903	$0
The accompanying notes are an integral part of these financial statements.

22  |  Allspring Index Fund

Statement of assets and liabilities—November 30, 2022 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $313,357,162)	$ 1,075,676,228
Investments in affiliated securities, at value (cost $22,127,104)	22,127,104
Cash	10,121
Cash at broker segregated for futures contracts	1,954,799
Receivable for dividends	1,856,311
Receivable for Fund shares sold	1,220,110
Receivable for daily variation margin on open futures contracts	775,124
Receivable from manager	19,605
Prepaid expenses and other assets	130,223
Total assets	1,103,769,625
Liabilities
Payable for Fund shares redeemed	821,518
Shareholder servicing fees payable	174,593
Administration fees payable	160,467
Distribution fee payable	5,321
Accrued expenses and other liabilities	56,348
Total liabilities	1,218,247
Total net assets	$1,102,551,378
Net assets consist of
Paid-in capital	$ 175,360,734
Total distributable earnings	927,190,644
Total net assets	$1,102,551,378
Computation of net asset value and offering price per share
Net assets – Class A	$ 738,904,149
Shares outstanding – Class A1	16,345,814
Net asset value per share – Class A	$45.20
Maximum offering price per share – Class A2	$47.96
Net assets – Class C	$ 9,015,205
Shares outstanding – Class C1	195,827
Net asset value per share – Class C	$46.04
Net assets – Administrator Class	$ 354,632,024
Shares outstanding – Administrator Class[1]	7,628,707
Net asset value per share – Administrator Class	$46.49
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Allspring Index Fund  |  23

Statement of operations—six months ended November 30, 2022 (unaudited)

Investment income
Dividends (net of foreign withholdings taxes of $2,152)	$ 9,360,796
Income from affiliated securities	179,752
Total investment income	9,540,548
Expenses
Management fee	536,053
Administration fees
Class A	759,602
Class C	9,431
Administrator Class	225,261
Shareholder servicing fees
Class A	904,288
Class C	11,191
Administrator Class	152,087
Distribution fee
Class C	33,456
Custody and accounting fees	12,465
Professional fees	20,909
Registration fees	16,776
Shareholder report expenses	21,247
Trustees’ fees and expenses	10,873
Other fees and expenses	2,181
Total expenses	2,715,820
Less: Fee waivers and/or expense reimbursements
Fund-level	(427,370)
Class A	(196,707)
Class C	(1,563)
Administrator Class	(503)
Net expenses	2,089,677
Net investment income	7,450,871
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	80,974,099
Futures contracts	(1,095,927)
Net realized gains on investments	79,878,172
Net change in unrealized gains (losses) on
Securities transactions allocated from affiliated Master Portfolio	(1,022,786,053)
Unaffiliated securities	925,278,110
Futures contracts	1,589,903
Net change in unrealized gains (losses) on investments	(95,918,040)
Net realized and unrealized gains (losses) on investments	(16,039,868)
Net decrease in net assets resulting from operations	$ (8,588,997)
The accompanying notes are an integral part of these financial statements.

24  |  Allspring Index Fund

Statement of changes in net assets

	Six months ended November 30, 2022 (unaudited)		Year ended May 31, 2022
Operations
Net investment income		$ 7,450,871		$ 12,547,735
Net realized gains on investments		79,878,172		112,329,479
Net change in unrealized gains (losses) on investments		(95,918,040)		(127,015,918)
Net decrease in net assets resulting from operations		(8,588,997)		(2,138,704)
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(77,882,126)
Class C		0		(1,006,598)
Administrator Class		0		(38,543,455)
Total distributions to shareholders		0		(117,432,179)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	166,623	7,150,048	434,540	22,338,966
Class C	2,515	110,745	20,668	1,096,073
Administrator Class	259,932	11,594,363	541,048	28,070,542
		18,855,156		51,505,581
Reinvestment of distributions
Class A	0	0	1,474,352	75,486,719
Class C	0	0	16,134	841,241
Administrator Class	0	0	682,313	35,905,912
		0		112,233,872
Payment for shares redeemed
Class A	(790,436)	(34,106,594)	(1,599,593)	(81,454,786)
Class C	(33,295)	(1,450,304)	(54,965)	(2,849,529)
Administrator Class	(547,828)	(24,587,379)	(1,365,467)	(70,021,494)
		(60,144,277)		(154,325,809)
Net increase (decrease) in net assets resulting from capital share transactions		(41,289,121)		9,413,644
Total decrease in net assets		(49,878,118)		(110,157,239)
Net assets
Beginning of period		1,152,429,496		1,262,586,735
End of period		$1,102,551,378		$1,152,429,496
The accompanying notes are an integral part of these financial statements.

Allspring Index Fund  |  25

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31
Class A	Six months ended November 30, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$45.49	$50.17	$41.27	$49.48	$63.35	$66.85
Net investment income	0.28	0.46	0.48	0.65	0.82	0.99 [1]
Net realized and unrealized gains (losses) on investments	(0.57)	(0.33)	14.92	5.82	0.54	7.99
Total from investment operations	(0.29)	0.13	15.40	6.47	1.36	8.98
Distributions to shareholders from
Net investment income	0.00	(0.46)	(0.57)	(0.67)	(0.90)	(1.02)
Net realized gains	0.00	(4.35)	(5.93)	(14.01)	(14.33)	(11.46)
Total distributions to shareholders	0.00	(4.81)	(6.50)	(14.68)	(15.23)	(12.48)
Net asset value, end of period	$45.20	$45.49	$50.17	$41.27	$49.48	$63.35
Total return[2]	(0.64)%	(0.74)%	39.71%	12.02%	3.32%	13.87%
Ratios to average net assets (annualized)
Gross expenses	0.58%	0.63% *	0.65% *	0.67% *	0.65% *	0.63% *
Net expenses	0.44%	0.44% *	0.44% *	0.44% *	0.45% *	0.45% *
Net investment income	1.33%	0.92% *	1.08% *	1.47% *	1.51% *	1.49% *
Supplemental data
Portfolio turnover rate	1%	2% [3]	4% [3]	3% [3]	4% [3]	3% [3]
Net assets, end of period (000s omitted)	$738,904	$771,925	$835,781	$660,101	$676,511	$702,866

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Year ended May 31, 2022	0.11%
Year ended May 31, 2021	0.11%
Year ended May 31, 2020	0.12%
Year ended May 31, 2019	0.11%
Year ended May 31, 2018	0.10%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.
The accompanying notes are an integral part of these financial statements.

26  |  Allspring Index Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31
Class C	Six months ended November 30, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$46.50	$51.19	$41.90	$50.02	$63.67	$67.11
Net investment income	0.13 [1]	0.08 [1]	0.16 [1]	0.30	0.46 [1]	0.50 [1]
Net realized and unrealized gains (losses) on investments	(0.59)	(0.37)	15.21	5.84	0.52	8.00
Total from investment operations	(0.46)	(0.29)	15.37	6.14	0.98	8.50
Distributions to shareholders from
Net investment income	0.00	(0.05)	(0.15)	(0.25)	(0.30)	(0.48)
Net realized gains	0.00	(4.35)	(5.93)	(14.01)	(14.33)	(11.46)
Total distributions to shareholders	0.00	(4.40)	(6.08)	(14.26)	(14.63)	(11.94)
Net asset value, end of period	$46.04	$46.50	$51.19	$41.90	$50.02	$63.67
Total return[2]	(0.99)%	(1.48)%	38.83%	11.17%	2.54%	13.02%
Ratios to average net assets (annualized)
Gross expenses	1.32%	1.37% *	1.40% *	1.42% *	1.39% *	1.38% *
Net expenses	1.20%	1.20% *	1.20% *	1.20% *	1.20% *	1.20% *
Net investment income	0.57%	0.16% *	0.34% *	0.72% *	0.77% *	0.72% *
Supplemental data
Portfolio turnover rate	1%	2% [3]	4% [3]	3% [3]	4% [3]	3% [3]
Net assets, end of period (000s omitted)	$9,015	$10,538	$12,530	$16,103	$19,146	$66,117

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Year ended May 31, 2022	0.11%
Year ended May 31, 2021	0.11%
Year ended May 31, 2020	0.12%
Year ended May 31, 2019	0.11%
Year ended May 31, 2018	0.10%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.
The accompanying notes are an integral part of these financial statements.

Allspring Index Fund  |  27

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31
Administrator Class	Six months ended November 30, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$46.73	$51.41	$42.15	$50.24	$64.04	$67.43
Net investment income	0.39	0.58	0.58	0.81	1.02 [1]	1.26
Net realized and unrealized gains (losses) on investments	(0.63)	(0.36)	15.26	5.85	0.48	7.94
Total from investment operations	(0.24)	0.22	15.84	6.66	1.50	9.20
Distributions to shareholders from
Net investment income	0.00	(0.55)	(0.65)	(0.74)	(0.97)	(1.13)
Net realized gains	0.00	(4.35)	(5.93)	(14.01)	(14.33)	(11.46)
Total distributions to shareholders	0.00	(4.90)	(6.58)	(14.75)	(15.30)	(12.59)
Net asset value, end of period	$46.49	$46.73	$51.41	$42.15	$50.24	$64.04
Total return[2]	(0.51)%	(0.55)%	39.97%	12.25%	3.52%	14.10%
Ratios to average net assets (annualized)
Gross expenses	0.33%	0.37% *	0.42% *	0.44% *	0.41% *	0.40% *
Net expenses	0.25%	0.25% *	0.25% *	0.25% *	0.25% *	0.25% *
Net investment income	1.52%	1.11% *	1.28% *	1.67% *	1.72% *	1.70% *
Supplemental data
Portfolio turnover rate	1%	2% [3]	4% [3]	3% [3]	4% [3]	3% [3]
Net assets, end of period (000s omitted)	$354,632	$369,967	$414,276	$343,609	$460,934	$829,004

*	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

Year ended May 31, 2022	0.11%
Year ended May 31, 2021	0.11%
Year ended May 31, 2020	0.12%
Year ended May 31, 2019	0.11%
Year ended May 31, 2018	0.10%

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.
The accompanying notes are an integral part of these financial statements.

28  |  Allspring Index Fund

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Index Fund (the "Fund") which is a diversified series of the Trust.
On June 1, 2022, the Fund began to invest substantially all of its assets directly in a portfolio of securities after restructuring the master-feeder structure under which the Fund invested 100% of its assets in the Allspring Index Portfolio (the "affiliated Master Portfolio"). After the close of business on May 31, 2022, the Fund redeemed its investment in the affiliated Master Portfolio. The Fund received its redemption proceeds in the form of an in-kind distribution of the securities held by the affiliated Master Portfolio along with acquiring the assets and assuming the liabilities of the affiliated Master Portfolio. Immediately after this transaction, the Fund began operating as a stand-alone fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.

30  |  Allspring Index Fund

Notes to financial statements (unaudited)
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of November 30, 2022, the aggregate cost of all investments for federal income tax purposes was $352,832,526 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$777,768,289
Gross unrealized losses	(31,207,580)
Net unrealized gains	$746,560,709
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Allspring Index Fund  |  31

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$ 80,208,954	$0	$0	$ 80,208,954
Consumer discretionary	111,854,352	0	0	111,854,352
Consumer staples	75,159,923	0	0	75,159,923
Energy	55,118,637	0	0	55,118,637
Financials	124,933,579	0	0	124,933,579
Health care	163,748,351	0	0	163,748,351
Industrials	90,761,706	0	0	90,761,706
Information technology	284,014,116	0	0	284,014,116
Materials	28,832,821	0	0	28,832,821
Real estate	28,830,968	0	0	28,830,968
Utilities	32,212,821	0	0	32,212,821
Short-term investments
Investment companies	22,127,104	0	0	22,127,104
	1,097,803,332	0	0	1,097,803,332
Futures contracts	1,589,903	0	0	1,589,903
Total assets	$1,099,393,235	$0	$0	$1,099,393,235
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended November 30, 2022, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations.  Prior to June 1, 2022, since the Fund invested substantially all of its assets in a single affiliated Master Portfolio, the Fund paid Allspring Funds Management an investment management fee only for fund-level administrative services. As compensation for its services under the investment management agreement, Allspring Funds Management is currently entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.150%
Next $4 billion	0.125
Next $5 billion	0.090
Over $10 billion	0.080
For the six months ended November 30, 2022, the management fee was equivalent to an annual rate of 0.15% of the Fund’s average daily net assets.

32  |  Allspring Index Fund

Notes to financial statements (unaudited)
Effective June 1, 2022, Allspring Funds Management has retained the services of  a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.05% and declining to 0.02% as the average daily net assets of  the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.21%
Class C	0.21
Administrator Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through September 30, 2023 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. As of November 30, 2022, the contractual expense caps are as follows:
Expense ratio caps
Class A	0.45%
Class C	1.20
Administrator Class	0.25
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended November 30, 2022, Allspring Funds Distributor received $1,005 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended November 30, 2022.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Class C are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. Administrator Class is charged a fee at an annual rate up to 0.10% of its average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.

Allspring Index Fund  |  33

Notes to financial statements (unaudited)
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended November 30, 2022 were $14,861,611 and $52,843,740, respectively.
6. DERIVATIVE TRANSACTIONS
During the six months ended November 30, 2022, the Fund entered into futures contracts to gain market exposure. The Fund had an average notional amount of $38,255,930 in long futures contracts during the six months ended November 30, 2022.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee equal based on the unused balance is allocated to each participating fund.
For the six months ended November 30, 2022, there were no borrowings by the Fund under the agreement.
8. CONCENTRATION RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any the information technology sector may be more affected by changes in that the information technology sector than would be a fund whose investments are not heavily weighted in any the information technology sector.
9. MARKET RISKS
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.
10. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
11. FUND STRUCTURE CHANGE
At the February 23-24, 2022 Board meeting, the Board of Trustees approved restructuring the Fund and Allspring Index Portfolio master-feeder structure into a single-level fund structure.  After the close of business on May 31, 2022, in connection with this transaction, the Fund redeemed in-kind its entire investment in Allspring Index Portfolio. As a result, the Fund received investments in securities with a value of $1,131,078,831 (cost $321,968,549), cash and cash at broker in the amount of $20,803,889 and $1,678,632 in receivable for dividends. The restructuring of the master-feeder structure did not have any shareholder impact.

34  |  Allspring Index Fund

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Index Fund  |  35

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 125 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

36  |  Allspring Index Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner, Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner, Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination Medical Center Corporation. Board member of the Minnesota Wild Foundation.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Allspring Index Fund  |  37

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

38  |  Allspring Index Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-12142022-1lggu2gh 01-23
SA283/SAR283 11-22

Semi-Annual Report
November 30, 2022
Allspring
Small Company Growth Fund

The views expressed and any forward-looking statements are as of November 30, 2022, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Small Company Growth Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Small Company Growth Fund for the six-month period that ended November 30, 2022. Globally, stocks and bonds experienced heightened volatility and generally negative returns through the challenging period.  Non-U.S. securities fared the worst as the global economy faced multiple challenges and the strength of the U.S. dollar eroded already-poor returns of non-U.S.-dollar-denominated assets.
Earlier tailwinds provided by global stimulus programs, vaccination rollouts, and recovering consumer and corporate sentiment were wiped away by the highest rate of inflation in four decades, the impact of ongoing aggressive central bank rate hikes and the prospect of more, plus the global reverberations of the Russia-Ukraine war. The already-significant global supply-chain disruptions were compounded by China’s COVID-19 lockdowns.
For the six-month period, both stocks and bonds registered major losses, with even U.S. bonds suffering deep losses and other assets faring worse. For the period, U.S. stocks, based on the S&P 500 Index,1 lost 0.40%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -5.18%, while the MSCI EM Index (Net) (USD)3 declined 8.15%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned -4.06%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 returned -8.22%, the Bloomberg Municipal Bond Index6 declined 1.43%, and the ICE BofA U.S. High Yield Index7 fell 2.97%.
Rising inflation and economic fallout from the Russia-Ukraine war drove markets.
In June, stocks posted further losses en route to their worst first half of a year in 50 years. Bonds didn’t fare much better. Driving the losses were the familiar factors: rising global inflation and fears of recession as central banks increased rates to try to curb soaring inflation. The Federal Reserve (Fed) raised its short-term rate by another 0.75% in June. Meanwhile, the U.S. unemployment rate held firm at 3.6% and the housing market remained only marginally affected by sharply higher mortgage rates.
“In June, stocks posted further losses en route to their worst first half of a year in 50 years. Bonds didn’t fare much better. Driving the losses were the familiar factors: rising global inflation and fears of recession as central banks increased rates to try to curb soaring inflation.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring Small Company Growth Fund

Letter to shareholders (unaudited)
Markets rebounded in July, led by U.S. stocks. While evidence began to point to an economic slowdown after two consecutive quarters of declining gross domestic product (economic contraction),  the U.S. labor market remained surprisingly strong: July nonfarm payrolls grew by more than 500,000 and U.S. unemployment dipped to 3.5%. Meanwhile, crude oil and retail gasoline prices, major contributors to recent overall inflation, fell substantially from earlier highs. And while U.S. home prices rose, sales fell as houses became less affordable with mortgage rates at a 13-year high. The Fed raised the federal funds rate another 0.75% in July—to a range of 2.25% to 2.50%—and forecasts pointed to further rate hikes.
August was yet another broadly challenging month for financial markets, with more red ink flowing. High inflation persisted, cresting 9% in the eurozone on an annual basis and remaining above 8% in the U.S. despite the Fed’s aggressive monetary policy and a major drop in global crude oil and gasoline prices from their June peak. One positive note was the resilience of the U.S. job market. However, the Fed’s job was clearly not complete. One longer-term bright spot was the U.S. Congress’s passage of the Inflation Reduction Act. Its primary stated goals include: to reduce inflation (though not immediately) by curbing the deficit, capping health care spending by seniors, and investing in domestic sources of clean energy.
The market misery continued in September. There was nowhere to hide as all asset classes suffered major losses at the hands of persistent inflation. Central banks kept up their battle against rapidly rising prices with more rate hikes. The strength of the U.S. dollar made things even more difficult for investors holding assets in other currencies. U.S. mortgage rates jumped to near 7% on 30-year fixed-rate mortgages; the decreased housing affordability began to cool demand somewhat. The U.K. experienced a sharp sell-off of government bonds and the British pound in September as investors panicked in response to a new government budget that was seen as financially unsound. The market meltdown forced the Bank of England to step in and buy long-dated government bonds.
Equities had a reprieve in October after two months of sharp declines. Value stocks and small caps fared best. Globally, developed markets outpaced emerging market equities, which were hurt by weakness among Chinese stocks. Central banks continued to try to curtail high inflation with aggressive interest rate hikes. Geopolitical risks persisted, including the ongoing Russia-Ukraine war and economic, financial market, and political turmoil in the U.K., which led to a second prime ministerial change in six weeks, as Rishi Sunak replaced Liz Truss in late October. Concerns over Europe’s energy crisis eased, for now, thanks to unseasonably warm weather and plentiful gas on hand. The U.S. labor market continued its resilience against rising prices, as unemployment stood at 3.7%, near a record low.
Stocks and bonds rallied in November, with emerging market equities gaining nearly 15% and developed market equities returning 7%. The S&P 500 Index rose 5.6% in November. Bonds also had positive monthly returns. Economic news was encouraging, driven by U.S. labor market strength. Although central banks kept raising rates, expectations grew regarding an impending easing in the pace of rate hikes and a possible end to central bank monetary tightening in 2023. Although inflation remained at record highs in the eurozone, with a 10.6% annual increase in October, Germany’s producer prices decreased 4.2% annually, signaling a possible decline in inflationary pressures. Meanwhile, U.S. inflation continued to moderate, with a 7.1% annual price rise in November and a monthly price increase of just 0.1%. China’s economic data remained weak, reflecting its zero-COVID-19 policy.

Allspring Small Company Growth Fund  |  3

Letter to shareholders (unaudited)
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

4  |  Allspring Small Company Growth Fund

This page is intentionally left blank.

Performance highlights (unaudited)
Investment objective	The Fund seeks long-term capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser for the affiliated master portfolio*
Peregrine Capital Management, LLC
Portfolio managers	William A. Grierson, CFA®‡, Daniel J. Hagen, CFA®‡, Paul E. von Kuster, CFA®‡, Ryan H. Smith, CFA®‡, Samuel D. Smith, CFA®‡

Average annual total returns (%) as of November 30, 2022
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (WFSAX)	1-30-2004	-22.04	5.92	10.23	-17.28	7.18	10.89	1.34	1.29
Class C (WSMCX)	1-30-2004	-18.90	6.41	10.23	-17.90	6.41	10.23	2.09	2.04
Class R6 (WSCRX)[3]	10-31-2014	–	–	–	-16.91	7.65	11.38	0.91	0.86
Administrator Class (NVSCX)	11-11-1994	–	–	–	-17.19	7.30	11.05	1.26	1.19
Institutional Class (WSCGX)	3-31-2008	–	–	–	-16.97	7.57	11.32	1.01	0.94
Russell 2000® Growth Index[4]	–	–	–	–	-20.96	4.91	10.24	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through September 30, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.29% for Class A, 2.04% for Class C, 0.86% for Class R6, 1.19% for Administrator Class, and 0.94% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolio invests, and extraordinary expenses are excluded from the expense caps. Net expenses from the affiliated master portfolio are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.
[4]	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price/book ratios and higher forecasted growth values. You cannot invest directly in an index.
Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

*	The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single affiliated master portfolio of the Allspring Master Trust with a substantially identical investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.
‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Allspring Small Company Growth Fund

Performance highlights (unaudited)
Ten largest holdings (%) as of November 30, 2022[1]
PTC Incorporated	1.70
ICON plc ADR	1.65
Element Solutions Incorporated	1.48
International Game Technology plc	1.44
BRP Group Incorporated Class A	1.42
KBR Incorporated	1.41
ASGN Incorporated	1.36
Box Incorporated Class A	1.35
Avantor Incorporated	1.30
Ciena Corporation	1.30
[1]	Each holding represents the Fund’s allocable portion of the affiliated master portfolio security. Figures represent each holding as a percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.
Sector allocation as of November 30, 2022[1]
[1]	Figures represent the sector allocation of the affiliated master portfolio as a percentage of the long-term investments of the affiliated master portfolio. Allocations are subject to change and may have changed since the date specified.

Allspring Small Company Growth Fund  |  7

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2022 to November 30, 2022.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 6-1-2022	Ending account value 11-30-2022	Expenses paid during the period[1,2]	Annualized net expense ratio[2]
Class A
Actual	$1,000.00	$ 995.47	$ 6.45	1.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	$ 6.53	1.29%
Class C
Actual	$1,000.00	$ 992.16	$10.19	2.04%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.84	$10.30	2.04%
Class R6
Actual	$1,000.00	$ 997.81	$ 4.31	0.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.76	$ 4.36	0.86%
Administrator Class
Actual	$1,000.00	$ 996.17	$ 5.95	1.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.10	$ 6.02	1.19%
Institutional Class
Actual	$1,000.00	$ 997.52	$ 4.71	0.94%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.36	$ 4.76	0.94%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 183 divided by 365 (to reflect the one-half-year period).
2 Amounts reflect net expenses allocated from the affiliated Master Portfolio in which the Fund invests.

8  |  Allspring Small Company Growth Fund

Portfolio of investments—November 30, 2022 (unaudited)

		Value
Investment companies: 100.10%
Affiliated master portfolio: 100.10%
Allspring Small Company Growth Portfolio		$685,131,135
Total Investment companies (Cost $555,083,404)		685,131,135
Total investments in securities (Cost $555,083,404)	100.10%	685,131,135
Other assets and liabilities, net	(0.10)	(700,211)
Total net assets	100.00%	$684,430,924
Transactions with the affiliated Master Portfolio were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Dividends allocated from affiliated Master Portfolio	Affiliated income allocated from affiliated Master Portfolio	Value, end of period
Allspring Small Company Growth Portfolio	97.57%	97.35%	$15,615,776	$(20,074,464)	$1,407,968	$199,562	$685,131,135
The accompanying notes are an integral part of these financial statements.

Allspring Small Company Growth Fund  |  9

Statement of assets and liabilities—November 30, 2022 (unaudited)

Assets
Investments in affiliated Master Portfolio, at value (cost $555,083,404)	$ 685,131,135
Receivable for Fund shares sold	1,009,071
Receivable from manager	12,092
Prepaid expenses and other assets	21,824
Total assets	686,174,122
Liabilities
Payable for Fund shares redeemed	1,561,035
Administration fees payable	56,957
Trustees’ fees and expenses payable	3,095
Distribution fee payable	2,320
Accrued expenses and other liabilities	119,791
Total liabilities	1,743,198
Total net assets	$684,430,924
Net assets consist of
Paid-in capital	$ 511,128,111
Total distributable earnings	173,302,813
Total net assets	$684,430,924
Computation of net asset value and offering price per share
Net assets – Class A	$ 30,314,771
Shares outstanding – Class A1	984,417
Net asset value per share – Class A	$30.79
Maximum offering price per share – Class A2	$32.67
Net assets – Class C	$ 3,878,893
Shares outstanding – Class C1	180,428
Net asset value per share – Class C	$21.50
Net assets – Class R6	$ 222,512,206
Shares outstanding – Class R6[1]	6,100,127
Net asset value per share – Class R6	$36.48
Net assets – Administrator Class	$ 41,867,449
Shares outstanding – Administrator Class[1]	1,239,018
Net asset value per share – Administrator Class	$33.79
Net assets – Institutional Class	$ 385,857,605
Shares outstanding – Institutional Class[1]	10,674,525
Net asset value per share – Institutional Class	$36.15
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Small Company Growth Fund

Statement of operations—six months ended November 30, 2022 (unaudited)

Investment income
Dividends allocated from affiliated Master Portfolio (net of foreign withholding taxes of $2,321)	$ 1,407,968
Affiliated income allocated from affiliated Master Portfolio	199,562
Expenses allocated from affiliated Master Portfolio	(2,971,812)
Total investment income	(1,364,282)
Expenses
Management fee	180,972
Administration fees
Class A	33,843
Class C	4,616
Class R6	33,069
Administrator Class	27,117
Institutional Class	276,306
Shareholder servicing fees
Class A	40,289
Class C	5,445
Administrator Class	52,016
Distribution fee
Class C	16,194
Custody and accounting fees	15,781
Professional fees	22,148
Registration fees	20,172
Shareholder report expenses	39,311
Trustees’ fees and expenses	10,873
Other fees and expenses	4,881
Total expenses	783,033
Less: Fee waivers and/or expense reimbursements
Fund-level	(189,910)
Class A	(3,214)
Class R6	(21,986)
Administrator Class	(8,321)
Institutional Class	(84,785)
Net expenses	474,817
Net investment loss	(1,839,099)
Realized and unrealized gains (losses) on investments
Net realized gains on securities transactions allocated from affiliated Master Portfolio	15,615,776
Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio	(20,074,464)
Net realized and unrealized gains (losses) on investments	(4,458,688)
Net decrease in net assets resulting from operations	$ (6,297,787)
The accompanying notes are an integral part of these financial statements.

Allspring Small Company Growth Fund  |  11

Statement of changes in net assets

	Six months ended November 30, 2022 (unaudited)		Year ended May 31, 2022
Operations
Net investment loss		$ (1,839,099)		$ (5,624,754)
Net realized gains on investments		15,615,776		234,292,155
Net change in unrealized gains (losses) on investments		(20,074,464)		(380,610,924)
Net decrease in net assets resulting from operations		(6,297,787)		(151,943,523)
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(25,935,297)
Class C		0		(5,561,323)
Class R6		0		(100,466,883)
Administrator Class		0		(21,521,432)
Institutional Class		0		(248,029,970)
Total distributions to shareholders		0		(401,514,905)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	94,839	2,902,325	600,158	33,843,292
Class C	619	13,254	89,397	4,393,866
Class R6	407,222	14,551,671	837,876	41,916,286
Administrator Class	92,869	3,119,410	132,770	6,666,051
Institutional Class	2,011,044	71,486,249	8,331,378	426,789,587
		92,072,909		513,609,082
Reinvestment of distributions
Class A	0	0	643,072	23,980,172
Class C	0	0	206,792	5,422,079
Class R6	0	0	2,119,772	93,248,751
Administrator Class	0	0	525,535	21,483,861
Institutional Class	0	0	3,043,545	132,759,448
		0		276,894,311
Payment for shares redeemed
Class A	(461,880)	(13,491,237)	(611,917)	(25,389,359)
Class C	(97,881)	(2,042,843)	(200,817)	(6,158,661)
Class R6	(474,998)	(17,210,554)	(2,783,941)	(175,259,458)
Administrator Class	(101,443)	(3,391,397)	(366,235)	(17,779,520)
Institutional Class	(5,000,160)	(175,965,807)	(9,833,729)	(544,346,151)
		(212,101,838)		(768,933,149)
Net increase (decrease) in net assets resulting from capital share transactions		(120,028,929)		21,570,244
Total decrease in net assets		(126,326,716)		(531,888,184)
Net assets
Beginning of period		810,757,640		1,342,645,824
End of period		$ 684,430,924		$ 810,757,640
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Small Company Growth Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31
Class A	Six months ended November 30, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$30.93	$61.44	$46.62	$48.98	$56.66	$44.26
Net investment loss	(0.13) [1]	(0.47) [1]	(0.47) [1]	(0.34) [1]	(0.36)	(0.35) [1]
Net realized and unrealized gains (losses) on investments	(0.01)	(5.55)	24.27	2.49	(3.22)	12.75
Total from investment operations	(0.14)	(6.02)	23.80	2.15	(3.58)	12.40
Distributions to shareholders from
Net realized gains	0.00	(24.49)	(8.98)	(4.51)	(4.10)	0.00
Net asset value, end of period	$30.79	$30.93	$61.44	$46.62	$48.98	$56.66
Total return[2]	(0.45)%	(16.59)%	53.84%	3.70%	(6.13)%	28.02%
Ratios to average net assets (annualized)*
Gross expenses	1.36%	1.34%	1.33%	1.32%	1.31%	1.32%
Net expenses	1.29%	1.29%	1.29%	1.32%	1.31%	1.32%
Net investment loss	(0.84)%	(1.04)%	(0.85)%	(0.69)%	(0.63)%	(0.71)%
Supplemental data
Portfolio turnover rate[3]	18%	61%	44%	41%	54%	37%
Net assets, end of period (000s omitted)	$30,315	$41,795	$44,249	$36,534	$64,182	$76,065

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2022 (unaudited)	0.82%
Year ended May 31, 2022	0.81%
Year ended May 31, 2021	0.79%
Year ended May 31, 2020	0.78%
Year ended May 31, 2019	0.78%
Year ended May 31, 2018	0.78%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.
The accompanying notes are an integral part of these financial statements.

Allspring Small Company Growth Fund  |  13

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31
Class C	Six months ended November 30, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$21.67	$50.65	$39.84	$42.75	$50.38	$39.65
Net investment loss	(0.17) [1]	(0.60) [1]	(0.75) [1]	(0.61) [1]	(0.66) [1]	(0.64) [1]
Net realized and unrealized gains (losses) on investments	0.00 [2]	(3.89)	20.54	2.21	(2.87)	11.37
Total from investment operations	(0.17)	(4.49)	19.79	1.60	(3.53)	10.73
Distributions to shareholders from
Net realized gains	0.00	(24.49)	(8.98)	(4.51)	(4.10)	0.00
Net asset value, end of period	$21.50	$21.67	$50.65	$39.84	$42.75	$50.38
Total return[3]	(0.78)%	(17.25)%	52.86%	2.92%	(6.82)%	27.06%
Ratios to average net assets (annualized)*
Gross expenses	2.09%	2.08%	2.08%	2.07%	2.06%	2.07%
Net expenses	2.04%	2.04%	2.04%	2.07%	2.06%	2.07%
Net investment loss	(1.61)%	(1.71)%	(1.60)%	(1.44)%	(1.38)%	(1.47)%
Supplemental data
Portfolio turnover rate[4]	18%	61%	44%	41%	54%	37%
Net assets, end of period (000s omitted)	$3,879	$6,018	$9,235	$9,336	$13,968	$19,979

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2022 (unaudited)	0.82%
Year ended May 31, 2022	0.81%
Year ended May 31, 2021	0.79%
Year ended May 31, 2020	0.78%
Year ended May 31, 2019	0.78%
Year ended May 31, 2018	0.78%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[4]	Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Small Company Growth Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31
Class R6	Six months ended November 30, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$36.55	$67.95	$50.64	$52.65	$60.31	$46.91
Net investment loss	(0.07) [1]	(0.26) [1]	(0.17)	(0.14) [1]	(0.12)	(0.14)
Net realized and unrealized gains (losses) on investments	0.00 [2]	(6.65)	26.46	2.64	(3.44)	13.54
Total from investment operations	(0.07)	(6.91)	26.29	2.50	(3.56)	13.40
Distributions to shareholders from
Net realized gains	0.00	(24.49)	(8.98)	(4.51)	(4.10)	0.00
Net asset value, end of period	$36.48	$36.55	$67.95	$50.64	$52.65	$60.31
Total return[3]	(0.22)%	(16.24)%	54.53%	4.12%	(5.73)%	28.59%
Ratios to average net assets (annualized)*
Gross expenses	0.93%	0.91%	0.90%	0.90%	0.88%	0.89%
Net expenses	0.86%	0.86%	0.86%	0.89%	0.88%	0.89%
Net investment loss	(0.41)%	(0.48)%	(0.41)%	(0.27)%	(0.20)%	(0.29)%
Supplemental data
Portfolio turnover rate[4]	18%	61%	44%	41%	54%	37%
Net assets, end of period (000s omitted)	$222,512	$225,464	$407,311	$462,050	$564,516	$618,523

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2022 (unaudited)	0.82%
Year ended May 31, 2022	0.81%
Year ended May 31, 2021	0.79%
Year ended May 31, 2020	0.78%
Year ended May 31, 2019	0.78%
Year ended May 31, 2018	0.78%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns for periods of less than one year are not annualized.
[4]	Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.
The accompanying notes are an integral part of these financial statements.

Allspring Small Company Growth Fund  |  15

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31
Administrator Class	Six months ended November 30, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$33.92	$64.98	$48.87	$51.10	$58.85	$45.91
Net investment loss	(0.12) [1]	(0.47) [1]	(0.44) [1]	(0.29) [1]	(0.29) [1]	(0.30) [1]
Net realized and unrealized gains (losses) on investments	(0.01)	(6.10)	25.53	2.57	(3.36)	13.24
Total from investment operations	(0.13)	(6.57)	25.09	2.28	(3.65)	12.94
Distributions to shareholders from
Net realized gains	0.00	(24.49)	(8.98)	(4.51)	(4.10)	0.00
Net asset value, end of period	$33.79	$33.92	$64.98	$48.87	$51.10	$58.85
Total return[2]	(0.38)%	(16.52)%	54.02%	3.80%	(6.02)%	28.19%
Ratios to average net assets (annualized)*
Gross expenses	1.28%	1.26%	1.25%	1.24%	1.23%	1.24%
Net expenses	1.19%	1.19%	1.19%	1.20%	1.20%	1.20%
Net investment loss	(0.74)%	(0.93)%	(0.74)%	(0.57)%	(0.51)%	(0.60)%
Supplemental data
Portfolio turnover rate[3]	18%	61%	44%	41%	54%	37%
Net assets, end of period (000s omitted)	$41,867	$42,317	$62,092	$55,917	$87,850	$114,429

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2022 (unaudited)	0.82%
Year ended May 31, 2022	0.81%
Year ended May 31, 2021	0.79%
Year ended May 31, 2020	0.78%
Year ended May 31, 2019	0.78%
Year ended May 31, 2018	0.78%

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Small Company Growth Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31
Institutional Class	Six months ended November 30, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$36.24	$67.62	$50.47	$52.51	$60.20	$46.85
Net investment loss	(0.09) [1]	(0.27) [1]	(0.29)	(0.17) [1]	(0.15)	(0.19)
Net realized and unrealized gains (losses) on investments	0.00 [2]	(6.62)	26.42	2.64	(3.44)	13.54
Total from investment operations	(0.09)	(6.89)	26.13	2.47	(3.59)	13.35
Distributions to shareholders from
Net realized gains	0.00	(24.49)	(8.98)	(4.51)	(4.10)	0.00
Net asset value, end of period	$36.15	$36.24	$67.62	$50.47	$52.51	$60.20
Total return[3]	(0.25)%	(16.31)%	54.39%	4.07%	(5.77)%	28.50%
Ratios to average net assets (annualized)*
Gross expenses	1.03%	1.01%	1.00%	1.00%	0.98%	0.99%
Net expenses	0.94%	0.94%	0.94%	0.95%	0.95%	0.95%
Net investment loss	(0.50)%	(0.51)%	(0.49)%	(0.32)%	(0.26)%	(0.35)%
Supplemental data
Portfolio turnover rate[4]	18%	61%	44%	41%	54%	37%
Net assets, end of period (000s omitted)	$385,858	$495,163	$819,760	$793,581	$1,047,883	$1,169,555

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2022 (unaudited)	0.82%
Year ended May 31, 2022	0.81%
Year ended May 31, 2021	0.79%
Year ended May 31, 2020	0.78%
Year ended May 31, 2019	0.78%
Year ended May 31, 2018	0.78%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns for periods of less than one year are not annualized.
[4]	Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.
The accompanying notes are an integral part of these financial statements.

Allspring Small Company Growth Fund  |  17

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Small Company Growth Fund (the "Fund") which is a diversified series of the Trust.
The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single master portfolio with a substantially identical investment objective and substantially similar investment strategies. The Fund invests in Allspring Small Company Growth Portfolio, a separate diversified portfolio (the “affiliated Master Portfolio”) of Allspring Master Trust, a registered open-end management investment company. As of November 30, 2022, the Fund owned 97.35% of Allspring Small Company Growth Portfolio. The affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. The Fund accounts for its investment in the affiliated Master Portfolio as a partnership investment and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolio for the six months ended November 30, 2022 are included in this report and should be read in conjunction with the Fund’s financial statements.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which are also valued daily. Securities held in the affiliated Master Portfolio are valued as discussed in the Notes to Financial Statements of the affiliated Master Portfolio, which are included elsewhere in this report.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Investment transactions, income and expenses
Investments in the affiliated Master Portfolio are recorded on a trade date basis. The Fund records daily its proportionate share of the affiliated Master Portfolio’s income, expenses and realized and unrealized gains or losses. The Fund also accrues its own expenses.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

18  |  Allspring Small Company Growth Fund

Notes to financial statements (unaudited)
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of November 30, 2022, the aggregate cost of all investments for federal income tax purposes was $567,057,911 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$118,073,224
Gross unrealized losses	0
Net unrealized gains	$118,073,224
As of May 31, 2022, the Fund had current year deferred post-October capital losses consisting of $2,440,321 in short-term capital losses which was recognized in the first day of the current fiscal year.
As of May 31, 2022, the Fund had a qualified late-year ordinary loss of $2,059,048 which was recognized on the first day of the current fiscal year.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
At November 30, 2022, the Fund’s investment in the affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective and fair value of the affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective	Fair value of affiliated Master Portfolio
Allspring Small Company Growth Portfolio	Seek long-term capital appreciation	$685,131,135
The affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund and providing fund-level administrative services in connection with the Fund’s operations. As long as the Fund continues to invest substantially all of its assets in a single affiliated Master Portfolio, the Fund pays Allspring Funds Management an investment management fee only for fund-level administrative services at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.050%
Next $5 billion	0.040
Over $10 billion	0.030
For the six months ended November 30, 2022, the management fee was equivalent to an annual rate of 0.05% of the Fund’s average daily net assets.

Allspring Small Company Growth Fund  |  19

Notes to financial statements (unaudited)
Allspring Funds Management also serves as the adviser to the affiliated Master Portfolio and is entitled to receive a fee from the affiliated Master Portfolio for those services.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.21%
Class C	0.21
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Net expenses from the affiliated Master Portfolio are included in the expense caps. Allspring Funds Management has contractually committed through September 30, 2023 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. As of November 30, 2022, the contractual expense caps are as follows:
Expense ratio caps
Class A	1.29%
Class C	2.04
Class R6	0.86
Administrator Class	1.19
Institutional Class	0.94
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended November 30, 2022, Allspring Funds Distributor received $300 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended November 30, 2022.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.

20  |  Allspring Small Company Growth Fund

Notes to financial statements (unaudited)
5. INVESTMENT PORTFOLIO TRANSACTIONS
The Fund seeks to achieve its investment objective by investing substantially all of its assets in the affiliated Master Portfolio. Purchases and sales have been calculated by multiplying the Fund's ownership percentage of the affiliated Master Portfolio at the end of the period by the affiliated Master Portfolio's purchases and sales. Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended November 30, 2022 were $128,034,524 and $234,808,285, respectively.
6. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee equal based on the unused balance is allocated to each participating fund.
For the six months ended November 30, 2022, there were no borrowings by the Fund under the agreement.
7. CONCENTRATION RISKS
Concentration risks result from exposure to a limited number of sectors. Through its investment in the affiliated Master Portfolio which may invest a substantial portion of its assets in any sector, the Fund may in turn be more affected by changes in that sector than a fund whose investments are not heavily weighted in any sector. As of the end of the period, the affiliated Master Portfolio concentrated its portfolio in investments related to the health care sector.
8. MARKET RISKS
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.
9. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Allspring Small Company Growth Fund  |  21

Portfolio of investments—November 30, 2022

	Shares	Value
Common stocks: 96.77%
Communication services: 0.30%
Entertainment: 0.30%
Lions Gate Entertainment Class B †	295,627	$ 2,104,864
Consumer discretionary: 9.04%
Auto components: 0.78%
Fox Factory Holding Corporation †	51,799	5,495,874
Hotels, restaurants & leisure: 2.24%
International Game Technology plc	412,097	10,112,860
Papa John's International Incorporated	67,847	5,648,941
		15,761,801
Household durables: 1.41%
Skyline Champion Corporation †	117,794	6,124,110
Sonos Incorporated †	215,820	3,783,325
		9,907,435
Leisure products: 0.76%
Callaway Golf Company †	255,035	5,342,983
Multiline retail: 0.87%
Ollie's Bargain Outlet Holdings Incorporated †	100,450	6,117,405
Specialty retail: 2.98%
Academy Sports & Outdoors Corporation	139,238	7,028,730
Burlington Stores Incorporated †	24,305	4,756,002
Five Below Incorporated †	38,726	6,229,464
Monro Muffler Brake Incorporated	65,066	2,958,551
		20,972,747
Consumer staples: 4.40%
Food & staples retailing: 1.22%
Performance Food Group Company †	140,490	8,567,080
Food products: 1.94%
Lamb Weston Holdings Incorporated	87,929	7,641,030
TreeHouse Foods Incorporated †	122,480	6,054,186
		13,695,216
Personal products: 1.24%
e.l.f. Beauty Incorporated †	158,746	8,724,680
Energy: 2.19%
Energy equipment & services: 0.74%
ChampionX Corporation	168,700	5,202,708
Oil, gas & consumable fuels: 1.45%
Callon Petroleum Company †	117,243	4,914,827
Ranger Oil Corporation Class A	120,909	5,268,005
		10,182,832
The accompanying notes are an integral part of these financial statements.

22  |  Allspring Small Company Growth Portfolio

Portfolio of investments—November 30, 2022

	Shares	Value
Financials: 8.65%
Banks: 0.93%
Triumph Bancorp Incorporated †	108,941	$ 6,510,314
Capital markets: 3.41%
Evercore Partners Incorporated Class A	53,332	6,142,780
Focus Financial Partners Class A †	123,225	4,702,266
Stifel Financial Corporation	137,183	8,814,008
Virtu Financial Incorporated Class A	196,397	4,356,085
		24,015,139
Insurance: 3.40%
BRP Group Incorporated Class A †	333,078	10,005,663
Palomar Holdings Incorporated †	90,437	5,674,017
Ryan Specialty Group Holdings Incorporated †	205,513	8,278,064
		23,957,744
Thrifts & mortgage finance: 0.91%
Essent Group Limited	159,167	6,381,005
Health care: 26.14%
Biotechnology: 5.71%
Amicus Therapeutics Incorporated †	451,568	5,463,973
Avid Bioservices Incorporated †	225,801	3,536,044
Blueprint Medicines Corporation †	74,080	3,540,283
Cytokinetics Incorporated †	100,959	4,290,758
Insmed Incorporated †	203,208	3,757,316
Ionis Pharmaceuticals Incorporated †	76,175	3,107,178
Iovance Biotherapeutics Incorporated †	168,999	1,081,594
Neurocrine Biosciences Incorporated †	39,306	4,994,220
Sarepta Therapeutics Incorporated †	41,694	5,120,440
Springworks Therapeutics Incorporated †	95,147	2,300,654
Ultragenyx Pharmaceutical Incorporated †	83,394	3,027,202
		40,219,662
Health care equipment & supplies: 8.98%
Atricure Incorporated †	90,835	4,138,443
Axonics Incorporated †	113,160	7,749,197
BioLife Solutions Incorporated †	165,211	3,497,517
Conmed Corporation	65,651	5,439,185
Glaukos Corporation †	66,528	3,098,209
Haemonetics Corporation †	72,568	6,190,776
iRhythm Technologies Incorporated †	46,206	5,038,764
Novocure Limited †	19,108	1,468,259
Omnicell Incorporated †	96,844	4,998,119
Silk Road Medical Incorporated †	169,241	9,012,083
Tandem Diabetes Care Incorporated †	106,936	4,496,659
TransMedics Group Incorporated †	77,884	4,818,683
ViewRay Incorporated †	673,254	3,245,084
		63,190,978
Health care providers & services: 3.43%
AMN Healthcare Services Incorporated †	56,148	6,945,508
HealthEquity Incorporated †	97,939	6,217,168
Oak Street Health Incorporated †	143,035	3,092,417
The accompanying notes are an integral part of these financial statements.

Allspring Small Company Growth Portfolio  |  23

Portfolio of investments—November 30, 2022

	Shares	Value
Health care providers & services (continued)
Privia Health Group Incorporated †	153,885	$ 3,682,468
U.S. Physical Therapy Incorporated	48,468	4,188,120
		24,125,681
Health care technology: 2.51%
Allscripts Healthcare Solutions Incorporated †	347,818	6,587,673
Evolent Health Incorporated Class A †	195,616	5,631,785
Phreesia Incorporated †	196,039	5,453,805
		17,673,263
Life sciences tools & services: 4.32%
Adaptive Biotechnologies Corporation †	152,326	1,337,422
Avantor Incorporated †	410,675	9,149,839
Azenta Incorporated	67,226	4,047,677
ICON plc ADR †	53,934	11,619,541
Syneos Health Incorporated †	121,318	4,280,099
		30,434,578
Pharmaceuticals: 1.19%
Axsome Therapeutics Incorporated †«	59,302	4,286,942
Pacira Biosciences Incorporated †	84,072	4,056,474
		8,343,416
Industrials: 20.08%
Aerospace & defense: 1.39%
Kratos Defense & Security Solutions Incorporated †	428,383	4,078,206
Mercury Systems Incorporated †	112,264	5,705,256
		9,783,462
Air freight & logistics: 0.59%
GXO Logistics Incorporated †	89,118	4,176,069
Building products: 3.03%
Advanced Drainage Systems Incorporated	66,966	6,513,113
Masonite International Corporation †	83,065	6,252,303
The AZEK Company Incorporated †	191,825	3,709,896
Zurn Water Solutions Corporation	200,349	4,850,449
		21,325,761
Commercial services & supplies: 0.98%
IAA Incorporated †	93,427	3,491,367
KAR Auction Services Incorporated †	245,679	3,375,629
		6,866,996
Construction & engineering: 0.82%
Dycom Industries Incorporated †	62,927	5,735,167
Electrical equipment: 1.48%
Atkore Incorporated †	50,458	6,163,445
Vicor Corporation †	79,326	4,282,811
		10,446,256
Machinery: 2.56%
Chart Industries Incorporated †	36,402	5,205,122
The accompanying notes are an integral part of these financial statements.

24  |  Allspring Small Company Growth Portfolio

Portfolio of investments—November 30, 2022

	Shares	Value
Machinery (continued)
SPX Technologies Incorporated †	106,485	$ 7,123,847
Wabash National Corporation	227,895	5,713,328
		18,042,297
Professional services: 6.04%
ASGN Incorporated †	105,854	9,590,372
Clarivate plc †	309,552	3,030,514
FTI Consulting Incorporated †	49,422	8,541,110
ICF International Incorporated	68,715	7,446,645
KBR Incorporated	191,884	9,914,646
Sterling Check Corporation †	275,201	4,001,423
		42,524,710
Road & rail: 1.64%
Knight-Swift Transportation Holdings Incorporated	107,610	5,964,822
Schneider National Incorporated Class B	215,301	5,546,154
		11,510,976
Trading companies & distributors: 1.55%
Boise Cascade Company	70,866	5,246,919
Core & Main Incorporated †	273,286	5,684,349
		10,931,268
Information technology: 22.07%
Communications equipment: 2.10%
Ciena Corporation †	202,611	9,109,391
Lumentum Holdings Incorporated †	102,972	5,657,282
		14,766,673
Electronic equipment, instruments & components: 1.02%
Itron Incorporated †	86,834	4,617,832
Par Technology Corporation †«	106,664	2,599,402
		7,217,234
IT services: 2.81%
SS&C Technologies Holdings Incorporated	155,609	8,365,540
Verra Mobility Corporation †	370,875	5,878,369
WEX Incorporated †	32,689	5,529,017
		19,772,926
Semiconductors & semiconductor equipment: 3.13%
FormFactor Incorporated †	107,755	2,485,908
Onto Innovation Incorporated †	70,949	5,672,373
Silicon Motion Technology Corporation ADR	70,664	4,458,898
Synaptics Incorporated †	41,625	4,411,001
Teradyne Incorporated	53,311	4,981,913
		22,010,093
Software: 13.01%
Black Knight Incorporated †	143,074	8,869,157
Box Incorporated Class A †	344,799	9,464,733
CyberArk Software Limited †	48,763	7,269,100
Doubleverify Holdings Incorporated †	185,155	4,851,061
HashiCorp Incorporated Class A †«	185,092	5,053,012
The accompanying notes are an integral part of these financial statements.

Allspring Small Company Growth Portfolio  |  25

Portfolio of investments—November 30, 2022

	Shares	Value
Software (continued)
Jamf Holding Corporation †	288,034	$ 6,129,364
JFrog Limited †	284,218	6,247,112
LiveRamp Holdings Incorporated †	157,008	3,447,896
Nutanix Incorporated Class A †	225,158	6,362,965
Pagerduty Incorporated †	338,580	7,530,019
PTC Incorporated †	93,960	11,952,652
Sprout Social Incorporated Class A †	115,286	6,836,460
Varonis Systems Incorporated †	208,473	4,427,967
Zuora Incorporated †	405,025	3,110,592
		91,552,090
Materials: 3.15%
Chemicals: 2.28%
Element Solutions Incorporated	533,075	10,426,947
Orion Engineered Carbons SA	298,542	5,606,619
		16,033,566
Metals & mining: 0.87%
Steel Dynamics Incorporated	59,378	6,171,156
Real estate: 0.75%
Equity REITs: 0.75%
Ryman Hospitality Properties Incorporated	57,639	5,275,698
Total Common stocks (Cost $500,262,108)		681,069,803

		Yield
Short-term investments: 4.56%
Investment companies: 4.56%
Allspring Government Money Market Fund Select Class ♠∞		3.60%	23,643,529	23,643,529
Securities Lending Cash Investments LLC ♠∩∞		3.90	8,469,457	8,469,457
Total Short-term investments (Cost $32,112,719)				32,112,986
Total investments in securities (Cost $532,374,827)	101.33%			713,182,789
Other assets and liabilities, net	(1.33)			(9,386,884)
Total net assets	100.00%			$703,795,905

†	Non-income-earning security
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
The accompanying notes are an integral part of these financial statements.

26  |  Allspring Small Company Growth Portfolio

Portfolio of investments—November 30, 2022
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$32,660,804	$122,172,537	$(131,189,812)	$ 0	$ 0	$ 23,643,529	23,643,529	$ 195,137
Securities Lending Cash Investments LLC	2,594,900	66,267,816	(60,393,698)	172	267	8,469,457	8,469,457	57,836 #
				$172	$267	$32,112,986		$252,973

#	Amount shown represents income before fees and rebates.
The accompanying notes are an integral part of these financial statements.

Allspring Small Company Growth Portfolio  |  27

Statement of assets and liabilities—November 30, 2022 (unaudited)

Assets
Investments in unaffiliated securities (including $8,266,299 of securities loaned), at value (cost $500,262,108)	$ 681,069,803
Investments in affiliated securities, at value (cost $32,112,719)	32,112,986
Receivable for dividends	512,597
Receivable for securities lending income, net	1,356
Prepaid expenses and other assets	29,751
Total assets	713,726,493
Liabilities
Payable upon receipt of securities loaned	8,469,018
Payable for investments purchased	931,990
Advisory fee payable	453,527
Trustees’ fees and expenses payable	1,319
Accrued expenses and other liabilities	74,734
Total liabilities	9,930,588
Total net assets	$703,795,905
The accompanying notes are an integral part of these financial statements.

28  |  Allspring Small Company Growth Portfolio

Statement of operations—six months ended November 30, 2022 (unaudited)

Investment income
Dividends (net of foreign withholdings taxes of $2,381)	$ 1,445,303
Income from affiliated securities	204,833
Total investment income	1,650,136
Expenses
Advisory fee	2,941,240
Custody and accounting fees	31,295
Professional fees	34,742
Interest holder report expenses	11,045
Trustees’ fees and expenses	10,879
Other fees and expenses	20,808
Total expenses	3,050,009
Net investment loss	(1,399,873)
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	16,042,953
Affiliated securities	172
Net realized gains on investments	16,043,125
Net change in unrealized gains (losses) on
Unaffiliated securities	(20,449,223)
Affiliated securities	267
Net change in unrealized gains (losses) on investments	(20,448,956)
Net realized and unrealized gains (losses) on investments	(4,405,831)
Net decrease in net assets resulting from operations	$ (5,805,704)
The accompanying notes are an integral part of these financial statements.

Allspring Small Company Growth Portfolio  |  29

Statement of changes in net assets

	Six months ended November 30, 2022 (unaudited)	Year ended May 31, 2022
Operations
Net investment loss	$ (1,399,873)	$ (4,263,313)
Net realized gains on investments	16,043,125	238,329,906
Net change in unrealized gains (losses) on investments	(20,448,956)	(388,267,734)
Net decrease in net assets resulting from operations	(5,805,704)	(154,201,141)
Capital transactions
Transactions in investors’ beneficial interests
Contributions	17,814,945	222,703,095
Withdrawals	(137,473,434)	(617,532,776)
Net decrease in net assets resulting from capital transactions	(119,658,489)	(394,829,681)
Total decrease in net assets	(125,464,193)	(549,030,822)
Net assets
Beginning of period	829,260,098	1,378,290,920
End of period	$ 703,795,905	$ 829,260,098
The accompanying notes are an integral part of these financial statements.

30  |  Allspring Small Company Growth Portfolio

Financial highlights
		Year ended May 31
	Six months ended November 30, 2022 (unaudited)	2022	2021	2020	2019	2018
Total return[1]	(0.23)%	(16.28)%	54.64%	4.08%	(5.64)%	28.74%
Ratios to average net assets (annualized)
Gross expenses	0.82%	0.81%	0.79%	0.78%	0.78%	0.78%
Net expenses	0.82%	0.81%	0.79%	0.78%	0.78%	0.78%
Net investment loss	(0.38)%	(0.42)%	(0.34)%	(0.16)%	(0.09)%	(0.18)%
Supplemental data
Portfolio turnover rate	18%	61%	44%	41%	54%	37%

[1]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Small Company Growth Portfolio  |  31

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Master Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Small Company Growth Portfolio (the "Portfolio") which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any "public offering" within the meaning of Section 4(a)(2) of the Securities Act of 1933.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Securities lending
The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.
In a securities lending transaction, the net asset value of the Portfolio is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

32  |  Allspring Small Company Growth Portfolio

Notes to financial statements (unaudited)
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of November 30, 2022, the aggregate cost of all investments for federal income tax purposes was $532,374,827 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$237,991,923
Gross unrealized losses	(57,183,961)
Net unrealized gains	$180,807,962
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Allspring Small Company Growth Portfolio  |  33

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$ 2,104,864	$0	$0	$ 2,104,864
Consumer discretionary	63,598,245	0	0	63,598,245
Consumer staples	30,986,976	0	0	30,986,976
Energy	15,385,540	0	0	15,385,540
Financials	60,864,202	0	0	60,864,202
Health care	183,987,578	0	0	183,987,578
Industrials	141,342,962	0	0	141,342,962
Information technology	155,319,016	0	0	155,319,016
Materials	22,204,722	0	0	22,204,722
Real estate	5,275,698	0	0	5,275,698
Short-term investments
Investment companies	32,112,986	0	0	32,112,986
Total assets	$713,182,789	$0	$0	$713,182,789
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended November 30, 2022, the Portfolio did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES
Advisory fee
The Trust has entered into an advisory contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Allspring Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $500 million	0.800%
Next $500 million	0.775
Next $1 billion	0.750
Next $1 billion	0.725
Next $1 billion	0.700
Over $4 billion	0.680
For the six months ended November 30, 2022, the advisory fee was equivalent to an annual rate of 0.79% of the Portfolio's average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Allspring Funds Management. Peregrine Capital Management, LLC, which is not an affiliate of Allspring Funds Management, is the subadviser to the Portfolio and is entitled to receive a fee from Allspring Funds Management at an annual rate of 0.38% of the Portfolio's average daily net assets.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

34  |  Allspring Small Company Growth Portfolio

Notes to financial statements (unaudited)
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended November 30, 2022 were $131,522,521 and $241,205,079, respectively.
6. SECURITIES LENDING TRANSACTIONS
The Portfolio lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Portfolio and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Federal Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser.
In the event of counterparty default or the failure of a borrower to return a loaned security, the Portfolio has the right to use the collateral to offset any losses incurred. As of November 30, 2022, the Portfolio had securities lending transactions with the following counterparties which are subject to offset:
Counterparty	Value of securities on loan	Collateral received[1]	Net amount
Barclays Capital Incorporated	$ 793,408	$ (793,408)	$0
Citigroup Global Markets Incorporated	1,367,212	(1,367,212)	0
JPMorgan Securities LLC	1,109,284	(1,109,284)	0
Morgan Stanley & Company LLC	3,581,459	(3,581,459)	0
National Financial Services LLC	557,772	(557,772)	0
Scotia Capital (USA) Incorporated	857,164	(857,164)	0
1 Collateral received within this table is limited to the collateral for the net transaction with the counterparty.
7. BANK BORROWINGS
The Trust, along with Allspring Variable Trust and Allspring Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund interest holders withdrawal requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee equal based on the unused balance is allocated to each participating fund.
For the six months ended November 30, 2022, there were no borrowings by the Portfolio under the agreement.
8. CONCENTRATION RISKS
As of the end of the period, the Portfolio concentrated its portfolio of investments in the health care sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
9. MARKET RISKS
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

Allspring Small Company Growth Portfolio  |  35

Notes to financial statements (unaudited)
10. INDEMNIFICATION
Under the Portfolio's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.

36  |  Allspring Small Company Growth Portfolio

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund and Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. Shareholders and Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Small Company Growth Fund  |  37

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 125 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

38  |  Allspring Small Company Growth Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner, Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner, Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination Medical Center Corporation. Board member of the Minnesota Wild Foundation.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Allspring Small Company Growth Fund  |  39

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

40  |  Allspring Small Company Growth Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-12142022-l6qyjnqk 01-23
SA285/SAR285 11-22

Semi-Annual Report
November 30, 2022
Allspring
Small Company Value Fund

The views expressed and any forward-looking statements are as of November 30, 2022, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Small Company Value Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Small Company Value Fund for the six-month period that ended November 30, 2022. Globally, stocks and bonds experienced heightened volatility and generally negative returns through the challenging period.  Non-U.S. securities fared the worst as the global economy faced multiple challenges and the strength of the U.S. dollar eroded already-poor returns of non-U.S.-dollar-denominated assets.
Earlier tailwinds provided by global stimulus programs, vaccination rollouts, and recovering consumer and corporate sentiment were wiped away by the highest rate of inflation in four decades, the impact of ongoing aggressive central bank rate hikes and the prospect of more, plus the global reverberations of the Russia-Ukraine war. The already-significant global supply-chain disruptions were compounded by China’s COVID-19 lockdowns.
For the six-month period, both stocks and bonds registered major losses, with even U.S. bonds suffering deep losses and other assets faring worse. For the period, U.S. stocks, based on the S&P 500 Index,1 lost 0.40%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -5.18%, while the MSCI EM Index (Net) (USD)3 declined 8.15%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned -4.06%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 returned -8.22%, the Bloomberg Municipal Bond Index6 declined 1.43%, and the ICE BofA U.S. High Yield Index7 fell 2.97%.
Rising inflation and economic fallout from the Russia-Ukraine war drove markets.
In June, stocks posted further losses en route to their worst first half of a year in 50 years. Bonds didn’t fare much better. Driving the losses were the familiar factors: rising global inflation and fears of recession as central banks increased rates to try to curb soaring inflation. The Federal Reserve (Fed) raised its short-term rate by another 0.75% in June. Meanwhile, the U.S. unemployment rate held firm at 3.6% and the housing market remained only marginally affected by sharply higher mortgage rates.
“In June, stocks posted further losses en route to their worst first half of a year in 50 years. Bonds didn’t fare much better. Driving the losses were the familiar factors: rising global inflation and fears of recession as central banks increased rates to try to curb soaring inflation.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring Small Company Value Fund

Letter to shareholders (unaudited)
Markets rebounded in July, led by U.S. stocks. While evidence began to point to an economic slowdown after two consecutive quarters of declining gross domestic product (economic contraction),  the U.S. labor market remained surprisingly strong: July nonfarm payrolls grew by more than 500,000 and U.S. unemployment dipped to 3.5%. Meanwhile, crude oil and retail gasoline prices, major contributors to recent overall inflation, fell substantially from earlier highs. And while U.S. home prices rose, sales fell as houses became less affordable with mortgage rates at a 13-year high. The Fed raised the federal funds rate another 0.75% in July—to a range of 2.25% to 2.50%—and forecasts pointed to further rate hikes.
August was yet another broadly challenging month for financial markets, with more red ink flowing. High inflation persisted, cresting 9% in the eurozone on an annual basis and remaining above 8% in the U.S. despite the Fed’s aggressive monetary policy and a major drop in global crude oil and gasoline prices from their June peak. One positive note was the resilience of the U.S. job market. However, the Fed’s job was clearly not complete. One longer-term bright spot was the U.S. Congress’s passage of the Inflation Reduction Act. Its primary stated goals include: to reduce inflation (though not immediately) by curbing the deficit, capping health care spending by seniors, and investing in domestic sources of clean energy.
The market misery continued in September. There was nowhere to hide as all asset classes suffered major losses at the hands of persistent inflation. Central banks kept up their battle against rapidly rising prices with more rate hikes. The strength of the U.S. dollar made things even more difficult for investors holding assets in other currencies. U.S. mortgage rates jumped to near 7% on 30-year fixed-rate mortgages; the decreased housing affordability began to cool demand somewhat. The U.K. experienced a sharp sell-off of government bonds and the British pound in September as investors panicked in response to a new government budget that was seen as financially unsound. The market meltdown forced the Bank of England to step in and buy long-dated government bonds.
Equities had a reprieve in October after two months of sharp declines. Value stocks and small caps fared best. Globally, developed markets outpaced emerging market equities, which were hurt by weakness among Chinese stocks. Central banks continued to try to curtail high inflation with aggressive interest rate hikes. Geopolitical risks persisted, including the ongoing Russia-Ukraine war and economic, financial market, and political turmoil in the U.K., which led to a second prime ministerial change in six weeks, as Rishi Sunak replaced Liz Truss in late October. Concerns over Europe’s energy crisis eased, for now, thanks to unseasonably warm weather and plentiful gas on hand. The U.S. labor market continued its resilience against rising prices, as unemployment stood at 3.7%, near a record low.
Stocks and bonds rallied in November, with emerging market equities gaining nearly 15% and developed market equities returning 7%. The S&P 500 Index rose 5.6% in November. Bonds also had positive monthly returns. Economic news was encouraging, driven by U.S. labor market strength. Although central banks kept raising rates, expectations grew regarding an impending easing in the pace of rate hikes and a possible end to central bank monetary tightening in 2023. Although inflation remained at record highs in the eurozone, with a 10.6% annual increase in October, Germany’s producer prices decreased 4.2% annually, signaling a possible decline in inflationary pressures. Meanwhile, U.S. inflation continued to moderate, with a 7.1% annual price rise in November and a monthly price increase of just 0.1%. China’s economic data remained weak, reflecting its zero-COVID-19 policy.

Allspring Small Company Value Fund  |  3

Letter to shareholders (unaudited)
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

4  |  Allspring Small Company Value Fund

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Performance highlights (unaudited)
Investment objective	The Fund seeks long-term capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser for the affiliated master portfolio*
Allspring Global Investments, LLC
Portfolio managers	Jeff Goverman, Gustaf Little, Garth R. Nisbet, CFA®‡, Craig Pieringer, CFA®‡

Average annual total returns (%) as of November 30, 2022
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (SCVAX)	1-31-2002	-7.40	5.20	9.63	-1.75	6.46	10.28	1.32	1.15
Class C (SCVFX)	8-30-2002	-3.53	5.70	9.64	-2.53	5.70	9.64	2.07	1.90
Class R6 (SCVJX)[3]	10-31-2016	–	–	–	-1.37	6.89	10.63	0.89	0.75
Administrator Class (SCVIX)	1-31-2002	–	–	–	-1.68	6.55	10.43	1.24	1.05
Institutional Class (SCVNX)	7-30-2010	–	–	–	-1.47	6.78	10.66	0.99	0.85
Russell 2000® Value Index[4]	–	–	–	–	-4.75	5.35	9.67	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through September 30, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.15% for Class A, 1.90% for Class C, 0.75% for Class R6, 1.05% for Administrator Class, and 0.85% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolio invests, and extraordinary expenses are excluded from the expense caps. Net expenses from the affiliated master portfolio are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.
[4]	The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price/book ratios and lower forecasted growth values. You cannot invest directly in an index.
Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). Consult the Fund’s prospectus for additional information on these and other risks.

*	The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single affiliated master portfolio of the Allspring Master Trust with a substantially identical investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.
‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Allspring Small Company Value Fund

Performance highlights (unaudited)
Ten largest holdings (%) as of November 30, 2022[1]
Piper Sandler Companies	1.36
Helmerich & Payne Incorporated	1.35
Patterson-UTI Energy Incorporated	1.32
Sterling Construction Company Incorporated	1.28
UFP Technologies Incorporated	1.27
Annaly Capital Management Incorporated	1.26
Sanmina Corporation	1.25
Federal Signal Corporation	1.24
MYR Group Incorporated	1.22
Ameris Bancorp	1.20
[1]	Each holding represents the Fund’s allocable portion of the affiliated master portfolio security. Figures represent each holding as a percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.
Sector allocation as of November 30, 2022[1]
[1]	Figures represent the sector allocation of the affiliated master portfolio as a percentage of the long-term investments of the affiliated master portfolio. Allocations are subject to change and may have changed since the date specified.

Allspring Small Company Value Fund  |  7

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2022 to November 30, 2022.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 6-1-2022	Ending account value 11-30-2022	Expenses paid during the period[1,2]	Annualized net expense ratio[2]
Class A
Actual	$1,000.00	$1,003.50	$5.73	1.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.35	$5.77	1.14%
Class C
Actual	$1,000.00	$ 999.66	$9.52	1.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.54	$9.60	1.90%
Class R6
Actual	$1,000.00	$1,005.36	$3.77	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.31	$3.80	0.75%
Administrator Class
Actual	$1,000.00	$1,003.98	$5.27	1.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$5.32	1.05%
Institutional Class
Actual	$1,000.00	$1,005.10	$4.27	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.81	$4.31	0.85%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 183 divided by 365 (to reflect the one-half-year period).
2 Amounts reflect net expenses allocated from the affiliated Master Portfolio in which the Fund invests.

8  |  Allspring Small Company Value Fund

Portfolio of investments—November 30, 2022 (unaudited)

		Value
Investment companies: 99.92%
Affiliated master portfolio: 99.92%
Allspring Small Company Value Portfolio		$538,623,041
Total Investment companies (Cost $430,377,654)		538,623,041
Total investments in securities (Cost $430,377,654)	99.92%	538,623,041
Other assets and liabilities, net	0.08	453,569
Total net assets	100.00%	$539,076,610
Transactions with the affiliated Master Portfolio were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio	Dividends allocated from affiliated Master Portfolio	Securities lending income allocated from affiliated Master Portfolio	Affiliated income allocated from affiliated Master Portfolio	Value, end of period
Allspring Small Company Value Portfolio	88.09%	89.35%	$(4,010,334)	$4,106,939	$5,062,842	$305,669	$55,982	$538,623,041
The accompanying notes are an integral part of these financial statements.

Allspring Small Company Value Fund  |  9

Statement of assets and liabilities—November 30, 2022 (unaudited)

Assets
Investments in affiliated Master Portfolio, at value (cost $430,377,654)	$ 538,623,041
Receivable for Fund shares sold	838,059
Receivable from manager	40,751
Prepaid expenses and other assets	69,254
Total assets	539,571,105
Liabilities
Payable for Fund shares redeemed	297,137
Administration fees payable	78,605
Trustees’ fees and expenses payable	3,427
Distribution fee payable	1,260
Accrued expenses and other liabilities	114,066
Total liabilities	494,495
Total net assets	$539,076,610
Net assets consist of
Paid-in capital	$ 425,198,340
Total distributable earnings	113,878,270
Total net assets	$539,076,610
Computation of net asset value and offering price per share
Net assets – Class A	$ 367,748,864
Shares outstanding – Class A1	10,685,032
Net asset value per share – Class A	$34.42
Maximum offering price per share – Class A2	$36.52
Net assets – Class C	$ 2,095,949
Shares outstanding – Class C1	70,376
Net asset value per share – Class C	$29.78
Net assets – Class R6	$ 12,189,280
Shares outstanding – Class R6[1]	341,915
Net asset value per share – Class R6	$35.65
Net assets – Administrator Class	$ 20,976,736
Shares outstanding – Administrator Class[1]	594,438
Net asset value per share – Administrator Class	$35.29
Net assets – Institutional Class	$ 136,065,781
Shares outstanding – Institutional Class[1]	3,835,273
Net asset value per share – Institutional Class	$35.48
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Small Company Value Fund

Statement of operations—six months ended November 30, 2022 (unaudited)

Investment income
Dividends allocated from affiliated Master Portfolio (net of foreign withholding taxes of $7,566)	$ 5,062,842
Securities lending income allocated from affiliated Master Portfolio	305,669
Affiliated income allocated from affiliated Master Portfolio	55,982
Expenses allocated from affiliated Master Portfolio	(2,114,223)
Waivers allocated from affiliated Master Portfolio	240,072
Total investment income	3,550,342
Expenses
Management fee	126,713
Administration fees
Class A	368,986
Class C	2,165
Class R6	1,484
Administrator Class	13,734
Institutional Class	79,526
Shareholder servicing fees
Class A	439,269
Class C	2,578
Administrator Class	26,326
Distribution fee
Class C	7,732
Custody and accounting fees	6,512
Professional fees	22,772
Registration fees	36,155
Shareholder report expenses	34,888
Trustees’ fees and expenses	10,873
Other fees and expenses	57,787
Total expenses	1,237,500
Less: Fee waivers and/or expense reimbursements
Fund-level	(346,386)
Class A	(70,091)
Class C	(308)
Administrator Class	(4,214)
Net expenses	816,501
Net investment income	2,733,841
Realized and unrealized gains (losses) on investments
Net realized losses on securities transactions allocated from affiliated Master Portfolio	(4,010,334)
Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio	4,106,939
Net realized and unrealized gains (losses) on investments	96,605
Net increase in net assets resulting from operations	$ 2,830,446
The accompanying notes are an integral part of these financial statements.

Allspring Small Company Value Fund  |  11

Statement of changes in net assets

	Six months ended November 30, 2022 (unaudited)		Year ended May 31, 2022
Operations
Net investment income		$ 2,733,841		$ 1,997,250
Net realized gains (losses) on investments		(4,010,334)		55,806,887
Net change in unrealized gains (losses) on investments		4,106,939		(68,307,228)
Net increase (decrease) in net assets resulting from operations		2,830,446		(10,503,091)
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(23,780,784)
Class C		0		(208,181)
Class R6		0		(352,499)
Administrator Class		0		(1,952,485)
Institutional Class		0		(4,608,431)
Total distributions to shareholders		0		(30,902,380)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	236,240	7,522,474	656,676	24,000,526
Class C	3,853	106,440	19,681	658,109
Class R6	161,421	5,387,295	189,729	7,081,211
Administrator Class	149,328	4,971,756	415,003	15,666,878
Institutional Class	1,062,065	35,330,170	2,016,490	74,654,109
		53,318,135		122,060,833
Reinvestment of distributions
Class A	0	0	658,773	23,358,988
Class C	0	0	6,753	208,181
Class R6	0	0	9,588	352,499
Administrator Class	0	0	52,212	1,898,392
Institutional Class	0	0	124,652	4,555,015
		0		30,373,075
Payment for shares redeemed
Class A	(516,541)	(16,713,408)	(1,505,117)	(54,479,971)
Class C	(9,950)	(275,963)	(53,609)	(1,691,679)
Class R6	(45,731)	(1,507,712)	(208,117)	(7,991,882)
Administrator Class	(232,357)	(7,661,334)	(651,213)	(24,288,201)
Institutional Class	(498,017)	(16,576,396)	(761,649)	(28,166,610)
		(42,734,813)		(116,618,343)
Net increase in net assets resulting from capital share transactions		10,583,322		35,815,565
Total increase (decrease) in net assets		13,413,768		(5,589,906)
Net assets
Beginning of period		525,662,842		531,252,748
End of period		$539,076,610		$ 525,662,842
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Small Company Value Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31
Class A	Six months ended November 30, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$34.30	$37.11	$20.91	$24.22	$28.60	$24.01
Net investment income	0.16	0.12 [1]	0.09	0.18 [1]	0.09	0.09
Net realized and unrealized gains (losses) on investments	(0.04)	(0.71)	16.22	(3.35)	(4.31)	4.58
Total from investment operations	0.12	(0.59)	16.31	(3.17)	(4.22)	4.67
Distributions to shareholders from
Net investment income	0.00	(0.08)	(0.11)	(0.14)	(0.16)	(0.08)
Net realized gains	0.00	(2.14)	0.00	0.00	0.00	0.00
Total distributions to shareholders	0.00	(2.22)	(0.11)	(0.14)	(0.16)	(0.08)
Net asset value, end of period	$34.42	$34.30	$37.11	$20.91	$24.22	$28.60
Total return[2]	0.35%	(1.77)%	77.80%	(13.25)%	(14.72)%	19.48%
Ratios to average net assets (annualized)*
Gross expenses	1.32%	1.32%	1.32%	1.32%	1.49%	1.47%
Net expenses	1.14%	1.14%	1.14%	1.13%	1.15%	1.33%
Net investment income	1.00%	0.33%	0.33%	0.74%	0.38%	0.46%
Supplemental data
Portfolio turnover rate[3]	50%	70%	62%	78%	168%	144%
Net assets, end of period (000s omitted)	$367,749	$376,072	$414,013	$262,574	$11,902	$15,665

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2022 (unaudited)	0.74%
Year ended May 31, 2022	0.74%
Year ended May 31, 2021	0.74%
Year ended May 31, 2020	0.74%
Year ended May 31, 2019	0.75%
Year ended May 31, 2018	0.84%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.
The accompanying notes are an integral part of these financial statements.

Allspring Small Company Value Fund  |  13

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31
Class C	Six months ended November 30, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$29.79	$32.69	$18.43	$21.48	$25.38	$21.40
Net investment income (loss)	0.03 [1]	(0.12) [1]	(0.07) [1]	0.01 [1]	(0.08) [1]	(0.07) [1]
Net realized and unrealized gains (losses) on investments	(0.04)	(0.64)	14.33	(3.00)	(3.82)	4.05
Total from investment operations	(0.01)	(0.76)	14.26	(2.99)	(3.90)	3.98
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.06)	0.00	0.00
Net realized gains	0.00	(2.14)	0.00	0.00	0.00	0.00
Total distributions to shareholders	0.00	(2.14)	0.00	(0.06)	0.00	0.00
Net asset value, end of period	$29.78	$29.79	$32.69	$18.43	$21.48	$25.38
Total return[2]	(0.03)%	(2.56)%	76.80%	(13.98)%	(15.37)%	18.60%
Ratios to average net assets (annualized)*
Gross expenses	2.07%	2.07%	2.06%	2.08%	2.22%	2.21%
Net expenses	1.90%	1.90%	1.90%	1.90%	1.90%	2.08%
Net investment income (loss)	0.23%	(0.39)%	(0.29)%	0.02%	(0.35)%	(0.29)%
Supplemental data
Portfolio turnover rate[3]	50%	70%	62%	78%	168%	144%
Net assets, end of period (000s omitted)	$2,096	$2,278	$3,388	$4,431	$1,099	$1,980

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2022 (unaudited)	0.74%
Year ended May 31, 2022	0.74%
Year ended May 31, 2021	0.74%
Year ended May 31, 2020	0.74%
Year ended May 31, 2019	0.75%
Year ended May 31, 2018	0.84%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Small Company Value Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31
Class R6	Six months ended November 30, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$35.46	$38.33	$21.56	$24.92	$29.44	$24.69
Net investment income	0.24 [1]	0.33	0.20	0.31	0.21 [1]	0.29 [1]
Net realized and unrealized gains (losses) on investments	(0.05)	(0.80)	16.78	(3.50)	(4.45)	4.65
Total from investment operations	0.19	(0.47)	16.98	(3.19)	(4.24)	4.94
Distributions to shareholders from
Net investment income	0.00	(0.26)	(0.21)	(0.17)	(0.28)	(0.19)
Net realized gains	0.00	(2.14)	0.00	0.00	0.00	0.00
Total distributions to shareholders	0.00	(2.40)	(0.21)	(0.17)	(0.28)	(0.19)
Net asset value, end of period	$35.65	$35.46	$38.33	$21.56	$24.92	$29.44
Total return[2]	0.54%	(1.41)%	78.63%	(12.97)%	(14.38)%	20.03%
Ratios to average net assets (annualized)*
Gross expenses	0.89%	0.89%	0.89%	0.90%	1.09%	1.03%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%	0.88%
Net investment income	1.42%	0.71%	0.73%	1.22%	0.77%	1.04%
Supplemental data
Portfolio turnover rate[3]	50%	70%	62%	78%	168%	144%
Net assets, end of period (000s omitted)	$12,189	$8,021	$9,007	$6,491	$731	$322

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2022 (unaudited)	0.74%
Year ended May 31, 2022	0.74%
Year ended May 31, 2021	0.74%
Year ended May 31, 2020	0.74%
Year ended May 31, 2019	0.75%
Year ended May 31, 2018	0.84%

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.
The accompanying notes are an integral part of these financial statements.

Allspring Small Company Value Fund  |  15

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31
Administrator Class	Six months ended November 30, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$35.15	$37.98	$21.40	$24.80	$29.23	$24.53
Net investment income	0.18 [1]	0.17 [1]	0.10 [1]	0.21 [1]	0.14 [1]	0.20
Net realized and unrealized gains (losses) on investments	(0.04)	(0.75)	16.62	(3.43)	(4.43)	4.63
Total from investment operations	0.14	(0.58)	16.72	(3.22)	(4.29)	4.83
Distributions to shareholders from
Net investment income	0.00	(0.11)	(0.14)	(0.18)	(0.14)	(0.13)
Net realized gains	0.00	(2.14)	0.00	0.00	0.00	0.00
Total distributions to shareholders	0.00	(2.25)	(0.14)	(0.18)	(0.14)	(0.13)
Net asset value, end of period	$35.29	$35.15	$37.98	$21.40	$24.80	$29.23
Total return[2]	0.40%	(1.71)%	77.91%	(13.18)%	(14.65)%	19.71%
Ratios to average net assets (annualized)*
Gross expenses	1.23%	1.24%	1.24%	1.32%	1.35%	1.38%
Net expenses	1.05%	1.05%	1.05%	1.05%	1.05%	1.19%
Net investment income	1.08%	0.45%	0.35%	0.82%	0.49%	0.59%
Supplemental data
Portfolio turnover rate[3]	50%	70%	62%	78%	168%	144%
Net assets, end of period (000s omitted)	$20,977	$23,813	$32,721	$15,581	$13,905	$60,379

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2022 (unaudited)	0.74%
Year ended May 31, 2022	0.74%
Year ended May 31, 2021	0.74%
Year ended May 31, 2020	0.74%
Year ended May 31, 2019	0.75%
Year ended May 31, 2018	0.84%

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Small Company Value Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended May 31
Institutional Class	Six months ended November 30, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$35.30	$38.13	$21.46	$24.86	$29.40	$24.68
Net investment income	0.22 [1]	0.20 [1]	0.15 [1]	0.25	0.19 [1]	0.21
Net realized and unrealized gains (losses) on investments	(0.04)	(0.71)	16.70	(3.43)	(4.45)	4.69
Total from investment operations	0.18	(0.51)	16.85	(3.18)	(4.26)	4.90
Distributions to shareholders from
Net investment income	0.00	(0.18)	(0.18)	(0.22)	(0.28)	(0.18)
Net realized gains	0.00	(2.14)	0.00	0.00	0.00	0.00
Total distributions to shareholders	0.00	(2.32)	(0.18)	(0.22)	(0.28)	(0.18)
Net asset value, end of period	$35.48	$35.30	$38.13	$21.46	$24.86	$29.40
Total return[2]	0.51%	(1.53)%	78.39%	(13.03)%	(14.46)%	19.90%
Ratios to average net assets (annualized)*
Gross expenses	0.99%	0.99%	0.99%	1.07%	1.14%	1.14%
Net expenses	0.85%	0.85%	0.85%	0.85%	0.85%	0.99%
Net investment income	1.30%	0.54%	0.52%	1.04%	0.68%	0.78%
Supplemental data
Portfolio turnover rate[3]	50%	70%	62%	78%	168%	144%
Net assets, end of period (000s omitted)	$136,066	$115,479	$72,123	$33,600	$33,116	$60,973

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2022 (unaudited)	0.74%
Year ended May 31, 2022	0.74%
Year ended May 31, 2021	0.74%
Year ended May 31, 2020	0.74%
Year ended May 31, 2019	0.75%
Year ended May 31, 2018	0.84%

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.
The accompanying notes are an integral part of these financial statements.

Allspring Small Company Value Fund  |  17

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Small Company Value Fund (the "Fund") which is a diversified series of the Trust.
The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single master portfolio with a substantially identical investment objective and substantially similar investment strategies. The Fund invests in Allspring Small Company Value Portfolio, a separate diversified portfolio (the “affiliated Master Portfolio”) of Allspring Master Trust, a registered open-end management investment company. As of November 30, 2022, the Fund owned 89.35% of Allspring Small Company Value Portfolio. The affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. The Fund accounts for its investment in the affiliated Master Portfolio as a partnership investment and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolio for the six months ended November 30, 2022 are included in this report and should be read in conjunction with the Fund’s financial statements.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which are also valued daily. Securities held in the affiliated Master Portfolio are valued as discussed in the Notes to Financial Statements of the affiliated Master Portfolio, which are included elsewhere in this report.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Investment transactions, income and expenses
Investments in the affiliated Master Portfolio are recorded on a trade date basis. The Fund records daily its proportionate share of the affiliated Master Portfolio’s income, expenses and realized and unrealized gains or losses. The Fund also accrues its own expenses.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

18  |  Allspring Small Company Value Fund

Notes to financial statements (unaudited)
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of November 30, 2022, the aggregate cost of all investments for federal income tax purposes was $443,490,503 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$95,132,538
Gross unrealized losses	0
Net unrealized gains	$95,132,538
As of May 31, 2022, the Fund had current year deferred post-October capital losses consisting of $651,024 in short-term capital losses which was recognized in the first day of the current fiscal year.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
At November 30, 2022, the Fund’s investment in the affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective and fair value of the affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective	Fair value of affiliated Master Portfolio
Allspring Small Company Value Portfolio	Seek long-term capital appreciation	$538,623,041
The affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund and providing fund-level administrative services in connection with the Fund’s operations. As long as the Fund continues to invest substantially all of its assets in a single affiliated Master Portfolio, the Fund pays Allspring Funds Management an investment management fee only for fund-level administrative services at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.050%
Next $5 billion	0.040
Over $10 billion	0.030
For the six months ended November 30, 2022, the management fee was equivalent to an annual rate of 0.05% of the Fund’s average daily net assets.
Allspring Funds Management also serves as the adviser to the affiliated Master Portfolio and is entitled to receive a fee from the affiliated Master Portfolio for those services.

Allspring Small Company Value Fund  |  19

Notes to financial statements (unaudited)
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.21%
Class C	0.21
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Net expenses from the affiliated Master Portfolio are included in the expense caps. Allspring Funds Management has contractually committed through September 30, 2023 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. As of November 30, 2022, the contractual expense caps are as follows:
Expense ratio caps
Class A	1.15%
Class C	1.90
Class R6	0.75
Administrator Class	1.05
Institutional Class	0.85
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended November 30, 2022, Allspring Funds Distributor received $495 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended November 30, 2022.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
5. INVESTMENT PORTFOLIO TRANSACTIONS
The Fund seeks to achieve its investment objective by investing substantially all of its assets in the affiliated Master Portfolio. Purchases and sales have been calculated by multiplying the Fund's ownership percentage of the affiliated Master Portfolio at

20  |  Allspring Small Company Value Fund

Notes to financial statements (unaudited)
the end of the period by the affiliated Master Portfolio's purchases and sales. Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended November 30, 2022 were $298,150,122 and $284,016,527, respectively.
6. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee equal based on the unused balance is allocated to each participating fund.
For the six months ended November 30, 2022, there were no borrowings by the Fund under the agreement.
7. CONCENTRATION  RISKS
Concentration risks result from exposure to a limited number of sectors. Through its investment in the affiliated Master Portfolio which may invest a substantial portion of its assets in any sector, the Fund may in turn be more affected by changes in that sector than a fund whose investments are not heavily weighted in any sector. As of the end of the period, the affiliated Master Portfolio concentrated its portfolio in investments related to the financials sector.
8. MARKET RISKS
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.
9. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Allspring Small Company Value Fund  |  21

Portfolio of investments—November 30, 2022

	Shares	Value
Common stocks: 99.02%
Consumer discretionary: 13.16%
Auto components: 0.53%
Patrick Industries Incorporated	57,040	$ 3,190,247
Diversified consumer services: 0.28%
Carriage Services Incorporated	67,275	1,691,966
Hotels, restaurants & leisure: 1.80%
Dine Brands Global Incorporated	70,004	5,221,598
Wyndham Hotels & Resorts Incorporated	76,956	5,642,414
		10,864,012
Household durables: 2.12%
Cavco Industries Incorporated †	12,418	2,851,545
Century Communities Incorporated	70,668	3,403,371
Ethan Allen Interiors Incorporated	70,415	2,003,307
GoPro Incorporated Class A †	217,097	1,189,692
Meritage Corporation †	38,780	3,350,980
		12,798,895
Internet & direct marketing retail: 0.56%
1-800-Flowers.com Incorporated Class A †	400,589	3,388,983
Leisure products: 1.99%
Johnson Outdoors Incorporated Class A	71,353	4,035,726
Malibu Boats Incorporated Class A †	101,765	5,872,858
Peloton Interactive Incorporated Class A †«	181,251	2,062,636
		11,971,220
Multiline retail: 0.93%
Macy's Incorporated	239,531	5,628,979
Specialty retail: 3.64%
American Eagle Outfitters Incorporated	266,557	4,216,932
Destination XL Group Incorporated †	514,406	3,425,944
Dick's Sporting Goods Incorporated	51,315	6,136,248
Shoe Carnival Incorporated	221,825	5,858,398
Williams-Sonoma Incorporated	19,688	2,301,527
		21,939,049
Textiles, apparel & luxury goods: 1.31%
HanesBrands Incorporated	178,372	1,198,660
Lakeland Industries Incorporated †	105,202	1,402,343
Rocky Brands Incorporated	97,384	2,754,020
Under Armour Incorporated Class A †	250,628	2,506,280
		7,861,303
Consumer staples: 5.63%
Beverages: 0.41%
Coca Cola Bottling Corporation	4,956	2,437,361
The accompanying notes are an integral part of these financial statements.

22  |  Allspring Small Company Value Portfolio

Portfolio of investments—November 30, 2022

	Shares	Value
Food & staples retailing: 1.43%
Grocery Outlet Holding Corporation †	138,774	$ 4,200,689
Sprouts Farmers Market Incorporated †	129,457	4,444,259
		8,644,948
Food products: 3.79%
Cal-Maine Foods Incorporated	82,198	4,790,499
Flowers Foods Incorporated	156,229	4,694,681
Hostess Brands Incorporated †	160,829	4,245,886
Pilgrim's Pride Corporation †	172,344	4,508,519
Post Holdings Incorporated	49,284	4,613,475
		22,853,060
Energy: 4.79%
Energy equipment & services: 2.68%
Helmerich & Payne Incorporated	159,862	8,165,751
Patterson-UTI Energy Incorporated	445,007	7,987,876
		16,153,627
Oil, gas & consumable fuels: 2.11%
Diamondback Energy Incorporated	39,470	5,842,349
W&T Offshore Incorporated †	1,001,947	6,883,376
		12,725,725
Financials: 25.19%
Banks: 13.60%
Ameris Bancorp	136,694	7,228,379
Atlantic Union Bankshares Corporation	170,079	6,066,718
Banc of California Incorporated	176,807	3,000,415
Banner Corporation	99,927	7,056,845
FB Financial Corporation	129,273	5,534,177
First Interstate BancSystem Class A	149,495	6,520,972
Great Southern Bancorp Incorporated	97,385	6,101,170
Heritage Financial Corporation	214,342	7,051,852
Independent Bank Corporation	228,905	5,617,329
OceanFirst Financial Corporation	235,135	5,492,754
OFG Bancorp	208,961	6,053,600
Synovus Financial Corporation	120,425	5,073,505
Umpqua Holdings Corporation	270,394	5,480,886
Univest Financial Corporation	202,934	5,724,768
		82,003,370
Capital markets: 2.66%
Donnelley Financial Solutions †	54,296	2,073,021
Piper Sandler Companies	56,954	8,182,012
Stifel Financial Corporation	89,703	5,763,418
		16,018,451
Diversified financial services: 0.76%
Jackson Financial Incorporation Class A	123,325	4,606,189
Insurance: 5.04%
American Equity Investment Life Holding Company	158,397	6,416,662
The accompanying notes are an integral part of these financial statements.

Allspring Small Company Value Portfolio  |  23

Portfolio of investments—November 30, 2022

	Shares	Value
Insurance (continued)
Brighthouse Financial Incorporated †	77,176	$ 4,301,790
Genworth Financial Incorporated Class A †	700,704	3,524,541
Horace Mann Educators Corporation	110,216	4,253,235
Lincoln National Corporation	61,552	2,396,835
United Fire Group Incorporated	143,378	4,380,198
UnumProvident Corporation	120,473	5,081,551
		30,354,812
Mortgage REITs: 2.42%
AGNC Investment Corporation	700,072	6,993,719
Annaly Capital Management Incorporated	351,627	7,619,757
		14,613,476
Thrifts & mortgage finance: 0.71%
Axos Financial Incorporated †	106,569	4,274,483
Health care: 8.97%
Health care equipment & supplies: 3.62%
EDAP TMS SA ADR †	292,794	3,314,428
Masimo Corporation †	14,623	2,119,458
Merit Medical Systems Incorporated †	66,929	4,818,888
Quidlelothro Corporation †	36,057	3,158,954
Semler Scientific Incorporated †	25,237	748,025
UFP Technologies Incorporated †	63,893	7,670,355
		21,830,108
Health care providers & services: 3.96%
Acadia Healthcare Company Incorporated †	34,315	3,056,094
Addus Homecare Corporation †	41,628	4,590,736
AMN Healthcare Services Incorporated †	44,742	5,534,585
Option Care Health Incorporated †	107,564	3,238,752
Premier Incorporated Class A	42,762	1,426,113
The Ensign Group Incorporated	47,724	4,533,780
U.S. Physical Therapy Incorporated	17,631	1,523,495
		23,903,555
Health care technology: 0.87%
Allscripts Healthcare Solutions Incorporated †	189,377	3,586,800
Computer Programs & Systems Incorporated †	55,023	1,628,681
		5,215,481
Pharmaceuticals: 0.52%
Prestige Consumer Healthcare Incorporated †	50,665	3,113,871
Industrials: 18.09%
Air freight & logistics: 0.19%
Radiant Logistics Incorporated †	220,645	1,178,244
Airlines: 0.63%
Alaska Air Group Incorporated †	80,547	3,821,150
Building products: 1.61%
CSW Industrials Incorporated	41,079	4,968,505
The accompanying notes are an integral part of these financial statements.

24  |  Allspring Small Company Value Portfolio

Portfolio of investments—November 30, 2022

	Shares	Value
Building products (continued)
UFP Industries Incorporated	39,912	$ 3,267,196
Zurn Water Solutions Corporation	59,861	1,449,235
		9,684,936
Commercial services & supplies: 1.57%
ABM Industries Incorporated	100,799	4,755,697
ACCO Brands Corporation	259,090	1,443,131
ADT Incorporated	348,162	3,251,833
		9,450,661
Construction & engineering: 3.60%
Comfort Systems Incorporated	52,112	6,605,717
MYR Group Incorporated †	77,074	7,362,879
Sterling Construction Company Incorporated †	235,832	7,723,498
		21,692,094
Electrical equipment: 1.99%
Atkore Incorporated †	43,350	5,295,203
Generac Holdings Incorporated †	27,476	2,899,268
Nuscale Power Corporation †«	131,618	1,434,636
Regal Rexnord Corporation	17,885	2,344,902
		11,974,009
Machinery: 5.38%
Federal Signal Corporation	153,912	7,478,584
Hillenbrand Incorporated	132,369	6,618,450
Kadant Incorporated	34,507	6,661,231
Miller Industries Incorporated	99,860	2,755,137
Standex International Corporation	19,600	2,058,980
The Shyft Group Incorporated	149,401	3,664,807
The Timken Company	42,037	3,193,971
		32,431,160
Professional services: 1.72%
Barrett Business Services Incorporated	21,922	2,155,590
CBIZ Incorporated †	129,088	6,409,219
First Advantage Corporation †	135,965	1,808,335
		10,373,144
Road & rail: 0.69%
Arcbest Corporation	50,026	4,140,652
Trading companies & distributors: 0.71%
Boise Cascade Company	58,300	4,316,532
Information technology: 10.23%
Communications equipment: 0.43%
Aviat Networks Incorporated †	39,635	1,246,917
Silicom Limited †	29,628	1,353,407
		2,600,324
Electronic equipment, instruments & components: 5.14%
ePlus Incorporated †	82,818	4,112,742
The accompanying notes are an integral part of these financial statements.

Allspring Small Company Value Portfolio  |  25

Portfolio of investments—November 30, 2022

	Shares	Value
Electronic equipment, instruments & components (continued)
Insight Enterprises Incorporated †	57,430	$ 5,967,551
Methode Electronics Incorporated	116,090	5,302,991
PC Connection Incorporated	77,975	4,331,511
Richardson Electric Limited	146,577	3,728,919
Sanmina Corporation †	114,439	7,563,274
		31,006,988
IT services: 2.14%
Cass Information Systems Incorporated	36,807	1,600,368
EPAM Systems Incorporated †	12,014	4,428,120
Hackett Group Incorporated	75,055	1,733,771
TTEC Holdings Incorporated	43,273	2,074,940
WEX Incorporated †	17,979	3,040,968
		12,878,167
Semiconductors & semiconductor equipment: 2.11%
Cirrus Logic Incorporated †	31,440	2,348,882
Diodes Incorporated †	28,470	2,625,788
FormFactor Incorporated †	108,197	2,496,105
Ichor Holdings Limited †	81,456	2,425,760
Onto Innovation Incorporated †	35,012	2,799,209
		12,695,744
Software: 0.41%
Verint Systems Incorporated †	62,454	2,456,316
Materials: 7.35%
Chemicals: 4.84%
Advansix Incorporated	147,941	6,089,252
Hawkins Incorporated	160,901	6,693,482
Hudson Technologies Incorporated †	178,780	2,018,426
Ingevity Corporation †	54,931	4,299,449
Intrepid Potash Incorporated †	61,023	2,199,879
Minerals Technologies Incorporated	58,725	3,540,530
Stepan Company	39,062	4,358,147
		29,199,165
Construction materials: 1.11%
Eagle Materials Incorporated	49,029	6,684,614
Containers & packaging: 0.45%
Greif Incorporated Class A	38,543	2,709,958
Metals & mining: 0.95%
Schnitzer Steel Industries Incorporated Class A	166,927	5,730,604
Real estate: 5.61%
Equity REITs: 5.61%
Agree Realty Corporation	82,849	5,795,288
Armada Hoffler Properties Incorporated	210,347	2,555,716
Global Medical REIT Incorporated	144,759	1,462,066
LXP Industrial Trust	250,879	2,699,458
One Liberty Properties Incorporated «	103,654	2,471,111
Outfront Media Incorporated	177,448	3,245,524
The accompanying notes are an integral part of these financial statements.

26  |  Allspring Small Company Value Portfolio

Portfolio of investments—November 30, 2022

	Shares	Value
Equity REITs (continued)
PotlatchDeltic Corporation	74,845	$ 3,576,843
Retail Opportunity Investment Corporation	175,648	2,678,632
STAG Industrial Incorporated	188,196	6,193,530
Summit Hotel Properties Incorporated	367,396	3,141,236
		33,819,404
Total Common stocks (Cost $453,185,394)		596,927,037

	Expiration date
Warrants: 0.00%
Energy: 0.00%
Energy equipment & services: 0.00%
Parker Drilling Company †	9-16-2024	8,457	211
Total Warrants (Cost $0)			211

		Yield
Short-term investments: 1.26%
Investment companies: 1.26%
Allspring Government Money Market Fund Select Class ♠∞		3.60%	6,090,358	6,090,358
Securities Lending Cash Investments LLC ♠∩∞		3.90	1,523,945	1,523,945
Total Short-term investments (Cost $7,614,303)				7,614,303
Total investments in securities (Cost $460,799,697)	100.28%			604,541,551
Other assets and liabilities, net	(0.28)			(1,694,503)
Total net assets	100.00%			$602,847,048

†	Non-income-earning security
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
The accompanying notes are an integral part of these financial statements.

Allspring Small Company Value Portfolio  |  27

Portfolio of investments—November 30, 2022

Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$5,144,446	$45,756,582	$(44,810,670)	$0	$0	$ 6,090,358	6,090,358	$ 62,990
Securities Lending Cash Investments LLC	8,022,300	65,408,527	(71,906,882)	0	0	1,523,945	1,523,945	87,174 #
				$0	$0	$7,614,303		$150,164

#	Amount shown represents income before fees and rebates.
The accompanying notes are an integral part of these financial statements.

28  |  Allspring Small Company Value Portfolio

Statement of assets and liabilities—November 30, 2022 (unaudited)

Assets
Investments in unaffiliated securities (including $1,465,274 of securities loaned), at value (cost $453,185,394)	$ 596,927,248
Investments in affiliated securities, at value (cost $7,614,303)	7,614,303
Receivable for investments sold	3,312,792
Receivable for dividends	732,209
Receivable for securities lending income, net	29,447
Prepaid expenses and other assets	11,499
Total assets	608,627,498
Liabilities
Payable for investments purchased	3,879,889
Payable upon receipt of securities loaned	1,523,945
Advisory fee payable	342,874
Accrued expenses and other liabilities	33,742
Total liabilities	5,780,450
Total net assets	$602,847,048
The accompanying notes are an integral part of these financial statements.

Allspring Small Company Value Portfolio  |  29

Statement of operations—six months ended November 30, 2022 (unaudited)

Investment income
Dividends (net of foreign withholdings taxes of $8,530)	$ 5,701,667
Securities lending income (including from affiliate), net	343,948
Income from affiliated securities	62,990
Total investment income	6,108,605
Expenses
Advisory fee	2,274,155
Custody and accounting fees	30,257
Professional fees	43,224
Interest holder report expenses	13,495
Trustees’ fees and expenses	10,879
Other fees and expenses	10,148
Total expenses	2,382,158
Less: Fee waivers and/or expense reimbursements	(270,549)
Net expenses	2,111,609
Net investment income	3,996,996
Realized and unrealized gains (losses) on investments
Net realized losses on investments	(4,578,364)
Net change in unrealized gains (losses) on investments	4,256,164
Net realized and unrealized gains (losses) on investments	(322,200)
Net increase in net assets resulting from operations	$ 3,674,796
The accompanying notes are an integral part of these financial statements.

30  |  Allspring Small Company Value Portfolio

Statement of changes in net assets

	Six months ended November 30, 2022 (unaudited)	Year ended May 31, 2022
Operations
Net investment income	$ 3,996,996	$ 4,422,079
Net realized gains (losses) on investments	(4,578,364)	64,991,534
Net change in unrealized gains (losses) on investments	4,256,164	(80,777,394)
Net increase (decrease) in net assets resulting from operations	3,674,796	(11,363,781)
Capital transactions
Transactions in investors’ beneficial interests
Contributions	29,434,327	74,799,145
Withdrawals	(26,454,713)	(87,265,392)
Net increase (decrease) in net assets resulting from capital transactions	2,979,614	(12,466,247)
Total increase (decrease) in net assets	6,654,410	(23,830,028)
Net assets
Beginning of period	596,192,638	620,022,666
End of period	$602,847,048	$596,192,638
The accompanying notes are an integral part of these financial statements.

Allspring Small Company Value Portfolio  |  31

Financial highlights
		Year ended May 31
	Six months ended November 30, 2022 (unaudited)	2022	2021	2020	2019	2018
Total return[1]	0.53%	(1.78)%	78.76%	(13.74)%	(14.51)%	20.10%
Ratios to average net assets (annualized)
Gross expenses	0.83%	0.83%	0.83%	0.82%	0.86%	0.85%
Net expenses[2]	0.74%	0.74%	0.74%	0.74%	0.75%	0.84%
Net investment income	1.40%	0.72%	0.71%	1.15%	0.80%	0.87%
Supplemental data
Portfolio turnover rate	50%	70%	62%	78%	168%	144%

[1]	Returns for periods of less than one year are not annualized.
[2]	Net expense ratios reflect voluntary waivers, if any.
The accompanying notes are an integral part of these financial statements.

32  |  Allspring Small Company Value Portfolio

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Master Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Small Company Value Portfolio (the "Portfolio") which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any "public offering" within the meaning of Section 4(a)(2) of the Securities Act of 1933.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Securities lending
The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund, if any, is included in securities lending income (including from affiliate) (net of fees and rebates) on the Statement of Operations.
In a securities lending transaction, the net asset value of the Portfolio is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Allspring Small Company Value Portfolio  |  33

Notes to financial statements (unaudited)
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of November 30, 2022, the aggregate cost of all investments for federal income tax purposes was $460,790,220 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$151,909,224
Gross unrealized losses	(8,157,893)
Net unrealized gains	$143,751,331
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

34  |  Allspring Small Company Value Portfolio

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Consumer discretionary	$ 79,334,654	$ 0	$0	$ 79,334,654
Consumer staples	33,935,369	0	0	33,935,369
Energy	28,879,352	0	0	28,879,352
Financials	151,870,781	0	0	151,870,781
Health care	54,063,015	0	0	54,063,015
Industrials	109,062,582	0	0	109,062,582
Information technology	61,637,539	0	0	61,637,539
Materials	44,324,341	0	0	44,324,341
Real estate	33,819,404	0	0	33,819,404
Warrants
Energy	0	211	0	211
Short-term investments
Investment companies	7,614,303	0	0	7,614,303
Total assets	$604,541,340	$211	$0	$604,541,551
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended November 30, 2022, the Portfolio did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Advisory fee
The Trust has entered into an advisory contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Allspring Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $500 million	0.800%
Next $500 million	0.775
Next $1 billion	0.750
Next $1 billion	0.725
Next $1 billion	0.700
Over $4 billion	0.680
For the six months ended November 30, 2022, the advisory fee was equivalent to an annual rate of 0.80% of the Portfolio’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Portfolio and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Portfolio increase.
Allspring Funds Management has voluntarily waived and/or reimbursed advisory fees to reduce the net operating expense ratio of the Portfolio. These voluntary waivers may be discontinued at any time.

Allspring Small Company Value Portfolio  |  35

Notes to financial statements (unaudited)
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended November 30, 2022 were $298,150,122 and $284,016,527, respectively.
6. SECURITIES LENDING TRANSACTIONS
The Portfolio lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Portfolio and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Federal Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Allspring Funds Management and is subadvised by Allspring Investments. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser.
In the event of counterparty default or the failure of a borrower to return a loaned security, the Portfolio has the right to use the collateral to offset any losses incurred. As of November 30, 2022, the Portfolio had securities lending transactions with the following counterparties which are subject to offset:
Counterparty	Value of securities on loan	Collateral received[1]	Net amount
Barclays Capital Incorporated	$1,465,274	$(1,465,274)	$0
1 Collateral received within this table is limited to the collateral for the net transaction with the counterparty.
7. BANK BORROWINGS
The Trust, along with Allspring Variable Trust and Allspring Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund interest holders withdrawal requests. Interest under the credit agreement is charged to the Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee equal based on the unused balance is allocated to each participating fund.
For the six months ended November 30, 2022, there were no borrowings by the Portfolio under the agreement.
8. CONCENTRATION  RISKS
As of the end of the period, the Portfolio concentrated its portfolio of investments in the financials sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
9. MARKET RISKS
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

36  |  Allspring Small Company Value Portfolio

Notes to financial statements (unaudited)
10. INDEMNIFICATION
Under the Portfolio's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.

Allspring Small Company Value Portfolio  |  37

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund and Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. Shareholders and Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

38  |  Allspring Small Company Value Fund

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 125 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Allspring Small Company Value Fund  |  39

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner, Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner, Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination Medical Center Corporation. Board member of the Minnesota Wild Foundation.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

40  |  Allspring Small Company Value Fund

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Small Company Value Fund  |  41

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-12142022-e3ffrskt 01-23
SA286/SAR286 11-22

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	INVESTMENTS

A Portfolio of Investments for each series of Allspring Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Allspring Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the most recent fiscal half-year of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13.	EXHIBITS

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b) Certifications pursuant to Section  906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date: January 26, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date: January 26, 2023

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer

Date: January 26, 2023